UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Total Factor Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

▶	BlackRock Commodity Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of January 31, 2018	BlackRock Commodity Strategies Fund

Investment Objective

BlackRock Commodity Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund outperformed its benchmark, the Bloomberg Commodity Index Total Return.

What factors influenced performance?

The Fund’s out-of-benchmark exposure to natural resources equities — particularly mining and energy stocks — contributed to performance versus the commodity-only benchmark. Curve strategies in the commodity futures-based investments portfolio also had a positive effect on results. (Curve strategies involve choosing whether to invest in short-, intermediate-, or longer-dated contracts.)

The Fund’s portfolio of industrial-metals stocks produced the strongest performance. The prices of mined commodities trended higher, which improved miners’ cash flows and allowed them to pay down debt. Mined commodity prices were supported by the backdrop of synchronized global growth and better-than-expected economic data from China. Battery-related materials were especially strong due to favorable news flow. Volkswagen doubled its commitment to electric vehicles, and China announced plans to ban internal combustion engines at an undetermined point in the future. In addition, China’s electric vehicle sales came in at a record high. In this environment, the Fund’s out-of-benchmark position in the Canadian company Neo Lithium Corp. was among the largest contributors to relative performance during the period.

The energy equity portfolio also contributed positively, as stocks in the sector reacted favorably to a rally in crude oil prices. At the stock level, an out-of-benchmark position in the U.S. exploration & production company Pioneer Natural Resources Co. was a leading contributor.

Approximately 50% of the portfolio was held in fully collateralized, commodity-linked derivatives tied to commodity indices, using an enhanced index approach. This aspect of the Fund’s strategy contributed to returns.

The Fund’s portfolio of precious metals stocks, while posting a positive absolute return, detracted from relative performance. The shortfall was primarily due to a range-bound gold price and the lack of catalysts for a meaningful rally.

At the individual stock level, an out-of-benchmark position in the Brazilian chicken and prepared foods producer Brasil Foods SA detracted. Although the company delivered positive results and exhibited signs that its fundamentals are recovering, it appears that the market is waiting to see if the improvement is sustainable.

Describe recent portfolio activity.

The investment adviser took some profits in mining stocks following the sector’s robust performance. The Fund invested the proceeds into agriculture stocks based on their relative valuations.

The investment adviser also rotated some of its holdings within the agriculture-stock portfolio by taking profits in the agricultural equipment manufacturer Deere & Co., and adding to the U.S. chicken and prepared foods producer Tyson Foods, Inc. based on its relative valuation. The investment adviser also initiated a position in the agricultural equipment producer Agco Corp., which it believed could benefit from improving profit margins and recovering demand in its end markets.

In the energy space, the investment adviser adjusted the Fund’s holdings in response to shifts in relative valuations. In addition, the Fund’s weightings were increased in battery-material companies and high-quality iron ore producers in the mining sector.

The Fund maintained a position in cash and cash equivalents, predominantly comprised of U.S. Treasury bills, as collateral against its exposure to commodity-linked notes. The cash balance did not have a material impact on returns.

Describe portfolio positioning at period end.

As of January 31, 2018, the Fund had weightings of approximately 51% in natural resources stocks and 49% in commodity-linked derivatives (including collateral held against the position in commodity linked notes). Its largest weightings were in the energy and agriculture sectors (both at 32%), followed by mining (24%) and precious metals (12%).

In the mining sector, the investment adviser maintained a bias toward higher-quality companies and those that are experiencing faster growth and/or reducing debt. In the energy portfolio, it emphasized high-quality U.S. shale exploration & production companies. With regard to agriculture stocks, the Fund was tilted toward upstream companies based on the improving outlook for crop prices and the resulting stabilization in farm income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Commodity Strategies Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.57%	7.25%	N/A	(4.28)%	N/A	(2.50)%	N/A
Investor A	10.47	7.12	1.50%	(4.48)	(5.50)%	(2.70)	(3.52)%
Investor C	10.00	6.26	5.26	(5.20)	(5.20)	(3.44)	(3.44)
Class K	10.60	7.30	N/A	(4.23)	N/A	(2.45)	N/A
Bloomberg Commodity Index Total Return(d)	7.06	3.58	N/A	(8.52)	N/A	(6.57)	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.
(c)	The Fund commenced operations on October 3, 2011.
(d)	An unmanaged commodity index currently composed of futures contracts on 20 physical commodities that assumes that the futures positions are fully collateralized. Prior to July 1, 2014, the Bloomberg Commodity Index Total Return was known as the Dow Jones-UBS Commodity Index Total ReturnSM.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,104.20	$5.25	$1,000.00	$1,020.21	$5.04	0.99%
Investor A	1,000.00	1,104.70	6.58	1,000.00	1,018.95	6.31	1.24
Investor C	1,000.00	1,100.00	10.53	1,000.00	1,015.17	10.11	1.99
Class K	1,000.00	986.70	0.15	1,000.00	1,000.67	0.15	0.94

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
For Class K Shares, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 6/365 (to reflect the period from January 25, 2018, the commencement of operations, to January 31, 2018).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Royal Dutch Shell PLC, A Shares	4%
BHP Billiton PLC	4
UBS AG, 3-month LIBOR, 3/12/18(b)	3
Canadian Imperial Bank of Commerce, 3-month LIBOR, 3/12/18(b)	3
iPath Bloomberg Commodity Index Total Return ETN	3
Chevron Corp	3
PowerShares DB Commodity Index Tracking Fund	3
Exxon Mobil Corp.	2
Deere & Co.	2
Tyson Foods, Inc., Class A	2

(a)	Total investments exclude short-term securities.
(b)	Represents a commodity-linked note.

PORTFOLIO COMPOSITION
Asset Type	Percent of Total Investments(a)
Common Stocks	83%
Investment Companies	10
Commodity-Linked Notes	7
Warrants	—(b)

(a)	Total investments exclude short-term securities.
(b)	Amount is less than 0.5%.

FUND SUMMARY	5

About Fund Performance	BlackRock Commodity Strategies Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of January 25, 2018, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, except with respect to Class K Shares which are based on a hypothetical investment of $1,000 invested on January 25, 2018 (commencement of operations) and held through January 31, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) January 31, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commodity-Linked Notes — 4.2%
Canadian Imperial Bank of Commerce, 3-month LIBOR (Indexed to Bloomberg Commodity Total Return Index + 0.00%, multiplied by 3), 3/12/18 (a)(b)(c)	$6,000	$6,049,800
UBS AG, 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return Index + 0.00%, multiplied by 3), 3/12/18 (a)(b)(c)	6,000	6,070,560

Total Commodity-Linked Notes — 4.2% (Cost: $12,000,000)		12,120,360

	Shares
Common Stocks — 49.9%

Chemicals — 5.5%
Albemarle Corp.	3,951	440,892
American Vanguard Corp.	40,759	862,053
CF Industries Holdings, Inc.	37,989	1,612,253
FMC Corp.	4,643	424,045
Highfield Resources Ltd. (d)(e)	377,728	325,680
Monsanto Co.	25,982	3,164,608
Mosaic Co.	42,931	1,172,016
Nufarm Ltd.	127,926	820,148
Nutrien Ltd. (d)	73,658	3,853,571
UPL Ltd.	88,524	1,045,237
Yara International ASA	40,393	1,942,935

		15,663,438
Construction Materials — 0.1%
Imerys SA	3,113	333,636

Energy Equipment & Services — 1.8%
Baker Hughes a GE Co.	26,537	853,165
Halliburton Co.	38,388	2,061,436
Patterson-UTI Energy, Inc.	19,940	470,983
Precision Drilling Corp. (d)	68,714	249,158
Schlumberger Ltd.	15,394	1,132,691
U.S. Silica Holdings, Inc. (e)	10,837	360,764

		5,128,197
Food & Staples Retailing — 0.2%
Andersons, Inc.	15,733	536,495

Food Products — 6.2%
Archer-Daniels-Midland Co.	42,644	1,831,560
BRF SA — ADR (d)	106,147	1,181,416
Bunge Ltd.	26,150	2,077,094
Clean Seas Seafood Ltd. (d)	5,813,302	271,693
Elders Ltd.	47,673	301,173
Glanbia PLC	105,376	1,802,210
Hormel Foods Corp.	38,015	1,305,055
Minerva SA	173,062	523,097
Origin Enterprises PLC	68,276	512,850
Pioneer Foods Group Ltd.	58,942	649,811
PureCircle Ltd. (d)	56,364	346,923
SunOpta, Inc. (d)(e)	83,785	620,009
Tegel Group Holdings Ltd. (e)	533,142	443,977
Tyson Foods, Inc., Class A	51,072	3,887,090
Wilmar International Ltd.	862,000	2,099,283

		17,853,241
Machinery — 2.7%
Ag Growth International, Inc.	9,310	430,304
AGCO Corp.	20,698	1,503,089
Deere & Co.	24,406	4,061,647
Kubota Corp.	84,600	1,729,015

		7,724,055
Metals & Mining — 17.8%
Acacia Mining PLC (d)	34,350	90,691

Security	Shares	Value
Metals & Mining (continued)
Agnico Eagle Mines Ltd.	33,066	$1,564,317
Alamos Gold, Inc., Class A	77,636	465,185
Altura Mining Ltd. (d)(e)	902,843	267,083
AngloGold Ashanti Ltd. — ADR	53,833	607,236
ArcelorMittal (d)	24,149	878,782
Arizona Mining, Inc. (d)	248,408	894,673
Australian Mines Ltd. (d)	3,967,205	318,991
B2Gold Corp. (d)	137,692	416,434
Bacanora Minerals Ltd. (d)	55,542	93,845
Barrick Gold Corp.	53,333	766,929
Beadell Resources Ltd. (d)(e)	550,716	66,744
Belo Sun Mining Corp. (d)(e)	242,891	71,090
BHP Billiton PLC	276,548	6,158,789
Boliden AB	25,793	936,362
Cautivo Mining, Inc. (d)(e)	3,434	1,368
Centamin PLC	218,586	505,755
Centerra Gold, Inc. (d)	79,181	408,780
Dalradian Resources, Inc. (d)(e)	206,283	207,960
Eldorado Gold Corp.	205,178	265,230
Endeavour Mining Corp. (d)	30,884	570,224
ERO Copper Corp. (d)	34,792	217,804
Evolution Mining Ltd.	163,006	375,453
First Cobalt 4-month Lockup (Acquired 12/08/17, cost $250,996) (f)	250,996	219,366
First Quantum Minerals Ltd.	94,804	1,413,582
Franco-Nevada Corp.	19,062	1,457,546
Fresnillo PLC	33,620	643,675
Galaxy Resources Ltd. (d)(e)	65,512	173,936
Glencore PLC (d)	669,046	3,834,566
Gold Standard Ventures Corp. (d)	114,938	206,515
Goldcorp, Inc.	72,899	1,043,700
Iluka Resources Ltd.	26,684	216,564
Ivanhoe Mines Ltd., Class A (d)	171,584	491,037
KAZ Minerals PLC (d)	29,499	343,280
Kinross Gold Corp. (d)	153,624	666,953
Lundin Mining Corp.	121,090	875,195
MAG Silver Corp. (d)	27,149	291,355
Major Drilling Group International, Inc. (d)	41,388	216,025
Nemaska Lithium, Inc. (d)(e)	84,771	117,852
Neo Lithium Corp. (d)	201,241	340,310
Nevsun Resources Ltd.	75,425	157,595
Newcrest Mining Ltd.	91,159	1,667,146
Newmont Mining Corp.	47,911	1,940,875
Northern Star Resources Ltd.	169,214	791,386
Nyrstar NV (d)	17,543	142,445
Oceanagold Corp.	177,629	489,563
Osisko Gold Royalties Ltd.	14,357	161,312
Petra Diamonds Ltd. (d)(e)	253,890	216,291
Polymetal International PLC	18,396	215,539
Polyus PJSC — GDR, Registered Shares	3,808	154,414
Pretium Resources, Inc. (d)	72,322	503,314
Randgold Resources Ltd. — ADR	20,745	2,098,564
Rio Tinto PLC	57,010	3,173,348
Sheffield Resources Ltd. (d)	375,123	201,013
Sierra Metals, Inc. (d)(e)	171,755	432,878
Sociedad Minera Cerro Verde SAA (d)	22,747	659,663
SolGold PLC (d)	322,892	100,861
South32 Ltd.	358,299	1,100,291
Teck Resources Ltd., Class B	84,932	2,466,480
Titan Mining Corp.	178,100	220,091
TMAC Resources, Inc. (d)	25,652	184,986
Torex Gold Resources, Inc. (d)	32,856	338,978
Trevali Mining Corp. (d)	538,521	709,272
Vale SA — ADR (d)	256,255	3,354,378
Volcan Cia Minera SAA, Class B	202,785	86,385
Wheaton Precious Metals Corp.	42,522	918,544

		51,186,794
Oil, Gas & Consumable Fuels — 15.6%
Anadarko Petroleum Corp.	20,789	1,248,379

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Andeavor	7,925	$857,168
BP PLC	470,337	3,355,568
Cabot Oil & Gas Corp.	29,121	767,338
Cairn Energy PLC (d)(e)	163,818	481,989
Canadian Natural Resources Ltd.	40,576	1,385,192
Chevron Corp.	40,383	5,062,009
Cimarex Energy Co.	11,585	1,299,837
Concho Resources, Inc. (d)	2,963	466,495
ConocoPhillips	37,675	2,215,667
Devon Energy Corp.	36,175	1,496,560
Enbridge, Inc.	18,292	669,666
EnCana Corp.	106,816	1,320,871
Eni SpA	25,186	453,407
EOG Resources, Inc.	17,253	1,984,095
EQT Corp.	17,246	936,285
Exxon Mobil Corp.	49,029	4,280,232
Green Plains, Inc.	50,523	884,152
Kosmos Energy Ltd. (d)(e)	69,567	480,708
Marathon Oil Corp.	56,137	1,021,132
Metro Mining Ltd. (d)	421,069	88,218
Noble Energy, Inc.	36,176	1,104,092
Oil Search Ltd.	101,956	621,835
Oklo Resources Ltd. (d)	156,031	53,250
Phillips 66	4,463	457,011
Pioneer Natural Resources Co.	9,246	1,691,186
Royal Dutch Shell PLC, A Shares	177,166	6,211,207
TOTAL SA	18,522	1,073,911
TransCanada Corp.	32,629	1,502,260
Valero Energy Corp.	15,285	1,466,901

		44,936,621
Paper & Forest Products — 0.0%
Quintis Ltd. (c)(d)(e)	845,494	7

Total Common Stocks — 49.9% (Cost: $117,610,523)		143,362,484

Investment Companies — 6.3%
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (d)(g)	696,118	3,884,338
ETFS All Commodities DJ-UBSCISM (d)(g)	401,100	3,643,994
iPath Bloomberg Commodity Index Total Return ETN (d)(g)	223,239	5,585,440
PowerShares DB Commodity Index Tracking Fund (d)(g)	294,041	5,028,101

Total Investment Companies — 6.3% (Cost: $16,419,137)		18,141,873

Warrants — 0.0%

Metals & Mining — 0.0%
Nemaska Lithium, Inc. (Issued/exercisable 7/08/16, 1 Share for 1 Warrant, Expires 7/08/19, Strike Price CAD 1.50)	13,155	6,524

Total Warrants — 0.0% (Cost: $2,568)		6,524

Total Long-Term Investments — 60.4% (Cost: $146,032,228)		173,631,241

Short-Term Securities — 39.4%

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21% (h)(k)	6,576,008	6,576,008
SL Liquidity Series LLC, Money Market Series, 1.59% (h)(i)(k)	2,199,733	2,199,733

Total Money Market Funds — 3.0% (Cost: $8,775,606)		8,775,741

Security	Par (000)	Value
U.S. Treasury Obligations — 36.4%
U.S. Treasury Bills (j):
1.25%, 2/22/18	$16,000	$15,988,817
1.29%, 3/15/18	18,000	17,972,138
1.37%, 4/12/18	17,000	16,954,826
1.42%, 5/17/18	18,000	17,923,676
1.53%, 6/21/18	20,000	19,882,166
1.59%, 7/19/18	16,000	15,880,624

Total U.S. Treasury Obligations — 36.4% (Cost: $104,613,305)		104,602,247

Total Short-Term Securities — 39.4% (Cost: $113,388,911)		113,377,988

Total Investments — 99.8% (Cost: $259,421,139)		287,009,229
Other Assets Less Liabilities — 0.2%		604,145

Net Assets — 100.0%		$287,613,374

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Commodity Strategies Fund

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Security, or a portion of the security, is on loan.
(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $219,366, representing 0.1% of its net assets as of period end, and an original cost of $214,560.
(g)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Rates are discount rates or a range of discount rates at the time of purchase.
(k)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,122,982	5,453,026	6,576,008	$6,576,008	$12,194		$ 6	$—
SL Liquidity Series, LLC, Money Market Series	1,462,360	737,373	2,199,733	2,199,733	39,267	(b)	(263)	71

				$8,775,741	$51,461		$(257)	$71

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviation

CAD	Canadian Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
BCOMTR	Bloomberg Commodity Index Total Return
BCOMRST	Bloomberg Roll Select Commodity Total Return Index
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	11/29/18	USD	498	$19,476	$—	$19,476
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	12/13/18	USD	1,000	76,200	—	76,200
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/17/18	USD	1,002	65,764	—	65,764
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/19/18	USD	1,501	87,660	—	87,660
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/21/18	USD	1,002	51,087	—	51,087
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/24/18	USD	2,011	91,176	—	91,176
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/27/18	USD	1,004	30,889	—	30,889

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Commodity Strategies Fund

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/02/19	USD	1,003	$15,690	$—	$ 15,690
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/04/19	USD	999	14,322	—	14,322
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Royal Bank of Canada	01/08/19	USD	998	22,919	—	22,919
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/10/19	USD	1,001	17,794	—	17,794
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/11/19	USD	2,002	33,154	—	33,154
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/14/19	USD	1,005	11,811	—	11,811
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/16/19	USD	997	14,505	—	14,505
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/17/19	USD	1,004	11,163	—	11,163
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/18/19	USD	999	12,469	—	12,469
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	23,975	326,130	—	326,130
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	21,977	303,801	—	303,801
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/22/19	USD	4,013	44,672	—	44,672
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/22/19	USD	1,997	28,726	—	28,726
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/23/19	USD	1,003	7,129	—	7,129
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/24/19	USD	1,015	(7,473)	—	(7,473)
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/25/19	USD	1,001	(6,496)	—	(6,496)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/28/19	USD	2,008	(22,141)	—	(22,141)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/29/19	USD	1,997	(18,245)	—	(18,245)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/30/19	USD	3,985	(21,295)	—	(21,295)
3-month U.S. Treasury Bill(a)(b)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/31/19	USD	2,984	—	—	—

								$1,210,887	$—	$1,210,887

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Balances Reported in the Consolidated Statement of Assets and Liabilities for OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	$—	$—	$1,286,537	$(75,650)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — OTC	Unrealized appreciation on OTC swaps	$1,286,537	$—	$—	$—	$—	$—	$1,286,537

Liabilities — Derivative Financial Instruments
Swaps — OTC	Unrealized depreciation on OTC swaps	$75,650	$—	$—	$—	$—	$—	$75,650

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Commodity Strategies Fund

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps	$1,210,887	$—	$—	$—	$—	$—	$1,210,887

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$41,990,047

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Swaps — OTC(a)	$1,286,537	$75,650

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$1,286,537	$75,650

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$1,286,537	$75,650

(a)	Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Citibank N.A	$1,244,142	$(35,264)	$—	$(1,208,878)	$ —
Royal Bank of Canada.	42,395	(40,386)	—	—	2,009

	$1,286,537	$(75,650)	$—	$(1,208,878)	$2,009

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(d)
Citibank N.A	$35,264	$(35,264)	$—	$—	$—
Royal Bank of Canada.	40,386	(40,386)	—	—	—

	$75,650	$(75,650)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	$—	$—	$12,120,360	$12,120,360
Common Stocks:
Chemicals	11,855,118	3,808,320	—	15,663,438
Construction Materials	—	333,636	—	333,636
Energy Equipment & Services	5,128,197	—	—	5,128,197
Food & Staples Retailing	536,495	—	—	536,495
Food Products	13,951,748	3,901,493	—	17,853,241

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Commodity Strategies Fund

	Level 1	Level 2	Level 3	Total
Machinery	$5,995,040	$1,729,015	$—	$7,724,055
Metals & Mining	30,303,368	20,883,426	—	51,186,794
Oil, Gas & Consumable Fuels	32,685,454	12,251,167	—	44,936,621
Paper & Forest Products	—	—	7	7
Investment Companies	18,141,873	—	—	18,141,873
Warrants	6,524	—	—	6,524
Short Term Securities:
Money Market Funds	6,576,008	—	—	6,576,008
U.S. Treasury Obligations	—	104,602,247	—	104,602,247

Subtotal	$125,179,825	$147,509,304	$12,120,367	$284,809,496

Investments Valued at NAV(a)				2,199,733

Total Investments				$287,009,229

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	$1,286,537	$—	$1,286,537
Liabilities:
Commodity contracts	—	(75,650)	—	(75,650)

	$—	$1,210,887	$—	$1,210,887

(a)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Commodity-Linked Notes	Common Stocks	Total
Assets:
Opening Balance, as of July 31, 2017	$ 23,778,433	$ 99,768	$ 23,878,201
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	2,402,910	—	2,402,910
Net change in unrealized appreciation (depreciation)(a)	(60,983)	(99,761)	(160,744)
Purchases	—	—	—
Sales	(14,000,000)	—	(14,000,000)

Closing Balance, as of January 31, 2018	$ 12,120,360	$ 7	$ 12,120,367

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(a)(b)	$ 2,157,713	$(99,761)	$ 2,057,952

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to consolidated financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (unaudited)

January 31, 2018

BlackRock Commodity Strategies Fund

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,856,433) (cost — $250,645,533)	$278,233,488
Investments at value — affiliated (cost — $8,775,606)	8,775,741
Cash	6,773,671
Foreign currency at value (cost — $224,080)	224,674
Receivables:
Investments sold	3,155,103
Securities lending income — affiliated	5,317
Capital shares sold	1,900,719
Dividends — unaffiliated	159,304
Dividends — affiliated	4,129
Interest — unaffiliated	128,728
From the Manager	70,384
Deferred offering costs	16,641
Prepaid expenses	37,204
Unrealized appreciation on OTC swaps	1,286,537

Total assets	300,771,640

LIABILITIES
Cash received as collateral for OTC derivatives	1,620,000
Cash collateral on securities loaned at value	2,199,844
Payables:
Investments purchased	8,510,747
Administration fees	9,366
Capital shares redeemed	347,928
Deferred foreign capital gain tax	15,956
Investment advisory fees	172,400
Other accrued expenses	186,021
Service and distribution fees	17,987
Trustees’ and Officer’s fees	2,367
Unrealized depreciation on OTC Swaps	75,650

Total liabilities	13,158,266

NET ASSETS	$287,613,374

NET ASSETS CONSIST OF
Paid-in capital	$427,934,205
Distributions in excess of net investment income	(1,086,202)
Accumulated net realized loss	(168,018,059)
Net unrealized appreciation (depreciation)	28,783,430

NET ASSETS	$287,613,374

NET ASSET VALUE
Institutional — Based on net assets of $215,421,223 and 26,396,556 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.16

Investor A — Based on net assets of $64,455,723 and 7,969,285 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.09

Investor C — Based on net assets of $7,539,045 and 965,310 shares outstanding, unlimited number of shares authorized, $0.001 par value	$7.81

Class K — Based on net assets of $197,383 and 24,184 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.16

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2018

BlackRock Commodity Strategies Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,082,465
Dividends — affiliated	12,194
Interest — unaffiliated	474,542
Securities lending income — affiliated — net	39,267
Foreign taxes withheld	(55,435)

Total investment income	1,553,033

EXPENSES
Investment advisory	952,841
Transfer agent — class specific	181,219
Service and distribution — class specific	82,536
Professional	75,387
Administration	44,995
Administration — class specific	21,090
Registration	32,980
Accounting services	23,216
Printing	18,431
Trustees and Officer	5,759
Custodian	10,017
Offering	971
Miscellaneous	18,944

Total expenses	1,468,386
Less:
Fees waived by the Manager	(140,033)
Administration fees waived — class specific	(21,090)
Transfer agent fees waived and/or reimbursed — class specific	(176,009)

Total expenses after fees waived and/or reimbursed	1,131,254

Net investment income	421,779

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,629,523
Investments — affiliated	(263)
Capital gain distributions from investment companies — affiliated	6
Foreign currency transactions	(38,584)

3,590,682

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,031,983 (a)
Investments — affiliated	71
Foreign currency translations	(338)
Swaps	1,210,887

17,242,603

Net realized and unrealized gain	20,833,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,255,064

(a)	Net of $(13,675) foreign capital gain tax.

See notes to consolidated financial statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$421,779	$888,645
Net realized gain	3,590,682	11,817,606
Net change in unrealized appreciation (depreciation)	17,242,603	(11,110,463)

Net increase in net assets resulting from operations	21,255,064	1,595,788

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,079,670)	(1,046,410)
Investor A	(226,220)	(203,610)

Decrease in net assets resulting from distributions to shareholders	(1,305,890)	(1,250,020)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	81,183,459	49,657,548

NET ASSETS
Total increase in net assets	101,132,633	50,003,316
Beginning of period	186,480,741	136,477,425

End of period	$287,613,374	$186,480,741

Distributions in excess of net investment income, end of period	$(1,086,202)	$(202,091)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Financial Highlights (For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015		2014	2013
Net asset value, beginning of period	$7.43		$7.36		$6.98	$9.89		$9.17	$9.93

Net investment income (loss)(a)	0.02		0.05	(b)	0.00 (c)	0.00	(c)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.76		0.09		0.38	(2.91)		0.74	(0.73)

Net increase (decrease) from investment operations	0.78		0.14		0.38	(2.91)		0.72	(0.76)

Distributions from net investment income(d)	(0.05)		(0.07)		—	(0.00	)(e)	—	(0.00	)(e)

Net asset value, end of period	$8.16		$7.43		$7.36	$6.98		$9.89	$9.17

Total Return(f)
Based on net asset value	10.57	%(g)	1.89%		5.44%	(29.41)%		7.85%	(7.63)%

Ratios to Average Net Assets
Total expenses(h)	1.25	%(i)	1.21%		1.39%	1.33%		1.33%	1.38%

Total expenses excluding recoupment of past waived and/or reimbursed fees(h)	1.25	%(i)	1.21%		1.39%	1.33%		1.33%	1.38%

Total expenses after fees waived and/or reimbursed(h)	0.99	%(i)	0.99%		1.26%	1.28%		1.29%	1.29%

Net investment income (loss)(h)	0.49	%(i)	0.65	%(b)	0.05%	0.00	%(j)	(0.22)%	(0.24)%

Supplemental Data
Net assets, end of period (000)	$215,421		$148,978		$107,021	$348,529		$413,506	$378,747

Portfolio turnover rate	45%		96%		132%	85%		71%	63%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.02 per share and 0.20%, respectively, resulting from a special dividend.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.08%	0.04%	0.01%	0.01%	0.05%	0.01%

(i)	Annualized.
(j)	Amount is less than 0.005%.

See notes to consolidated financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$7.36		$7.29		$6.94	$9.85	$9.15	$9.93

Net investment income (loss)(a)	0.01		0.03	(b)	(0.02)	(0.02)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.76		0.10		0.37	(2.89)	0.74	(0.74)

Net increase (decrease) from investment operations	0.77		0.13		0.35	(2.91)	0.70	(0.78)

Distributions from net investment income(c)	(0.04)		(0.06)		—	—	—	—

Net asset value, end of period	$8.09		$7.36		$7.29	$6.94	$9.85	$9.15

Total Return(d)
Based on net asset value.	10.47	%(e)	1.71%		5.04%	(29.54)%	7.65%	(7.86)%

Ratios to Average Net Assets
Total expenses(f)	1.76	%(g)	1.69%		1.97%	1.85%	1.78%	1.79%

Total expenses excluding recoupment of past waived and/or reimbursed fees(f)	1.76	%(g)	1.69%		1.97%	1.85%	1.78%	1.79%

Total expenses after fees waived and/or reimbursed(f)	1.24	%(g)	1.24%		1.45%	1.50%	1.50%	1.50%

Net investment income (loss)(f)	0.19	%(g)	0.38	%(b)	(0.33)%	(0.23)%	(0.43)%	(0.39)%

Supplemental Data
Net assets, end of period (000)	$64,456		$31,755		$23,652	$11,308	$21,402	$17,399

Portfolio turnover rate	45%		96%		132%	85%	71%	63%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.02 per share and 0.20%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.08%	0.04%	0.01%	0.01%	0.05%	0.01%

(g)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	17

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$7.10		$7.04		$6.74	$9.64	$9.02	$9.87

Net investment loss(a)	(0.02)		(0.03	)(b)	(0.07)	(0.08)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	0.73		0.09		0.37	(2.82)	0.73	(0.74)

Net increase (decrease) from investment operations	0.71		0.06		0.30	(2.90)	0.62	(0.85)

Net asset value, end of period	$7.81		$7.10		$7.04	$6.74	$9.64	$9.02

Total Return(c)
Based on net asset value	10.00	%(d)	0.85%		4.45%	(30.08)%	6.87%	(8.61)%

Ratios to Average Net Assets
Total expenses(e)	2.35	%(f)	2.40%		2.68%	2.50%	2.43%	2.49%

Total expenses excluding recoupment of past waived and/or reimbursed fees(e)	2.35	%(f)	2.40%		2.68%	2.50%	2.43%	2.49%

Total expenses after fees waived and/or reimbursed(e)	1.99	%(f)	1.99%		2.21%	2.25%	2.25%	2.25%

Net investment loss(e)	(0.49	)%(f)	(0.36	)%(b)	(1.03)%	(0.99)%	(1.17)%	(1.14)%

Supplemental Data
Net assets, end of period (000)	$7,539		$5,747		$5,804	$5,062	$9,443	$10,332

Portfolio turnover rate	45%		96%		132%	85%	71%	63%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.02 per share and 0.20%, respectively, resulting from a special dividend.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.08%	0.04%	0.01%	0.01%	0.05%	0.01%

(f)	Annualized.

See notes to consolidated financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)
	Class K
	Period from 01/25/18(a) to 01/31/18 (unaudited)
Net asset value, beginning of period	$8.27

Net investment income(b)	0.00	(c)
Net realized and unrealized loss	(0.11)

Net decrease from investment operations	(0.11)

Net asset value, end of period	$8.16

Total Return(d)
Based on net asset value	(1.33	)%(e)

Ratios to Average Net Assets
Total expenses	1.12	%(f)(g)

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.12	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.94	%(f)(g)

Net investment income	0.01	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$197

Portfolio turnover rate	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.08%.
(g)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Commodity Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and consolidated financial statements of the Fund include the positions and accounts, respectively, of its Subsidiary. The net assets of the Subsidiary as of period end were $20,881,447, which is 7.3% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on their relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Commodity-Linked Notes are valued utilizing quotes received daily by the Fund’s pricing service or through brokers. The Fund’s pricing service utilizes valuation models, which incorporate a number of transaction specific data factors, such as the performance return multiple and upfront interest paid, as well as the price of the underlying index.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements  (continued)

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs:

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2018, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Commodity-Linked Notes: Commodity-linked notes seek to provide exposure to the investment returns of the commodities markets, without investing directly in commodities. In a commodity-linked note, a fund purchases a note and, in return, the issuer typically provides for an interest payment and a principal payment at maturity linked to the price movement of the underlying commodity index less an agreed-upon fee. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. In addition to credit, interest rate and counterparty risk typically associated with traditional debt investments, commodity-linked notes are subject to risks affecting the underlying commodity index. The value of the commodity-linked notes may fluctuate by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The commodity-linked notes have an automatic redemption feature if the underlying index declines from the original trade date by the amount specified in the agreement. A fund has the option to request prepayment from the issuer at any time.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$ 304,233	$ (304,233)	$—
Credit Suisse Securities (USA) LLC	418,576	(418,576)	—
Deutsche Bank Securities, Inc.	714,302	(714,302)	—
JP Morgan Securities LLC	878	(878)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	111,220	(111,220)	—
Morgan Stanley	307,224	(307,224)	—

	$1,856,433	$(1,856,433)	$—

(a)	Cash collateral with a value of $2,199,844 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements   (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•	Total Return Swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee

First $1 Billion	0.90%
$1 Billion — $3 Billion	0.85
$3 Billion — $5 Billion	0.81
$5 Billion — $10 Billion	0.78
Greater than $10 Billion	0.77

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C

Distribution Fee	—%	0.75%
Service Fee	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$53,898	$28,638	$82,536

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee

First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$16,204	$4,312	$573	$1	$21,090

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Fund or a share class.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$214	$631	$148	$993

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements   (continued)

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$94,408	$80,732	$6,079	$181,219

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $8,919.

For the six months ended January 31, 2018, affiliates received CDSCs as follows:

Investor A	$16
Investor C	2,292

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2018, the Fund waived $827.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2018, there were no fees waived by the Manager.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.99%	1.24%	1.99%	0.94%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018 unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2018, the Manager waived $139,206 of investment advisory fees, which is included in fees waived by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived — class specific	$16,204	$ 4,312	$ 573	$ 1	$21,090
Transfer agent fees waived and/or reimbursed — class specific	90,878	79,301	5,830	—	176,009

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Fund Level	$238,674	$236,328	$139,206
Institutional	5,759	84,177	107,082
Investor A	51,772	81,764	83,613
Investor C	14,379	15,303	6,403
Class K	—	—	1

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended January 31, 2018, the Fund paid BIM $9,816 for securities lending agent services.

Prior to January 1, 2018, the Fund had a different securities lending arrangement.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, including paydowns and excluding short-term securities, were $86,825,155 and $64,679,504,respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of July 31, 2017, the Fund had capital loss carryforwards, with no expiration date, available to offset future realized capital gains of $168,226,495.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$263,729,053

Gross unrealized appreciation	$27,309,570
Gross unrealized depreciation	(2,818,507)

Net unrealized appreciation	$24,491,063

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements   (continued)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,443,327	$75,008,289	12,844,953	$ 95,639,681
Shares issued in reinvestment of distributions	132,749	1,008,890	125,545	940,699
Shares redeemed	(3,218,148)	(24,700,274)	(7,474,357)	(54,787,532)

Net increase	6,357,928	$51,316,905	5,496,141	$ 41,792,848

Investor A
Shares sold	4,999,790	$38,950,617	3,935,626	$ 28,860,536
Shares issued in reinvestment of distributions	29,998	225,887	27,240	202,575
Shares redeemed	(1,373,030)	(10,790,307)	(2,893,147)	(21,096,612)

Net increase	3,656,758	$28,386,197	1,069,719	$ 7,966,499

Investor C
Shares sold	353,349	$2,725,494	253,937	$ 1,806,823
Shares redeemed	(197,182)	(1,445,137)	(269,588)	(1,908,622)

Net increase (decrease)	156,167	$1,280,357	(15,651)	$ (101,799)

	Period from 01/25/18(a) to 01/31/18

Class K
Shares sold	24,184	$200,000	—	$ —

Net increase	24,184	$200,000	—	$ —

Total Net Increase	10,195,037	$81,183,459	6,550,209	$49,657,548

(a)	Commencement of operations.

As of January 31, 2018, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 24,184 Class K Shares of the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert  Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Legal Counsel
BlackRock International Limited	Sidley Austin LLP
Edinburgh, EH3 8BL	New York, NY 10019
United Kingdom

Custodian	Address of the Trust
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	31

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CSF-1/18-SAR

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

▶	BlackRock Total Factor Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of January 31, 2018	BlackRock Total Factor Fund

Investment Objective

BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

The Fund is a liquid alternative that utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, all while maintaining a low correlation to equity and fixed income markets, and is designed to be resilient to market shocks and drawdowns.

The performance of the blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index is primarily determined by the performance of equity markets. Measured in terms of risk rather than dollars, the comparative index has an allocation of approximately 90% in equities and 10% in bonds.

During the six-month period, performance was muted by exposure to nominal interest rates, as bond yields rose on concerns over the potential for higher inflation. Long/short equity market positioning also detracted, as a carry (income-focused) strategy under which the Fund takes a long position in high yielding assets and short position in low yielding assets was negatively impacted by weakened sentiment with respect to emerging markets. With respect to selection at the individual name level, low volatility holdings underperformed as more market-sensitive stocks were rewarded throughout the time period.

On the positive side, the Fund’s slight net long positioning with respect to equities and commodities was rewarded, as markets surged on the back of strong global trade data, above-expectation earnings, and optimism over U.S. tax reform. Within the long/short portion of the portfolio, momentum-driven strategies were the top performers over the six-month period, particularly within commodities and individual stocks. Carry strategies contributed positively across commodities and bonds.

The Fund routinely holds derivatives including futures and swaps to gain exposure to single name stocks, global bonds, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, the Fund holds currency forwards as a means to protect against unintended exposure to foreign currency risk. Over the six-month period, the use of derivatives had a positive impact on performance.

The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance.

Describe recent portfolio activity.

The Fund’s positioning with respect to the portfolio’s risk exposures remained relatively stable over the period, with a slight tilt toward long/short fixed income factors such as value and carry, and away from long/short equity market factors such as value and momentum.

Describe portfolio positioning at period end.

The Fund seeks to deliver absolute returns by balancing risks between bonds, equities, commodities, and diversifying strategies. At the end of the period, the portfolio was modestly overweight to equities relative to other asset classes, with total risk in line with the Fund’s strategic target.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)
Foreign Government Obligations	89%
U.S. Treasury Obligations	11

(a)	Total investments exclude short-term securities.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Republic of France Inflation Linked Bonds	31%
Australia Government Inflation Linked Bonds	20
Canadian Government Inflation Linked Bonds	15
United Kingdom Gilt Inflation Linked Bonds	13
Deutsche Bundesrepublik Inflation Linked Bonds	10
U.S. Treasury Inflation Indexed Notes	8
U.S. Treasury Inflation Indexed Bonds	3

(a)	Total investments exclude short-term securities.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Total Factor Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.92%	10.71%	N/A	4.26%	N/A	4.31%	N/A
Investor A	5.79	10.47	4.67%	3.99	2.88%	4.05	2.96%
Investor C	5.36	9.61	8.61	3.21	3.21	3.26	3.26
Class K	5.95	10.73	N/A	4.30	N/A	4.36	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index(d)	7.12	13.75	N/A	8.65	N/A	9.12	N/A
MSCI World Index Hedged USD Net(e)	12.32	22.08	N/A	13.10	N/A	14.05	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(f)	(0.35)	2.15	N/A	2.01	N/A	1.81	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed a different investment process and different investment strategies under the name “BlackRock Strategic Risk Allocation Fund.”
(c)	The Fund commenced operations on December 27, 2012.
(d)	This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net 60% and the Bloomberg Barclays U.S. Aggregate Bond Index 40%.
(e)	An index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and calculated with net dividends reinvested daily on the ex-dividends dates 100% hedged to USD using 1-month forward exchange rates.
(f)	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

About Fund Performance	BlackRock Total Factor Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to February 3, 2017, Class K Shares performance results are those of Institutional Shares restated to reflect Class K Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assumes reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical(b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,060.30	$2.75	$1,000.00	$1,022.53	$2.70	0.53%
Investor A	1,000.00	1,058.90	4.15	1,000.00	1,021.17	4.08	0.80
Investor C	1,000.00	1,054.70	8.03	1,000.00	1,017.39	7.88	1.55
Class K	1,000.00	1,059.50	2.60	1,000.00	1,022.68	2.55	0.50

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.

The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) January 31, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 18.2%

Australia — 4.0%
Australia Government Inflation Linked Bonds:
1.00%, 11/21/18	AUD	113	$98,682
4.00%, 08/20/20		331	492,585
1.25%, 02/21/22		413	384,161
3.00%, 09/20/25		526	592,634
0.75%, 11/21/27		230	186,202
2.50%, 09/20/30		320	358,428
2.00%, 08/21/35		281	285,623
1.25%, 08/21/40		230	209,978

			2,608,293
Canada — 3.0%
Canadian Government Inflation Linked Bonds:
4.25%, 12/01/21	CAD	269	251,284
4.25%, 12/01/26		247	265,363
4.00%, 12/01/31		266	315,841
3.00%, 12/01/36		242	281,046
2.00%, 12/01/41		249	264,581
1.50%, 12/01/44		285	282,314
1.25%, 12/01/47		209	199,667
0.50%, 12/01/50		101	79,139

			1,939,235
France — 6.4%
Republic of France Inflation Linked Bonds:
1.30%, 07/25/19	EUR	184	240,090
2.25%, 07/25/20		373	511,831
0.10%, 03/01/21		112	146,103
0.10%, 07/25/21		104	135,736
1.10%, 07/25/22		286	396,042
2.10%, 07/25/23		256	376,020
0.25%, 07/25/24		238	321,535
0.10%, 03/01/25		132	174,612
1.85%, 07/25/27		225	348,690
0.10%, 03/01/28		71	93,474
3.40%, 07/25/29		165	302,014
0.70%, 07/25/30		211	299,652
3.15%, 07/25/32		164	312,289
1.80%, 07/25/40		199	361,626
0.10%, 07/25/47		102	132,642

			4,152,356
Germany — 2.0%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 04/15/20		263	350,583
0.10%, 04/15/23		248	327,868
0.10%, 04/15/26		175	235,451
0.50%, 04/15/30		156	219,720
0.10%, 04/15/46		93	132,225

			1,265,847
United Kingdom — 2.8%
United Kingdom Gilt Inflation Linked Bonds:
0.13%, 11/22/19	GBP	22	32,839
2.50%, 04/16/20		10	51,484
1.88%, 11/22/22		40	68,221
0.13%, 03/22/24		36	57,590
2.50%, 07/17/24		10	51,706
0.13%, 03/22/26		32	52,749
1.25%, 11/22/27		28	52,930
0.13%, 03/22/29		35	60,313
4.13%, 07/22/30		10	51,091
1.25%, 11/22/32		38	80,269
0.75%, 03/22/34		36	72,380
2.00%, 01/26/35		20	76,073
0.13%, 11/22/36		32	61,953
1.13%, 11/22/37		31	71,245
0.63%, 03/22/40		38	85,878

Security		Par (000)	Value
United Kingdom (continued)
0.63%, 11/22/42	GBP	39	$92,030
0.13%, 03/22/44		40	86,307
0.13%, 03/22/46		53	119,197
0.75%, 11/22/47		17	45,520
0.13%, 08/10/48		10	23,176
0.50%, 03/22/50		26	67,266
0.25%, 03/22/52		23	57,772
1.25%, 11/22/55		14	49,130
0.13%, 11/22/56		21	54,991
0.13%, 03/22/58		22	58,375
0.38%, 03/22/62		23	73,263
0.13%, 11/22/65		21	65,574
0.13%, 03/22/68		22	71,959

			1,791,281

Total Foreign Government Obligations — 18.2% (Cost: $10,865,386)			11,757,012

U.S. Treasury Obligations — 2.4%
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/26		37	41,392
2.38%, 01/15/27		24	28,240
1.75%, 01/15/28		12	13,046
3.63%, 04/15/28		15	19,731
2.50%, 01/15/29		23	27,465
3.88%, 04/15/29		23	30,252
3.38%, 04/15/32		7	9,455
2.13%, 02/15/40-02/15/41		45	58,457
0.75%, 02/15/42-02/15/45		54	53,331
0.63%, 02/15/43		32	31,042
1.38%, 02/15/44		32	36,153
1.00%, 02/15/46		21	21,918
0.88%, 02/15/47		20	20,886
U.S. Treasury Inflation Indexed Notes:
1.38%, 07/15/18-01/15/20		126	127,646
0.13%, 04/15/19-07/15/26		479	472,057
1.88%, 07/15/19		35	35,699
1.25%, 07/15/20		45	46,534
1.13%, 01/15/21		11	11,546
0.63%, 07/15/21-01/15/26		149	150,332
0.38%, 07/15/23-07/15/27		191	188,286
0.25%, 01/15/25		36	35,714
2.38%, 01/15/25		52	58,911

Total U.S. Treasury Obligations — 2.4% (Cost: $1,693,870)			1,518,093

Total Long-Term Investments — 20.6% (Cost: $12,559,256)			13,275,105

		Shares

Short-Term Securities — 65.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(a)(b)(c)		42,406,761	42,406,761

Total Short-Term Securities — 65.8% (Cost: $42,406,761)			42,406,761

Total Investments — 86.4% (Cost: $54,966,017)			55,681,866
Other Assets Less Liabilities — 13.6%			8,739,130

Net Assets — 100.0%			$64,420,996

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

(a)	Annualized 7-day yield as of period end.
(b)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(c)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,948,332	19,458,429	42,406,761	$42,406,761	$129,393	$110	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	24	02/16/18	$3,331	$(17,072)
CAC 40 10 Euro Index	26	02/16/18	1,769	(8,698)
IBEX 35 Index	9	02/16/18	1,167	(3,346)
OMX Nordic Exchange	34	02/16/18	686	(14,464)
Hang Seng China Enterprises Index	21	02/27/18	1,825	5,044
Hang Seng Index	12	02/27/18	2,519	(12,273)
TOPIX Index	13	03/08/18	2,190	12,362
ASX SPI 200 Index	9	03/15/18	1,084	(2,012)
Australian Government Bonds (10 Year)	104	03/15/18	10,693	(66,181)
DAX Index	3	03/16/18	1,227	(271)
FTSE 100 Index	16	03/16/18	1,696	(24,964)
FTSE/MIB Index	3	03/16/18	438	14,352
S&P 500 E-Mini Index	13	03/16/18	1,837	31,583

				(85,940)

Short Contracts
SGX CNX Nifty Index	64	02/22/18	1,416	6,522
SGX MSCI Singapore Index	24	02/27/18	737	10,086
FTSE/JSE Top 40 Index	72	03/15/18	3,212	(5,231)
S&P/Toronto Stock Exchange 60 Index	10	03/15/18	1,533	28,848

				40,225

				$(45,715)

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	138,000	(a)	USD	107,727	JPMorgan Chase Bank N.A.	03/21/18	$4,531
EUR	111,000	(a)	USD	138,094	JPMorgan Chase Bank N.A.	03/21/18	159
EUR	93,000	(a)	USD	115,600	JPMorgan Chase Bank N.A.	03/21/18	234
EUR	93,000	(a)	USD	113,293	JPMorgan Chase Bank N.A.	03/21/18	2,540
EUR	98,000	(a)	USD	118,766	JPMorgan Chase Bank N.A.	03/21/18	3,295
EUR	93,500	(a)	USD	111,568	JPMorgan Chase Bank N.A.	03/21/18	4,888
EUR	110,000	(a)	USD	131,118	JPMorgan Chase Bank N.A.	03/21/18	5,890
GBP	119,000	(a)	USD	167,678	JPMorgan Chase Bank N.A.	03/21/18	1,602
NOK	1,266,000	(a)	USD	164,391	JPMorgan Chase Bank N.A.	03/21/18	84
SEK	1,030,000	(a)	USD	130,966	JPMorgan Chase Bank N.A.	03/21/18	180
TWD	3,016,000	(a)	USD	101,188	Deutsche Bank AG	03/21/18	2,529
USD	486,245	(a)	AUD	600,000	JPMorgan Chase Bank N.A.	03/21/18	2,839
USD	407,178	(a)	CAD	500,000	JPMorgan Chase Bank N.A.	03/21/18	446
USD	936,686	(a)	EUR	750,000	JPMorgan Chase Bank N.A.	03/21/18	2,545

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	114,008	(a)	GBP	80,000	JPMorgan Chase Bank N.A.	03/21/18	$207
USD	114,221	(a)	HKD	892,000	JPMorgan Chase Bank N.A.	03/21/18	62
USD	64,137	(a)	HKD	500,000	JPMorgan Chase Bank N.A.	03/21/18	147
USD	102,624	(a)	HKD	800,000	JPMorgan Chase Bank N.A.	03/21/18	240
USD	94,322	(a)	KRW	100,198,000	Deutsche Bank AG	03/21/18	416
USD	142,978	(a)	NOK	1,099,000	JPMorgan Chase Bank N.A.	03/21/18	199
USD	262,489	(a)	SGD	343,000	JPMorgan Chase Bank N.A.	03/21/18	754
JPY	1,388,367	(a)	USD	12,306	JPMorgan Chase Bank N.A.	03/22/18	447

							34,234

KRW	129,200,000	(a)	USD	121,602	JPMorgan Chase Bank N.A.	03/21/18	(516)
SGD	306,000	(a)	USD	233,827	JPMorgan Chase Bank N.A.	03/21/18	(326)
USD	1,759,889	(a)	AUD	2,345,062	JPMorgan Chase Bank N.A.	03/21/18	(129,475)
USD	430,388	(a)	AUD	550,000	JPMorgan Chase Bank N.A.	03/21/18	(12,735)
USD	40,781	(a)	BRL	135,000	JPMorgan Chase Bank N.A.	03/21/18	(1,382)
USD	1,497,862	(a)	CAD	1,921,724	JPMorgan Chase Bank N.A.	03/21/18	(65,391)
USD	34,375	(a)	CHF	34,000	JPMorgan Chase Bank N.A.	03/21/18	(2,294)
USD	136,127	(a)	CHF	127,000	JPMorgan Chase Bank N.A.	03/21/18	(842)
USD	3,937,761	(a)	EUR	3,332,702	JPMorgan Chase Bank N.A.	03/21/18	(213,190)
USD	838,254	(a)	EUR	700,000	JPMorgan Chase Bank N.A.	03/21/18	(33,611)
USD	115,411	(a)	EUR	94,000	JPMorgan Chase Bank N.A.	03/21/18	(1,668)
USD	1,588,943	(a)	GBP	1,176,006	JPMorgan Chase Bank N.A.	03/21/18	(83,952)
USD	354,199	(a)	GBP	250,000	JPMorgan Chase Bank N.A.	03/21/18	(1,432)
USD	124,530	(a)	KRW	135,887,000	Bank of America N.A.	03/21/18	(2,824)
USD	58,630	(a)	KRW	64,151,000	JPMorgan Chase Bank N.A.	03/21/18	(1,493)
USD	34,548	(a)	NOK	287,000	JPMorgan Chase Bank N.A.	03/21/18	(2,738)
USD	45,381	(a)	SEK	383,468	JPMorgan Chase Bank N.A.	03/21/18	(3,445)
USD	92,561	(a)	SEK	747,000	JPMorgan Chase Bank N.A.	03/21/18	(2,551)
USD	54,728	(a)	SGD	74,000	JPMorgan Chase Bank N.A.	03/21/18	(1,740)
USD	221,764	(a)	TWD	6,615,000	JPMorgan Chase Bank N.A.	03/21/18	(5,719)
USD	124,567	(a)	TWD	3,700,000	JPMorgan Chase Bank N.A.	03/21/18	(2,672)
USD	108,025	(a)	TWD	3,166,000	JPMorgan Chase Bank N.A.	03/21/18	(850)
JPY	38,673,000	(a)	USD	356,710	JPMorgan Chase Bank N.A.	03/22/18	(1,470)
USD	112,684	(a)	JPY	12,717,000	JPMorgan Chase Bank N.A.	03/22/18	(4,130)
USD	96,220	(a)	JPY	10,842,000	JPMorgan Chase Bank N.A.	03/22/18	(3,371)
USD	233,685	(a)	JPY	25,492,000	JPMorgan Chase Bank N.A.	03/22/18	(477)
USD	28,323	(a)	ZAR	392,000	JPMorgan Chase Bank N.A.	03/22/18	(4,524)
USD	64,047	(a)	ZAR	800,000	JPMorgan Chase Bank N.A.	03/22/18	(2,988)

							(587,806)

Net Unrealized Depreciation							$(553,572)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Coffee March 2018(b)	USD 19,717,500	Merrill Lynch International	02/09/18	USD	137	$(10,800)	$—	$(10,800)
Cotton No. 2 March 2018(b)	USD 15,612,000	Merrill Lynch International	02/09/18	USD	155	(1,560)	—	(1,560)
Cotton No. 2 March 2018(b)	USD 65,132,000	Merrill Lynch International	02/09/18	USD	618	69,760	—	69,760
Sugar #11 March 2018(b)	USD 1,496,320	Merrill Lynch International	02/13/18	USD	15	(146)	—	(146)
IBOVESPA Index February 2018(b)	BRL (244,687)	Merrill Lynch International	02/14/18	BRL	256	(3,399)	—	(3,399)
WTI Crude March 2018(b)	USD 616,400	Merrill Lynch International	02/14/18	USD	518	24,720	—	24,720
TAIEX February 2018	TWD 109,296,545	Merrill Lynch International	02/21/18	TWD	102,102	53,140	—	53,140
TAIEX February 2018	TWD 17,684,820	Merrill Lynch International	02/21/18	TWD	17,757	2,470	—	2,470
Silver March 2018(b)	USD 1,080,000	Merrill Lynch International	02/22/18	USD	690	(30,360)	—	(30,360)
Silver March 2018(b)	USD 172,550	Merrill Lynch International	02/22/18	USD	172	(140)	—	(140)
Brent Crude April 2018(b)	USD 1,613,520	Merrill Lynch International	02/23/18	USD	1,240	29,880	—	29,880
Brent Crude April 2018(b)	USD 205,470	Merrill Lynch International	02/23/18	USD	207	1,200	—	1,200
Canadian 10-Year Bond March 2018	CAD 163,831,920	Merrill Lynch International	02/23/18	CAD	1,587	(41,918)	—	(41,918)
Canadian 10-Year Bond March 2018	CAD 233,094,310	Merrill Lynch International	02/23/18	CAD	2,248	(67,507)	—	(67,507)
Canadian 10-Year Bond March 2018	CAD 252,592,080	Merrill Lynch International	02/23/18	CAD	2,512	(11,017)	—	(11,017)
Canadian 10-Year Bond March 2018	CAD 26,584,640	Merrill Lynch International	02/23/18	CAD	264	(1,127)	—	(1,127)
Canadian 10-Year Bond March 2018	CAD 371,120,680	Merrill Lynch International	02/23/18	CAD	3,702	(7,127)	—	(7,127)
Canadian 10-Year Bond March 2018	CAD 439,174,890	Merrill Lynch International	02/23/18	CAD	4,364	(22,893)	—	(22,893)
Canadian 10-Year Bond March 2018	CAD 518,121,260	Merrill Lynch International	02/23/18	CAD	4,232	(107,127)	—	(107,127)
Canadian 10-Year Bond March 2018	CAD 93,053,240	Merrill Lynch International	02/23/18	CAD	926	(4,002)	—	(4,002)
Corn March 2018(b)	USD 181,050,000	Merrill Lynch International	02/23/18	USD	904	16,250	—	16,250
Corn March 2018(b)	USD 30,663,750	Merrill Lynch International	02/23/18	USD	307	637	—	637
Gasoline RBOB March 2018(b)	USD 1,219,344	Merrill Lynch International	02/23/18	USD	954	39,917	—	39,917
Gasoline RBOB March 2018(b)	USD 710,564	Merrill Lynch International	02/23/18	USD	716	5,254	—	5,254
Gasoline RBOB March 2018(b)	USD 80,400	Merrill Lynch International	02/23/18	USD	80	(865)	—	(865)
Heating Oil March 2018(b)	USD (1,195,874)	Merrill Lynch International	02/23/18	USD	1,215	(19,169)	—	(19,169)
Heating Oil March 2018(b)	USD (434,133)	Merrill Lynch International	02/23/18	USD	434	189	—	189
Heating Oil March 2018(b)	USD (85,802)	Merrill Lynch International	02/23/18	USD	87	(987)	—	(987)
Long Gilt March 2018	GBP (148,684,680)	Merrill Lynch International	02/23/18	GBP	855	17,531	—	17,531

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity	Fixed Amount Paid/(Received) by the Fund(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Long Gilt March 2018	GBP (61,289,650)	Merrill Lynch International	02/23/18	GBP	611	$3,119	$—	$3,119
Natural Gas March 2018(b)	USD 282,150	Merrill Lynch International	02/23/18	USD	270	(12,600)	—	(12,600)
Natural Gas March 2018(b)	USD 290,250	Merrill Lynch International	02/23/18	USD	270	(20,700)	—	(20,700)
Natural Gas March 2018(b)	USD 350,880	Merrill Lynch International	02/23/18	USD	359	8,520	—	8,520
Soybean March 2018(b)	USD (19,675,000)	Merrill Lynch International	02/23/18	USD	199	(2,400)	—	(2,400)
Soybean March 2018(b)	USD (33,915,000)	Merrill Lynch International	02/23/18	USD	349	(9,363)	—	(9,363)
Soybean March 2018(b)	USD (34,790,000)	Merrill Lynch International	02/23/18	USD	349	(613)	—	(613)
Soybean March 2018(b)	USD (39,730,000)	Merrill Lynch International	02/23/18	USD	398	(1,000)	—	(1,000)
Soybean Meal March 2018(b)	USD 158,600	Merrill Lynch International	02/23/18	USD	101	6,180	—	6,180
Soybean Oil March 2018(b)	USD 14,191,800	Merrill Lynch International	02/23/18	USD	139	(3,024)	—	(3,024)
Soybean Oil March 2018(b)	USD 17,658,000	Merrill Lynch International	02/23/18	USD	179	1,998	—	1,998
Soybean Oil March 2018(b)	USD 73,029,600	Merrill Lynch International	02/23/18	USD	714	(15,984)	—	(15,984)
Wheat March 2018(b)	USD 10,669,500	Merrill Lynch International	02/23/18	USD	113	6,242	—	6,242
Wheat March 2018(b)	USD 13,612,500	Merrill Lynch International	02/23/18	USD	136	(600)	—	(600)
ISE 30 Futures February 2018	TRY 3,002,153	JPMorgan Chase Bank N.A.	02/28/18	TRY	710	9,663	—	9,663
Kuala Lumpur Composite Index February 2018	MYR 3,603,439	Citibank N.A.	02/28/18	MYR	3,638	8,796	—	8,796
U.S. Treasury Note (10 Year) March 2018	USD (231,623,300)	Merrill Lynch International	02/28/18	USD	2,310	6,249	—	6,249
U.S. Treasury Note (10 Year) March 2018	USD (355,976,740)	Merrill Lynch International	02/28/18	USD	3,526	34,002	—	34,002
U.S. Treasury Note (10 Year) March 2018	USD (598,569,300)	Merrill Lynch International	02/28/18	USD	5,957	28,365	—	28,365
Gas Oil March 2018(b)	USD (244,000)	Merrill Lynch International	03/05/18	USD	245	(1,000)	—	(1,000)
Euro-Bund March 2018	EUR 178,266,550	Merrill Lynch International	03/06/18	EUR	1,747	(44,256)	—	(44,256)
Euro-Bund March 2018	EUR 1,548,701,400	Merrill Lynch International	03/08/18	EUR	14,611	(479,875)	—	(479,875)
Euro-Bund March 2018	EUR 112,833,210	Merrill Lynch International	03/08/18	EUR	1,112	(20,600)	—	(20,600)
Euro-Bund March 2018	EUR 381,935,520	Merrill Lynch International	03/08/18	EUR	3,812	(9,529)	—	(9,529)
KOSPI 200 Index March 2018	KRW (83,745,750)	Merrill Lynch International	03/08/18	KRW	83,738	8	—	8
Swiss Market Index March 2018	CHF 2,574,706	JPMorgan Chase Bank N.A.	03/16/18	CHF	2,222	16,147	—	16,147
Swiss Market Index March 2018	CHF 379,377	JPMorgan Chase Bank N.A.	03/16/18	CHF	370	(9,731)	—	(9,731)
Swiss Market Index March 2018	CHF 560,304	JPMorgan Chase Bank N.A.	03/16/18	CHF	555	(5,183)	—	(5,183)

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity	Fixed Amount Paid/(Received) by the Fund(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Index March 2018	CHF 663,700	JPMorgan Chase Bank N.A.	03/16/18	CHF	648	$(16,803)	$—	$(16,803)
Swiss Market Index March 2018	CHF 940,341	JPMorgan Chase Bank N.A.	03/16/18	CHF	926	(15,623)	—	(15,623)
WIG 20 Index March 2018	PLN 1,374,181	JPMorgan Chase Bank N.A.	03/16/18	PLN	1,383	2,618	—	2,618
WIG 20 Index March 2018	PLN 288,878	JPMorgan Chase Bank N.A.	03/16/18	PLN	307	5,513	—	5,513
London Metal Exchange Copper March 2018(b)	USD 175,606	JPMorgan Chase Bank N.A.	03/19/18	USD	178	1,975	—	1,975
London Metal Exchange Copper March 2018(b)	USD 354,838	JPMorgan Chase Bank N.A.	03/19/18	USD	355	325	—	325
London Metal Exchange Nickel March 2018(b)	USD 153,792	JPMorgan Chase Bank N.A.	03/19/18	USD	163	9,162	—	9,162
London Metal Exchange Nickel March 2018(b)	USD 161,904	JPMorgan Chase Bank N.A.	03/19/18	USD	163	1,050	—	1,050
London Metal Exchange Nickel March 2018(b)	USD 614,007	JPMorgan Chase Bank N.A.	03/19/18	USD	733	119,286	—	119,286
London Metal Exchange Primary Aluminum March 2018(b)	USD 110,450	JPMorgan Chase Bank N.A.	03/19/18	USD	111	238	—	238
London Metal Exchange Zinc March 2018(b)	USD 176,538	JPMorgan Chase Bank N.A.	03/19/18	USD	177	937	—	937
London Metal Exchange Zinc March 2018(b)	USD 965,700	JPMorgan Chase Bank N.A.	03/19/18	USD	887	82,625	—	82,625
Gold 100 oz. April 2018(b)	USD 133,730	Merrill Lynch International	03/26/18	USD	134	580	—	580
SET50 Index Futures March 2018	0% Fixed	Credit Suisse International	03/29/18	THB	10,404	4,047	—	4,047
SET50 Index Futures March 2018	THB 10,885,861	Merrill Lynch International	03/29/18	THB	10,877	(278)	—	(278)
SET50 Index Futures March 2018	THB 20,540,127	Credit Suisse International	03/29/18	THB	21,518	31,218	—	31,218
SET50 Index Futures March 2018	THB 5,909,118	Credit Suisse International	03/29/18	THB	5,912	76	—	76
Cocoa May 2018(b)	USD 240,720	Merrill Lynch International	04/06/18	USD	242	1,680	—	1,680

						$(347,739)	$—	$(347,739)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America N.A.	08/15/08	$1,295,136	$(13,982)	(b)	$1,276,988	33.3%
	Citibank N.A.	02/09/18-02/26/19	1,143,048	(48,755)	(c)	1,094,786	33.5
	Credit Suisse International	02/05/18-08/16/18	1,040,371	(46,290)	(d)	997,668	34.1
	Deutsche Bank AG	08/20/18-02/17/23	1,034,663	14,880	(e)	1,047,526	4.6
	JPMorgan Chase Bank N.A.	02/14/18-01/24/19	971,630	60,302	(f)	1,026,334	33.4

				$(33,845)		$5,443,302	138.9%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-1000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Month

DKK 1 Week

Euro Interbank Offer Rate EUR 1 Week

Hong Kong Dollar HIBOR Fixings:

HKD 1 Month

HKD 1 Week

Intercontinental Exchange LIBOR:

JPY 1 Month

USD 1 Month

USD 1 Week

Norwegian Interbank Offered Rate:

NOK 1 Month

NOK 1 Week

Stockholm Interbank Offered Rate:

SEK 1 Month

SEK 1 Week

USD Overnight Bank Funding Rate

(b)	Amount includes $4,166 of net dividends and financing fees.
(c)	Amount includes $(493) of net dividends and financing fees.
(d)	Amount includes $(3,587) of net dividends and financing fees.
(e)	Amount includes $2,017 of net dividends and financing fees.
(f)	Amount includes $5,598 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration date 08/15/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Austria
Lenzing AG	25	$3,178	0.2%
OMV AG	1,217	78,359	6.1%
Telekom Austria AG	763	7,380	0.6%
voestalpine AG	66	4,287	0.3%

		93,204
Belgium
Ageas	30	1,586	0.1%
Befimmo SA	368	24,855	1.9%
Cofinimmo SA	324	43,575	3.4%
D’ieteren SA	778	36,335	2.8%
KBC Ancora	104	7,028	0.6%
Solvay SA	104	15,059	1.2%

		128,438
Bermuda
Marvell Technology Group Ltd.	215	5,016	0.4%

China
Agile Group Holdings Ltd.	16,000	28,666	2.2%
Agricultural Bank of China Ltd., H Shares	51,000	31,204	2.4%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
China (continued)
Beijing Enterprises Holdings Ltd.	1,000	$6,137	0.5%
China CITIC Bank Corp. Ltd., H Shares	13,000	10,673	0.8%
China Communications Construction Co. Ltd., H Shares	9,000	10,716	0.8%
China Everbright Bank Co. Ltd., H Shares	28,000	15,847	1.2%
China Railway Construction Corp. Ltd., H Shares	19,000	23,070	1.8%
China Railway Group Ltd., H Shares	12,000	9,191	0.7%
China Resources Power Holdings Co. Ltd.	12,000	22,126	1.7%
China Shenhua Energy Co. Ltd., H Shares	2,500	7,768	0.6%
China Telecom Corp. Ltd., H Shares	52,000	25,754	2.0%
CSPC Pharmaceutical Group Ltd.	2,000	4,431	0.3%
Dongfeng Motor Group Co. Ltd., H Shares	6,000	7,813	0.6%
Geely Automobile Holdings Ltd.	15,000	47,720	3.7%
Haitian International Holdings Ltd.	3,000	9,377	0.7%
Health and Happiness H&H International Holdings Ltd.	1,500	10,537	0.8%
Logan Property Holdings Co. Ltd.	10,000	15,178	1.2%

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
China (continued)
Shanghai Industrial Holdings Ltd.	35,000	$102,251	8.0%
Yangzijiang Shipbuilding Holdings Ltd.	59,500	72,365	5.7%

		460,824
Denmark
Carlsberg A/S, Class B	65	8,355	0.7%
Coloplast A/S, Class B	240	21,336	1.7%
Dfds A/S	69	4,140	0.3%
ISS A/S	73	2,848	0.2%
Jyske Bank A/S, Registered Shares	42	2,428	0.2%
Novo Nordisk A/S, Class B	209	11,599	0.9%
Royal Unibrew A/S	151	9,174	0.7%
TDC A/S	93	621	0.0%
Topdanmark A/S	207	9,889	0.8%

		70,390
Finland
Kemira Oyj	696	9,853	0.8%
Orion Oyj, Class B	12	481	0.0%
Sampo Oyj, Class A	74	4,299	0.3%
Tieto Oyj	1,243	43,208	3.4%

		57,841
France
Air France-KLM	3,064	47,525	3.7%
Arkema SA	129	16,481	1.3%
Atos SE	119	18,767	1.5%
AXA SA	46	1,513	0.1%
BNP Paribas SA	49	4,047	0.3%
Bouygues SA	233	12,950	1.0%
Casino Guichard Perrachon SA	71	4,149	0.3%
Cie de Saint-Gobain	150	8,713	0.7%
Cie Plastic Omnium SA	182	9,349	0.7%
CNP Assurances	48	1,230	0.1%
Dassault Aviation SA	14	23,413	1.8%
Eiffage SA	288	34,916	2.7%
Engie SA	350	6,077	0.5%
Euler Hermes Group	8	1,211	0.1%
Eurazeo SA	102	10,738	0.8%
Faurecia	159	14,267	1.1%
Fonciere Des Regions	94	10,332	0.8%
Ipsen SA.	150	21,005	1.6%
Mercialys SA	98	2,229	0.2%
Metropole Television SA	1,818	49,464	3.9%
Nexity SA	97	5,845	0.5%
Peugeot SA	1,957	43,957	3.4%
Safran SA	43	4,858	0.4%
Sanofi	296	26,123	2.0%
SCOR SE	567	25,378	2.0%
SEB SA	13	2,686	0.2%
Tarkett SA	128	5,004	0.4%
Television Francaise 1	959	14,384	1.1%
TOTAL SA	168	9,741	0.8%
Unibail-Rodamco SE	43	11,025	0.9%
Veolia Environnement SA	245	6,176	0.5%
Vinci SA	188	20,319	1.6%
Worldline SA	606	34,279	2.7%

		508,151
Germany
Allianz SE	23	5,817	0.5%
BASF SE	31	3,636	0.3%
Bayer AG, Registered Shares	100	13,104	1.0%
Beiersdorf AG	79	9,367	0.7%
CECONOMY AG	226	3,258	0.3%
Continental AG	7	2,103	0.2%
Covestro AG	406	46,751	3.7%
Deutsche EuroShop AG	409	16,071	1.3%
Deutsche Lufthansa AG	3,114	111,241	8.7%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Germany (continued)
Deutsche Post AG, Registered Shares	2,550	$120,449	9.4%
Duerr AG	107	14,741	1.2%
E.ON SE	46	484	0.0%
Freenet AG	93	3,566	0.3%
FUCHS PETROLUB SE	176	9,634	0.8%
HOCHTIEF AG	9	1,628	0.1%
HUGO BOSS AG	25	2,296	0.2%
Merck KGaA	120	13,135	1.0%
MTU Aero Engines AG	29	5,199	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	295	69,404	5.4%
ProSiebenSat.1 Media SE	157	6,015	0.5%
RWE AG	190	3,811	0.3%
Schaeffler AG	2,270	45,174	3.5%
Suedzucker AG	163	3,106	0.2%

		509,990
Hong Kong
Agile Group, Rights	320	—	0.0%
CK Asset Holdings Ltd.	1,000	9,516	0.7%
CK Hutchison Holdings Ltd.	2,000	26,977	2.1%
CLP Holdings Ltd.	11,500	117,168	9.2%
Galaxy Entertainment Group Ltd.	1,000	8,822	0.7%
Haier Electronics Group Co. Ltd.	8,000	27,310	2.1%
HK Electric Investments & HK Electric Investments Ltd.	20,000	18,485	1.4%
Hong Kong & China Gas Co. Ltd.	11,000	21,726	1.7%
Hutchison Port Holdings Trust	28,800	11,952	0.9%
Hysan Development Co. Ltd.	1,000	5,586	0.4%
I-CABLE Communications Ltd.	277	8	0.0%
Kingboard Laminates Holdings Ltd.	27,500	48,309	3.8%
Lee & Man Paper Manufacturing Ltd.	4,000	4,698	0.4%
Melco International Development Ltd.	2,000	5,988	0.5%
Nine Dragons Paper Holdings Ltd.	7,000	10,860	0.9%
Sino Biopharmaceutical Ltd.	8,000	14,675	1.1%
SJM Holdings Ltd.	38,000	37,893	3.0%
Yue Yuen Industrial Holdings Ltd.	7,500	33,844	2.7%

		403,817
India
Vedanta Resources PLC	330	3,882	0.3%

Ireland
AerCap Holdings NV	434	23,479	1.8%

Italy
Amplifon SpA	499	8,866	0.7%
Anima Holding SpA	274	2,299	0.2%
Assicurazioni Generali SpA	1,238	24,561	1.9%
Azimut Holding SpA	184	4,190	0.3%
Banca Generali SpA	168	6,293	0.5%
Buzzi Unicem SpA	27	793	0.1%
De’ Longhi SpA	49	1,649	0.1%
Ferrari NV	7	835	0.1%
Iren SpA	8,734	28,261	2.2%
Moncler SpA	350	11,534	0.9%
Prysmian SpA	1,306	45,943	3.6%
Telecom Italia SpA	3,327	2,994	0.2%

		138,218
Japan
Aeon Co. Ltd.	300	5,122	0.4%
Aoyama Trading Co. Ltd.	200	7,876	0.6%
Asahi Glass Co. Ltd.	400	17,614	1.4%
Astellas Pharma, Inc.	1,800	23,672	1.9%
Autobacs Seven Co. Ltd.	600	12,012	0.9%
Bandai Namco Holdings, Inc.	600	19,635	1.5%

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Brother Industries Ltd.	700	$17,982	1.4%
Canon, Inc.	400	15,960	1.2%
Casio Computer Co. Ltd.	200	3,046	0.2%
Central Japan Railway Co.	200	37,992	3.0%
Chugoku Bank Ltd.	600	7,909	0.6%
Citizen Watch Co. Ltd.	5,200	39,953	3.1%
Dai Nippon Printing Co. Ltd.	1,800	40,251	3.2%
Daicel Corp.	1,000	12,160	1.0%
Daiichikosho Co. Ltd.	800	43,699	3.4%
Daishi Bank Ltd.	200	9,494	0.7%
Denso Corp.	200	12,573	1.0%
DMG Mori Co. Ltd.	300	6,869	0.5%
Fuji Electric Co. Ltd.	1,000	8,256	0.6%
Fujikura Ltd.	6,500	63,908	5.0%
Fujitsu Ltd.	2,000	14,767	1.2%
GS Yuasa Corp.	2,000	10,779	0.8%
GungHo Online Entertainment, Inc.	20,600	59,401	4.7%
Hachijuni Bank Ltd.	200	1,189	0.1%
Hankyu Hanshin Holdings, Inc.	300	12,120	0.9%
Hikari Tsushin, Inc.	200	29,151	2.3%
Hisamitsu Pharmaceutical Co., Inc.	200	13,707	1.1%
Hitachi Ltd.	3,000	23,939	1.9%
Hoya Corp.	100	5,136	0.4%
Ito En Ltd.	100	4,140	0.3%
Izumi Co. Ltd.	300	19,060	1.5%
Japan Airlines Co. Ltd.	400	15,115	1.2%
JTEKT Corp.	300	5,387	0.4%
Kagome Co. Ltd.	1,100	41,085	3.2%
Kajima Corp.	3,000	29,784	2.3%
Kakaku.com, Inc.	1,800	31,625	2.5%
Kaken Pharmaceutical Co. Ltd.	200	10,480	0.8%
Kobayashi Pharmaceutical Co. Ltd.	100	6,624	0.5%
Konami Holdings Corp.	500	28,812	2.3%
Konica Minolta, Inc.	100	1,001	0.1%
Kuraray Co. Ltd.	2,100	39,445	3.1%
Kurita Water Industries Ltd.	1,400	45,960	3.6%
KYORIN Holdings, Inc.	1,200	22,696	1.8%
Marubeni Corp.	9,500	71,449	5.6%
Matsui Securities Co. Ltd.	1,700	16,205	1.3%
Matsumotokiyoshi Holdings Co. Ltd.	800	32,869	2.6%
Megmilk Snow Brand Co. Ltd.	200	5,776	0.5%
Miraca Holdings, Inc.	100	4,568	0.4%
Mitsubishi Corp.	300	8,408	0.7%
Mitsubishi Gas Chemical Co., Inc.	100	2,835	0.2%
Mitsubishi Materials Corp.	400	14,891	1.2%
Mitsui & Co. Ltd.	1,000	17,594	1.4%
Mixi, Inc.	800	35,325	2.8%
NEC Corp.	700	21,165	1.7%
NGK Insulators Ltd.	100	2,046	0.2%
NHK Spring Co. Ltd.	600	6,687	0.5%
Nippon Paper Industries Co. Ltd.	1,700	32,366	2.5%
Nippon Telegraph & Telephone Corp.	400	19,154	1.5%
Nishi-Nippon Financial Holdings, Inc.	700	9,194	0.7%
Nissan Motor Co. Ltd.	1,100	11,784	0.9%
Nisshinbo Holdings, Inc.	400	5,705	0.4%
NTN Corp.	1,400	7,221	0.6%
NTT Data Corp.	300	3,542	0.3%
NTT DOCOMO, Inc.	200	4,969	0.4%
Obayashi Corp.	2,800	33,806	2.6%
Oracle Corp. Japan	200	16,154	1.3%
ORIX Corp.	1,500	28,098	2.2%
Otsuka Corp.	900	75,769	5.9%
Pola Orbis Holdings, Inc.	300	11,744	0.9%
Recruit Holdings Co. Ltd.	200	4,884	0.4%
Rohm Co. Ltd.	100	11,017	0.9%
Rohto Pharmaceutical Co. Ltd.	100	2,688	0.2%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Sapporo Holdings Ltd.	100	$3,015	0.2%
Secom Co. Ltd.	200	15,329	1.2%
Sega Sammy Holdings, Inc.	600	8,398	0.7%
Seino Holdings Co. Ltd.	2,100	34,921	2.7%
Seven & i Holdings Co. Ltd.	100	4,126	0.3%
Shimamura Co. Ltd.	200	23,513	1.8%
Shimizu Corp.	5,200	53,488	4.2%
Shionogi & Co. Ltd.	800	44,280	3.5%
Shiseido Co. Ltd.	100	5,136	0.4%
Shizuoka Bank Ltd.	3,000	32,081	2.5%
Showa Denko KK	300	13,958	1.1%
Skylark Co. Ltd.	3,300	47,560	3.7%
Square Enix Holdings Co. Ltd.	200	9,136	0.7%
Sumitomo Chemical Co. Ltd.	4,000	29,432	2.3%
Sumitomo Corp.	3,600	62,246	4.9%
Sumitomo Dainippon Pharma Co. Ltd.	800	11,810	0.9%
Sundrug Co. Ltd.	200	8,607	0.7%
T&D Holdings, Inc.	100	1,793	0.1%
Teijin Ltd.	2,700	59,863	4.7%
Tokai Tokyo Financial Holdings, Inc.	2,100	16,087	1.3%
TOTO Ltd.	200	11,483	0.9%
Toyo Suisan Kaisha Ltd.	1,000	40,692	3.2%
Toyota Boshoku Corp.	400	8,584	0.7%
Toyota Tsusho Corp.	400	16,256	1.3%
Ube Industries Ltd.	800	23,896	1.9%
Yamaguchi Financial Group, Inc.	1,000	11,756	0.9%
Yamato Kogyo Co. Ltd.	100	2,865	0.2%
Yamazaki Baking Co. Ltd.	1,500	29,594	2.3%
Zensho Holdings Co. Ltd.	300	5,261	0.4%

		2,030,465
Luxembourg
RTL Group SA	77	6,529	0.5%

Netherlands
ASM International NV	198	14,249	1.1%
Euronext NV	231	15,649	1.2%
ING Groep NV	1,326	26,037	2.0%
Koninklijke Ahold Delhaize NV	234	5,228	0.4%
Koninklijke Philips NV	1,004	40,923	3.2%
NN Group NV	95	4,481	0.4%
Philips Lighting NV	158	6,213	0.5%
PostNL NV	274	1,366	0.1%
Randstad Holding NV	18	1,271	0.1%
Wereldhave NV	216	10,730	0.8%

		126,147
Norway
DNB ASA	200	4,065	0.3%
Leroy Seafood Group ASA	568	2,893	0.2%
Statoil ASA	728	17,058	1.3%
Storebrand ASA	192	1,719	0.1%
TGS NOPEC Geophysical Co. ASA	1,025	25,751	2.0%

		51,486
Portugal
Jeronimo Martins SGPS SA	827	17,614	1.4%
Sonae SGPS SA	3,719	5,970	0.5%

		23,584
Puerto Rico
Popular, Inc.	213	8,656	0.7%

Singapore
Ascendas Real Estate Investment Trust	6,100	12,813	1.0%
CapitaLand Mall Trust	18,400	29,456	2.3%
ComfortDelGro Corp. Ltd.	5,800	9,274	0.7%
Genting Singapore PLC	2,300	2,362	0.2%
Mapletree Commercial Trust	2,900	3,736	0.3%

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Singapore (continued)
Mapletree Industrial Trust	17,100	$27,635	2.2%
Sats Ltd.	4,300	18,082	1.4%
Singapore Airlines Ltd.	100	861	0.1%
Singapore Technologies Engineering Ltd.	31,300	80,302	6.3%
StarHub Ltd.	21,500	47,306	3.7%
Suntec Real Estate Investment Trust	28,700	45,207	3.5%
UOL Group Ltd.	2,500	17,385	1.4%
Yanlord Land Group Ltd.	11,000	15,513	1.2%

		309,932
South Korea
CJ Corp.	168	28,944	2.3%
DB Insurance Co. Ltd.	167	11,312	0.9%
GS Holdings Corp.	56	3,639	0.3%
Hanwha Chemical Corp.	687	22,636	1.8%
Hanwha Life Insurance Co. Ltd.	992	6,969	0.5%
Hyundai Engineering & Construction Co. Ltd.	89	3,573	0.3%
Hyundai Steel Co.	66	3,516	0.3%
Kia Motors Corp.	967	31,354	2.5%
Korea Investment Holdings Co. Ltd.	150	12,269	1.0%
KT&G Corp.	120	11,968	0.9%
LG Corp.	72	6,005	0.5%
LG Display Co. Ltd.	1,669	50,133	3.9%
LG Electronics, Inc.	67	6,427	0.5%
LG Household & Health Care Ltd.	15	16,533	1.3%
Lotte Chemical Corp.	70	27,518	2.2%
NCSoft Corp.	7	2,896	0.2%
S-1 Corp.	30	2,793	0.2%
Samsung Electronics Co. Ltd.	43	100,505	7.9%
Samsung Fire & Marine Insurance Co. Ltd.	57	15,415	1.2%
SK Holdings Co. Ltd.	97	28,918	2.3%
SK Hynix, Inc.	336	23,065	1.8%
SK Telecom Co. Ltd.	92	22,846	1.8%
Yuhan Corp.	53	11,547	0.9%

		450,781
Spain
Acciona SA	64	5,795	0.5%
Amadeus IT Group SA	1,184	91,795	7.2%
Cia de Distribucion Integral Logista Holdings SA	482	11,781	0.9%
Distribuidora Internacional de Alimentacion SA	6,056	32,358	2.5%
Ebro Foods SA	985	24,263	1.9%
Grupo Catalana Occidente SA	314	14,697	1.2%
Iberdrola SA	3,163	25,746	2.0%
Iberdrola SA	69	560	0.0%
Repsol SA	852	16,041	1.3%
Tecnicas Reunidas SA	359	12,239	1.0%
Viscofan SA	82	5,735	0.4%

		241,010
Sweden
Atlas Copco AB, Class A	311	14,585	1.1%
Boliden AB	1,395	50,643	4.0%
Castellum AB	804	13,863	1.1%
Fabege AB	264	5,780	0.5%
Hufvudstaden AB, Class A	1,035	16,658	1.3%
JM AB	67	1,511	0.1%
Lundin Petroleum AB	968	24,150	1.9%
NCC AB, B Shares	102	2,022	0.2%
Peab AB	815	6,992	0.5%
Skandinaviska Enskilda Banken AB, Class A	233	2,945	0.2%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	6,719	$69,527	5.4%
Swedish Match AB	2,534	102,638	8.0%
Volvo AB, Class B	991	20,227	1.6%

		331,541
Switzerland
Adecco Group AG, Registered Shares	840	69,116	5.4%
Allreal Holding AG, Registered Shares	8	1,392	0.1%
Bucher Industries AG	49	22,451	1.8%
Coca-Cola HBC AG	1,387	46,597	3.6%
Ferguson PLC	124	9,576	0.7%
Forbo Holding AG, Registered Shares	1	1,691	0.1%
GAM Holding AG	394	7,401	0.6%
Partners Group Holding AG	9	6,993	0.5%
Roche Holding AG	160	39,532	3.1%
Straumann Holding AG	19	14,502	1.1%
Swisscom AG	94	51,332	4.0%
Vontobel Holding AG	600	43,349	3.4%

		313,932
Taiwan
AU Optronics Corp.	8,000	3,805	0.3%
Catcher Technology Co. Ltd.	1,000	11,439	0.9%
Chang Hwa Commercial Bank Ltd.	60,700	35,591	2.8%
Cheng Shin Rubber Industry Co. Ltd.	15,000	26,145	2.0%
Compal Electronics, Inc.	9,000	6,700	0.5%
Far Eastern New Century Corp.	99,000	88,343	6.9%
Hua Nan Financial Holdings Co. Ltd.	88,200	52,632	4.1%
Innolux Corp.	37,000	17,426	1.4%
Pegatron Corp.	13,000	35,172	2.8%
Pou Chen Corp.	14,000	18,819	1.5%
President Chain Store Corp.	6,000	59,372	4.6%
Taiwan High Speed Rail Corp.	15,000	12,261	1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	34,957	2.7%
Uni-President Enterprises Corp.	13,000	31,206	2.4%

		433,868
United Kingdom
Anglo American PLC	2,785	67,511	5.3%
Ashmore Group PLC	206	1,257	0.1%
AstraZeneca PLC	112	7,774	0.6%
BAE Systems PLC	5,840	49,272	3.9%
Barratt Developments PLC	291	2,417	0.2%
Berkeley Group Holdings PLC	160	9,009	0.7%
Bodycote PLC	1,353	18,566	1.5%
British Land Co. PLC	713	6,769	0.5%
BT Group PLC	722	2,638	0.2%
Burberry Group PLC	650	14,577	1.1%
Centrica PLC	1,196	2,266	0.2%
Close Brothers Group PLC	322	7,200	0.6%
Dunelm Group PLC	1,019	9,260	0.7%
Electrocomponents PLC	532	4,629	0.4%
Fiat Chrysler Automobiles NV	541	13,075	1.0%
Firstgroup PLC	1,610	2,375	0.2%
GlaxoSmithKline PLC	202	3,760	0.3%
Grafton Group PLC	360	4,041	0.3%
Hammerson PLC	1,676	11,740	0.9%
Howden Joinery Group PLC	1,378	9,087	0.7%
Inchcape PLC	5,164	53,170	4.2%
Intermediate Capital Group PLC	478	7,859	0.6%
J Sainsbury PLC	718	2,583	0.2%
JD Sports Fashion PLC	373	1,939	0.2%

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
Jupiter Fund Management PLC	1,558	$13,089	1.0%
Land Securities Group PLC	250	3,559	0.3%
Legal & General Group PLC	3,264	12,538	1.0%
Lloyds Banking Group PLC	5,939	5,868	0.5%
Man Strategic Holdings PLC	11,316	34,882	2.7%
Marks & Spencer Group PLC	9,281	39,688	3.1%
Moneysupermarket.com Group PLC	2,301	11,065	0.9%
National Express Group PLC	458	2,385	0.2%
Pagegroup PLC	1,380	10,666	0.8%
Persimmon PLC	998	35,454	2.8%
Petrofac Ltd.	5,391	40,621	3.2%
Prudential PLC	805	21,791	1.7%
QinetiQ Group PLC	11,258	32,912	2.6%
Relx PLC	426	9,427	0.7%
Rightmove PLC	728	45,633	3.6%
Royal Mail PLC	7,399	49,297	3.9%
Saga PLC	1,314	2,157	0.2%
Schroders PLC	129	6,812	0.5%
Smith & Nephew PLC	73	1,314	0.1%
Smiths Group PLC	132	2,998	0.2%
Spectris PLC	203	7,520	0.6%
SSP Group Plc	3,922	33,937	2.7%
TalkTalk Telecom Group PLC	306	517	0.0%
Thomas Cook Group PLC	9,271	16,612	1.3%
Travis Perkins PLC	508	10,534	0.8%
WH Smith PLC	190	5,763	0.5%
William Hill PLC	901	3,966	0.3%
Wm Morrison Supermarkets PLC	1,700	5,358	0.4%
WPP PLC	32	580	0.0%

		779,717
United States
3M Co.	50	12,525	1.0%
Accenture PLC	4	643	0.1%
Activision Blizzard, Inc.	21	1,557	0.1%
Adobe Systems, Inc.	43	8,590	0.7%
Advanced Energy Industries, Inc.	501	35,636	2.8%
Aflac, Inc.	63	5,557	0.4%
AGCO Corp.	139	10,094	0.8%
Agilent Technologies, Inc.	126	9,252	0.7%
Alexander’s, Inc.	14	5,087	0.4%
Alliant Energy Corp.	51	2,027	0.2%
Allison Transmission Holdings, Inc.	1,038	45,921	3.6%
Allstate Corp.	71	7,013	0.5%
Alphabet, Inc., Class A	13	15,369	1.2%
Alphabet, Inc., Class C	10	11,699	0.9%
AMC Networks, Inc., Class A	71	3,663	0.3%
Ameren Corp.	46	2,605	0.2%
American Airlines Group, Inc.	126	6,844	0.5%
American Express Co.	31	3,081	0.2%
American Financial Group, Inc.	34	3,854	0.3%
Ameriprise Financial, Inc.	131	22,100	1.7%
AmerisourceBergen Corp.	178	17,741	1.4%
Amgen, Inc.	709	131,909	10.3%
Amkor Technology, Inc.	879	8,843	0.7%
Anadarko Petroleum Corp.	60	3,603	0.3%
Andeavor	11	1,190	0.1%
ANSYS, Inc.	25	4,041	0.3%
Apache Corp.	214	9,602	0.8%
Apartment Investment & Management Co., Class A	15	628	0.0%
Applied Industrial Technologies, Inc.	184	13,570	1.1%
Applied Materials, Inc.	1,092	58,564	4.6%
AptarGroup, Inc.	54	4,721	0.4%
Armstrong World Industries, Inc.	13	815	0.1%
Ashland Global Holdings, Inc.	65	4,718	0.4%
Aspen Technology, Inc.	24	1,859	0.1%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Associated Banc-Corp.	105	$2,599	0.2%
AT&T, Inc.	343	12,845	1.0%
Athene Holding Ltd.	240	12,038	0.9%
Avery Dennison Corp.	75	9,201	0.7%
AVX Corp.	533	9,562	0.7%
Bank of Hawaii Corp.	10	837	0.1%
Bank of New York Mellon Corp.	80	4,536	0.4%
Barnes Group, Inc.	31	2,039	0.2%
Becton Dickinson and Co.	53	12,876	1.0%
Best Buy Co., Inc.	30	2,192	0.2%
Big Lots, Inc.	915	55,614	4.4%
Biogen, Inc.	11	3,826	0.3%
Bloomin’ Brands, Inc.	387	8,526	0.7%
Booz Allen Hamilton Holding Corp.	104	4,075	0.3%
BorgWarner, Inc.	67	3,769	0.3%
Boston Properties, Inc.	57	7,051	0.6%
Brandywine Realty Trust	835	14,980	1.2%
Brinker International, Inc.	171	6,214	0.5%
Bristol-Myers Squibb Co.	127	7,950	0.6%
Broadridge Financial Solutions, Inc.	175	16,872	1.3%
Bruker Corp.	272	9,686	0.8%
Brunswick Corp.	77	4,834	0.4%
CA, Inc.	203	7,278	0.6%
Cabot Corp.	80	5,411	0.4%
Cabot Oil & Gas Corp.	543	14,308	1.1%
Cadence Design Systems, Inc.	175	7,851	0.6%
Camden Property Trust	33	2,856	0.2%
Campbell Soup Co.	18	838	0.1%
Carnival Corp.	84	6,015	0.5%
CBRE Group, Inc., Class A	161	7,356	0.6%
CBS Corp., Class B, Non-Voting Shares	406	23,390	1.8%
Celgene Corp.	36	3,642	0.3%
CenterPoint Energy, Inc.	54	1,522	0.1%
Chemed Corp.	52	13,550	1.1%
Chemours Co.	154	7,949	0.6%
Cigna Corp.	16	3,334	0.3%
Cimarex Energy Co.	107	12,005	0.9%
Cirrus Logic, Inc.	63	3,123	0.2%
Cisco Systems, Inc.	627	26,046	2.0%
CIT Group, Inc.	164	8,313	0.7%
Citizens Financial Group, Inc.	491	22,537	1.8%
Coherent, Inc.	14	3,633	0.3%
Columbia Property Trust, Inc.	452	9,894	0.8%
Comerica, Inc.	152	14,473	1.1%
Commerce Bancshares, Inc.	163	9,537	0.7%
Commercial Metals Co.	448	10,770	0.8%
Conagra Brands, Inc.	101	3,838	0.3%
ConocoPhillips	651	38,285	3.0%
Convergys Corp.	319	7,423	0.6%
Cooper Cos., Inc.	43	10,521	0.8%
Cooper Tire & Rubber Co.	369	14,428	1.1%
CoreSite Realty Corp.	30	3,250	0.3%
Cracker Barrel Old Country Store, Inc.	242	42,708	3.3%
Credit Acceptance Corp.	7	2,308	0.2%
Crown Holdings, Inc.	258	14,977	1.2%
Csra, Inc.	32	1,065	0.1%
CVR Energy, Inc.	315	11,274	0.9%
Dana, Inc.	1,049	34,606	2.7%
Darden Restaurants, Inc.	135	12,940	1.0%
Dave & Buster’s Entertainment, Inc.	253	11,891	0.9%
DaVita, Inc.	35	2,731	0.2%
Deckers Outdoor Corp.	105	9,000	0.7%
Delta Air Lines, Inc.	373	21,175	1.7%
Deluxe Corp.	80	5,942	0.5%
Devon Energy Corp.	403	16,672	1.3%

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Diamond Offshore Drilling, Inc.	59	$1,043	0.1%
Dick’s Sporting Goods, Inc.	358	11,263	0.9%
Dolby Laboratories, Inc., Class A	31	1,995	0.2%
Domino’s Pizza, Inc.	93	20,167	1.6%
Domtar Corp.	384	19,722	1.5%
Douglas Emmett, Inc.	237	9,165	0.7%
Dril-Quip, Inc.	93	4,803	0.4%
DST Systems, Inc.	26	2,168	0.2%
Dun & Bradstreet Corp.	75	9,280	0.7%
East West Bancorp, Inc.	10	659	0.1%
EastGroup Properties, Inc.	26	2,257	0.2%
Eastman Chemical Co.	38	3,769	0.3%
Eaton Vance Corp.	223	12,889	1.0%
eBay, Inc.	565	22,928	1.8%
EchoStar Corp., Class A	13	794	0.1%
Electronic Arts, Inc.	20	2,539	0.2%
Eli Lilly & Co.	103	8,389	0.7%
EMCOR Group, Inc.	239	19,426	1.5%
Encompass Health Corp.	538	28,471	2.2%
Energizer Holdings, Inc.	120	6,986	0.5%
Entegris, Inc.	18	586	0.0%
Entergy Corp.	178	14,007	1.1%
EOG Resources, Inc.	396	45,540	3.6%
Equity Commonwealth	846	25,304	2.0%
Equity LifeStyle Properties, Inc.	75	6,474	0.5%
Equity Residential	89	5,483	0.4%
Essex Property Trust, Inc.	48	11,183	0.9%
Estee Lauder Cos., Inc., Class A	113	15,250	1.2%
Euronet Worldwide, Inc.	231	21,684	1.7%
Evercore Partners, Inc., Class A	90	9,049	0.7%
Everest Re Group Ltd.	52	11,950	0.9%
Extra Space Storage, Inc.	42	3,506	0.3%
Exxon Mobil Corp.	576	50,285	3.9%
FactSet Research Systems, Inc.	66	13,246	1.0%
Fair Isaac Corp.	94	16,230	1.3%
Federal Realty Investment Trust	23	2,778	0.2%
FibroGen, Inc.	163	9,544	0.7%
Fifth Third Bancorp	143	4,733	0.4%
First Data Corp., Class A	1,400	24,780	1.9%
First Horizon National Corp.	124	2,463	0.2%
First Industrial Realty Trust, Inc.	46	1,420	0.1%
FirstEnergy Corp.	634	20,859	1.6%
Flex Ltd.	479	8,627	0.7%
Fortive Corp.	218	16,572	1.3%
Freeport-McMoRan, Inc.	514	10,023	0.8%
Fresh Del Monte Produce, Inc.	43	2,034	0.2%
GameStop Corp., Class A	896	15,062	1.2%
General Mills, Inc.	19	1,111	0.1%
General Motors Co.	27	1,145	0.1%
GoDaddy, Inc., Class A	240	13,255	1.0%
Graham Holdings Co., Class B	15	8,917	0.7%
Graphic Packaging Holding Co.	1,251	20,204	1.6%
Groupon, Inc.	578	3,058	0.2%
H&R Block, Inc.	255	6,768	0.5%
Haemonetics Corp.	88	5,689	0.4%
Halliburton Co.	150	8,055	0.6%
Hanover Insurance Group, Inc.	24	2,716	0.2%
Hartford Financial Services Group, Inc.	196	11,517	0.9%
HCA Healthcare, Inc.	26	2,630	0.2%
Herman Miller, Inc.	106	4,293	0.3%
Hershey Co.	30	3,310	0.3%
Hess Corp.	110	5,556	0.4%
Hewlett Packard Enterprise Co.	670	10,988	0.9%
Highwoods Properties, Inc.	459	21,977	1.7%
HollyFrontier Corp.	197	9,448	0.7%
Home Depot, Inc.	239	48,015	3.8%
Host Hotels & Resorts, Inc.	176	3,654	0.3%
HP, Inc.	129	3,008	0.2%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Humana, Inc.	67	$18,883	1.5%
Huntington Ingalls Industries, Inc.	83	19,716	1.5%
Huntsman Corp.	929	32,116	2.5%
IDACorp, Inc.	73	6,298	0.5%
IDEXX Laboratories, Inc.	11	2,057	0.2%
Intel Corp.	33	1,589	0.1%
International Business Machines Corp.	13	2,128	0.2%
Interpublic Group of Cos., Inc.	284	6,217	0.5%
Invesco Ltd.	205	7,407	0.6%
Investors Bancorp, Inc.	242	3,313	0.3%
Jabil, Inc.	673	17,114	1.3%
John Wiley & Sons, Inc., Class A	71	4,501	0.4%
Jones Lang LaSalle, Inc.	17	2,658	0.2%
KBR, Inc.	105	2,136	0.2%
Kellogg Co.	384	26,154	2.0%
Kennametal, Inc.	275	13,415	1.1%
Kimberly-Clark Corp.	11	1,287	0.1%
Kroger Co.	42	1,275	0.1%
Lamb Weston Holdings, Inc.	270	15,822	1.2%
Landstar System, Inc.	263	29,206	2.3%
Lennox International, Inc.	172	37,481	2.9%
Liberty Property Trust	447	18,510	1.4%
LifePoint Health, Inc.	35	1,731	0.1%
Lincoln National Corp.	112	9,274	0.7%
Louisiana-Pacific Corp.	500	14,805	1.2%
LPL Financial Holdings, Inc.	61	3,639	0.3%
LyondellBasell Industries NV	698	83,648	6.6%
Macy’s, Inc.	282	7,318	0.6%
Mallinckrodt PLC	25	451	0.0%
Manhattan Associates, Inc.	228	12,043	0.9%
ManpowerGroup, Inc.	21	2,759	0.2%
Marathon Oil Corp.	84	1,528	0.1%
Marathon Petroleum Corp.	83	5,749	0.5%
Masco Corp.	135	6,029	0.5%
McDonald’s Corp.	139	23,788	1.9%
McKesson Corp.	16	2,702	0.2%
MDC Holdings, Inc.	19	640	0.1%
Mettler-Toledo International, Inc.	13	8,778	0.7%
MFA Financial, Inc.	2,372	16,984	1.3%
MGIC Investment Corp.	124	1,838	0.1%
Micron Technology, Inc.	320	13,990	1.1%
Molina Healthcare, Inc.	367	33,529	2.6%
Moody’s Corp.	101	16,341	1.3%
MSCI, Inc.	138	19,214	1.5%
Murphy Oil Corp.	638	20,480	1.6%
Murphy USA, Inc.	40	3,412	0.3%
National Beverage Corp.	136	15,024	1.2%
National Fuel Gas Co.	161	8,976	0.7%
National Health Investors, Inc.	36	2,539	0.2%
NCR Corp.	272	10,203	0.8%
New York Times Co., Class A	694	16,135	1.3%
Newfield Exploration Co.	47	1,488	0.1%
Newmont Mining Corp.	494	20,012	1.6%
NiSource, Inc.	739	18,239	1.4%
Noble Energy, Inc.	188	5,738	0.4%
Nordstrom, Inc.	447	22,042	1.7%
Nu Skin Enterprises, Inc., Class A	73	5,244	0.4%
NVR, Inc.	1	3,178	0.2%
Occidental Petroleum Corp.	49	3,674	0.3%
On Assignment, Inc.	61	4,671	0.4%
ON Semiconductor Corp.	498	12,321	1.0%
ONE Gas, Inc.	40	2,833	0.2%
Oshkosh Corp.	114	10,342	0.8%
Owens-Illinois, Inc.	891	20,689	1.6%
Packaging Corp. of America	178	22,362	1.8%
Paramount Group, Inc.	568	8,537	0.7%
Park Hotels & Resorts, Inc.	211	6,100	0.5%
Parker-Hannifin Corp.	5	1,007	0.1%

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
PepsiCo, Inc.	337	$40,541	3.2%
PerkinElmer, Inc.	51	4,088	0.3%
Pfizer, Inc.	252	9,334	0.7%
Phillips 66	393	40,243	3.2%
Piedmont Office Realty Trust, Inc., Class A	244	4,763	0.4%
Pinnacle West Capital Corp.	330	26,383	2.1%
Pioneer Natural Resources Co.	31	5,670	0.4%
Pitney Bowes, Inc.	858	12,106	0.9%
PNM Resources, Inc.	438	16,688	1.3%
Portland General Electric Co.	86	3,642	0.3%
Potlatch Corp.	264	13,966	1.1%
PRA Health Sciences, Inc.	184	16,755	1.3%
Principal Financial Group, Inc.	75	5,070	0.4%
Prudential Financial, Inc.	9	1,069	0.1%
PS Business Parks, Inc.	85	10,379	0.8%
PulteGroup, Inc.	198	6,302	0.5%
PVH Corp.	43	6,668	0.5%
Ralph Lauren Corp.	45	5,144	0.4%
Raymond James Financial, Inc.	296	28,531	2.2%
Raytheon Co.	6	1,254	0.1%
Realogy Holdings Corp.	49	1,348	0.1%
Red Hat, Inc.	17	2,233	0.2%
Regal Entertainment Group, Class A	94	2,151	0.2%
RingCentral, Inc., Class A	162	8,797	0.7%
Rockwell Automation, Inc.	143	28,212	2.2%
RPC, Inc.	217	4,383	0.3%
Ryder System, Inc.	26	2,263	0.2%
Ryman Hospitality Properties, Inc.	123	9,416	0.7%
S&P Global, Inc.	36	6,520	0.5%
Sally Beauty Holdings, Inc.	398	6,611	0.5%
Seagate Technology PLC	43	2,374	0.2%
Silgan Holdings, Inc.	186	5,560	0.4%
Simon Property Group, Inc.	43	7,025	0.6%
Six Flags Entertainment Corp.	11	743	0.1%
Skechers U.S.A., Inc., Class A	84	3,460	0.3%
Snap-on, Inc.	33	5,653	0.4%
Southwest Airlines Co.	22	1,338	0.1%
Southwest Gas Holdings, Inc.	287	21,117	1.7%
Spirit AeroSystems Holdings, Inc., Class A	506	51,794	4.1%
Stanley Black & Decker, Inc.	10	1,662	0.1%
State Street Corp.	20	2,203	0.2%
Steel Dynamics, Inc.	524	23,790	1.9%
Synovus Financial Corp.	203	10,229	0.8%
T. Rowe Price Group, Inc.	275	30,698	2.4%
Tableau Software, Inc., Class A	32	2,458	0.2%
Target Corp.	320	24,070	1.9%
TD Ameritrade Holding Corp.	107	5,970	0.5%
Tech Data Corp.	143	14,339	1.1%
Teleflex, Inc.	46	12,777	1.0%
Telephone & Data Systems, Inc.	203	5,568	0.4%
Tenet Healthcare Corp.	182	3,436	0.3%
Tenneco, Inc.	105	6,091	0.5%
Teradata Corp.	42	1,701	0.1%
Teradyne, Inc.	168	7,701	0.6%
Tetra Tech, Inc.	60	2,982	0.2%
Texas Roadhouse, Inc.	28	1,644	0.1%
Thor Industries, Inc.	10	1,367	0.1%
TJX Cos., Inc.	389	31,244	2.4%
Torchmark Corp.	174	15,808	1.2%
Toro Co.	645	42,344	3.3%
Transocean Ltd.	2,041	22,022	1.7%
Trinity Industries, Inc.	39	1,344	0.1%
TTEC Holdings, Inc.	187	7,424	0.6%
Tupperware Brands Corp.	95	5,487	0.4%
U.S. Bancorp	268	15,314	1.2%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
UDR, Inc.	134	$4,895	0.4%
United Continental Holdings, Inc.	37	2,509	0.2%
United Parcel Service, Inc., Class B	105	13,369	1.0%
United States Cellular Corp.	60	2,182	0.2%
United Therapeutics Corp.	216	27,864	2.2%
Unum Group	40	2,128	0.2%
US Foods Holding Corp.	54	1,735	0.1%
Valero Energy Corp.	207	19,866	1.6%
Varian Medical Systems, Inc.	104	13,260	1.0%
Vector Group Ltd.	48	1,022	0.1%
VeriSign, Inc.	29	3,333	0.3%
Versum Materials, Inc.	143	5,262	0.4%
Vertex Pharmaceuticals, Inc.	60	10,012	0.8%
Vishay Intertechnology, Inc.	2,606	57,202	4.5%
WABCO Holdings, Inc.	50	7,719	0.6%
Walgreens Boots Alliance, Inc.	40	3,010	0.2%
Washington Real Estate Investment Trust	367	10,518	0.8%
Weingarten Realty Investors	317	9,367	0.7%
Western Alliance Bancorp	87	5,103	0.4%
Williams-Sonoma, Inc.	48	2,459	0.2%
Wintrust Financial Corp.	25	2,147	0.2%
Worldpay, Inc., Class A	334	26,824	2.1%
Worthington Industries, Inc.	14	655	0.1%
WP Carey, Inc.	25	1,620	0.1%
WW Grainger, Inc.	66	17,798	1.4%
Wyndham Worldwide Corp.	189	23,461	1.8%
Xerox Corp.	664	22,662	1.8%
Xilinx, Inc.	30	2,191	0.2%
Yum China Holdings, Inc.	3,576	165,890	13.0%
Yum! Brands, Inc.	14	1,184	0.1%

		3,928,228

Total Reference Entity — Long		$11,439,126

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Austria
IMMOFINANZ AG	(8,960)	$(22,958)	(1.8)%
Raiffeisen Bank International AG	(98)	(4,213)	(0.3)%
UNIQA Insurance Group AG	(362)	(4,456)	(0.3)%
Wienerberger AG	(53)	(1,446)	(0.1)%

		(33,073)
Belgium
Anheuser-Busch InBev SA	(18)	(2,039)	(0.2)%
Elia System Operator SA/NV	(128)	(7,866)	(0.6)%
Groupe Bruxelles Lambert SA	(68)	(8,011)	(0.6)%
Ontex Group NV	(53)	(1,567)	(0.1)%
Umicore SA	(353)	(18,583)	(1.5)%

		(38,066)
Bermuda
Aspen Insurance Holdings Ltd.	(264)	(9,860)	(0.8)%

China
AAC Technologies Holdings, Inc.	(500)	(8,285)	(0.6)%
Beijing Enterprises Water Group Ltd.	(138,000)	(99,112)	(7.8)%
BOC Hong Kong Holdings Ltd.	(2,500)	(12,750)	(1.0)%
Brilliance China Automotive Holdings Ltd.	(20,000)	(50,849)	(4.0)%
China Cinda Asset Management Co. Ltd., H Shares	(60,000)	(25,345)	(2.0)%
China Conch Venture Holdings Ltd.	(3,500)	(9,791)	(0.8)%
China Everbright International Ltd.	(77,000)	(117,264)	(9.2)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
China (continued)
China Galaxy Securities Co. Ltd., H Shares	(47,500)	$(38,695)	(3.0)%
China Huarong Asset Management Co. Ltd., H Shares	(12,000)	(6,054)	(0.5)%
China Life Insurance Co. Ltd., H Shares	(14,000)	(47,141)	(3.7)%
China Longyuan Power Group Corp. Ltd., H Shares	(33,000)	(24,087)	(1.9)%
China Mengniu Dairy Co. Ltd.	(6,000)	(19,597)	(1.5)%
China Merchants Bank Co. Ltd., H Shares	(2,500)	(12,206)	(1.0)%
China Merchants Port Holdings Co. Ltd.	(26,580)	(70,085)	(5.5)%
China Pacific Insurance Group Co. Ltd., H Shares	(4,000)	(20,219)	(1.6)%
China Petroleum & Chemical Corp., H Shares	(10,000)	(8,644)	(0.7)%
China Resources Beer Holdings Co. Ltd.	(2,000)	(7,555)	(0.6)%
China Resources Gas Group Ltd.	(10,000)	(32,929)	(2.6)%
China Resources Land Ltd.	(2,000)	(7,960)	(0.6)%
China State Construction International Holdings Ltd.	(36,000)	(51,964)	(4.1)%
China Taiping Insurance Holdings Co. Ltd.	(16,200)	(69,740)	(5.5)%
China Unicom Hong Kong Ltd.	(30,000)	(44,970)	(3.5)%
CITIC Ltd.	(2,000)	(3,148)	(0.2)%
CITIC Securities Co. Ltd., H Shares	(27,000)	(71,596)	(5.6)%
CNOOC Ltd.	(3,000)	(4,716)	(0.4)%
COSCO SHIPPING Ports Ltd.	(4,000)	(4,188)	(0.3)%
CRRC Corp. Ltd., H Shares	(36,000)	(35,580)	(2.8)%
Far East Horizon Ltd.	(6,000)	(6,451)	(0.5)%
GF Securities Co. Ltd., H Shares	(800)	(1,783)	(0.1)%
Great Wall Motor Co. Ltd., H Shares	(2,000)	(2,430)	(0.2)%
Haitong Securities Co. Ltd., H Shares	(32,800)	(53,432)	(4.2)%
Huaneng Power International, Inc., H Shares	(24,000)	(15,438)	(1.2)%
Huatai Securities Co. Ltd., H Shares	(8,000)	(18,090)	(1.4)%
Kingsoft Corp. Ltd.	(5,000)	(17,061)	(1.3)%
Kunlun Energy Co. Ltd.	(8,000)	(7,936)	(0.6)%
Minth Group Ltd.	(2,000)	(11,262)	(0.9)%
New China Life Insurance Co. Ltd., H Shares	(2,300)	(14,925)	(1.2)%
Nexteer Automotive Group Ltd.	(1,000)	(2,142)	(0.2)%
PICC Property & Casualty Co. Ltd., H Shares	(16,000)	(33,100)	(2.6)%
Semiconductor Manufacturing International Corp.	(24,000)	(34,539)	(2.7)%
Sihuan Pharmaceutical Holdings Group Ltd.	(13,000)	(4,991)	(0.4)%
Sino-Ocean Group Holding Ltd.	(34,500)	(28,483)	(2.2)%
Sinopharm Group Co. Ltd., H Shares	(800)	(3,526)	(0.3)%
SOHO China Ltd.	(83,500)	(49,522)	(3.9)%
Sunac China Holdings Ltd.	(9,000)	(42,954)	(3.4)%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	(15,500)	(85,738)	(6.7)%

		(1,338,273)
Denmark
Ambu A/S, Class B	(285)	(6,118)	(0.5)%
Chr Hansen Holding A/S	(517)	(45,193)	(3.5)%
DSV A/S	(68)	(5,591)	(0.4)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Denmark (continued)
Genmab A/S	(36)	$(6,594)	(0.5)%
Nets A/S	(1,113)	(30,636)	(2.4)%
Orsted A/S	(83)	(5,040)	(0.4)%

		(99,172)
Finland
Fortum Oyj	(3,356)	(72,778)	(5.7)%
Huhtamaki Oyj	(369)	(15,752)	(1.2)%
Kesko Oyj, Class B	(34)	(1,983)	(0.2)%
Nokia Oyj	(6,680)	(32,221)	(2.5)%
Nokian Renkaat Oyj	(1,663)	(84,020)	(6.6)%
Wartsila Oyj ABP	(50)	(3,418)	(0.3)%

		(210,172)
France
Accor SA	(1,342)	(76,380)	(6.0)%
Air Liquide SA	(804)	(108,417)	(8.5)%
Airbus SE	(5)	(575)	(0.0)%
Bureau Veritas SA	(706)	(20,688)	(1.6)%
Credit Agricole SA	(747)	(14,084)	(1.1)%
Danone SA	(178)	(15,320)	(1.2)%
Getlink SE	(194)	(2,722)	(0.2)%
Hermes International	(6)	(3,317)	(0.3)%
Iliad SA	(412)	(106,596)	(8.3)%
Klepierre	(317)	(14,483)	(1.1)%
Legrand SA	(14)	(1,165)	(0.1)%
Nexans SA	(64)	(3,882)	(0.3)%
Orpea	(61)	(7,613)	(0.6)%
Remy Cointreau SA	(74)	(9,739)	(0.8)%
Renault SA	(119)	(13,070)	(1.0)%
Rexel SA	(102)	(1,837)	(0.1)%
Rubis SCA	(92)	(6,785)	(0.5)%
Sartorius Stedim Biotech	(170)	(14,732)	(1.2)%
Societe Generale SA	(31)	(1,802)	(0.1)%
Sodexo SA	(27)	(3,461)	(0.3)%
Sopra Steria Group	(9)	(1,828)	(0.1)%
SPIE SA	(182)	(4,523)	(0.4)%
Technicolor SA	(858)	(3,206)	(0.3)%
Vallourec SA	(3,065)	(20,991)	(1.6)%
Vicat SA	(26)	(2,142)	(0.2)%
Wendel SA	(52)	(9,696)	(0.8)%

		(469,054)
Germany
1&1 Drillisch AG	(805)	(66,963)	(5.2)%
adidas AG	(49)	(11,386)	(0.9)%
Deutsche Bank AG	(2,584)	(47,548)	(3.7)%
Deutsche Boerse AG	(85)	(10,924)	(0.9)%
Evotec AG	(855)	(15,613)	(1.2)%
Fraport AG Frankfurt Airport Services Worldwide	(228)	(26,995)	(2.1)%
Grand City Properties SA	(319)	(7,765)	(0.6)%
HeidelbergCement AG	(169)	(18,346)	(1.4)%
KION Group AG	(203)	(18,659)	(1.5)%
Linde AG	(96)	(23,433)	(1.8)%
MAN SE	(12)	(1,427)	(0.1)%
Porsche Automobil Holding SE, Preference Shares	(502)	(46,454)	(3.6)%
Symrise AG	(38)	(3,184)	(0.2)%
thyssenkrupp AG	(727)	(22,890)	(1.8)%
United Internet AG, Registered Shares	(199)	(14,519)	(1.1)%
Volkswagen AG	(33)	(7,257)	(0.6)%

		(343,363)
Hong Kong
ASM Pacific Technology Ltd.	(400)	(5,448)	(0.4)%
China Gas Holdings Ltd.	(8,400)	(24,523)	(1.9)%
CK Infrastructure Holdings Ltd.	(6,500)	(57,846)	(4.5)%
Dah Sing Financial Holdings Ltd.	(1,600)	(10,788)	(0.8)%

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Hong Kong (continued)
GCL-Poly Energy Holdings Ltd.	(104,000)	$(17,885)	(1.4)%
Hang Lung Group Ltd.	(2,000)	(7,591)	(0.6)%
Hang Lung Properties Ltd.	(7,000)	(18,451)	(1.4)%
HKT Trust & HKT Ltd.	(14,000)	(17,449)	(1.4)%
Li & Fung Ltd.	(24,000)	(12,226)	(1.0)%
Luk Fook Holdings International Ltd	(3,000)	(10,738)	(0.8)%
Man Wah Holdings Ltd.	(28,000)	(29,782)	(2.3)%
New World Development Co. Ltd.	(48,098)	(77,532)	(6.1)%
Orient Overseas International Ltd.	(1,000)	(9,396)	(0.7)%
Sands China Ltd.	(800)	(4,754)	(0.4)%
Shangri-La Asia Ltd.	(6,000)	(15,214)	(1.2)%
Swire Pacific Ltd., Class A	(6,500)	(64,877)	(5.1)%
Swire Properties Ltd.	(4,400)	(15,404)	(1.2)%
Wharf Holdings Ltd.	(4,000)	(16,298)	(1.3)%
Wharf Real Estate Investment Co. Ltd.	(3,000)	(20,728)	(1.6)%
Wheelock & Co. Ltd.	(3,000)	(23,462)	(1.8)%

		(460,392)
Ireland
COSMO Pharmaceuticals NV	(198)	(29,485)	(2.3)%
Greencore Group PLC	(5,381)	(14,860)	(1.2)%

		(44,345)
Italy
Banco BPM SpA	(6,610)	(25,160)	(2.0)%
Davide Campari-Milano SpA	(1,369)	(10,904)	(0.9)%
DiaSorin SpA	(215)	(20,799)	(1.6)%
Interpump Group SpA	(49)	(1,767)	(0.1)%
Luxottica Group SpA	(44)	(2,829)	(0.2)%
UniCredit SpA	(365)	(8,047)	(0.6)%
UniCredit SpA, Rights	(365)	(2)	(0.0)%
Unione di Banche Italiane SpA	(259)	(1,342)	(0.1)%

		(70,850)
Japan
AEON Financial Service Co. Ltd.	(1,900)	(47,534)	(3.7)%
Aiful Corp.	(223)	(811)	(0.1)%
Ain Holdings, Inc.	(400)	(24,487)	(1.9)%
Asics Corp.	(100)	(1,651)	(0.1)%
Bank of Kyoto Ltd.	(400)	(22,537)	(1.8)%
Chiba Bank Ltd.	(1,000)	(8,706)	(0.7)%
Coca-Cola Bottlers Japan Holdings, Inc.	(200)	(7,085)	(0.6)%
Concordia Financial Group Ltd.	(400)	(2,439)	(0.2)%
Daifuku Co. Ltd.	(500)	(33,665)	(2.6)%
Dai-ichi Life Holdings, Inc.	(400)	(8,435)	(0.7)%
Daikin Industries Ltd.	(100)	(12,066)	(0.9)%
DeNA Co. Ltd.	(300)	(6,516)	(0.5)%
FamilyMart UNY Holdings Co. Ltd.	(200)	(13,451)	(1.1)%
Fuji Oil Holdings, Inc.	(1,000)	(30,515)	(2.4)%
GMO Payment Gateway, Inc.	(300)	(26,397)	(2.1)%
Hitachi Metals Ltd.	(100)	(1,364)	(0.1)%
Hitachi Transport System Ltd.	(300)	(7,799)	(0.6)%
Hokuhoku Financial Group, Inc.	(100)	(1,504)	(0.1)%
Ibiden Co. Ltd.	(100)	(1,559)	(0.1)%
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,604)	(0.3)%
Itoham Yonekyu Holdings, Inc.	(1,600)	(14,700)	(1.2)%
Japan Post Holdings Co. Ltd.	(300)	(3,586)	(0.3)%
Japan Tobacco, Inc.	(100)	(3,314)	(0.3)%
Kansai Paint Co. Ltd.	(1,100)	(27,208)	(2.1)%
Kawasaki Kisen Kaisha Ltd.	(100)	(2,660)	(0.2)%
Kintetsu Group Holdings Co. Ltd.	(100)	(3,959)	(0.3)%
Kobe Steel Ltd.	(900)	(9,371)	(0.7)%
Kyushu Financial Group, Inc.	(400)	(2,403)	(0.2)%
LINE Corp.	(100)	(4,470)	(0.4)%
M3, Inc.	(2,500)	(91,645)	(7.2)%
Mazda Motor Corp.	(1,100)	(15,494)	(1.2)%
Mebuki Financial Group, Inc.	(8,100)	(36,980)	(2.9)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
MINEBEA MITSUMI, Inc.	(1,500)	$(34,139)	(2.7)%
Mitsubishi Motors Corp.	(100)	(744)	(0.1)%
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(16,635)	(1.3)%
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,889)	(0.3)%
Miura Co. Ltd.	(200)	(5,713)	(0.4)%
Mizuho Financial Group, Inc.	(24,300)	(46,067)	(3.6)%
MonotaRO Co. Ltd.	(2,000)	(63,257)	(5.0)%
NGK Spark Plug Co. Ltd.	(200)	(5,296)	(0.4)%
Nippon Yusen KK	(200)	(5,028)	(0.4)%
Nipro Corp.	(200)	(3,075)	(0.2)%
Nishi-Nippon Railroad Co. Ltd.	(200)	(5,591)	(0.4)%
Nissan Shatai Co. Ltd.	(200)	(2,112)	(0.2)%
NOK Corp.	(300)	(6,999)	(0.5)%
Nomura Holdings, Inc.	(300)	(1,959)	(0.2)%
Odakyu Electric Railway Co. Ltd.	(400)	(8,835)	(0.7)%
Ono Pharmaceutical Co. Ltd.	(1,000)	(24,707)	(1.9)%
Orient Corp.	(400)	(662)	(0.1)%
Otsuka Holdings Co. Ltd.	(100)	(4,442)	(0.3)%
Rakuten, Inc.	(7,300)	(66,064)	(5.2)%
Renesas Electronics Corp.	(6,200)	(73,062)	(5.7)%
Resona Holdings, Inc.	(400)	(2,422)	(0.2)%
Resorttrust, Inc.	(2,400)	(57,202)	(4.5)%
Ricoh Co. Ltd.	(300)	(2,957)	(0.2)%
Sekisui House Ltd.	(800)	(14,699)	(1.2)%
Shimano, Inc.	(200)	(28,668)	(2.2)%
Shin-Etsu Chemical Co. Ltd.	(200)	(22,883)	(1.8)%
SKY Perfect JSAT Holdings, Inc.	(1,000)	(4,737)	(0.4)%
Sony Financial Holdings, Inc.	(100)	(1,839)	(0.1)%
Stanley Electric Co. Ltd.	(300)	(12,211)	(1.0)%
Start Today Co. Ltd.	(300)	(8,864)	(0.7)%
Sumco Corp.	(2,100)	(57,154)	(4.5)%
Sumitomo Electric Industries Ltd.	(500)	(8,558)	(0.7)%
Sumitomo Forestry Co. Ltd.	(200)	(3,445)	(0.3)%
Sumitomo Mitsui Financial Group, Inc.	(100)	(4,504)	(0.4)%
Sumitomo Mitsui Trust Holdings, Inc.	(300)	(12,492)	(1.0)%
Taiheiyo Cement Corp.	(200)	(8,488)	(0.7)%
Takara Holdings, Inc.	(200)	(2,468)	(0.2)%
Tobu Railway Co. Ltd.	(400)	(13,485)	(1.1)%
Tokyo Century Corp.	(100)	(5,410)	(0.4)%
Tokyu Corp.	(100)	(1,677)	(0.1)%
Toshiba Corp.	(12,000)	(34,339)	(2.7)%
Toyo Tire & Rubber Co. Ltd.	(100)	(2,136)	(0.2)%
Toyota Industries Corp.	(300)	(19,611)	(1.5)%
Tsumura & Co.	(100)	(3,371)	(0.3)%
Ushio, Inc.	(100)	(1,534)	(0.1)%
USS Co. Ltd.	(800)	(17,917)	(1.4)%
Wacoal Holdings Corp.	(100)	(3,075)	(0.2)%
Yamada Denki Co. Ltd.	(1,600)	(9,501)	(0.7)%
Yamaha Corp.	(200)	(8,270)	(0.6)%
Yaskawa Electric Corp.	(800)	(41,403)	(3.2)%

		(1,271,511)
Jersey
Randgold Resources Ltd.	(20)	(2,021)	(0.2)%

Jordan
Hikma Pharmaceuticals PLC	(2,280)	(31,355)	(2.5)%

Luxembourg
ArcelorMittal	(365)	(13,219)	(1.0)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Macau
MGM China Holdings Ltd.	(25,200)	$(77,486)	(6.1)%
Wynn Macau Ltd.	(800)	(2,826)	(0.2)%

		(80,312)
Mexico
Fresnillo PLC	(2,596)	(49,702)	(3.9)%

Netherlands
Altice NV, Class A	(2,241)	(24,033)	(1.9)%
Altice NV, Class B	(1,319)	(14,149)	(1.1)%
Boskalis Westminster	(193)	(7,701)	(0.6)%
OCI NV	(1,983)	(50,343)	(3.9)%
Royal Dutch Shell PLC, B Shares	(341)	(12,096)	(0.9)%
TomTom NV	(3,790)	(41,262)	(3.2)%

		(149,584)
Norway
Aker ASA, Class A	(31)	(1,776)	(0.1)%
Gjensidige Forsikring ASA	(46)	(868)	(0.1)%
Yara International ASA	(310)	(14,911)	(1.2)%

		(17,555)
Portugal
Galp Energia SGPS SA	(1,835)	(35,053)	(2.7)%
NOS SGPS SA	(417)	(2,840)	(0.2)%

		(37,893)
Singapore
CapitaLand Ltd.	(7,800)	(22,773)	(1.8)%
City Developments Ltd.	(1,400)	(14,110)	(1.1)%
DBS Group Holdings Ltd.	(1,012)	(20,312)	(1.6)%
Golden Agri-Resources Ltd.	(35,600)	(10,284)	(0.8)%
Singapore Telecommunications Ltd.	(16,900)	(45,598)	(3.6)%
Wilmar International Ltd.	(13,000)	(31,660)	(2.5)%

		(144,737)
South Africa
Mediclinic International PLC	(2,280)	(19,333)	(1.5)%

South Korea
CJ Logistics Corp.	(269)	(36,490)	(2.9)%
Dongsuh Cos., Inc.	(552)	(15,120)	(1.2)%
GS Retail Co. Ltd.	(460)	(16,750)	(1.3)%
Hanssem Co. Ltd.	(93)	(14,846)	(1.2)%
Hyundai Heavy Industries Co. Ltd.	(6)	0	(0.0)%
Hyundai Heavy Industries Co. Ltd.	(35)	(4,547)	(0.4)%
Lotte Shopping Co. Ltd.	(70)	(15,831)	(1.2)%
Mirae Asset Daewoo Co. Ltd.	(572)	0	(0.0)%
Mirae Asset Daewoo Co. Ltd.	(2,889)	(30,414)	(2.4)%
Samsung Biologics Co. Ltd.	(3)	(1,224)	(0.1)%
Samsung Heavy Industries Co. Ltd.	(2,049)	(17,601)	(1.4)%

		(152,823)
Spain
Almirall SA	(1,118)	(12,132)	(1.0)%
Banco de Sabadell SA	(1,596)	(3,793)	(0.3)%
Banco Santander SA	(1,348)	(10,008)	(0.8)%
Ferrovial SA	(67)	(1,538)	(0.1)%
Industria de Diseno Textil SA	(891)	(31,883)	(2.5)%
Prosegur Cia de Seguridad SA	(790)	(6,568)	(0.5)%
Siemens Gamesa Renewable Energy SA	(2,605)	(40,645)	(3.2)%
Zardoya Otis SA	(1)	(11)	(0.0)%

		(106,578)
Sweden
AAK AB	(34)	(3,162)	(0.2)%
Alfa Laval AB	(150)	(3,937)	(0.3)%
Assa Abloy AB, Class B	(165)	(3,657)	(0.3)%
Elekta AB, Class B	(1,103)	(10,537)	(0.8)%
Hexagon AB, B Shares	(53)	(3,160)	(0.2)%
Hexpol AB	(491)	(5,272)	(0.4)%
Industrivarden AB	(287)	(7,646)	(0.6)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Sweden (continued)
Investor AB, B Shares	(446)	$(21,810)	(1.7)%
Saab AB, Class B	(241)	(11,545)	(0.9)%
Securitas AB, B Shares	(88)	(1,629)	(0.1)%
Skanska AB, Class B	(398)	(8,089)	(0.6)%
Swedish Orphan Biovitrum AB	(270)	(4,743)	(0.4)%
Telefonaktiebolaget LM Ericsson, B Shares	(641)	(4,123)	(0.3)%

		(89,310)
Switzerland
ABB Ltd., Registered Shares	(123)	(3,428)	(0.3)%
Aryzta AG	(404)	(10,876)	(0.9)%
Barry Callebaut AG, Registered Shares	(17)	(34,793)	(2.7)%
Credit Suisse Group AG, Registered Shares	(3,100)	(59,957)	(4.7)%
Dufry AG	(75)	(11,635)	(0.9)%
Emmi AG, Registered Shares	(15)	(11,374)	(0.9)%
Geberit AG	(10)	(4,736)	(0.4)%
Glencore PLC	(744)	(4,264)	(0.3)%
IWG PLC	(1,760)	(6,633)	(0.5)%
Lonza Group AG	(51)	(14,170)	(1.1)%
OC Oerlikon Corp. AG	(33)	(589)	(0.0)%
Pargesa Holding SA, Class B	(132)	(12,033)	(0.9)%
Sika AG	(1)	(8,663)	(0.7)%
Temenos Group AG, Registered Shares	(35)	(4,837)	(0.4)%
Valiant Holding AG, Registered Shares	(31)	(3,744)	(0.3)%
VAT Group AG	(41)	(6,550)	(0.5)%
Vifor Pharma AG	(209)	(30,738)	(2.4)%

		(229,020)
Taiwan
Advanced Semiconductor Engineering, Inc.	(3,000)	(4,257)	(0.3)%
Asia Cement Corp.	(9,000)	(9,267)	(0.7)%
Asustek Computer, Inc.	(2,000)	(19,265)	(1.5)%
Cathay Financial Holding Co. Ltd.	(1,000)	(1,870)	(0.1)%
China Development Financial Holding Corp.	(87,000)	(31,913)	(2.5)%
China Steel Corp.	(23,000)	(19,659)	(1.5)%
Chunghwa Telecom Co. Ltd.	(34,000)	(126,445)	(9.9)%
Delta Electronics, Inc.	(16,000)	(80,645)	(6.3)%
E.Sun Financial Holding Co. Ltd.	(21,483)	(14,138)	(1.1)%
Eclat Textile Co. Ltd.	(542)	(5,443)	(0.4)%
Far EasTone Telecommunications Co. Ltd.	(19,000)	(49,545)	(3.9)%
Formosa Petrochemical Corp.	(4,000)	(16,988)	(1.3)%
Formosa Plastics Corp.	(8,000)	(28,387)	(2.2)%
Fubon Financial Holding Co. Ltd.	(2,000)	(3,715)	(0.3)%
Inventec Corp.	(76,000)	(62,029)	(4.9)%
MediaTek, Inc.	(7,000)	(71,625)	(5.6)%
Mega Financial Holding Co. Ltd.	(107,000)	(92,814)	(7.3)%
Nan Ya Plastics Corp.	(15,000)	(41,182)	(3.2)%
Quanta Computer, Inc.	(8,000)	(17,411)	(1.4)%
Shin Kong Financial Holding Co. Ltd.	(104,000)	(38,156)	(3.0)%
SinoPac Financial Holdings Co. Ltd.	(28,980)	(9,985)	(0.8)%
Taiwan Cement Corp.	(9,000)	(11,623)	(0.9)%
Taiwan Mobile Co. Ltd.	(22,000)	(84,164)	(6.6)%

		(840,526)
United Arab Emirates
NMC Health PLC	(156)	(7,384)	(0.6)%

United Kingdom
Ashtead Group PLC	(510)	(15,245)	(1.2)%
ASOS PLC	(140)	(14,781)	(1.2)%

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
BBA Aviation PLC	(1,337)	$(6,682)	(0.5)%
boohoo.com plc	(2,493)	(6,561)	(0.5)%
BP PLC	(810)	(5,779)	(0.5)%
British American Tobacco PLC	(72)	(4,921)	(0.4)%
Cairn Energy PLC	(14,324)	(42,144)	(3.3)%
Capital & Counties Properties PLC	(835)	(3,507)	(0.3)%
ConvaTec Group PLC	(4,144)	(11,894)	(0.9)%
Dixons Carphone PLC	(2,696)	(7,496)	(0.6)%
Domino’s Pizza Group PLC	(2,184)	(10,472)	(0.8)%
Drax Group PLC	(914)	(3,370)	(0.3)%
DS Smith PLC	(1,850)	(13,222)	(1.0)%
G4S PLC	(1,003)	(4,048)	(0.3)%
Greene King PLC	(2,593)	(19,218)	(1.5)%
IG Group Holdings PLC	(85)	(933)	(0.1)%
Informa PLC	(1,426)	(14,095)	(1.1)%
Inmarsat PLC	(1,513)	(9,973)	(0.8)%
Johnson Matthey PLC	(221)	(10,862)	(0.9)%
Ladbrokes Coral Group PLC	(12,246)	(29,503)	(2.3)%
Lancashire Holdings Ltd.	(580)	(5,419)	(0.4)%
Melrose Industries PLC	(4,946)	(15,895)	(1.2)%
Merlin Entertainments PLC	(679)	(3,168)	(0.2)%
Metro Bank PLC	(560)	(28,894)	(2.3)%
Micro Focus International PLC	(158)	(4,830)	(0.4)%
National Grid PLC	(3,019)	(34,592)	(2.7)%
NEX Group PLC	(338)	(2,846)	(0.2)%
Old Mutual PLC	(489)	(1,623)	(0.1)%
Pearson PLC	(408)	(4,016)	(0.3)%
Phoenix Group Holdings	(1,616)	(17,540)	(1.4)%
Reckitt Benckiser Group PLC	(130)	(12,554)	(1.0)%
Rolls-Royce Holdings PLC	(1,231)	(15,275)	(1.2)%
Royal Bank of Scotland Group PLC	(11,220)	(45,894)	(3.6)%
RPC Group PLC	(6,763)	(81,705)	(6.4)%
Serco Group PLC	(11,993)	(15,104)	(1.2)%
Sky PLC	(284)	(4,271)	(0.3)%
Sophos Group PLC	(729)	(6,639)	(0.5)%
Spirax-Sarco Engineering PLC	(10)	(805)	(0.1)%
Standard Life Aberdeen PLC	(1,160)	(7,012)	(0.5)%
Tesco PLC	(582)	(1,730)	(0.1)%
UBM PLC	(600)	(7,735)	(0.6)%
Weir Group PLC	(29)	(909)	(0.1)%

		(553,162)
United States
ABIOMED, Inc.	(84)	(19,740)	(1.5)%
ACADIA Pharmaceuticals, Inc.	(85)	(2,542)	(0.2)%
Acadia Realty Trust	(117)	(2,874)	(0.2)%
Actuant Corp., Class A	(137)	(3,391)	(0.3)%
Acuity Brands, Inc.	(8)	(1,236)	(0.1)%
AECOM	(86)	(3,363)	(0.3)%
AK Steel Holding Corp.	(395)	(1,999)	(0.2)%
Albemarle Corp.	(97)	(10,824)	(0.8)%
Alexandria Real Estate Equities, Inc.	(114)	(14,786)	(1.2)%
Allegiant Travel Co.	(71)	(11,307)	(0.9)%
ALLETE, Inc.	(314)	(22,746)	(1.8)%
Allscripts Healthcare Solutions, Inc.	(291)	(4,339)	(0.3)%
Alnylam Pharmaceuticals, Inc.	(21)	(2,730)	(0.2)%
Altria Group, Inc.	(226)	(15,897)	(1.2)%
American Campus Communities, Inc.	(194)	(7,461)	(0.6)%
American Homes 4 Rent	(157)	(3,264)	(0.3)%
American International Group, Inc.	(33)	(2,109)	(0.2)%
American National Insurance Co.	(31)	(3,918)	(0.3)%
American Water Works Co., Inc.	(189)	(15,719)	(1.2)%
AMETEK, Inc.	(383)	(29,223)	(2.3)%
Amphenol Corp., Class A	(620)	(57,517)	(4.5)%
Analog Devices, Inc.	(64)	(5,880)	(0.5)%
Apple, Inc.	(117)	(19,589)	(1.5)%
Aqua America, Inc.	(808)	(29,258)	(2.3)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Aramark	(355)	$(16,263)	(1.3)%
Arconic, Inc.	(441)	(13,256)	(1.0)%
Avexis, Inc.	(367)	(45,409)	(3.6)%
Avis Budget Group, Inc.	(37)	(1,664)	(0.1)%
Avnet, Inc.	(117)	(4,973)	(0.4)%
Axalta Coating Systems Ltd.	(68)	(2,142)	(0.2)%
B&G Foods, Inc.	(299)	(9,867)	(0.8)%
Balchem Corp.	(18)	(1,422)	(0.1)%
Ball Corp.	(58)	(2,220)	(0.2)%
Bank of the Ozarks, Inc.	(107)	(5,345)	(0.4)%
BB&T Corp.	(397)	(21,910)	(1.7)%
Belden, Inc.	(96)	(8,138)	(0.6)%
Berkshire Hathaway, Inc., Class B	(63)	(13,506)	(1.1)%
BioMarin Pharmaceutical, Inc.	(81)	(7,309)	(0.6)%
Bio-Rad Laboratories, Inc., Class A	(12)	(3,102)	(0.2)%
Bio-Techne Corp.	(32)	(4,489)	(0.4)%
Black Hills Corp.	(136)	(7,555)	(0.6)%
Black Knight, Inc.	(82)	(4,059)	(0.3)%
Blackbaud, Inc.	(92)	(8,815)	(0.7)%
Blackhawk Network Holdings, Inc.	(155)	(7,045)	(0.6)%
Bluebird Bio, Inc.	(141)	(28,891)	(2.3)%
Brixmor Property Group, Inc.	(278)	(4,512)	(0.4)%
Brookdale Senior Living, Inc.	(645)	(6,128)	(0.5)%
Brown & Brown, Inc.	(199)	(10,444)	(0.8)%
Bunge Ltd.	(67)	(5,322)	(0.4)%
Calpine Corp.	(559)	(8,435)	(0.7)%
Cardinal Health, Inc.	(119)	(8,543)	(0.7)%
Carlisle Cos., Inc.	(113)	(12,906)	(1.0)%
Casey’s General Stores, Inc.	(7)	(848)	(0.1)%
CenturyLink, Inc.	(1,446)	(25,753)	(2.0)%
Charles Schwab Corp.	(78)	(4,161)	(0.3)%
Chemical Financial Corp.	(127)	(7,418)	(0.6)%
Chipotle Mexican Grill, Inc.	(18)	(5,846)	(0.5)%
Church & Dwight Co., Inc.	(117)	(5,715)	(0.4)%
Ciena Corp.	(26)	(553)	(0.0)%
Cincinnati Financial Corp.	(173)	(13,304)	(1.0)%
Cinemark Holdings, Inc.	(105)	(3,864)	(0.3)%
Clean Harbors, Inc.	(156)	(8,633)	(0.7)%
Clovis Oncology, Inc.	(29)	(1,755)	(0.1)%
Cognex Corp.	(200)	(12,474)	(1.0)%
Colfax Corp.	(587)	(23,492)	(1.8)%
Columbia Sportswear Co.	(164)	(12,246)	(1.0)%
CommScope Holding Co., Inc.	(310)	(11,975)	(0.9)%
Constellation Brands, Inc., Class A	(23)	(5,048)	(0.4)%
Costco Wholesale Corp.	(5)	(974)	(0.1)%
Covanta Holding Corp.	(221)	(3,613)	(0.3)%
Cree, Inc.	(871)	(30,058)	(2.4)%
Crown Castle International Corp.	(95)	(10,713)	(0.8)%
CyrusOne, Inc.	(50)	(2,885)	(0.2)%
Danaher Corp.	(171)	(17,319)	(1.4)%
Darling Ingredients, Inc.	(283)	(5,247)	(0.4)%
DISH Network Corp., Class A	(10)	(469)	(0.0)%
Dominion Energy, Inc.	(145)	(11,084)	(0.9)%
Dorman Products, Inc.	(17)	(1,282)	(0.1)%
Dover Corp.	(5)	(531)	(0.0)%
Duke Energy Corp.	(38)	(2,983)	(0.2)%
Dunkin’ Brands Group, Inc.	(40)	(2,586)	(0.2)%
DXC Technology Co.	(97)	(9,656)	(0.8)%
Eagle Materials, Inc.	(40)	(4,482)	(0.4)%
Ecolab, Inc.	(20)	(2,754)	(0.2)%
Education Realty Trust, Inc.	(150)	(4,955)	(0.4)%
Ellie Mae, Inc.	(8)	(748)	(0.1)%
Emerson Electric Co.	(74)	(5,345)	(0.4)%
Energen Corp.	(118)	(6,163)	(0.5)%
EPAM Systems, Inc.	(431)	(50,634)	(4.0)%
EQT Corp.	(711)	(38,600)	(3.0)%
Equinix, Inc.	(9)	(4,097)	(0.3)%
Erie Indemnity Co., Class A	(36)	(4,275)	(0.3)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Eversource Energy	(158)	$(9,968)	(0.8)%
Exact Sciences Corp.	(44)	(2,187)	(0.2)%
Exelixis, Inc.	(139)	(4,213)	(0.3)%
Expedia, Inc.	(8)	(1,024)	(0.1)%
Fidelity National Information Services, Inc.	(254)	(25,999)	(2.0)%
Financial Engines, Inc.	(30)	(855)	(0.1)%
First Financial Bankshares, Inc.	(124)	(5,760)	(0.5)%
First Republic Bank	(42)	(3,761)	(0.3)%
FLIR Systems, Inc.	(538)	(27,551)	(2.2)%
Flowserve Corp.	(172)	(7,795)	(0.6)%
Fluor Corp.	(93)	(5,645)	(0.4)%
FNB Corp.	(53)	(761)	(0.1)%
Genesee & Wyoming, Inc., Class A	(852)	(68,032)	(5.3)%
GEO Group, Inc.	(309)	(6,968)	(0.5)%
GGP, Inc.	(176)	(4,053)	(0.3)%
Global Payments, Inc.	(301)	(33,646)	(2.6)%
Goldman Sachs Group, Inc.	(45)	(12,055)	(0.9)%
Gramercy Property Trust	(137)	(3,458)	(0.3)%
GrubHub, Inc.	(132)	(9,537)	(0.7)%
Gulfport Energy Corp.	(1,702)	(17,309)	(1.4)%
Hain Celestial Group, Inc.	(115)	(4,386)	(0.3)%
Hanesbrands, Inc.	(120)	(2,606)	(0.2)%
Harley-Davidson, Inc.	(121)	(5,864)	(0.5)%
HCP, Inc.	(625)	(15,050)	(1.2)%
Healthcare Services Group, Inc.	(320)	(17,658)	(1.4)%
Healthcare Trust of America, Inc., Class A	(305)	(8,421)	(0.7)%
HealthEquity, Inc.	(31)	(1,569)	(0.1)%
Hilltop Holdings, Inc.	(168)	(4,400)	(0.3)%
Hilton Worldwide Holdings, Inc.	(89)	(7,623)	(0.6)%
Hologic, Inc.	(178)	(7,601)	(0.6)%
Hope Bancorp, Inc.	(452)	(8,606)	(0.7)%
Howard Hughes Corp.	(14)	(1,763)	(0.1)%
Hubbell, Inc.	(63)	(8,565)	(0.7)%
Huntington Bancshares, Inc.	(1,202)	(19,448)	(1.5)%
Incyte Corp.	(85)	(7,675)	(0.6)%
Ingevity Corp.	(121)	(8,779)	(0.7)%
Insulet Corp.	(118)	(9,031)	(0.7)%
Integra LifeSciences Holdings Corp.	(326)	(17,167)	(1.3)%
International Flavors & Fragrances, Inc.	(20)	(3,006)	(0.2)%
Invitation Homes, Inc.	(1,975)	(44,418)	(3.5)%
Iron Mountain, Inc.	(323)	(11,315)	(0.9)%
Itron, Inc.	(131)	(9,589)	(0.8)%
j2 Global, Inc.	(40)	(3,200)	(0.3)%
JB Hunt Transport Services, Inc.	(51)	(6,162)	(0.5)%
JM Smucker Co.	(63)	(7,994)	(0.6)%
John Bean Technologies Corp.	(298)	(33,899)	(2.7)%
Kennedy-Wilson Holdings, Inc.	(790)	(14,023)	(1.1)%
Keysight Technologies, Inc.	(122)	(5,700)	(0.4)%
Kilroy Realty Corp.	(123)	(8,772)	(0.7)%
Kimco Realty Corp.	(89)	(1,416)	(0.1)%
Kinder Morgan, Inc.	(68)	(1,223)	(0.1)%
Kirby Corp.	(601)	(45,015)	(3.5)%
Kite Realty Group Trust	(525)	(8,853)	(0.7)%
KLX, Inc.	(16)	(1,131)	(0.1)%
L Brands, Inc.	(154)	(7,714)	(0.6)%
La Quinta Holdings, Inc.	(296)	(5,899)	(0.5)%
Leidos Holdings, Inc.	(66)	(4,396)	(0.3)%
Lennar Corp., Class A	(592)	(37,095)	(2.9)%
Lexington Realty Trust	(110)	(992)	(0.1)%
Liberty Broadband Corp., Class C	(233)	(22,263)	(1.7)%
Liberty Expedia Holdings, Inc., Class A	(318)	(14,911)	(1.2)%
Liberty Interactive Corp. QVC Group, Class A	(105)	(2,949)	(0.2)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Life Storage, Inc.	(64)	$(5,318)	(0.4)%
Lithia Motors, Inc., Class A	(115)	(14,370)	(1.1)%
Littelfuse, Inc.	(27)	(5,868)	(0.5)%
Live Nation Entertainment, Inc.	(47)	(2,118)	(0.2)%
LogMeIn, Inc.	(31)	(3,900)	(0.3)%
Lululemon Athletica, Inc.	(191)	(14,938)	(1.2)%
Lumentum Holdings, Inc.	(40)	(1,852)	(0.1)%
M&T Bank Corp.	(18)	(3,434)	(0.3)%
Macerich Co.	(201)	(12,979)	(1.0)%
MACOM Technology Solutions Holdings, Inc.	(20)	(622)	(0.0)%
Macquarie Infrastructure Corp.	(987)	(65,487)	(5.1)%
Markel Corp.	(7)	(8,034)	(0.6)%
Marriott International, Inc., Class A	(119)	(17,533)	(1.4)%
Marsh & McLennan Cos., Inc.	(106)	(8,853)	(0.7)%
Martin Marietta Materials, Inc.	(138)	(31,487)	(2.5)%
Mattel, Inc.	(721)	(11,421)	(0.9)%
MEDNAX, Inc.	(316)	(16,688)	(1.3)%
Mercury General Corp.	(246)	(12,042)	(0.9)%
MetLife, Inc.	(464)	(22,304)	(1.7)%
Microchip Technology, Inc.	(97)	(9,236)	(0.7)%
Middleby Corp.	(65)	(8,857)	(0.7)%
Mohawk Industries, Inc.	(33)	(9,275)	(0.7)%
Molson Coors Brewing Co., Class B	(302)	(25,374)	(2.0)%
Monolithic Power Systems, Inc.	(7)	(834)	(0.1)%
Mosaic Co.	(205)	(5,597)	(0.4)%
MRC Global, Inc.	(217)	(3,902)	(0.3)%
Nabors Industries Ltd.	(628)	(4,924)	(0.4)%
National General Holdings Corp.	(339)	(6,787)	(0.5)%
Navistar International Corp.	(518)	(23,740)	(1.9)%
Neogen Corp.	(506)	(29,869)	(2.3)%
Netflix, Inc.	(12)	(3,244)	(0.3)%
Neurocrine Biosciences, Inc.	(139)	(11,880)	(0.9)%
New Jersey Resources Corp.	(341)	(13,231)	(1.0)%
New York Community Bancorp, Inc.	(576)	(8,156)	(0.6)%
Newell Brands, Inc.	(281)	(7,430)	(0.6)%
NIKE, Inc., Class B	(8)	(546)	(0.0)%
Oasis Petroleum, Inc.	(1,973)	(17,086)	(1.3)%
Oceaneering International, Inc.	(123)	(2,544)	(0.2)%
OneMain Holdings, Inc.	(49)	(1,603)	(0.1)%
OPKO Health, Inc.	(4,198)	(18,723)	(1.5)%
Ormat Technologies, Inc.	(360)	(25,229)	(2.0)%
Parsley Energy, Inc., Class A	(157)	(3,705)	(0.3)%
Patterson Cos., Inc.	(123)	(4,414)	(0.3)%
PDC Energy, Inc.	(140)	(7,259)	(0.6)%
Pebblebrook Hotel Trust	(59)	(2,301)	(0.2)%
Penske Automotive Group, Inc.	(37)	(1,931)	(0.2)%
PG&E Corp.	(65)	(2,758)	(0.2)%
Physicians Realty Trust	(777)	(12,665)	(1.0)%
Pinnacle Financial Partners, Inc.	(17)	(1,076)	(0.1)%
Portola Pharmaceuticals, Inc.	(66)	(3,386)	(0.3)%
Post Holdings, Inc.	(159)	(12,032)	(0.9)%
PPL Corp.	(357)	(11,378)	(0.9)%
PriceSmart, Inc.	(61)	(5,197)	(0.4)%
Proofpoint, Inc.	(62)	(6,325)	(0.5)%
Prosperity Bancshares, Inc.	(53)	(4,017)	(0.3)%
PTC, Inc.	(25)	(1,817)	(0.1)%
Puma Biotechnology, Inc.	(155)	(10,362)	(0.8)%
QTS Realty Trust, Inc., Class A	(159)	(7,918)	(0.6)%
Range Resources Corp.	(556)	(7,923)	(0.6)%
Realty Income Corp.	(69)	(3,670)	(0.3)%
Regency Centers Corp.	(14)	(881)	(0.1)%
Regeneron Pharmaceuticals, Inc.	(29)	(10,633)	(0.8)%
ResMed, Inc.	(180)	(18,142)	(1.4)%
RLI Corp.	(32)	(2,056)	(0.2)%
RLJ Lodging Trust	(392)	(9,063)	(0.7)%
Rockwell Collins, Inc.	(151)	(20,912)	(1.6)%

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Roper Technologies, Inc.	(212)	$(59,485)	(4.7)%
Royal Gold, Inc.	(226)	(20,114)	(1.6)%
RSP Permian, Inc.	(519)	(20,594)	(1.6)%
Sabre Corp.	(979)	(20,334)	(1.6)%
salesforce.com, Inc.	(580)	(66,068)	(5.2)%
Sarepta Therapeutics, Inc.	(20)	(1,311)	(0.1)%
SCANA Corp.	(110)	(4,470)	(0.4)%
Scientific Games Corp., Class A	(41)	(1,913)	(0.1)%
Scotts Miracle-Gro Co.	(109)	(9,839)	(0.8)%
Seattle Genetics, Inc.	(14)	(732)	(0.1)%
SemGroup Corp., Class A	(834)	(23,894)	(1.9)%
Service Corp. International	(44)	(1,759)	(0.1)%
ServiceMaster Global Holdings, Inc.	(666)	(35,112)	(2.7)%
ServiceNow, Inc.	(20)	(2,977)	(0.2)%
Signature Bank	(8)	(1,232)	(0.1)%
Silicon Laboratories, Inc.	(17)	(1,635)	(0.1)%
SLM Corp.	(126)	(1,441)	(0.1)%
SM Energy Co.	(47)	(1,097)	(0.1)%
South Jersey Industries, Inc.	(647)	(19,048)	(1.5)%
Southern Co.	(105)	(4,737)	(0.4)%
Spirit Airlines, Inc.	(237)	(9,982)	(0.8)%
Sprint Corp.	(504)	(2,686)	(0.2)%
Starbucks Corp.	(217)	(12,328)	(1.0)%
Stericycle, Inc.	(92)	(6,933)	(0.5)%
Steven Madden Ltd.	(97)	(4,481)	(0.4)%
Stifel Financial Corp.	(53)	(3,579)	(0.3)%
STORE Capital Corp.	(237)	(5,809)	(0.5)%
Summit Materials, Inc., Class A	(198)	(6,326)	(0.5)%
Sunstone Hotel Investors, Inc.	(177)	(2,982)	(0.2)%
Synchrony Financial	(145)	(5,754)	(0.5)%
Syneos Health, Inc.	(70)	(2,685)	(0.2)%
SYNNEX Corp.	(75)	(9,205)	(0.7)%
Taubman Centers, Inc.	(139)	(8,569)	(0.7)%
Teledyne Technologies, Inc.	(68)	(12,983)	(1.0)%
TESARO, Inc.	(281)	(18,956)	(1.5)%
Texas Capital Bancshares, Inc.	(126)	(11,945)	(0.9)%
Tractor Supply Co.	(184)	(14,030)	(1.1)%
TreeHouse Foods, Inc.	(379)	(17,874)	(1.4)%
Tribune Media Co., Class A	(56)	(2,385)	(0.2)%
Trimble, Inc.	(49)	(2,161)	(0.2)%
TripAdvisor, Inc.	(230)	(7,974)	(0.6)%
Twitter, Inc.	(2,173)	(56,085)	(4.4)%
U.S. Silica Holdings, Inc.	(584)	(19,441)	(1.5)%
Ulta Salon Cosmetics & Fragrance, Inc.	(22)	(4,886)	(0.4)%
Ultimate Software Group, Inc.	(140)	(32,605)	(2.6)%
Umpqua Holdings Corp.	(774)	(16,757)	(1.3)%
Under Armour, Inc., Class C	(421)	(5,410)	(0.4)%
United Bankshares, Inc.	(411)	(15,125)	(1.2)%
United States Steel Corp.	(212)	(7,931)	(0.6)%
Uniti Group, Inc.	(365)	(5,778)	(0.5)%
Universal Display Corp.	(96)	(15,302)	(1.2)%
Vail Resorts, Inc.	(32)	(6,994)	(0.5)%
Valvoline, Inc.	(377)	(9,293)	(0.7)%
Veeva Systems, Inc., Class A	(70)	(4,400)	(0.3)%
Ventas, Inc.	(42)	(2,351)	(0.2)%
VEREIT, Inc.	(169)	(1,217)	(0.1)%
Verisk Analytics, Inc.	(83)	(8,304)	(0.7)%
Verizon Communications, Inc.	(189)	(10,219)	(0.8)%
VF Corp.	(41)	(3,327)	(0.3)%
Viacom, Inc., Class B	(56)	(1,872)	(0.1)%
ViaSat, Inc.	(531)	(40,154)	(3.1)%
Vulcan Materials Co.	(42)	(5,687)	(0.4)%
Walt Disney Co.	(119)	(12,932)	(1.0)%
Webster Financial Corp.	(82)	(4,643)	(0.4)%
Welbilt, Inc.	(862)	(19,223)	(1.5)%
Wells Fargo & Co.	(590)	(38,810)	(3.0)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Welltower, Inc.	(162)	$(9,715)	(0.8)%
Wendy’s Co.	(164)	(2,654)	(0.2)%
WESCO International, Inc.	(53)	(3,612)	(0.3)%
Westar Energy, Inc.	(93)	(4,804)	(0.4)%
WEX, Inc.	(158)	(24,460)	(1.9)%
Weyerhaeuser Co.	(745)	(27,967)	(2.2)%
White Mountains Insurance Group Ltd.	(9)	(7,559)	(0.6)%
Woodward, Inc.	(90)	(6,977)	(0.5)%
World Fuel Services Corp.	(321)	(8,953)	(0.7)%
WR Berkley Corp.	(80)	(5,838)	(0.5)%
Zimmer Biomet Holdings, Inc.	(181)	(23,009)	(1.8)%

		(3,249,493)

Total Reference Entity — Short		$(10,162,138)
Net Value of Reference Entity — Bank of America N.A.		$1,276,988

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 02/09/18-02/26/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Austria
Oesterreichische Post AG	2,072	$98,688	9.0%
voestalpine AG	437	28,386	2.6%

		127,074
Belgium
Ageas	581	30,720	2.8%
Befimmo SA	5	338	0.0%
bpost SA	2,864	95,225	8.7%
D’ieteren SA	10	467	0.0%
KBC Group NV	178	17,114	1.6%
Proximus SADP	971	32,746	3.0%
Solvay SA	34	4,923	0.4%
Telenet Group Holding NV	31	2,385	0.2%

		183,918
Bermuda
Marvell Technology Group Ltd.	335	7,816	0.7%

China
Air China Ltd., H Shares	10,000	14,578	1.3%
China Communications Construction Co. Ltd., H Shares	17,000	20,242	1.8%
China Everbright Ltd.	8,000	19,683	1.8%
China Mobile Ltd.	500	5,265	0.5%
China Railway Construction Corp. Ltd., H Shares	6,000	7,285	0.7%
China Railway Group Ltd., H Shares	12,000	9,191	0.8%
China Telecom Corp. Ltd., H Shares	52,000	25,754	2.4%
China Vanke Co. Ltd., H Shares	3,700	18,022	1.6%
Dongfeng Motor Group Co. Ltd., H Shares	6,000	7,813	0.7%
Guangzhou Automobile Group Co. Ltd., H Shares	6,000	13,523	1.2%
Haitian International Holdings Ltd.	24,000	75,013	6.9%
Logan Property Holdings Co. Ltd.	30,000	45,534	4.2%
Ping An Insurance Group Co. of China Ltd., H Shares	7,500	88,335	8.1%
Shanghai Industrial Holdings Ltd.	2,000	5,843	0.5%

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
China (continued)
Tingyi Cayman Islands Holding Corp.	6,000	$12,502	1.1%

		368,583
Denmark
Carlsberg A/S, Class B	56	7,198	0.7%
Dfds A/S	255	15,301	1.4%
GN Store Nord A/S	78	2,630	0.2%
Pandora A/S	97	9,192	0.8%
Rockwool International A/S, Class B	51	14,246	1.3%
Royal Unibrew A/S	119	7,230	0.7%
Sydbank A/S	495	20,244	1.8%
TDC A/S	423	2,823	0.3%
Topdanmark A/S	535	25,559	2.3%
Vestas Wind Systems A/S	99	6,753	0.6%

		111,176
Finland
Kemira Oyj	712	10,080	0.9%
Neste Oyj	46	3,184	0.3%
Sampo Oyj, Class A	106	6,158	0.6%
Stora Enso Oyj, R Shares	3,326	57,117	5.2%
Valmet Oyj	1,493	33,500	3.1%

		110,039
France
AXA SA	73	2,401	0.2%
BNP Paribas SA	31	2,560	0.2%
Bouygues SA	185	10,282	0.9%
Capgemini SE	22	2,920	0.3%
Cie de Saint-Gobain	143	8,306	0.8%
Cie Générale des Etablissements Michelin	816	130,540	11.9%
Cie Plastic Omnium SA	126	6,472	0.6%
CNP Assurances	200	5,126	0.5%
Engie SA	2,122	36,847	3.4%
ICADE	441	47,827	4.4%
Imerys SA	232	24,865	2.3%
Lagardere SCA	963	30,034	2.7%
Mercialys SA	235	5,345	0.5%
Nexity SA	796	47,964	4.4%
Orange SA	4,660	84,205	7.7%
Safran SA	47	5,310	0.5%
Sanofi	202	17,827	1.6%
SCOR SE	38	1,701	0.2%
Tarkett SA	84	3,284	0.3%
Television Francaise 1	137	2,055	0.2%
Thales SA	437	48,985	4.5%
TOTAL SA	305	17,684	1.6%
Trigano SA	13	2,524	0.2%
Ubisoft Entertainment SA	199	17,031	1.6%
Unibail-Rodamco SE	44	11,281	1.0%
Veolia Environnement SA	436	10,991	1.0%
Vinci SA	68	7,349	0.7%
Worldline SA	125	7,071	0.6%

		598,787
Germany
Allianz SE	241	60,956	5.6%
Aurubis AG	381	40,037	3.7%
BASF SE	129	15,129	1.4%
Bechtle AG	108	9,850	0.9%
Beiersdorf AG	175	20,749	1.9%
CECONOMY AG	3,735	53,847	4.9%
Continental AG	102	30,642	2.8%
Covestro AG	188	21,648	2.0%
Deutsche Lufthansa AG	232	8,288	0.8%
Deutsche Telekom AG	663	11,629	1.1%
Duerr AG	17	2,342	0.2%
E.ON SE	488	5,129	0.5%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	19	$2,190	0.2%
FUCHS PETROLUB SE	215	11,769	1.1%
Gerresheimer AG	68	5,940	0.5%
HOCHTIEF AG	373	67,455	6.2%
HUGO BOSS AG	47	4,317	0.4%
LEG Immobilien AG	33	3,724	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	138	32,467	3.0%
Rheinmetall AG	56	7,927	0.7%
RHOEN-KLINIKUM AG	3,003	118,251	10.8%
Siltronic AG	267	44,327	4.0%
Software AG	1,009	54,766	5.0%
STADA Arzneimittel AG	118	12,807	1.2%
Suedzucker AG	221	4,212	0.4%
Uniper SE	877	26,181	2.4%

		676,579
Hong Kong
Champion REIT	4,000	2,971	0.3%
CLP Holdings Ltd.	2,500	25,471	2.3%
Haier Electronics Group Co. Ltd.	8,000	27,310	2.5%
HK Electric Investments & HK Electric Investments Ltd.	53,500	49,447	4.5%
Hong Kong & China Gas Co. Ltd.	18,800	37,132	3.4%
Hysan Development Co. Ltd.	3,000	16,759	1.5%
Kerry Properties Ltd.	6,000	28,686	2.6%
Kingboard Chemical Holdings Ltd.	2,500	13,679	1.2%
Kingboard Laminates Holdings Ltd.	12,500	21,958	2.0%
Lee & Man Paper Manufacturing Ltd.	5,000	5,872	0.5%
Link REIT	2,000	17,701	1.6%
Sino Biopharmaceutical Ltd.	9,000	16,509	1.5%
Techtronic Industries Co. Ltd.	500	3,330	0.3%
VTech Holdings Ltd.	500	6,897	0.6%
WH Group Ltd.	19,500	24,110	2.2%
Xinyi Glass Holdings Ltd.	28,000	42,424	3.9%

		340,256
India
Vedanta Resources PLC	144	1,694	0.2%

Ireland
AerCap Holdings NV	613	33,163	3.0%

Italy
Anima Holding SpA	943	7,912	0.7%
Banca Generali SpA	278	10,413	1.0%
Banca Mediolanum SpA	643	6,308	0.6%
Buzzi Unicem SpA	889	26,102	2.4%
De’ Longhi SpA	123	4,138	0.4%
DiaSorin SpA	24	2,322	0.2%
ERG SpA	231	4,787	0.4%
Ferrari NV	119	14,198	1.3%
FinecoBank Banca Fineco SpA	789	9,810	0.9%
Iren SpA	7,577	24,518	2.2%
Mediaset SpA	151	601	0.1%
Mediobanca Banca di Credito Finanziario SpA	286	3,478	0.3%
Recordati SpA	237	10,793	1.0%
Telecom Italia SpA	22,824	20,539	1.9%

		145,919
Japan
Ajinomoto Co., Inc.	1,300	24,728	2.3%
Alfresa Holdings Corp.	200	4,868	0.4%
Amada Holdings Co. Ltd.	300	4,462	0.4%
Aozora Bank Ltd.	300	12,185	1.1%
Asahi Glass Co. Ltd.	200	8,807	0.8%
Azbil Corp.	100	4,661	0.4%

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Canon Marketing Japan, Inc.	100	$2,754	0.3%
Canon, Inc.	200	7,980	0.7%
Central Japan Railway Co.	300	56,988	5.2%
Citizen Watch Co. Ltd.	500	3,842	0.4%
COMSYS Holdings Corp.	300	8,391	0.8%
Cosmo Energy Holdings Co. Ltd.	900	35,434	3.2%
Daicel Corp.	400	4,864	0.4%
Denka Co. Ltd.	500	19,984	1.8%
DIC Corp.	200	7,914	0.7%
East Japan Railway Co.	200	19,963	1.8%
Ezaki Glico Co. Ltd.	300	15,309	1.4%
FUJIFILM Holdings Corp.	1,100	42,402	3.9%
Fujitsu General Ltd.	600	11,877	1.1%
Fujitsu Ltd.	9,000	66,452	6.1%
Glory Ltd.	200	7,836	0.7%
Gree, Inc.	500	3,252	0.3%
Gunma Bank Ltd.	300	1,815	0.2%
Haseko Corp.	300	4,691	0.4%
Hirose Electric Co. Ltd.	100	15,057	1.4%
Hisamitsu Pharmaceutical Co., Inc.	100	6,854	0.6%
Hoshizaki Corp.	300	28,461	2.6%
Ito En Ltd.	300	12,420	1.1%
ITOCHU Corp.	700	13,774	1.3%
Itochu Techno-Solutions Corp.	400	17,628	1.6%
Japan Airlines Co. Ltd.	300	11,336	1.0%
JTEKT Corp.	100	1,796	0.2%
KDDI Corp.	100	2,538	0.2%
Kinden Corp.	1,100	18,410	1.7%
K’s Holdings Corp.	1,400	39,106	3.6%
Kuraray Co. Ltd.	200	3,757	0.3%
Kyushu Railway Co.	300	9,648	0.9%
Lawson, Inc.	100	6,782	0.6%
Lintec Corp.	500	14,325	1.3%
LIXIL Group Corp.	500	14,089	1.3%
Mabuchi Motor Co. Ltd.	100	5,950	0.5%
Marubeni Corp.	2,100	15,794	1.4%
Matsui Securities Co. Ltd.	500	4,766	0.4%
Medipal Holdings Corp.	300	5,856	0.5%
MEIJI Holdings Co. Ltd.	100	8,387	0.8%
Mitsubishi Electric Corp.	1,300	23,925	2.2%
Mitsubishi Materials Corp.	500	18,614	1.7%
Mitsubishi Tanabe Pharma Corp.	1,800	36,607	3.3%
Mitsui & Co. Ltd.	500	8,797	0.8%
Mitsui Chemicals, Inc.	1,000	31,530	2.9%
Mixi, Inc.	400	17,662	1.6%
MS&AD Insurance Group Holdings, Inc.	1,000	34,159	3.1%
NGK Insulators Ltd.	200	4,092	0.4%
Nichirei Corp.	100	2,684	0.2%
Nihon Kohden Corp.	200	4,720	0.4%
Nippon Express Co. Ltd.	200	14,412	1.3%
Nippon Telegraph & Telephone Corp.	100	4,788	0.4%
Nishi-Nippon Financial Holdings, Inc.	3,600	47,283	4.3%
Nissan Motor Co. Ltd.	2,400	25,710	2.3%
NTT Data Corp.	2,000	23,611	2.2%
NTT DOCOMO, Inc.	100	2,485	0.2%
Obayashi Corp.	800	9,659	0.9%
Oji Holdings Corp.	11,000	75,577	6.9%
Omron Corp.	800	50,143	4.6%
Pola Orbis Holdings, Inc.	600	23,488	2.1%
Recruit Holdings Co. Ltd.	1,100	26,863	2.5%
Rohto Pharmaceutical Co. Ltd.	300	8,063	0.7%
Sankyo Co. Ltd.	300	9,747	0.9%
SBI Holdings, Inc.	300	7,293	0.7%
SCREEN Holdings Co. Ltd.	100	8,716	0.8%
Sega Sammy Holdings, Inc.	700	9,798	0.9%
Seino Holdings Co. Ltd.	100	1,663	0.2%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Sekisui Chemical Co. Ltd.	300	$5,736	0.5%
Seven & i Holdings Co. Ltd.	1,300	53,638	4.9%
Shiga Bank Ltd.	2,000	10,790	1.0%
Shimamura Co. Ltd.	100	11,750	1.1%
Shimizu Corp.	400	4,114	0.4%
Showa Shell Sekiyu KK	500	7,108	0.6%
Skylark Co. Ltd.	1,600	23,059	2.1%
Sompo Holdings, Inc.	600	24,092	2.2%
Sotetsu Holdings, Inc.	200	5,528	0.5%
Square Enix Holdings Co. Ltd.	600	27,407	2.5%
Subaru Corp.	1,100	36,639	3.3%
Sugi Holdings Co. Ltd.	300	15,997	1.5%
Sumitomo Dainippon Pharma Co. Ltd.	600	8,857	0.8%
Sumitomo Heavy Industries Ltd.	100	4,586	0.4%
Suntory Beverage & Food Ltd.	200	9,593	0.9%
Suruga Bank Ltd.	1,200	24,329	2.2%
Suzuken Co. Ltd.	1,200	51,151	4.7%
Suzuki Motor Corp.	1,500	86,153	7.9%
T&D Holdings, Inc.	100	1,793	0.2%
Taisei Corp.	1,000	51,041	4.7%
Taisho Pharmaceutical Holdings Co. Ltd.	500	40,725	3.7%
Teijin Ltd.	700	15,520	1.4%
Terumo Corp.	100	4,894	0.4%
Tokai Rika Co. Ltd.	1,400	30,457	2.8%
Tokio Marine Holdings, Inc.	100	4,728	0.4%
TOTO Ltd.	500	28,708	2.6%
Toyo Suisan Kaisha Ltd.	100	4,069	0.4%
West Japan Railway Co.	200	15,044	1.4%
Yamato Kogyo Co. Ltd.	100	2,865	0.3%
Yamazaki Baking Co. Ltd.	100	1,973	0.2%
Yokohama Rubber Co. Ltd.	200	5,106	0.5%
Zensho Holdings Co. Ltd.	600	10,522	1.0%
Zeon Corp.	200	3,018	0.3%

		1,801,272
Macau
Wynn Macau Ltd.	800	2,826	0.3%

Netherlands
Akzo Nobel NV	283	26,487	2.4%
ASR Nederland NV	609	26,602	2.4%
BE Semiconductor Industries NV	266	25,599	2.3%
Euronext NV	25	1,694	0.2%
Koninklijke Ahold Delhaize NV	563	12,578	1.1%
Koninklijke Philips NV	475	19,361	1.8%
NN Group NV	644	30,374	2.8%
PostNL NV	11,093	55,307	5.1%
Randstad Holding NV	127	8,965	0.8%
Wolters Kluwer NV	242	12,809	1.2%

		219,776
Norway
Leroy Seafood Group ASA	738	3,758	0.3%
Marine Harvest ASA	539	9,333	0.9%
Norsk Hydro ASA	5,146	37,470	3.4%
Salmar ASA	235	6,390	0.6%
Statoil ASA	635	14,879	1.4%
TGS NOPEC Geophysical Co. ASA	1,075	27,007	2.5%

		98,837
Portugal
Sonae SGPS SA	7,667	12,308	1.1%

Singapore
Ascendas Real Estate Investment Trust	5,800	12,182	1.1%
Genting Singapore PLC	10,000	10,268	0.9%
Keppel Corp. Ltd.	2,400	15,803	1.4%
Mapletree Commercial Trust	7,100	9,147	0.8%

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Singapore (continued)
Mapletree Logistics Trust	30,400	$31,749	2.9%
SATS Ltd.	2,400	10,092	0.9%
Singapore Airlines Ltd.	600	5,168	0.5%
StarHub Ltd.	11,200	24,643	2.3%
Suntec Real Estate Investment Trust	6,400	10,081	0.9%
UOL Group Ltd.	4,000	27,816	2.5%
Yanlord Land Group Ltd.	26,500	37,373	3.4%

		194,322
South Africa
Mondi PLC	999	26,626	2.4%

South Korea
CJ Corp.	34	5,858	0.5%
Coway Co. Ltd.	249	22,199	2.0%
Daelim Industrial Co. Ltd.	48	3,648	0.3%
Hana Financial Group, Inc.	259	12,621	1.2%
Hanwha Chemical Corp.	631	20,791	1.9%
Hanwha Life Insurance Co. Ltd.	1,194	8,388	0.8%
Hyundai Engineering & Construction Co. Ltd.	188	7,547	0.7%
Industrial Bank of Korea	1,809	28,187	2.6%
Korea Investment Holdings Co. Ltd.	59	4,826	0.4%
KT Corp.	12	332	0.0%
KT&G Corp.	52	5,186	0.5%
LG Corp.	189	15,763	1.4%
LG Display Co. Ltd.	24	721	0.1%
S-1 Corp.	159	14,800	1.4%
Samsung Electronics Co. Ltd.	9	21,036	1.9%
Samsung Fire & Marine Insurance Co. Ltd.	27	7,302	0.7%
Shinhan Financial Group Co. Ltd.	42	2,085	0.2%
SK Holdings Co. Ltd.	13	3,876	0.4%
SK Hynix, Inc.	1,008	69,194	6.3%
SK Telecom Co. Ltd.	55	13,658	1.2%
Yuhan Corp.	28	6,100	0.6%

		274,118
Spain
Acciona SA	56	5,070	0.5%
ACS Actividades de Construccion y Servicios SA	26	1,040	0.1%
Aena SME SA	106	23,082	2.1%
Bankinter SA	2,252	25,893	2.4%
Distribuidora Internacional de Alimentacion SA	1,510	8,068	0.7%
Mapfre SA	3,784	13,437	1.2%
Repsol SA	4,974	93,616	8.6%
Tecnicas Reunidas SA	238	8,114	0.7%
Viscofan SA	67	4,686	0.4%

		183,006
Sweden
Ahlsell AB	2,583	17,423	1.6%
Electrolux AB, Series B	1,396	49,319	4.5%
Fastighets AB Balder, Class B	327	8,707	0.8%
Hufvudstaden AB, Class A	45	724	0.1%
Industrivarden AB	27	719	0.1%
JM AB	520	11,729	1.1%
Loomis AB, Class B	146	5,837	0.5%
Lundin Petroleum AB	668	16,666	1.5%
NCC AB, B Shares	970	19,231	1.8%
Peab AB	202	1,733	0.2%
Sandvik AB	928	18,269	1.7%
Skandinaviska Enskilda Banken AB, Class A	381	4,815	0.4%
SKF AB, B Shares	198	4,894	0.4%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	1,163	$12,035	1.1%
Swedish Match AB	544	22,034	2.0%
Tele2 AB, Class B	343	4,290	0.4%
Telia Co. AB	4,692	23,552	2.2%
Volvo AB, Class B	81	1,653	0.2%

		223,630
Switzerland
Adecco Group AG, Registered Shares	180	14,811	1.4%
Allreal Holding AG, Registered Shares	131	22,787	2.1%
Baloise Holding AG	37	6,053	0.6%
Bucher Industries AG	29	13,287	1.2%
Cembra Money Bank AG	48	4,735	0.4%
Ferguson PLC	901	69,579	6.4%
Forbo Holding AG, Registered Shares	32	54,113	4.9%
GAM Holding AG	497	9,335	0.9%
Helvetia Holding AG, Registered Shares	44	26,214	2.4%
Kuehne + Nagel International AG	289	53,076	4.8%
Novartis AG, Registered Shares	208	18,773	1.7%
PSP Swiss Property AG	300	29,501	2.7%
Roche Holding AG	140	34,590	3.2%
SGS SA, Registered Shares	5	13,441	1.2%
STMicroelectronics NV	689	16,453	1.5%
Straumann Holding AG	14	10,686	1.0%
Swiss Life Holding AG, Registered Shares	11	4,130	0.4%
Swiss Re AG	585	57,701	5.3%
Swisscom AG	7	3,823	0.3%
UBS Group AG, Registered Shares	180	3,654	0.3%
Vontobel Holding AG	9	650	0.1%

		467,392
Taiwan
AU Optronics Corp.	208,000	98,932	9.0%
Chang Hwa Commercial Bank Ltd.	26,250	15,391	1.4%
China Life Insurance Co. Ltd.	40,420	41,574	3.8%
Compal Electronics, Inc.	27,000	20,100	1.8%
Far Eastern New Century Corp.	15,000	13,385	1.2%
First Financial Holding Co. Ltd.	15,300	10,572	1.0%
Hon Hai Precision Industry Co. Ltd.	11,000	34,679	3.2%
Hua Nan Financial Holdings Co. Ltd.	5,250	3,133	0.3%
Innolux Corp.	161,000	75,825	6.9%
Lite-On Technology Corp.	2,000	2,939	0.3%
Pegatron Corp.	3,000	8,117	0.7%
Pou Chen Corp.	4,000	5,377	0.5%
Taishin Financial Holding Co. Ltd.	4,172	2,102	0.2%
Taiwan Cooperative Financial Holding Co. Ltd.	11,180	6,654	0.6%
Taiwan High Speed Rail Corp.	6,000	4,905	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	34,957	3.2%
Uni-President Enterprises Corp.	12,000	28,806	2.6%
United Microelectronics Corp.	174,000	84,920	7.8%
Yuanta Financial Holding Co. Ltd.	88,000	42,209	3.9%

		534,577
United Kingdom
BAE Systems PLC	195	1,645	0.2%
Barratt Developments PLC	2,608	21,664	2.0%
Beazley PLC	3,487	26,340	2.4%
Bellway PLC	150	7,071	0.6%
Berkeley Group Holdings PLC	534	30,067	2.7%

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
British Land Co. PLC	693	$6,579	0.6%
Britvic PLC	1,139	11,878	1.1%
Burberry Group PLC	320	7,176	0.7%
Burford Capital Ltd.	269	4,698	0.4%
Close Brothers Group PLC	261	5,836	0.5%
Direct Line Insurance Group PLC	555	2,910	0.3%
Dunelm Group PLC	727	6,606	0.6%
Electrocomponents PLC	1,270	11,050	1.0%
Firstgroup PLC	24,762	36,522	3.3%
GlaxoSmithKline PLC	5,215	97,072	8.9%
Grafton Group PLC	480	5,388	0.5%
Howden Joinery Group PLC	1,179	7,775	0.7%
IMI PLC	580	10,944	1.0%
InterContinental Hotels Group PLC	288	19,270	1.8%
J Sainsbury PLC	5,010	18,026	1.6%
Land Securities Group PLC	323	4,599	0.4%
Lloyds Banking Group PLC	1,970	1,946	0.2%
Man Strategic Holdings PLC	982	3,027	0.3%
Marks & Spencer Group PLC	2,669	11,413	1.0%
Moneysupermarket.com Group PLC	6,670	32,074	2.9%
Next PLC	175	12,636	1.2%
Playtech PLC	1,194	13,438	1.2%
RELX PLC	467	10,335	0.9%
Rightmove PLC	706	44,254	4.0%
Royal Mail PLC	4,735	31,548	2.9%
Schroders PLC	85	4,489	0.4%
Smith & Nephew PLC	249	4,480	0.4%
Smiths Group PLC	896	20,348	1.9%
Spectris PLC	121	4,483	0.4%
SSE PLC	35	649	0.1%
SSP Group Plc	6,164	53,337	4.9%
Stagecoach Group PLC	222	477	0.0%
TalkTalk Telecom Group PLC	6,666	11,263	1.0%
Taylor Wimpey PLC	13,748	37,205	3.4%
TechnipFMC PLC	510	16,555	1.5%
Thomas Cook Group PLC	13,568	24,312	2.2%
Travis Perkins PLC	74	1,535	0.1%
Unilever NV CVA	190	10,967	1.0%
WH Smith PLC	2,715	82,348	7.5%
William Hill PLC	4,732	20,828	1.9%
WPP PLC	1,155	20,917	1.9%

		817,980
United States
3M Co.	39	9,770	0.9%
Aaron’s, Inc.	502	20,527	1.9%
Accenture PLC	34	5,464	0.5%
Activision Blizzard, Inc.	94	6,968	0.6%
Advanced Energy Industries, Inc.	16	1,138	0.1%
Aflac, Inc.	33	2,911	0.3%
AGCO Corp.	156	11,329	1.0%
Alexander’s, Inc.	13	4,724	0.4%
Allison Transmission Holdings, Inc.	128	5,663	0.5%
Allstate Corp.	12	1,185	0.1%
AMC Networks, Inc., Class A	185	9,544	0.9%
Ameren Corp.	94	5,323	0.5%
American Airlines Group, Inc.	263	14,286	1.3%
American Electric Power Co., Inc.	183	12,587	1.1%
American Express Co.	78	7,753	0.7%
American Tower Corp.	58	8,567	0.8%
Ameriprise Financial, Inc.	64	10,797	1.0%
Anthem, Inc.	120	29,742	2.7%
Aon PLC	91	12,937	1.2%
Apache Corp.	279	12,519	1.1%
Apartment Investment & Management Co., Class A	56	2,343	0.2%
Applied Industrial Technologies, Inc.	380	28,025	2.6%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
AptarGroup, Inc.	49	$4,284	0.4%
ARRIS International PLC	276	6,983	0.6%
Assurant, Inc.	33	3,019	0.3%
Assured Guaranty Ltd.	311	11,068	1.0%
AT&T, Inc.	351	13,145	1.2%
Athene Holding Ltd.	247	12,390	1.1%
Atmos Energy Corp.	16	1,326	0.1%
AVX Corp.	171	3,068	0.3%
Axis Capital Holdings Ltd.	396	20,010	1.8%
Bank of Hawaii Corp.	51	4,267	0.4%
Baxter International, Inc.	97	6,987	0.6%
Bed Bath & Beyond, Inc.	1,063	24,534	2.2%
Berry Global Group, Inc.	82	4,854	0.4%
Big Lots, Inc.	178	10,819	1.0%
Biogen, Inc.	30	10,434	1.0%
Boeing Co.	17	6,024	0.6%
Booz Allen Hamilton Holding Corp.	677	26,525	2.4%
BorgWarner, Inc.	209	11,758	1.1%
Brinker International, Inc.	42	1,526	0.1%
Brink’s Co.	177	14,762	1.3%
Broadridge Financial Solutions, Inc.	113	10,894	1.0%
Bruker Corp.	85	3,027	0.3%
CA, Inc.	252	9,034	0.8%
Cabot Oil & Gas Corp.	322	8,485	0.8%
CACI International, Inc., Class A	10	1,406	0.1%
Cadence Design Systems, Inc.	773	34,677	3.2%
Campbell Soup Co.	183	8,519	0.8%
Carnival Corp.	146	10,455	1.0%
Carter’s, Inc.	13	1,564	0.1%
Caterpillar, Inc.	5	814	0.1%
Cathay General Bancorp	319	13,953	1.3%
CBRE Group, Inc., Class A	235	10,737	1.0%
CDK Global, Inc.	285	20,318	1.9%
Celanese Corp., Series A	23	2,488	0.2%
Centene Corp.	15	1,609	0.1%
CenterPoint Energy, Inc.	133	3,748	0.3%
Charles River Laboratories International, Inc.	268	28,258	2.6%
Cheesecake Factory, Inc.	32	1,574	0.1%
Chemed Corp.	9	2,345	0.2%
Chemours Co.	247	12,750	1.2%
Chevron Corp.	339	42,494	3.9%
Cimarex Energy Co.	47	5,273	0.5%
Cirrus Logic, Inc.	3	149	0.0%
Citizens Financial Group, Inc.	137	6,288	0.6%
CMS Energy Corp.	337	15,081	1.4%
Colgate-Palmolive Co.	296	21,975	2.0%
Columbia Property Trust, Inc.	344	7,530	0.7%
Comerica, Inc.	13	1,238	0.1%
Commerce Bancshares, Inc.	18	1,053	0.1%
Community Bank System, Inc.	58	3,091	0.3%
ConocoPhillips	46	2,705	0.2%
Cooper Cos., Inc.	3	734	0.1%
Core Laboratories NV	40	4,572	0.4%
Credit Acceptance Corp.	15	4,946	0.5%
Cullen/Frost Bankers, Inc.	93	9,896	0.9%
Cummins, Inc.	55	10,340	0.9%
Curtiss-Wright Corp.	90	11,759	1.1%
Dana, Inc.	31	1,023	0.1%
Dave & Buster’s Entertainment, Inc.	60	2,820	0.3%
Deckers Outdoor Corp.	29	2,486	0.2%
Dell Technologies, Inc. Class V	597	42,805	3.9%
Delphi Technologies PLC	7	387	0.0%
Deluxe Corp.	231	17,156	1.6%
Devon Energy Corp.	159	6,578	0.6%
Diamond Offshore Drilling, Inc.	1,074	18,988	1.7%
Discover Financial Services	114	9,097	0.8%

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Domtar Corp.	99	$5,085	0.5%
Douglas Emmett, Inc.	71	2,746	0.3%
DST Systems, Inc.	138	11,505	1.1%
DTE Energy Co.	263	27,783	2.5%
Duke Realty Corp.	838	22,132	2.0%
East West Bancorp, Inc.	290	19,114	1.7%
Eastman Chemical Co.	236	23,406	2.1%
Eaton Vance Corp.	17	983	0.1%
EchoStar Corp., Class A	53	3,236	0.3%
Edgewell Personal Care Co.	18	1,016	0.1%
Edison International	36	2,251	0.2%
Electronic Arts, Inc.	47	5,967	0.5%
Eli Lilly & Co.	52	4,235	0.4%
EMCOR Group, Inc.	18	1,463	0.1%
Energizer Holdings, Inc.	159	9,257	0.8%
EOG Resources, Inc.	145	16,675	1.5%
EPR Properties	24	1,417	0.1%
Equity LifeStyle Properties, Inc.	458	39,535	3.6%
Essent Group Ltd.	744	34,611	3.2%
Essex Property Trust, Inc.	18	4,194	0.4%
Estee Lauder Cos., Inc., Class A	152	20,514	1.9%
Evercore Partners, Inc., Class A	233	23,428	2.1%
Expeditors International of Washington, Inc.	532	34,553	3.2%
Express Scripts Holding Co.	1,017	80,526	7.4%
F5 Networks, Inc.	345	49,866	4.6%
FedEx Corp.	36	9,449	0.9%
Fifth Third Bancorp	376	12,446	1.1%
First Horizon National Corp.	324	6,435	0.6%
First Industrial Realty Trust, Inc.	129	3,981	0.4%
FirstEnergy Corp.	418	13,752	1.3%
Fiserv, Inc.	290	40,844	3.7%
Flowers Foods, Inc.	108	2,118	0.2%
Foot Locker, Inc.	84	4,129	0.4%
Ford Motor Co.	523	5,737	0.5%
Fortive Corp.	112	8,514	0.8%
Franklin Resources, Inc.	373	15,819	1.4%
Freeport-McMoRan, Inc.	362	7,059	0.6%
Fresh Del Monte Produce, Inc.	47	2,224	0.2%
GameStop Corp., Class A	1,237	20,794	1.9%
Garmin Ltd.	115	7,238	0.7%
GATX Corp.	141	10,031	0.9%
General Mills, Inc.	60	3,509	0.3%
General Motors Co.	1,280	54,285	5.0%
Gilead Sciences, Inc.	10	838	0.1%
GoDaddy, Inc., Class A	90	4,971	0.5%
Graco, Inc.	270	12,636	1.2%
Graham Holdings Co., Class B	8	4,756	0.4%
Graphic Packaging Holding Co.	46	743	0.1%
Green Dot Corp., Class A	551	33,754	3.1%
Groupon, Inc.	585	3,095	0.3%
Haemonetics Corp.	65	4,202	0.4%
Halliburton Co.	123	6,605	0.6%
Hanover Insurance Group, Inc.	8	905	0.1%
Hawaiian Holdings, Inc.	94	3,511	0.3%
Helen of Troy Ltd.	9	838	0.1%
Henry Schein, Inc.	78	5,903	0.5%
Herman Miller, Inc.	209	8,466	0.8%
Hershey Co.	79	8,716	0.8%
Hess Corp.	94	4,748	0.4%
Hewlett Packard Enterprise Co.	100	1,640	0.1%
Highwoods Properties, Inc.	47	2,250	0.2%
Humana, Inc.	44	12,401	1.1%
Huntington Ingalls Industries, Inc.	18	4,276	0.4%
IAC/InterActiveCorp	20	2,899	0.3%
IDACorp, Inc.	37	3,192	0.3%
IDEXX Laboratories, Inc.	262	49,004	4.5%
Illinois Tool Works, Inc.	8	1,389	0.1%
Ingersoll-Rand PLC	299	28,294	2.6%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Intel Corp.	191	$9,195	0.8%
International Paper Co.	173	10,875	1.0%
Intuit, Inc.	33	5,541	0.5%
Invesco Ltd.	183	6,612	0.6%
Jacobs Engineering Group, Inc.	115	7,988	0.7%
John Wiley & Sons, Inc., Class A	145	9,193	0.8%
JPMorgan Chase & Co.	127	14,690	1.3%
Juniper Networks, Inc.	59	1,543	0.1%
KAR Auction Services, Inc.	57	3,109	0.3%
KBR, Inc.	65	1,322	0.1%
Kroger Co.	90	2,732	0.2%
Laboratory Corp. of America Holdings	33	5,760	0.5%
Lam Research Corp.	289	55,349	5.1%
Lancaster Colony Corp.	54	6,934	0.6%
Lear Corp.	29	5,601	0.5%
Legg Mason, Inc.	123	5,242	0.5%
Liberty Property Trust	191	7,909	0.7%
Lincoln Electric Holdings, Inc.	311	30,344	2.8%
Lincoln National Corp.	13	1,076	0.1%
Louisiana-Pacific Corp.	387	11,459	1.0%
LPL Financial Holdings, Inc.	95	5,668	0.5%
LyondellBasell Industries NV	94	11,265	1.0%
Mack-Cali Realty Corp.	178	3,572	0.3%
Macy’s, Inc.	405	10,510	1.0%
Magellan Health, Inc.	114	11,354	1.0%
ManpowerGroup, Inc.	8	1,051	0.1%
Marathon Oil Corp.	273	4,966	0.5%
Marathon Petroleum Corp.	87	6,026	0.6%
Masimo Corp.	90	8,482	0.8%
Maxim Integrated Products, Inc.	409	24,949	2.3%
McCormick & Co., Inc., Non-Voting Shares	27	2,937	0.3%
McKesson Corp.	57	9,626	0.9%
MDC Holdings, Inc.	192	6,472	0.6%
Mettler-Toledo International, Inc.	90	60,773	5.6%
Michaels Cos., Inc.	166	4,460	0.4%
Microsoft Corp.	211	20,047	1.8%
MKS Instruments, Inc.	29	2,967	0.3%
Moody’s Corp.	60	9,707	0.9%
Morningstar, Inc.	22	2,115	0.2%
Motorola Solutions, Inc.	7	696	0.1%
MSA Safety, Inc.	32	2,506	0.2%
MSC Industrial Direct Co., Inc., Class A	200	18,776	1.7%
MSCI, Inc.	50	6,962	0.6%
Murphy Oil Corp.	220	7,062	0.6%
Murphy USA, Inc.	100	8,531	0.8%
Nasdaq, Inc.	77	6,230	0.6%
National Fuel Gas Co.	29	1,617	0.1%
National Health Investors, Inc.	131	9,239	0.8%
NCR Corp.	69	2,588	0.2%
NetApp, Inc.	662	40,713	3.7%
New York Times Co., Class A	423	9,835	0.9%
Newfield Exploration Co.	62	1,963	0.2%
NewMarket Corp.	15	5,964	0.5%
Newmont Mining Corp.	284	11,505	1.1%
News Corp., Class A	156	2,669	0.2%
Northrop Grumman Corp.	146	49,717	4.5%
Nu Skin Enterprises, Inc., Class A	350	25,144	2.3%
OGE Energy Corp.	45	1,449	0.1%
Old Dominion Freight Line, Inc.	198	28,997	2.6%
Omnicom Group, Inc.	71	5,442	0.5%
ON Semiconductor Corp.	401	9,921	0.9%
ONE Gas, Inc.	137	9,704	0.9%
Oshkosh Corp.	39	3,538	0.3%
Owens-Illinois, Inc.	386	8,963	0.8%
Papa John’s International, Inc.	293	19,013	1.7%

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Park Hotels & Resorts, Inc.	77	$2,226	0.2%
Parker-Hannifin Corp.	6	1,209	0.1%
PBF Energy, Inc., Class A	362	11,703	1.1%
PepsiCo, Inc.	44	5,293	0.5%
PerkinElmer, Inc.	54	4,329	0.4%
Philip Morris International, Inc.	233	24,985	2.3%
Phillips 66	175	17,920	1.6%
Pitney Bowes, Inc.	304	4,289	0.4%
PNM Resources, Inc.	27	1,029	0.1%
PolyOne Corp.	78	3,390	0.3%
Pool Corp.	32	4,328	0.4%
Portland General Electric Co.	98	4,150	0.4%
Potlatch Corp.	238	12,590	1.1%
PRA Health Sciences, Inc.	16	1,457	0.1%
Principal Financial Group, Inc.	263	17,779	1.6%
Prudential Financial, Inc.	84	9,981	0.9%
PS Business Parks, Inc.	93	11,356	1.0%
Public Service Enterprise Group, Inc.	398	20,644	1.9%
PVH Corp.	5	775	0.1%
Qorvo, Inc.	105	7,536	0.7%
Quest Diagnostics, Inc.	436	46,138	4.2%
Radian Group, Inc.	219	4,833	0.4%
Ralph Lauren Corp.	338	38,637	3.5%
Raymond James Financial, Inc.	69	6,651	0.6%
Red Hat, Inc.	241	31,663	2.9%
Regal Beloit Corp.	33	2,571	0.2%
Reliance Steel & Aluminum Co.	13	1,139	0.1%
Retail Properties of America, Inc., Class A	678	8,170	0.7%
Robert Half International, Inc.	33	1,910	0.2%
Rockwell Automation, Inc.	68	13,416	1.2%
Ross Stores, Inc.	9	742	0.1%
Royal Caribbean Cruises Ltd.	54	7,212	0.7%
RPC, Inc.	734	14,827	1.4%
RPM International, Inc.	194	10,127	0.9%
Ryder System, Inc.	76	6,614	0.6%
Ryman Hospitality Properties, Inc.	118	9,033	0.8%
S&P Global, Inc.	186	33,685	3.1%
Sally Beauty Holdings, Inc.	190	3,156	0.3%
Sanderson Farms, Inc.	224	28,426	2.6%
Schlumberger Ltd.	141	10,375	0.9%
Seagate Technology PLC	92	5,078	0.5%
Selective Insurance Group, Inc.	189	11,009	1.0%
Signet Jewelers Ltd.	11	582	0.1%
Silgan Holdings, Inc.	8	239	0.0%
Sirius XM Holdings, Inc.	2,562	15,654	1.4%
Six Flags Entertainment Corp.	35	2,365	0.2%
Skyworks Solutions, Inc.	31	3,014	0.3%
Sonoco Products Co.	122	6,626	0.6%
Southwest Airlines Co.	147	8,938	0.8%
Southwestern Energy Co.	387	1,641	0.1%
Stanley Black & Decker, Inc.	126	20,945	1.9%
State Street Corp.	75	8,263	0.8%
Steel Dynamics, Inc.	195	8,853	0.8%
Stryker Corp.	59	9,698	0.9%
SunTrust Banks, Inc.	487	34,431	3.1%
SVB Financial Group	8	1,972	0.2%
Synopsys, Inc.	457	42,323	3.9%
Synovus Financial Corp.	501	25,245	2.3%
Tableau Software, Inc., Class A	25	1,920	0.2%
Target Corp.	63	4,739	0.4%
TE Connectivity Ltd.	19	1,948	0.2%
Tech Data Corp.	68	6,818	0.6%
Telephone & Data Systems, Inc.	619	16,979	1.6%
Tenet Healthcare Corp.	99	1,869	0.2%
Tenneco, Inc.	73	4,235	0.4%
Teradata Corp.	34	1,377	0.1%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Teradyne, Inc.	861	$39,468	3.6%
Texas Roadhouse, Inc.	208	12,214	1.1%
Timken Co.	255	13,400	1.2%
Travelers Cos., Inc.	88	13,193	1.2%
Trinseo SA	578	47,656	4.4%
Trustmark Corp.	321	10,205	0.9%
Tupperware Brands Corp.	433	25,010	2.3%
Tyson Foods, Inc., Class A	26	1,979	0.2%
UGI Corp.	86	3,936	0.4%
United Rentals, Inc.	41	7,426	0.7%
United States Cellular Corp.	535	19,458	1.8%
United Therapeutics Corp.	101	13,029	1.2%
Unum Group	432	22,978	2.1%
US Foods Holding Corp.	223	7,165	0.7%
Valero Energy Corp.	150	14,396	1.3%
Validus Holdings Ltd.	281	19,024	1.7%
Valmont Industries, Inc.	18	2,945	0.3%
VeriSign, Inc.	37	4,252	0.4%
Visa, Inc., Class A	107	13,293	1.2%
Vishay Intertechnology, Inc.	620	13,609	1.2%
Visteon Corp.	27	3,512	0.3%
Walgreens Boots Alliance, Inc.	78	5,870	0.5%
Wal-Mart Stores, Inc.	391	41,681	3.8%
Washington Federal, Inc.	1,489	53,455	4.9%
Waters Corp.	169	36,438	3.3%
Weingarten Realty Investors	210	6,206	0.6%
Werner Enterprises, Inc.	70	2,849	0.3%
Western Alliance Bancorp	105	6,159	0.6%
Western Digital Corp.	25	2,226	0.2%
Western Union Co.	33	686	0.1%
Williams-Sonoma, Inc.	179	9,170	0.8%
Wintrust Financial Corp.	27	2,319	0.2%
Wolverine World Wide, Inc.	153	5,023	0.5%
WP Carey, Inc.	47	3,046	0.3%
Xcel Energy, Inc.	381	17,389	1.6%
Xilinx, Inc.	128	9,347	0.9%
Xylem, Inc.	100	7,226	0.7%
Yum! Brands, Inc.	415	35,105	3.2%

		3,696,461

Total Reference Entity — Long		$11,258,135

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Austria
Wienerberger AG	(125)	$(3,411)	(0.3)%

Belgium
Anheuser-Busch InBev SA	(816)	(92,420)	(8.4)%
Galapagos NV	(472)	(56,055)	(5.1)%
Groupe Bruxelles Lambert SA	(175)	(20,616)	(1.9)%
Melexis NV	(7)	(737)	(0.1)%
Ontex Group NV	(540)	(15,970)	(1.5)%
Umicore SA	(108)	(5,686)	(0.5)%

		(191,484)
Bermuda
Liberty Latin America Ltd.	(1,191)	(27,000)	(2.5)%
Triton International Ltd.	(308)	(11,889)	(1.1)%

		(38,889)
China
AAC Technologies Holdings, Inc.	(3,000)	(49,709)	(4.5)%
Alibaba Health Information Technology Ltd.	(30,000)	(15,685)	(1.4)%
BYD Co. Ltd., H Shares	(1,500)	(14,113)	(1.3)%
CGN Power Co. Ltd., H Shares	(222,000)	(62,704)	(5.7)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
China (continued)
China Cinda Asset Management Co. Ltd., H Shares	(94,000)	$(39,707)	(3.6)%
China Conch Venture Holdings Ltd.	(1,000)	(2,797)	(0.3)%
China Galaxy Securities Co. Ltd., H Shares	(2,500)	(2,037)	(0.2)%
China Jinmao Holdings Group Ltd.	(60,000)	(39,057)	(3.6)%
China Longyuan Power Group Corp. Ltd., H Shares	(41,000)	(29,927)	(2.7)%
China Merchants Port Holdings Co. Ltd.	(2,130)	(5,616)	(0.5)%
China Minsheng Banking Corp. Ltd., H Shares	(25,500)	(29,087)	(2.7)%
China Overseas Land & Investment Ltd.	(6,000)	(23,204)	(2.1)%
China State Construction International Holdings Ltd.	(27,904)	(40,278)	(3.7)%
CNOOC Ltd.	(2,000)	(3,144)	(0.3)%
CRRC Corp. Ltd., H Shares	(23,000)	(22,732)	(2.1)%
Far East Horizon Ltd.	(16,000)	(17,202)	(1.6)%
GOME Retail Holdings Ltd.	(22,000)	(2,787)	(0.3)%
Guotai Junan International Holdings Ltd.	(50,000)	(18,148)	(1.7)%
Haitong Securities Co. Ltd., H Shares	(6,800)	(11,077)	(1.0)%
Huaneng Power International, Inc., H Shares	(26,000)	(16,724)	(1.5)%
Huatai Securities Co. Ltd., H Shares	(8,000)	(18,090)	(1.7)%
Kingsoft Corp. Ltd.	(1,000)	(3,412)	(0.3)%
Lenovo Group Ltd.	(12,000)	(6,908)	(0.6)%
New China Life Insurance Co. Ltd., H Shares	(1,100)	(7,138)	(0.7)%
PetroChina Co. Ltd., H Shares	(134,000)	(105,754)	(9.7)%
SINA Corp.	(47)	(5,511)	(0.5)%
Sinopharm Group Co. Ltd., H Shares	(4,000)	(17,628)	(1.6)%
SOHO China Ltd.	(500)	(297)	0.0%
Zhongsheng Group Holdings Ltd.	(2,000)	(5,012)	(0.5)%

		(615,485)
Denmark
Ambu A/S, Class B	(1,745)	(37,457)	(3.4)%
Genmab A/S	(28)	(5,129)	(0.5)%
Nets A/S	(1,061)	(29,204)	(2.7)%
Novozymes A/S, B Shares	(385)	(21,358)	(2.0)%
Orsted A/S	(143)	(8,683)	(0.8)%

		(101,831)
Finland
Cargotec Oyj, Class B	(17)	(991)	(0.1)%
Huhtamaki Oyj	(351)	(14,984)	(1.4)%
Kesko Oyj, Class B	(62)	(3,616)	(0.3)%
Kone Oyj, Class B	(321)	(18,376)	(1.7)%
Konecranes Oyj	(422)	(21,424)	(2.0)%
Metso Oyj	(182)	(6,354)	(0.6)%

		(65,745)
France
Accor SA	(78)	(4,439)	(0.4)%
Aeroports de Paris	(283)	(58,777)	(5.4)%
Airbus SE	(234)	(26,910)	(2.5)%
Alstom SA	(438)	(19,213)	(1.8)%
Alten SA	(123)	(12,452)	(1.1)%
Altran Technologies SA	(169)	(3,144)	(0.3)%
Bollore SA	(139)	(828)	(0.1)%
Bollore SA	(19,234)	(111,666)	(10.2)%
Dassault Systemes SE	(11)	(1,268)	(0.1)%
Electricite de France SA	(470)	(6,463)	(0.6)%
Elis SA	(529)	(14,780)	(1.4)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
France (continued)
Eutelsat Communications SA	(280)	$(6,163)	(0.6)%
Getlink SE	(1,252)	(17,565)	(1.6)%
Iliad SA	(2)	(517)	0.0%
Ingenico Group SA	(334)	(38,026)	(3.5)%
JCDecaux SA	(78)	(3,374)	(0.3)%
LVMH Moet Hennessy Louis Vuitton SE	(6)	(1,880)	(0.2)%
Natixis SA	(1,339)	(12,193)	(1.1)%
Orpea	(87)	(10,858)	(1.0)%
Publicis Groupe SA	(219)	(15,135)	(1.4)%
Renault SA	(67)	(7,359)	(0.7)%
Rubis SCA	(1,705)	(125,747)	(11.5)%
Sartorius Stedim Biotech	(118)	(10,226)	(0.9)%
Societe BIC SA	(88)	(10,077)	(0.9)%
Societe Generale SA	(12)	(697)	(0.1)%
Sodexo SA	(30)	(3,845)	(0.4)%
Teleperformance	(192)	(29,098)	(2.7)%
Vallourec SA	(6,935)	(47,495)	(4.3)%
Wendel SA	(32)	(5,967)	(0.5)%

		(606,162)
Germany
1&1 Drillisch AG	(332)	(27,617)	(2.5)%
Axel Springer SE	(123)	(10,809)	(1.0)%
Bayerische Motoren Werke AG	(94)	(10,737)	(1.0)%
Deutsche Boerse AG	(151)	(19,406)	(1.8)%
Deutsche Wohnen SE	(118)	(5,335)	(0.5)%
Evotec AG	(1,845)	(33,691)	(3.1)%
GEA Group AG	(605)	(30,091)	(2.7)%
Grand City Properties SA	(254)	(6,182)	(0.6)%
GRENKE AG	(131)	(15,623)	(1.4)%
LANXESS AG	(58)	(5,065)	(0.5)%
MAN SE	(755)	(89,801)	(8.2)%
METRO AG	(250)	(5,437)	(0.5)%
Porsche Automobil Holding SE, Preference Shares	(8)	(740)	(0.1)%
Siemens AG	(54)	(8,197)	(0.7)%
Telefonica Deutschland Holding AG	(11,402)	(57,636)	(5.3)%
thyssenkrupp AG	(982)	(30,919)	(2.8)%
Volkswagen AG	(107)	(23,530)	(2.1)%
Vonovia SE	(1,038)	(51,187)	(4.7)%
Wirecard AG	(28)	(3,491)	(0.3)%

		(435,494)
Ghana
Kosmos Energy Ltd.	(104)	(719)	(0.1)%

Hong Kong
Alibaba Pictures Group Ltd.	(540,000)	(75,243)	(6.9)%
Fullshare Holdings Ltd.	(50,000)	(23,585)	(2.2)%
Haitong International Securities Group Ltd.	(42,623)	(30,151)	(2.8)%
Li & Fung Ltd.	(12,000)	(6,113)	(0.6)%
New World Development Co. Ltd.	(2,061)	(3,322)	(0.3)%
Shangri-La Asia Ltd.	(2,000)	(5,071)	(0.5)%
Value Partners Group Ltd.	(2,000)	(2,541)	(0.2)%

		(146,026)
Ireland
COSMO Pharmaceuticals NV	(108)	(16,083)	(1.5)%
Greencore Group PLC	(336)	(928)	(0.1)%

		(17,011)
Isle of Man
GVC Holdings PLC	(1,286)	(16,926)	(1.5)%

Israel
Mellanox Technologies Ltd.	(424)	(27,539)	(2.5)%

Italy
Atlantia SpA	(724)	(23,964)	(2.2)%
Banco BPM SpA	(3,615)	(13,760)	(1.3)%

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Italy (continued)
BPER Banca	(1,177)	$(6,869)	(0.6)%
Brunello Cucinelli SpA	(491)	(16,461)	(1.5)%
Interpump Group SpA	(21)	(757)	(0.1)%
Intesa Sanpaolo SpA	(7,421)	(29,158)	(2.7)%
Italgas SpA	(8,214)	(50,726)	(4.6)%
Luxottica Group SpA	(104)	(6,687)	(0.6)%
Poste Italiane SpA	(3,402)	(28,147)	(2.6)%
Tod’s SpA	(293)	(22,099)	(2.0)%
UniCredit SpA	(2,868)	(63,233)	(5.8)%
UniCredit SpA, Rights	(2,868)	(14)	0.0%
Unione di Banche Italiane SpA	(3,020)	(15,654)	(1.4)%
Unipol Gruppo SpA	(2,568)	(14,166)	(1.3)%
UnipolSai Assicurazioni SpA	(9,484)	(24,521)	(2.2)%

		(316,216)
Japan
AEON Financial Service Co. Ltd.	(400)	(10,007)	(0.9)%
Aiful Corp.	(600)	(2,181)	(0.2)%
Ain Holdings, Inc.	(200)	(12,244)	(1.1)%
Asahi Group Holdings Ltd.	(600)	(30,313)	(2.8)%
Calbee, Inc.	(200)	(7,066)	(0.6)%
Dai-ichi Life Holdings, Inc.	(800)	(16,870)	(1.5)%
DeNA Co. Ltd.	(2,100)	(45,610)	(4.2)%
Dentsu, Inc.	(300)	(13,461)	(1.2)%
Fukuoka Financial Group, Inc.	(3,000)	(17,456)	(1.6)%
H2O Retailing Corp.	(300)	(6,085)	(0.6)%
Hamamatsu Photonics KK	(900)	(33,395)	(3.1)%
Hiroshima Bank Ltd.	(100)	(840)	(0.1)%
Hitachi Transport System Ltd.	(100)	(2,600)	(0.2)%
Honda Motor Co. Ltd.	(100)	(3,527)	(0.3)%
Idemitsu Kosan Co. Ltd.	(100)	(3,754)	(0.3)%
Iida Group Holdings Co. Ltd.	(6,400)	(127,010)	(11.6)%
Isetan Mitsukoshi Holdings Ltd.	(1,600)	(19,222)	(1.8)%
Japan Exchange Group, Inc.	(400)	(7,223)	(0.7)%
Japan Post Bank Co. Ltd.	(1,800)	(24,363)	(2.2)%
Kawasaki Kisen Kaisha Ltd.	(1,380)	(36,702)	(3.4)%
Keihan Holdings Co. Ltd.	(200)	(6,340)	(0.6)%
Keikyu Corp.	(400)	(7,906)	(0.7)%
Keio Corp.	(200)	(9,523)	(0.9)%
Kyocera Corp.	(800)	(53,396)	(4.9)%
Kyudenko Corp.	(300)	(13,781)	(1.3)%
Kyushu Financial Group, Inc.	(800)	(4,807)	(0.4)%
Makita Corp.	(200)	(9,449)	(0.9)%
McDonald’s Holdings Co. Japan Ltd.	(100)	(4,503)	(0.4)%
MINEBEA MITSUMI, Inc.	(600)	(13,656)	(1.2)%
MISUMI Group, Inc.	(1,300)	(39,359)	(3.6)%
Mitsubishi Heavy Industries Ltd.	(400)	(15,094)	(1.4)%
Mitsubishi Logistics Corp.	(200)	(5,257)	(0.5)%
Mitsubishi Motors Corp.	(100)	(744)	(0.1)%
Mitsui Mining & Smelting Co. Ltd.	(100)	(5,616)	(0.5)%
Mitsui OSK Lines Ltd.	(200)	(7,205)	(0.7)%
Mizuho Financial Group, Inc.	(8,400)	(15,924)	(1.5)%
Murata Manufacturing Co. Ltd.	(400)	(59,153)	(5.4)%
Nexon Co. Ltd.	(2,300)	(76,846)	(7.0)%
Nippon Paint Holdings Co. Ltd.	(2,500)	(89,860)	(8.2)%
Nippon Yusen KK	(500)	(12,570)	(1.1)%
Nipro Corp.	(500)	(7,689)	(0.7)%
Nishi-Nippon Railroad Co. Ltd.	(300)	(8,387)	(0.8)%
Nissan Shatai Co. Ltd.	(400)	(4,225)	(0.4)%
Nomura Holdings, Inc.	(3,600)	(23,502)	(2.1)%
Nomura Research Institute Ltd.	(100)	(4,617)	(0.4)%
Odakyu Electric Railway Co. Ltd.	(100)	(2,209)	(0.2)%
Otsuka Holdings Co. Ltd.	(100)	(4,442)	(0.4)%
PeptiDream, Inc.	(200)	(8,219)	(0.8)%
Persol Holdings Co. Ltd.	(500)	(12,493)	(1.1)%
Renesas Electronics Corp.	(300)	(3,535)	(0.3)%
Resona Holdings, Inc.	(900)	(5,450)	(0.5)%
Ricoh Co. Ltd.	(700)	(6,900)	(0.6)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Sawai Pharmaceutical Co. Ltd.	(1,600)	$(72,849)	(6.7)%
SMC Corp.	(100)	(49,283)	(4.5)%
SoftBank Group Corp.	(100)	(8,309)	(0.8)%
Sojitz Corp.	(7,500)	(24,281)	(2.2)%
Sosei Group Corp.	(200)	(21,466)	(2.0)%
Sumitomo Electric Industries Ltd.	(100)	(1,712)	(0.2)%
Sumitomo Mitsui Financial Group, Inc.	(300)	(13,511)	(1.2)%
Sumitomo Mitsui Trust Holdings, Inc.	(100)	(4,164)	(0.4)%
Taiyo Nippon Sanso Corp.	(3,400)	(52,851)	(4.8)%
Takara Bio, Inc.	(1,000)	(16,158)	(1.5)%
TDK Corp.	(100)	(9,257)	(0.8)%
Toray Industries, Inc.	(1,300)	(12,969)	(1.2)%
Toyota Industries Corp.	(1,400)	(91,519)	(8.4)%
Tsumura & Co.	(200)	(6,741)	(0.6)%
Universal Entertainment Corp.	(200)	(9,538)	(0.9)%
Ushio, Inc.	(200)	(3,067)	(0.3)%
Yahoo Japan Corp.	(12,300)	(59,328)	(5.4)%
Yakult Honsha Co. Ltd.	(400)	(33,582)	(3.1)%
Yamaha Corp.	(200)	(8,270)	(0.8)%
Yamato Holdings Co. Ltd.	(400)	(10,330)	(0.9)%

		(1,471,771)
Jordan
Hikma Pharmaceuticals PLC	(108)	(1,485)	(0.1)%

Luxembourg
Eurofins Scientific SE	(6)	(3,906)	(0.4)%

Macau
MGM China Holdings Ltd.	(1,200)	(3,690)	(0.3)%

Mexico
Fresnillo PLC	(534)	(10,224)	(0.9)%

Netherlands
Aegon NV	(1,333)	(9,109)	(0.8)%
Altice NV, Class A	(723)	(7,754)	(0.7)%
ASML Holding NV	(367)	(74,406)	(6.8)%
Cimpress NV	(15)	(1,911)	(0.2)%
EXOR NV	(9)	(696)	(0.1)%
Gemalto NV	(258)	(15,942)	(1.5)%
InterXion Holding NV	(2,105)	(132,089)	(12.1)%
Koninklijke Vopak NV	(40)	(1,806)	(0.2)%
Patheon NV	(59)	(2,065)	(0.2)%

		(245,778)
Norway
Aker ASA, Class A	(329)	(18,853)	(1.7)%
Gjensidige Forsikring ASA	(264)	(4,980)	(0.5)%
Orkla ASA	(606)	(6,306)	(0.6)%
Schibsted ASA, B Shares	(289)	(8,732)	(0.8)%
Schibsted ASA, Class A	(173)	(5,568)	(0.5)%

		(44,439)
Portugal
NOS SGPS SA	(1,156)	(7,872)	(0.7)%

Singapore
DBS Group Holdings Ltd.	(600)	(12,043)	(1.1)%
Sembcorp Industries Ltd.	(29,900)	(77,265)	(7.1)%
Singapore Post Ltd.	(400)	(393)	0.0%
Singapore Press Holdings Ltd.	(1,200)	(2,410)	(0.2)%

		(92,111)
South Africa
Mediclinic International PLC	(7,752)	(65,732)	(6.0)%

South Korea
Amorepacific Corp.	(136)	(38,103)	(3.5)%
BGF retail Co. Ltd.	(37)	(7,623)	(0.7)%
CJ Logistics Corp.	(70)	(9,496)	(0.9)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
South Korea (continued)
Dongsuh Cos., Inc.	(435)	$(11,915)	(1.1)%
GS Retail Co. Ltd.	(93)	(3,386)	(0.3)%
Hanmi Pharm Co. Ltd.	(27)	(15,082)	(1.4)%
Hanmi Science Co. Ltd.	(27)	(2,653)	(0.2)%
Hyundai Glovis Co. Ltd.	(13)	(1,701)	(0.2)%
Hyundai Mobis Co. Ltd.	(194)	(44,964)	(4.1)%
Hyundai Motor Co.	(21)	(3,189)	(0.3)%
Kangwon Land, Inc.	(455)	(13,827)	(1.3)%
Korea Aerospace Industries Ltd.	(144)	(7,107)	(0.6)%
LG Chem Ltd.	(2)	(809)	(0.1)%
Lotte Corp.	(18)	(1,176)	(0.1)%
Lotte Shopping Co. Ltd.	(127)	(28,722)	(2.6)%
NAVER Corp.	(67)	(57,071)	(5.2)%
Ottogi Corp.	(1)	(721)	(0.1)%
Samsung C&T Corp.	(304)	(40,416)	(3.7)%
Samsung SDI Co. Ltd.	(26)	(4,793)	(0.4)%

		(292,754)
Spain
Banco de Sabadell SA	(4,360)	(10,363)	(0.9)%
Bankia SA	(2,457)	(12,438)	(1.1)%
Cellnex Telecom SA	(2,757)	(74,436)	(6.8)%
CIE Automotive SA	(4)	(137)	0.0%
Endesa SA	(106)	(2,379)	(0.2)%
Industria de Diseno Textil SA	(179)	(6,405)	(0.6)%
Melia Hotels International SA	(117)	(1,653)	(0.2)%
Red Electrica Corp. SA	(801)	(16,895)	(1.5)%

		(124,706)
Sweden
Alfa Laval AB	(139)	(3,648)	(0.3)%
Autoliv, Inc.	(103)	(15,678)	(1.4)%
BillerudKorsnas AB	(761)	(11,717)	(1.1)%
Getinge AB, Class B	(160)	(2,192)	(0.2)%
Hexagon AB, B Shares	(848)	(50,563)	(4.6)%
Hexpol AB	(4,122)	(44,260)	(4.0)%
ICA Gruppen AB	(1,256)	(49,069)	(4.5)%
Kinnevik AB, Class B	(1,595)	(58,184)	(5.3)%
Nordea Bank AB	(310)	(3,827)	(0.3)%
Saab AB, Class B	(114)	(5,461)	(0.5)%
Skanska AB, Class B	(321)	(6,524)	(0.6)%
Sweco AB, Class B	(2,824)	(63,752)	(5.8)%
Telefonaktiebolaget LM Ericsson, B Shares	(1,790)	(11,513)	(1.1)%

		(326,388)
Switzerland
Cie Financiere Richemont SA, Registered Shares	(24)	(2,302)	(0.2)%
Dufry AG	(396)	(61,431)	(5.6)%
EMS-Chemie Holding AG, Registered Shares	(42)	(30,875)	(2.8)%
Flughafen Zurich AG	(39)	(9,936)	(0.9)%
Geberit AG	(32)	(15,156)	(1.4)%
Glencore PLC	(3,321)	(19,034)	(1.7)%
Nestlé SA, Registered Shares	(293)	(25,310)	(2.3)%
OC Oerlikon Corp. AG	(59)	(1,053)	(0.1)%
Pargesa Holding SA, Class B	(44)	(4,011)	(0.4)%
Sulzer AG	(7)	(995)	(0.1)%
Sunrise Communications Group AG	(185)	(17,394)	(1.6)%
VAT Group AG	(55)	(8,787)	(0.8)%
Zurich Insurance Group AG	(30)	(9,868)	(0.9)%

		(206,152)
Taiwan
Advanced Semiconductor Engineering, Inc.	(25,000)	(35,476)	(3.2)%
Advantech Co. Ltd.	(5,744)	(44,912)	(4.1)%
Asia Cement Corp.	(42,000)	(43,246)	(4.0)%
China Steel Corp.	(40,000)	(34,190)	(3.1)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	(13,000)	$(9,499)	(0.9)%
Delta Electronics, Inc.	(6,000)	(30,242)	(2.8)%
E.Sun Financial Holding Co. Ltd.	(3,222)	(2,120)	(0.2)%
Eclat Textile Co. Ltd.	(5,367)	(53,897)	(4.9)%
Feng TAY Enterprise Co. Ltd.	(2,000)	(9,470)	(0.9)%
Giant Manufacturing Co. Ltd.	(1,000)	(5,611)	(0.5)%
Hotai Motor Co. Ltd.	(1,000)	(13,009)	(1.2)%
Nanya Technology Corp.	(6,000)	(16,286)	(1.5)%
SinoPac Financial Holdings Co. Ltd.	(16,560)	(5,706)	(0.5)%

		(303,664)
United Kingdom
Admiral Group PLC	(146)	(3,834)	(0.4)%
ASOS PLC	(94)	(9,924)	(0.9)%
B&M European Value Retail SA	(3,510)	(20,718)	(1.9)%
Balfour Beatty PLC	(35)	(140)	0.0%
boohoo.com plc	(5,350)	(14,080)	(1.3)%
BP PLC	(1,369)	(9,767)	(0.9)%
British American Tobacco PLC	(120)	(8,202)	(0.7)%
Cairn Energy PLC	(8,110)	(23,861)	(2.2)%
Cobham PLC	(15,822)	(29,373)	(2.7)%
ConvaTec Group PLC	(965)	(2,770)	(0.3)%
Daily Mail & General Trust PLC, A Shares	(582)	(5,268)	(0.5)%
DCC PLC	(20)	(2,102)	(0.2)%
Diageo PLC	(557)	(20,048)	(1.8)%
Dixons Carphone PLC	(364)	(1,012)	(0.1)%
Domino’s Pizza Group PLC	(3,927)	(18,829)	(1.7)%
Drax Group PLC	(566)	(2,087)	(0.2)%
easyJet PLC	(174)	(4,101)	(0.4)%
Essentra PLC	(553)	(4,014)	(0.4)%
Fevertree Drinks PLC	(752)	(26,138)	(2.4)%
Greene King PLC	(815)	(6,040)	(0.6)%
Hays PLC	(1,530)	(4,392)	(0.4)%
IG Group Holdings PLC	(862)	(9,465)	(0.9)%
Intertek Group PLC	(21)	(1,498)	(0.1)%
John Wood Group PLC	(93)	(857)	(0.1)%
Johnson Matthey PLC	(38)	(1,868)	(0.2)%
Just Eat PLC	(6,014)	(69,511)	(6.3)%
Lancashire Holdings Ltd.	(1,270)	(11,865)	(1.1)%
Liberty Global PLC, Class A	(4)	(150)	0.0%
Melrose Industries PLC	(351)	(1,128)	(0.1)%
Merlin Entertainments PLC	(1,658)	(7,736)	(0.7)%
Metro Bank PLC	(482)	(24,870)	(2.3)%
Micro Focus International PLC	(505)	(15,437)	(1.4)%
National Grid PLC	(135)	(1,547)	(0.1)%
Ocado Group PLC	(45)	(322)	0.0%
Pennon Group PLC	(121)	(1,237)	(0.1)%
Pentair PLC	(169)	(12,084)	(1.1)%
Phoenix Group Holdings	(2,091)	(22,696)	(2.1)%
Provident Financial PLC	(1,058)	(10,125)	(0.9)%
Rolls-Royce Holdings PLC	(810)	(10,051)	(0.9)%
Rotork PLC	(14,041)	(58,916)	(5.4)%
Serco Group PLC	(7,546)	(9,503)	(0.9)%
Severn Trent PLC	(84)	(2,334)	(0.2)%
Spirax-Sarco Engineering PLC	(83)	(6,685)	(0.6)%
Sports Direct International PLC	(1,724)	(9,108)	(0.8)%
St. James’s Place PLC	(1,618)	(27,317)	(2.5)%
UBM PLC	(1,091)	(14,066)	(1.3)%
United Utilities Group PLC	(3,556)	(37,301)	(3.4)%
Victrex PLC	(37)	(1,342)	(0.1)%
Virgin Money Holdings UK PLC	(441)	(1,749)	(0.2)%
Weir Group PLC	(424)	(13,293)	(1.2)%
Whitbread PLC	(169)	(9,314)	(0.9)%

		(610,075)
United States
2U, Inc.	(43)	(3,194)	(0.3)%
Abbott Laboratories	(185)	(11,500)	(1.1)%

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Acadia Healthcare Co., Inc.	(1,268)	$(43,213)	(3.9)%
Actuant Corp., Class A	(290)	(7,178)	(0.7)%
Acuity Brands, Inc.	(39)	(6,023)	(0.6)%
Acxiom Corp.	(198)	(5,360)	(0.5)%
Adient PLC	(81)	(5,249)	(0.5)%
Advance Auto Parts, Inc.	(105)	(12,284)	(1.1)%
AECOM	(503)	(19,672)	(1.8)%
Air Lease Corp.	(147)	(7,147)	(0.7)%
Akamai Technologies, Inc.	(267)	(17,886)	(1.6)%
Akorn, Inc.	(658)	(21,201)	(1.9)%
Alexion Pharmaceuticals, Inc.	(127)	(15,154)	(1.4)%
Alkermes PLC	(14)	(800)	(0.1)%
Alleghany Corp.	(7)	(4,394)	(0.4)%
Allegheny Technologies, Inc.	(1,125)	(30,330)	(2.8)%
Allergan PLC	(246)	(44,344)	(4.1)%
Ally Financial, Inc.	(472)	(14,051)	(1.3)%
Alnylam Pharmaceuticals, Inc.	(9)	(1,170)	(0.1)%
Altria Group, Inc.	(266)	(18,710)	(1.7)%
Amazon.com, Inc.	(41)	(59,486)	(5.4)%
Ambarella, Inc.	(165)	(8,316)	(0.8)%
American Campus Communities, Inc.	(14)	(538)	0.0%
Amphenol Corp., Class A	(28)	(2,598)	(0.2)%
AmTrust Financial Services, Inc.	(1,086)	(14,574)	(1.3)%
Analog Devices, Inc.	(215)	(19,754)	(1.8)%
Anixter International, Inc.	(170)	(14,229)	(1.3)%
Archer-Daniels-Midland Co.	(52)	(2,233)	(0.2)%
Arconic, Inc.	(363)	(10,912)	(1.0)%
Arista Networks, Inc.	(5)	(1,379)	(0.1)%
Arthur J. Gallagher & Co.	(79)	(5,397)	(0.5)%
athenahealth, Inc.	(186)	(23,308)	(2.1)%
Automatic Data Processing, Inc.	(88)	(10,879)	(1.0)%
Avexis, Inc.	(88)	(10,888)	(1.0)%
Avnet, Inc.	(456)	(19,380)	(1.8)%
Bank of the Ozarks, Inc.	(102)	(5,095)	(0.5)%
Berkshire Hathaway, Inc., Class B	(43)	(9,218)	(0.8)%
BioMarin Pharmaceutical, Inc.	(210)	(18,948)	(1.7)%
Bio-Rad Laboratories, Inc., Class A	(19)	(4,912)	(0.4)%
Black Hills Corp.	(10)	(556)	(0.1)%
Black Knight, Inc.	(203)	(10,049)	(0.9)%
Blackhawk Network Holdings, Inc.	(340)	(15,453)	(1.4)%
Blackstone Mortgage Trust, Inc., Class A	(155)	(4,805)	(0.4)%
Blue Buffalo Pet Products, Inc.	(277)	(9,412)	(0.9)%
BOK Financial Corp.	(10)	(967)	(0.1)%
Bright Horizons Family Solutions, Inc.	(212)	(20,818)	(1.9)%
Brixmor Property Group, Inc.	(135)	(2,191)	(0.2)%
Broadcom Ltd.	(7)	(1,736)	(0.2)%
Brookdale Senior Living, Inc.	(592)	(5,624)	(0.5)%
Brown & Brown, Inc.	(127)	(6,665)	(0.6)%
Buffalo Wild Wings, Inc.	(27)	(4,239)	(0.4)%
Caesars Entertainment Corp.	(417)	(5,817)	(0.5)%
Callon Petroleum Co.	(308)	(3,496)	(0.3)%
Carlisle Cos., Inc.	(49)	(5,596)	(0.5)%
Carpenter Technology Corp.	(246)	(12,644)	(1.2)%
Casey’s General Stores, Inc.	(52)	(6,298)	(0.6)%
CBOE Global Markets, Inc.	(67)	(9,004)	(0.8)%
Centennial Resource Development, Inc., Class A	(2,526)	(51,556)	(4.7)%
CF Industries Holdings, Inc.	(474)	(20,117)	(1.8)%
Charles Schwab Corp.	(73)	(3,894)	(0.4)%
Chemical Financial Corp.	(237)	(13,843)	(1.3)%
Cheniere Energy, Inc.	(37)	(2,093)	(0.2)%
Chipotle Mexican Grill, Inc.	(32)	(10,392)	(0.9)%
Ciena Corp.	(424)	(9,023)	(0.8)%
Cincinnati Financial Corp.	(74)	(5,691)	(0.5)%
Clean Harbors, Inc.	(554)	(30,658)	(2.8)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Cleveland-Cliffs, Inc., Class A	(99)	$(678)	(0.1)%
Clovis Oncology, Inc.	(82)	(4,961)	(0.5)%
CME Group, Inc.	(180)	(27,626)	(2.5)%
Comcast Corp., Class A	(216)	(9,186)	(0.8)%
Conduent, Inc.	(137)	(2,247)	(0.2)%
Cornerstone OnDemand, Inc.	(99)	(4,072)	(0.4)%
CoStar Group, Inc.	(25)	(8,653)	(0.8)%
Cotiviti Holdings, Inc.	(195)	(6,825)	(0.6)%
Coty, Inc., Class A	(746)	(14,629)	(1.3)%
Cousins Properties, Inc.	(164)	(1,476)	(0.1)%
Cree, Inc.	(98)	(3,382)	(0.3)%
Crown Castle International Corp.	(10)	(1,128)	(0.1)%
Danaher Corp.	(84)	(8,508)	(0.8)%
DDR Corp.	(1,796)	(14,584)	(1.3)%
DENTSPLY SIRONA, Inc.	(23)	(1,399)	(0.1)%
Digital Realty Trust, Inc.	(43)	(4,814)	(0.4)%
DISH Network Corp., Class A	(68)	(3,189)	(0.3)%
Dollar Tree, Inc.	(221)	(25,415)	(2.3)%
DXC Technology Co.	(57)	(5,674)	(0.5)%
Dycom Industries, Inc.	(51)	(5,952)	(0.5)%
Eagle Materials, Inc.	(115)	(12,886)	(1.2)%
Ecolab, Inc.	(251)	(34,558)	(3.2)%
Ellie Mae, Inc.	(422)	(39,457)	(3.6)%
Endo International PLC	(325)	(2,246)	(0.2)%
Ensco PLC, Class A	(130)	(767)	(0.1)%
Envision Healthcare Corp.	(145)	(5,219)	(0.5)%
Equifax, Inc.	(101)	(12,618)	(1.2)%
Equinix, Inc.	(7)	(3,186)	(0.3)%
Erie Indemnity Co., Class A	(58)	(6,888)	(0.6)%
Exact Sciences Corp.	(47)	(2,336)	(0.2)%
Expedia, Inc.	(48)	(6,144)	(0.6)%
Facebook, Inc., Class A	(179)	(33,453)	(3.1)%
Finisar Corp.	(308)	(5,532)	(0.5)%
FireEye, Inc.	(29)	(437)	0.0%
First Republic Bank	(84)	(7,522)	(0.7)%
Five Below, Inc.	(300)	(19,479)	(1.8)%
FleetCor Technologies, Inc.	(223)	(47,388)	(4.3)%
Floor & Decor Holdings, Inc., Class A	(219)	(10,271)	(0.9)%
Flowserve Corp.	(60)	(2,719)	(0.2)%
Fluor Corp.	(206)	(12,504)	(1.1)%
FNB Corp.	(399)	(5,726)	(0.5)%
FNF Group	(533)	(20,776)	(1.9)%
Forest City Realty Trust, Inc., Class A	(366)	(8,590)	(0.8)%
FTI Consulting, Inc.	(98)	(4,260)	(0.4)%
Gardner Denver Holdings, Inc.	(137)	(4,737)	(0.4)%
General Electric Co.	(320)	(5,174)	(0.5)%
Genuine Parts Co.	(89)	(9,262)	(0.8)%
GGP, Inc.	(311)	(7,162)	(0.7)%
Globus Medical, Inc., Class A	(163)	(7,505)	(0.7)%
Grand Canyon Education, Inc.	(54)	(5,021)	(0.5)%
Gulfport Energy Corp.	(858)	(8,726)	(0.8)%
Hancock Holding Co.	(61)	(3,276)	(0.3)%
Harley-Davidson, Inc.	(154)	(7,463)	(0.7)%
HCP, Inc.	(125)	(3,010)	(0.3)%
HealthEquity, Inc.	(470)	(23,791)	(2.2)%
HEICO Corp., Class A	(19)	(1,251)	(0.1)%
Hexcel Corp.	(418)	(28,570)	(2.6)%
Hilltop Holdings, Inc.	(353)	(9,245)	(0.8)%
Home BancShares, Inc.	(936)	(22,473)	(2.1)%
Hope Bancorp, Inc.	(1,413)	(26,904)	(2.5)%
Horizon Pharma PLC	(1,056)	(15,365)	(1.4)%
Hormel Foods Corp.	(72)	(2,472)	(0.2)%
Hubbell, Inc.	(10)	(1,360)	(0.1)%
Hudson Pacific Properties, Inc.	(404)	(12,916)	(1.2)%
IBERIABANK Corp.	(121)	(10,224)	(0.9)%
ILG, Inc.	(189)	(5,936)	(0.5)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Illumina, Inc.	(129)	$(30,011)	(2.7)%
Integrated Device Technology, Inc.	(145)	(4,336)	(0.4)%
Intercontinental Exchange, Inc.	(405)	(29,905)	(2.7)%
International Bancshares Corp.	(147)	(6,100)	(0.6)%
International Flavors & Fragrances, Inc.	(80)	(12,024)	(1.1)%
Ionis Pharmaceuticals, Inc.	(33)	(1,733)	(0.2)%
John Bean Technologies Corp.	(153)	(17,404)	(1.6)%
Kemper Corp.	(298)	(19,325)	(1.8)%
KeyCorp	(424)	(9,074)	(0.8)%
Keysight Technologies, Inc.	(41)	(1,916)	(0.2)%
Kimco Realty Corp.	(390)	(6,205)	(0.6)%
Kinder Morgan, Inc.	(1,814)	(32,616)	(3.0)%
Kraft Heinz Co.	(92)	(7,212)	(0.7)%
Laredo Petroleum, Inc.	(1,032)	(10,041)	(0.9)%
LaSalle Hotel Properties	(134)	(4,092)	(0.4)%
LCI Industries	(98)	(10,804)	(1.0)%
Leggett & Platt, Inc.	(61)	(2,837)	(0.3)%
Lennar Corp., Class A	(71)	(4,449)	(0.4)%
Leucadia National Corp.	(254)	(6,876)	(0.6)%
Liberty Expedia Holdings, Inc., Class A	(4)	(188)	0.0%
Liberty Media Corp.-Liberty SiriusXM	(74)	(3,316)	(0.3)%
Liberty Ventures, Series A	(468)	(27,579)	(2.5)%
Lithia Motors, Inc., Class A	(35)	(4,374)	(0.4)%
LivaNova PLC	(17)	(1,454)	(0.1)%
LKQ Corp.	(1,167)	(49,049)	(4.5)%
Loews Corp.	(117)	(6,043)	(0.6)%
LogMeIn, Inc.	(71)	(8,932)	(0.8)%
Lumentum Holdings, Inc.	(89)	(4,121)	(0.4)%
M&T Bank Corp.	(48)	(9,157)	(0.8)%
MACOM Technology Solutions Holdings, Inc.	(758)	(23,574)	(2.2)%
Macquarie Infrastructure Corp.	(9)	(597)	(0.1)%
Markel Corp.	(16)	(18,363)	(1.7)%
MarketAxess Holdings, Inc.	(39)	(7,652)	(0.7)%
Martin Marietta Materials, Inc.	(9)	(2,054)	(0.2)%
MasTec, Inc.	(32)	(1,709)	(0.2)%
Mattel, Inc.	(952)	(15,080)	(1.4)%
MAXIMUS, Inc.	(157)	(10,704)	(1.0)%
MB Financial, Inc.	(255)	(10,909)	(1.0)%
MDU Resources Group, Inc.	(238)	(6,302)	(0.6)%
Medical Properties Trust, Inc.	(708)	(9,261)	(0.8)%
Medidata Solutions, Inc.	(398)	(27,108)	(2.5)%
Mercury General Corp.	(10)	(490)	0.0%
MGM Resorts International	(1,101)	(40,131)	(3.7)%
Mid-America Apartment Communities, Inc.	(141)	(13,447)	(1.2)%
Minerals Technologies, Inc.	(9)	(676)	(0.1)%
Molson Coors Brewing Co., Class B	(10)	(840)	(0.1)%
Mondelez International, Inc., Class A	(175)	(7,770)	(0.7)%
Monolithic Power Systems, Inc.	(11)	(1,310)	(0.1)%
Morgan Stanley	(143)	(8,087)	(0.7)%
Mosaic Co.	(619)	(16,899)	(1.5)%
Mylan NV	(175)	(7,499)	(0.7)%
Nabors Industries Ltd.	(2,299)	(18,024)	(1.6)%
National Instruments Corp.	(201)	(10,038)	(0.9)%
National Oilwell Varco, Inc.	(100)	(3,668)	(0.3)%
Navient Corp.	(154)	(2,194)	(0.2)%
Neogen Corp.	(153)	(9,032)	(0.8)%
Netflix, Inc.	(8)	(2,162)	(0.2)%
NetScout Systems, Inc.	(103)	(2,936)	(0.3)%
Nevro Corp.	(532)	(42,698)	(3.9)%
New York Community Bancorp, Inc.	(589)	(8,340)	(0.8)%
Nexstar Media Group, Inc., Class A	(140)	(10,514)	(1.0)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
NextEra Energy, Inc.	(26)	$(4,119)	(0.4)%
Nielsen Holdings PLC	(3)	(112)	0.0%
Nordson Corp.	(30)	(4,312)	(0.4)%
Norwegian Cruise Line Holdings Ltd.	(419)	(25,450)	(2.3)%
Nuance Communications, Inc.	(556)	(9,902)	(0.9)%
Nucor Corp.	(151)	(10,111)	(0.9)%
NuVasive, Inc.	(42)	(2,053)	(0.2)%
Old National Bancorp	(249)	(4,308)	(0.4)%
OneMain Holdings, Inc.	(69)	(2,257)	(0.2)%
ONEOK, Inc.	(103)	(6,063)	(0.6)%
Oracle Corp.	(153)	(7,893)	(0.7)%
O’Reilly Automotive, Inc.	(10)	(2,647)	(0.2)%
Outfront Media, Inc.	(287)	(6,429)	(0.6)%
PacWest Bancorp	(167)	(8,756)	(0.8)%
Palo Alto Networks, Inc.	(71)	(11,209)	(1.0)%
Parsley Energy, Inc., Class A	(1,841)	(43,448)	(4.0)%
Patterson-UTI Energy, Inc.	(825)	(19,487)	(1.8)%
Paychex, Inc.	(87)	(5,938)	(0.5)%
Paycom Software, Inc.	(76)	(6,965)	(0.6)%
PayPal Holdings, Inc.	(378)	(32,251)	(2.9)%
Pegasystems, Inc.	(43)	(2,187)	(0.2)%
Penske Automotive Group, Inc.	(193)	(10,073)	(0.9)%
Penumbra, Inc.	(108)	(10,757)	(1.0)%
Physicians Realty Trust	(371)	(6,047)	(0.6)%
Pinnacle Financial Partners, Inc.	(406)	(25,700)	(2.3)%
Platform Specialty Products Corp.	(3,825)	(44,791)	(4.1)%
Post Holdings, Inc.	(117)	(8,853)	(0.8)%
PPG Industries, Inc.	(59)	(7,005)	(0.6)%
Prestige Brands Holdings, Inc.	(106)	(4,434)	(0.4)%
PriceSmart, Inc.	(163)	(13,888)	(1.3)%
ProAssurance Corp.	(60)	(3,282)	(0.3)%
Procter & Gamble Co.	(78)	(6,735)	(0.6)%
Prosperity Bancshares, Inc.	(204)	(15,463)	(1.4)%
PTC, Inc.	(26)	(1,890)	(0.2)%
Puma Biotechnology, Inc.	(30)	(2,006)	(0.2)%
QTS Realty Trust, Inc., Class A	(72)	(3,586)	(0.3)%
QUALCOMM, Inc.	(405)	(27,641)	(2.5)%
Range Resources Corp.	(748)	(10,659)	(1.0)%
RBC Bearings, Inc.	(182)	(22,932)	(2.1)%
RealPage, Inc.	(147)	(7,313)	(0.7)%
Realty Income Corp.	(12)	(638)	(0.1)%
Regency Centers Corp.	(141)	(8,870)	(0.8)%
Rexnord Corp.	(887)	(24,934)	(2.3)%
RLI Corp.	(409)	(26,282)	(2.4)%
RLJ Lodging Trust	(46)	(1,064)	(0.1)%
Royal Gold, Inc.	(244)	(21,716)	(2.0)%
RSP Permian, Inc.	(1,489)	(59,084)	(5.4)%
Sabra Health Care REIT, Inc.	(275)	(4,978)	(0.5)%
Sage Therapeutics, Inc.	(55)	(10,439)	(1.0)%
Sarepta Therapeutics, Inc.	(75)	(4,916)	(0.4)%
Seaboard Corp.	(1)	(4,336)	(0.4)%
Seattle Genetics, Inc.	(180)	(9,414)	(0.9)%
SemGroup Corp., Class A	(44)	(1,261)	(0.1)%
Sensata Technologies Holding NV	(117)	(6,581)	(0.6)%
ServiceNow, Inc.	(72)	(10,719)	(1.0)%
Shire PLC	(843)	(39,387)	(3.6)%
Signature Bank	(73)	(11,242)	(1.0)%
Silicon Laboratories, Inc.	(20)	(1,924)	(0.2)%
SM Energy Co.	(439)	(10,251)	(0.9)%
Snyder’s-Lance, Inc.	(707)	(35,336)	(3.2)%
Sotheby’s	(31)	(1,636)	(0.1)%
South Jersey Industries, Inc.	(91)	(2,679)	(0.2)%
Southern Co.	(77)	(3,473)	(0.3)%
Spectrum Brands Holdings, Inc.	(47)	(5,568)	(0.5)%
Spirit Airlines, Inc.	(224)	(9,435)	(0.9)%
Splunk, Inc.	(65)	(6,004)	(0.5)%
Stericycle, Inc.	(538)	(40,544)	(3.7)%

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Sterling Bancorp	(156)	$(3,861)	(0.4)%
STORE Capital Corp.	(140)	(3,431)	(0.3)%
Summit Materials, Inc., Class A	(1,237)	(39,522)	(3.6)%
Sun Communities, Inc.	(119)	(10,572)	(1.0)%
Symantec Corp.	(121)	(3,295)	(0.3)%
Synchrony Financial	(60)	(2,381)	(0.2)%
Syneos Health, Inc.	(810)	(31,064)	(2.8)%
SYNNEX Corp.	(11)	(1,350)	(0.1)%
Tapestry, Inc.	(131)	(6,162)	(0.6)%
Targa Resources Corp.	(794)	(38,112)	(3.5)%
TESARO, Inc.	(115)	(7,758)	(0.7)%
Tesla, Inc.	(181)	(64,130)	(5.9)%
Texas Capital Bancshares, Inc.	(23)	(2,180)	(0.2)%
Tfs Financial Corp.	(259)	(3,787)	(0.3)%
Tiffany & Co.	(54)	(5,759)	(0.5)%
TransDigm Group, Inc.	(5)	(1,585)	(0.1)%
TRI Pointe Group, Inc.	(4,062)	(66,251)	(6.1)%
Tribune Media Co., Class A	(369)	(15,716)	(1.4)%
TripAdvisor, Inc.	(624)	(21,634)	(2.0)%
Tyler Technologies, Inc.	(257)	(51,788)	(4.7)%
Ulta Salon Cosmetics & Fragrance, Inc.	(12)	(2,665)	(0.2)%
Ultragenyx Pharmaceutical, Inc.	(408)	(21,767)	(2.0)%
Under Armour, Inc., Class A	(393)	(5,447)	(0.5)%
Under Armour, Inc., Class C	(131)	(1,683)	(0.2)%
Union Pacific Corp.	(130)	(17,355)	(1.6)%
United Bankshares, Inc.	(222)	(8,170)	(0.7)%
United Natural Foods, Inc.	(122)	(5,807)	(0.5)%
United States Steel Corp.	(48)	(1,796)	(0.2)%
Uniti Group, Inc.	(247)	(3,910)	(0.4)%
Univar, Inc.	(239)	(7,137)	(0.7)%
USG Corp.	(76)	(2,938)	(0.3)%
Vail Resorts, Inc.	(125)	(27,320)	(2.5)%
Ventas, Inc.	(52)	(2,910)	(0.3)%
VEREIT, Inc.	(937)	(6,746)	(0.6)%
ViaSat, Inc.	(35)	(2,647)	(0.2)%
Vulcan Materials Co.	(194)	(26,268)	(2.4)%
Wabtec Corp.	(449)	(36,387)	(3.3)%
Walt Disney Co.	(214)	(23,255)	(2.1)%
Weatherford International PLC	(5,484)	(21,607)	(2.0)%
WEC Energy Group, Inc.	(243)	(15,625)	(1.4)%
Weight Watchers International, Inc.	(9)	(579)	(0.1)%
Welbilt, Inc.	(76)	(1,695)	(0.2)%
Wells Fargo & Co.	(123)	(8,091)	(0.7)%
Welltower, Inc.	(35)	(2,099)	(0.2)%
Wendy’s Co.	(325)	(5,259)	(0.5)%
West Pharmaceutical Services, Inc.	(132)	(13,226)	(1.2)%
Whirlpool Corp.	(4)	(726)	(0.1)%
Whiting Petroleum Corp.	(118)	(3,295)	(0.3)%
Workday, Inc., Class A	(68)	(8,153)	(0.7)%
Worldpay, Inc., Class A	(86)	(6,907)	(0.6)%
WPX Energy, Inc.	(1,418)	(20,887)	(1.9)%
WR Berkley Corp.	(394)	(28,754)	(2.6)%
Wright Medical Group NV	(143)	(3,253)	(0.3)%
XPO Logistics, Inc.	(505)	(47,692)	(4.4)%
Yelp, Inc.	(676)	(29,622)	(2.7)%

		(3,769,664)

Total Reference Entity — Short		$(10,163,349)
Net Value of Reference Entity — Citibank N.A.		$1,094,786

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, expiration dates 02/05/18-08/16/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Austria
Oesterreichische Post AG	158	$7,525	0.8%
Telekom Austria AG	151	1,460	0.1%
voestalpine AG	53	3,443	0.3%

		12,428
Belgium
Befimmo SA	9	608	0.1%
Cofinimmo SA	39	5,245	0.5%
Colruyt SA	65	3,598	0.4%
D’ieteren SA	104	4,857	0.5%
Sofina SA	162	28,239	2.8%
Solvay SA	30	4,344	0.4%

		46,891
Bermuda
RenaissanceRe Holdings Ltd.	115	14,621	1.5%

China
Agile Group Holdings Ltd.	4,000	7,168	0.7%
Agricultural Bank of China Ltd., H Shares	35,000	21,414	2.1%
Bank of Communications Co. Ltd., H Shares	25,000	21,590	2.2%
Beijing Enterprises Holdings Ltd.	3,000	18,410	1.8%
China Construction Bank Corp., H Shares	45,000	51,663	5.2%
China Medical System Holdings Ltd.	6,000	12,843	1.3%
China Mobile Ltd.	3,000	31,591	3.2%
China Railway Construction Corp. Ltd., H Shares	3,000	3,643	0.4%
China Railway Group Ltd., H Shares	3,000	2,298	0.2%
China Shenhua Energy Co. Ltd., H Shares	5,500	17,090	1.7%
China Telecom Corp. Ltd., H Shares	22,000	10,896	1.1%
China Vanke Co. Ltd., H Shares	1,200	5,845	0.6%
CSPC Pharmaceutical Group Ltd.	28,000	62,027	6.2%
Dongfeng Motor Group Co. Ltd., H Shares	8,000	10,418	1.0%
ENN Energy Holdings Ltd.	1,000	7,726	0.8%
Guangzhou Automobile Group Co. Ltd., H Shares	20,000	45,078	4.5%
Hengan International Group Co. Ltd.	500	4,790	0.5%
Shanghai Industrial Holdings Ltd.	5,000	14,607	1.5%
Shimao Property Holdings Ltd.	5,500	16,321	1.6%
Tencent Holdings Ltd.	2,900	171,354	17.2%
Want Want China Holdings Ltd.	20,000	17,626	1.8%
Yangzijiang Shipbuilding Holdings Ltd.	30,100	36,608	3.7%

		591,006
Denmark
Carlsberg A/S, Class B	14	1,800	0.2%
Dfds A/S	527	31,622	3.2%
ISS A/S	312	12,173	1.2%
Novo Nordisk A/S, Class B	1,001	55,554	5.6%
Pandora A/S	98	9,287	0.9%
Rockwool International A/S, Class B	46	12,850	1.3%
Royal Unibrew A/S	68	4,131	0.4%
Sydbank A/S	468	19,140	1.9%
TDC A/S	2,253	15,038	1.5%

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Denmark (continued)
Topdanmark A/S	115	$5,494	0.6%
Tryg A/S	76	1,850	0.2%

		168,939
Finland
Elisa Oyj	13	553	0.1%
Kemira Oyj	114	1,614	0.2%
Neste Oyj	15	1,038	0.1%
Orion Oyj, Class B	54	2,166	0.2%
Stora Enso Oyj, R Shares	241	4,139	0.4%
Valmet Oyj	1,236	27,733	2.8%

		37,243
France
Amundi SA	106	10,002	1.0%
Arkema SA	63	8,049	0.8%
Atos SE	1,095	172,689	17.3%
AXA SA	49	1,611	0.2%
Capgemini SE	133	17,655	1.8%
Casino Guichard Perrachon SA	79	4,616	0.5%
Cie Plastic Omnium SA	752	38,628	3.9%
Dassault Aviation SA	14	23,413	2.3%
Eiffage SA	15	1,819	0.2%
Euler Hermes Group	41	6,206	0.6%
Eurazeo SA	263	27,688	2.8%
Fonciere Des Regions	20	2,198	0.2%
Ipsen SA	65	9,102	0.9%
Mercialys SA	244	5,550	0.6%
Metropole Television SA	555	15,100	1.5%
Orange SA	1,026	18,540	1.9%
Sanofi	51	4,501	0.5%
SEB SA	7	1,446	0.1%
Tarkett SA	67	2,619	0.3%
Television Francaise 1	97	1,455	0.1%
TOTAL SA	1,618	93,812	9.4%
Ubisoft Entertainment SA	53	4,536	0.5%
Valeo SA	432	34,015	3.4%
Veolia Environnement SA	124	3,126	0.3%
Vinci SA	156	16,860	1.7%
Worldline SA	198	11,200	1.1%

		536,436
Germany
Allianz SE	93	23,522	2.4%
Aurubis AG	112	11,769	1.2%
BASF SE	487	57,115	5.7%
Bayer AG, Registered Shares	90	11,793	1.2%
Beiersdorf AG	66	7,825	0.8%
CECONOMY AG	221	3,186	0.3%
Covestro AG	314	36,157	3.6%
E.ON SE	544	5,718	0.6%
Evonik Industries AG	1,686	66,623	6.7%
Fresenius Medical Care AG & Co. KGaA	109	12,564	1.3%
FUCHS PETROLUB SE	135	7,390	0.7%
Hannover Rueck SE	342	46,774	4.7%
HOCHTIEF AG	17	3,074	0.3%
HUGO BOSS AG	17	1,561	0.2%
Infineon Technologies AG	304	8,851	0.9%
MTU Aero Engines AG	1	179	0.0%
OSRAM Licht AG	138	12,061	1.2%
ProSiebenSat.1 Media SE	134	5,134	0.5%
Rheinmetall AG	321	45,438	4.6%
Siltronic AG	26	4,316	0.4%
Software AG	107	5,808	0.6%
Suedzucker AG	74	1,410	0.1%

		378,268

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Hong Kong
Agile Group, Rights	80	$—	0.0%
AIA Group Ltd.	1,000	8,542	0.9%
CK Asset Holdings Ltd.	1,500	14,273	1.4%
CLP Holdings Ltd.	5,500	56,037	5.6%
HK Electric Investments & HK Electric Investments Ltd.	56,500	52,220	5.2%
Kerry Properties Ltd.	1,000	4,781	0.5%
Melco International Development Ltd.	6,000	17,963	1.8%
MTR Corp. Ltd.	7,500	42,893	4.3%
Power Assets Holdings Ltd.	5,000	44,435	4.5%
Sun Art Retail Group Ltd.	16,500	22,345	2.2%
Techtronic Industries Co. Ltd.	2,000	13,320	1.3%
VTech Holdings Ltd.	1,800	24,829	2.5%

		301,638
India
Vedanta Resources PLC	375	4,411	0.4%

Italy
A2A SpA	25,583	49,165	4.9%
Anima Holding SpA	216	1,812	0.2%
Assicurazioni Generali SpA	179	3,551	0.4%
Autogrill SpA	5,146	71,621	7.2%
Azimut Holding SpA	334	7,607	0.8%
De’ Longhi SpA	31	1,043	0.1%
ERG SpA	453	9,388	0.9%
FinecoBank Banca Fineco SpA	1,042	12,955	1.3%
Industria Macchine Automatiche SpA	35	3,063	0.3%
Iren SpA	366	1,184	0.1%
Mediaset SpA	3,397	13,521	1.4%
Recordati SpA	83	3,780	0.4%
Societa Iniziative Autostradali e Servizi SpA	2,736	51,497	5.2%
Telecom Italia SpA	8,293	7,463	0.7%

		237,650
Japan
Advantest Corp.	100	2,137	0.2%
Aeon Co. Ltd.	800	13,658	1.4%
Alfresa Holdings Corp.	100	2,434	0.2%
Aoyama Trading Co. Ltd.	100	3,938	0.4%
Aozora Bank Ltd.	2,100	85,296	8.5%
Astellas Pharma, Inc.	800	10,521	1.1%
Autobacs Seven Co. Ltd.	100	2,002	0.2%
Azbil Corp.	1,000	46,608	4.7%
Brother Industries Ltd.	800	20,551	2.1%
Canon Marketing Japan, Inc.	1,400	38,555	3.9%
Chugoku Bank Ltd.	500	6,591	0.7%
Citizen Watch Co. Ltd.	200	1,537	0.2%
COMSYS Holdings Corp.	200	5,594	0.6%
Credit Saison Co. Ltd.	700	12,789	1.3%
Cyberagent, Inc.	200	8,697	0.9%
Daiichikosho Co. Ltd.	100	5,462	0.5%
Daiwa Securities Group, Inc.	1,000	7,199	0.7%
Denso Corp.	200	12,573	1.3%
DIC Corp.	100	3,957	0.4%
East Japan Railway Co.	200	19,963	2.0%
Eisai Co. Ltd.	100	5,691	0.6%
Ezaki Glico Co. Ltd.	100	5,103	0.5%
Fujitsu General Ltd.	100	1,979	0.2%
Glory Ltd.	600	23,508	2.4%
GungHo Online Entertainment, Inc.	17,200	49,597	5.0%
Gunma Bank Ltd.	100	605	0.1%
Haseko Corp.	1,600	25,021	2.5%
Hitachi High-Technologies Corp.	200	9,443	0.9%

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Hitachi Ltd.	1,000	$7,980	0.8%
Hoya Corp.	1,900	97,590	9.8%
Ito En Ltd.	900	37,259	3.7%
ITOCHU Corp.	2,000	39,353	3.9%
Izumi Co. Ltd.	300	19,060	1.9%
Jafco Co. Ltd.	1,100	62,604	6.3%
JSR Corp.	1,000	23,770	2.4%
Kajima Corp.	6,000	59,564	6.0%
Kakaku.com, Inc.	1,200	21,084	2.1%
Kaken Pharmaceutical Co. Ltd.	500	26,200	2.6%
Kamigumi Co. Ltd.	1,000	22,010	2.2%
Kaneka Corp.	2,000	18,617	1.9%
Kao Corp.	1,100	76,438	7.7%
Koito Manufacturing Co. Ltd.	100	7,064	0.7%
Konica Minolta, Inc.	3,500	35,036	3.5%
Kose Corp.	100	17,270	1.7%
Kyushu Railway Co.	300	9,648	1.0%
Lawson, Inc.	200	13,563	1.4%
Lion Corp.	100	1,876	0.2%
LIXIL Group Corp.	300	8,454	0.8%
Marubeni Corp.	100	752	0.1%
Matsui Securities Co. Ltd.	200	1,908	0.2%
Medipal Holdings Corp.	300	5,856	0.6%
Megmilk Snow Brand Co. Ltd.	100	2,888	0.3%
Mitsubishi Chemical Holdings Corp.	700	7,634	0.8%
Mixi, Inc.	500	22,078	2.2%
Mochida Pharmaceutical Co. Ltd.	400	30,715	3.1%
Morinaga & Co. Ltd.	100	5,197	0.5%
MS&AD Insurance Group Holdings, Inc.	700	23,911	2.4%
Nagase & Co. Ltd.	700	12,767	1.3%
Nagoya Railroad Co. Ltd.	800	21,118	2.1%
NEC Corp.	200	6,047	0.6%
NHK Spring Co. Ltd.	2,700	30,093	3.0%
Nichirei Corp.	700	18,791	1.9%
Nihon Kohden Corp.	300	7,080	0.7%
Nikon Corp.	2,400	46,804	4.7%
Nippon Express Co. Ltd.	500	36,032	3.6%
Nippon Paper Industries Co. Ltd.	500	9,519	1.0%
Nissan Motor Co. Ltd.	6,900	73,916	7.4%
NTN Corp.	1,000	5,158	0.5%
NTT Data Corp.	600	7,083	0.7%
NTT DOCOMO, Inc.	200	4,969	0.5%
Panasonic Corp.	3,400	50,480	5.1%
Sankyo Co. Ltd.	500	16,245	1.6%
Sankyu, Inc.	400	18,670	1.9%
Sanwa Holdings Corp.	100	1,389	0.1%
Sapporo Holdings Ltd.	100	3,015	0.3%
SCREEN Holdings Co. Ltd.	100	8,716	0.9%
Seino Holdings Co. Ltd.	300	4,989	0.5%
Sekisui Chemical Co. Ltd.	2,600	49,713	5.0%
Shionogi & Co. Ltd.	300	16,605	1.7%
Shiseido Co. Ltd.	800	41,086	4.1%
Showa Shell Sekiyu KK	1,100	15,638	1.6%
Skylark Co. Ltd.	500	7,206	0.7%
Sompo Holdings, Inc.	500	20,077	2.0%
Square Enix Holdings Co. Ltd.	300	13,704	1.4%
Subaru Corp.	1,100	36,639	3.7%
Sumitomo Rubber Industries Ltd.	500	9,739	1.0%
Sundrug Co. Ltd.	400	17,215	1.7%
Taisei Corp.	400	20,416	2.0%
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,145	0.8%
Tokai Tokyo Financial Holdings, Inc.	1,100	8,427	0.8%
Tokio Marine Holdings, Inc.	400	18,913	1.9%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Toppan Printing Co. Ltd.	2,000	$18,853	1.9%
Toyobo Co. Ltd.	600	11,450	1.1%
Toyota Boshoku Corp.	400	8,584	0.9%
Toyota Motor Corp.	1,000	68,897	6.9%
TS Tech Co. Ltd.	100	4,286	0.4%
Yamaguchi Financial Group, Inc.	3,000	35,269	3.5%
Yamazaki Baking Co. Ltd.	300	5,919	0.6%
Yokogawa Electric Corp.	800	17,067	1.7%
Yokohama Rubber Co. Ltd.	200	5,106	0.5%
Zensho Holdings Co. Ltd.	300	5,261	0.5%

		1,983,484
Luxembourg
APERAM SA	755	44,901	4.5%
RTL Group SA	71	6,020	0.6%

		50,921
Netherlands
Aalberts Industries NV	223	12,176	1.2%
ASM International NV	255	18,351	1.8%
ASR Nederland NV	652	28,480	2.9%
BE Semiconductor Industries NV	248	23,867	2.4%
Euronext NV	86	5,826	0.6%
Koninklijke DSM NV	384	39,703	4.0%
Koninklijke Philips NV	565	23,029	2.3%
PostNL NV	2,013	10,036	1.0%
Randstad Holding NV	442	31,201	3.1%

		192,669
Norway
Leroy Seafood Group ASA	684	3,483	0.3%
Salmar ASA	325	8,837	0.9%
Statoil ASA	512	11,997	1.2%
Storebrand ASA	571	5,111	0.5%
Telenor ASA	2,034	47,554	4.8%
TGS NOPEC Geophysical Co. ASA	614	15,425	1.5%

		92,407
Portugal
Jeronimo Martins SGPS SA	355	7,561	0.8%
Sonae SGPS SA	11,657	18,713	1.9%

		26,274
Singapore
Ascendas Real Estate Investment Trust	2,200	4,621	0.5%
CapitaLand Commercial Trust	19,000	27,063	2.7%
CapitaLand Mall Trust	7,500	12,006	1.2%
Genting Singapore PLC	5,300	5,442	0.5%
Mapletree Commercial Trust	3,200	4,123	0.4%
Mapletree Industrial Trust	3,900	6,303	0.6%
Oversea-Chinese Banking Corp. Ltd.	1,900	18,680	1.9%
SATS Ltd.	19,900	83,683	8.4%
Singapore Airlines Ltd.	3,400	29,283	2.9%
StarHub Ltd.	400	880	0.1%
UOL Group Ltd.	1,500	10,431	1.0%
Yanlord Land Group Ltd.	400	564	0.1%

		203,079
South Korea
Coway Co. Ltd.	55	4,903	0.5%
Daelim Industrial Co. Ltd.	562	42,707	4.3%
DB Insurance Co. Ltd.	724	49,041	4.9%
E-MART, Inc.	17	4,619	0.5%
GS Holdings Corp.	261	16,960	1.7%
Hana Financial Group, Inc.	46	2,242	0.2%
Hanwha Chemical Corp.	653	21,516	2.2%
Hanwha Life Insurance Co. Ltd.	331	2,325	0.2%
Hyosung Corp.	102	12,891	1.3%

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	267	$10,718	1.1%
Industrial Bank of Korea	213	3,319	0.3%
KB Financial Group, Inc.	1,090	68,548	6.9%
KT&G Corp.	18	1,795	0.2%
LG Corp.	826	68,889	6.9%
LG Display Co. Ltd.	561	16,851	1.7%
LG Electronics, Inc.	94	9,017	0.9%
LG Household & Health Care Ltd.	2	2,204	0.2%
Lotte Chemical Corp.	11	4,324	0.4%
NCSoft Corp.	19	7,859	0.8%
S-1 Corp.	101	9,402	0.9%
SK Holdings Co. Ltd.	104	31,005	3.1%
SK Hynix, Inc.	161	11,052	1.1%
SK Telecom Co. Ltd.	177	43,953	4.4%
S-Oil Corp.	35	4,031	0.4%
Woori Bank	3,015	47,535	4.8%
Yuhan Corp.	78	16,994	1.7%

		514,700
Spain
ACS Actividades de Construccion y Servicios SA	35	1,400	0.1%
Ebro Foods SA	1,822	44,880	4.5%
Grupo Catalana Occidente SA	146	6,834	0.7%
Mediaset Espana Comunicacion SA	5,112	57,811	5.8%
Tecnicas Reunidas SA	141	4,807	0.5%
Telefonica SA	3,803	39,013	3.9%

		154,745
Sweden
Boliden AB	61	2,214	0.2%
Holmen AB, B Shares	129	6,796	0.7%
JM AB	279	6,293	0.6%
Loomis AB, Class B	183	7,317	0.7%
Lundin Petroleum AB	259	6,462	0.6%
NCC AB, B Shares	41	813	0.1%
Peab AB	273	2,342	0.2%
Sandvik AB	1,272	25,042	2.5%
Skandinaviska Enskilda Banken AB, Class A	1,027	12,979	1.3%
SKF AB, B Shares	359	8,873	0.9%
Svenska Cellulosa AB SCA, Class B	4,227	43,740	4.4%
Volvo AB, Class B	530	10,818	1.1%

		133,689
Switzerland
Adecco Group AG, Registered Shares	16	1,316	0.1%
Allreal Holding AG, Registered Shares	20	3,479	0.3%
Baloise Holding AG	385	62,987	6.3%
BKW AG	62	3,965	0.4%
Bucher Industries AG	21	9,622	1.0%
Cembra Money Bank AG	75	7,398	0.7%
Coca-Cola HBC AG	198	6,652	0.7%
dormakaba Holding AG	20	18,402	1.8%
Helvetia Holding AG, Registered Shares	9	5,362	0.5%
Kuehne + Nagel International AG	11	2,020	0.2%
Novartis AG, Registered Shares	217	19,586	2.0%
PSP Swiss Property AG	74	7,277	0.7%
Roche Holding AG	78	19,272	1.9%
SGS SA, Registered Shares	12	32,258	3.2%
Sonova Holding AG	17	2,742	0.3%
Straumann Holding AG	4	3,053	0.3%
Swiss Life Holding AG, Registered Shares	183	68,716	6.9%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Switzerland (continued)
Vontobel Holding AG	1,000	$72,248	7.2%

		346,355
United Kingdom
Anglo American PLC	113	2,739	0.3%
Ashmore Group PLC	1,455	8,882	0.9%
Associated British Foods PLC	120	4,654	0.5%
Aviva PLC	1,566	11,425	1.1%
Barratt Developments PLC	636	5,283	0.5%
Bodycote PLC	227	3,115	0.3%
Britvic PLC	3,622	37,772	3.8%
Burford Capital Ltd.	200	3,493	0.4%
Capita PLC	1,251	3,238	0.3%
Centrica PLC	8,704	16,492	1.7%
Close Brothers Group PLC	1,094	24,461	2.5%
Dialog Semiconductor PLC	77	2,348	0.2%
Dunelm Group PLC	441	4,007	0.4%
Electrocomponents PLC	3,898	33,915	3.4%
Firstgroup PLC	7,962	11,743	1.2%
GKN PLC	12,720	76,347	7.7%
GlaxoSmithKline PLC	983	18,298	1.8%
Grafton Group PLC	2,368	26,581	2.7%
Hammerson PLC	874	6,122	0.6%
Hiscox Ltd.	476	9,560	1.0%
Howden Joinery Group PLC	4,057	26,753	2.7%
IMI PLC	867	16,360	1.6%
Imperial Brands PLC	34	1,399	0.1%
Inchcape PLC	1,014	10,441	1.0%
Indivior PLC	9,142	52,230	5.2%
ITV PLC	2,066	4,899	0.5%
J Sainsbury PLC	6,128	22,049	2.2%
JD Sports Fashion PLC	121	629	0.1%
Jupiter Fund Management PLC	1,640	13,778	1.4%
Land Securities Group PLC	265	3,773	0.4%
Legal & General Group PLC	4,748	18,239	1.8%
Man Strategic Holdings PLC	1,206	3,718	0.4%
Marks & Spencer Group PLC	1,117	4,777	0.5%
Moneysupermarket.com Group PLC	14,936	71,822	7.2%
National Express Group PLC	104	542	0.1%
Next PLC	20	1,444	0.1%
Pagegroup PLC	6,146	47,501	4.8%
Persimmon PLC	1,237	43,944	4.4%
Prudential PLC	114	3,086	0.3%
Redrow PLC	424	3,606	0.4%
RELX PLC	4,809	106,422	10.7%
Rentokil Initial PLC	990	4,176	0.4%
Rightmove PLC	118	7,397	0.7%
RSA Insurance Group PLC	312	2,745	0.3%
Sage Group PLC	4,343	46,243	4.6%
Schroders PLC	656	34,641	3.5%
Smith & Nephew PLC	720	12,955	1.3%
Smiths Group PLC	318	7,222	0.7%
Spectris PLC	81	3,001	0.3%
SSE PLC	249	4,618	0.5%
SSP Group Plc	493	4,266	0.4%
Stagecoach Group PLC	480	1,030	0.1%
Subsea 7 SA	6,169	96,089	9.6%
TalkTalk Telecom Group PLC	4,377	7,395	0.7%
Tate & Lyle PLC	707	6,445	0.6%
Thomas Cook Group PLC	2,567	4,600	0.5%
Travis Perkins PLC	934	19,368	1.9%
Vodafone Group PLC	6,378	20,332	2.0%
William Hill PLC	634	2,791	0.3%
Wm Morrison Supermarkets PLC	9,633	30,364	3.0%

		1,083,565
United States
Aaron’s, Inc.	66	2,699	0.3%
AbbVie, Inc.	674	75,636	7.6%

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Activision Blizzard, Inc.	28	$2,076	0.2%
Aflac, Inc.	579	51,068	5.1%
AGNC Investment Corp.	239	4,491	0.5%
Alcoa Corp.	962	50,043	5.0%
Alexander’s, Inc.	3	1,090	0.1%
Align Technology, Inc.	95	24,890	2.5%
Allegion PLC	216	18,600	1.9%
Alliant Energy Corp.	29	1,153	0.1%
Allstate Corp.	83	8,198	0.8%
Alphabet, Inc., Class A	1	1,182	0.1%
AMC Networks, Inc., Class A	507	26,156	2.6%
Ameren Corp.	700	39,641	4.0%
American Airlines Group, Inc.	49	2,662	0.3%
American Express Co.	180	17,892	1.8%
American Financial Group, Inc.	336	38,082	3.8%
Ameriprise Financial, Inc.	79	13,327	1.3%
Amgen, Inc.	29	5,395	0.5%
Anadarko Petroleum Corp.	174	10,449	1.0%
ANSYS, Inc.	42	6,789	0.7%
Anthem, Inc.	14	3,470	0.3%
AO Smith Corp.	429	28,649	2.9%
Apartment Investment & Management Co., Class A	115	4,812	0.5%
Apple Hospitality REIT, Inc.	610	11,889	1.2%
Applied Industrial Technologies, Inc.	46	3,393	0.3%
AptarGroup, Inc.	6	525	0.1%
Arch Capital Group Ltd.	156	14,187	1.4%
ARRIS International PLC	157	3,972	0.4%
Arrow Electronics, Inc.	141	11,469	1.1%
Aspen Technology, Inc.	874	67,691	6.8%
Assurant, Inc.	31	2,836	0.3%
Assured Guaranty Ltd.	534	19,005	1.9%
Atmos Energy Corp.	78	6,466	0.6%
AutoZone, Inc.	7	5,358	0.5%
AvalonBay Communities, Inc.	124	21,130	2.1%
AVX Corp.	520	9,329	0.9%
BancorpSouth Bank	73	2,449	0.2%
Bank of Hawaii Corp.	256	21,420	2.1%
Barnes Group, Inc.	63	4,145	0.4%
Becton Dickinson and Co.	23	5,588	0.6%
Bed Bath & Beyond, Inc.	66	1,523	0.2%
BGC Partners, Inc., Class A	397	5,681	0.6%
Big Lots, Inc.	36	2,188	0.2%
Biogen, Inc.	95	33,042	3.3%
Bloomin’ Brands, Inc.	697	15,355	1.5%
Boeing Co.	84	29,767	3.0%
Booz Allen Hamilton Holding Corp.	229	8,972	0.9%
BorgWarner, Inc.	56	3,151	0.3%
Boston Properties, Inc.	18	2,227	0.2%
Boston Scientific Corp.	659	18,426	1.8%
Brandywine Realty Trust	268	4,808	0.5%
Brinker International, Inc.	598	21,731	2.2%
Bristol-Myers Squibb Co.	208	13,021	1.3%
Broadridge Financial Solutions, Inc.	85	8,195	0.8%
Brown-Forman Corp., Class B	45	3,119	0.3%
Bruker Corp.	108	3,846	0.4%
Burlington Stores, Inc.	334	40,651	4.1%
BWX Technologies, Inc.	368	23,346	2.3%
CA, Inc.	305	10,934	1.1%
Cabot Oil & Gas Corp.	298	7,852	0.8%
Cadence Design Systems, Inc.	241	10,811	1.1%
Carnival Corp.	17	1,217	0.1%
Carter’s, Inc.	167	20,090	2.0%
Caterpillar, Inc.	60	9,767	1.0%
Cathay General Bancorp	41	1,793	0.2%
CDK Global, Inc.	445	31,724	3.2%
CDW Corp.	184	13,761	1.4%
Celgene Corp.	401	40,565	4.1%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
CenterPoint Energy, Inc.	43	$1,212	0.1%
Charles River Laboratories International, Inc.	9	949	0.1%
Chemours Co.	91	4,697	0.5%
Chimera Investment Corp.	1,350	22,938	2.3%
Cigna Corp.	130	27,086	2.7%
Cimarex Energy Co.	666	74,725	7.5%
Cintas Corp.	18	3,032	0.3%
Cirrus Logic, Inc.	33	1,636	0.2%
CIT Group, Inc.	187	9,479	1.0%
Citizens Financial Group, Inc.	119	5,462	0.5%
Citrix Systems, Inc.	408	37,846	3.8%
CMS Energy Corp.	13	582	0.1%
Coherent, Inc.	6	1,557	0.2%
Columbia Property Trust, Inc.	371	8,121	0.8%
Comerica, Inc.	115	10,950	1.1%
Commerce Bancshares, Inc.	140	8,191	0.8%
Conagra Brands, Inc.	61	2,318	0.2%
ConocoPhillips	154	9,057	0.9%
Consolidated Edison, Inc.	259	20,813	2.1%
Convergys Corp.	220	5,119	0.5%
Core Laboratories NV	30	3,429	0.3%
CoreCivic, Inc.	112	2,600	0.3%
CoreLogic, Inc.	637	30,168	3.0%
CoreSite Realty Corp.	40	4,333	0.4%
Corning, Inc.	249	7,774	0.8%
Cracker Barrel Old Country Store, Inc.	40	7,059	0.7%
Crane Co.	48	4,797	0.5%
Credit Acceptance Corp.	25	8,243	0.8%
Crown Holdings, Inc.	156	9,056	0.9%
Cummins, Inc.	213	40,044	4.0%
Curtiss-Wright Corp.	33	4,312	0.4%
CVS Health Corp.	102	8,026	0.8%
Dana, Inc.	261	8,610	0.9%
Dave & Buster’s Entertainment, Inc.	156	7,332	0.7%
DCT Industrial Trust, Inc.	578	34,212	3.4%
Delphi Technologies PLC	429	23,694	2.4%
Delta Air Lines, Inc.	31	1,760	0.2%
Devon Energy Corp.	67	2,772	0.3%
Diamond Offshore Drilling, Inc.	699	12,358	1.2%
Dick’s Sporting Goods, Inc.	1	31	0.0%
Dolby Laboratories, Inc., Class A	238	15,313	1.5%
Domino’s Pizza, Inc.	127	27,540	2.8%
Douglas Emmett, Inc.	105	4,060	0.4%
Dr. Pepper Snapple Group, Inc.	377	44,995	4.5%
Duke Realty Corp.	51	1,347	0.1%
Dun & Bradstreet Corp.	19	2,351	0.2%
E*TRADE Financial Corp.	376	19,815	2.0%
East West Bancorp, Inc.	81	5,339	0.5%
EastGroup Properties, Inc.	430	37,328	3.7%
Eastman Chemical Co.	204	20,233	2.0%
EchoStar Corp., Class A	156	9,525	1.0%
Edison International	307	19,197	1.9%
Eli Lilly & Co.	207	16,860	1.7%
Energizer Holdings, Inc.	42	2,445	0.2%
EnerSys	88	6,187	0.6%
Entegris, Inc.	24	781	0.1%
Entergy Corp.	435	34,230	3.4%
EOG Resources, Inc.	86	9,890	1.0%
EPR Properties	33	1,949	0.2%
Equity Commonwealth	179	5,354	0.5%
Equity Lifestyle Properties, Inc.	48	4,143	0.4%
Equity Residential	256	15,772	1.6%
Essex Property Trust, Inc.	29	6,756	0.7%
Estee Lauder Cos., Inc., Class A	109	14,711	1.5%
Euronet Worldwide, Inc.	38	3,567	0.4%

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Exelon Corp.	645	$24,839	2.5%
Expeditors International of Washington, Inc.	102	6,625	0.7%
Extra Space Storage, Inc.	51	4,257	0.4%
Exxon Mobil Corp.	404	35,269	3.5%
F5 Networks, Inc.	12	1,734	0.2%
Fair Isaac Corp.	20	3,453	0.3%
Fastenal Co.	97	5,331	0.5%
Federal Realty Investment Trust	49	5,919	0.6%
FedEx Corp.	100	26,248	2.6%
FibroGen, Inc.	152	8,900	0.9%
Fifth Third Bancorp	49	1,622	0.2%
First American Financial Corp.	543	32,075	3.2%
First Data Corp., Class A	85	1,505	0.2%
First Industrial Realty Trust, Inc.	98	3,024	0.3%
FirstEnergy Corp.	999	32,867	3.3%
Fortinet, Inc.	381	17,541	1.8%
Franklin Resources, Inc.	128	5,428	0.5%
Freeport-McMoRan, Inc.	115	2,244	0.2%
Fulton Financial Corp.	994	18,091	1.8%
GameStop Corp., Class A	134	2,253	0.2%
Gap, Inc.	161	5,352	0.5%
GATX Corp.	23	1,636	0.2%
Generac Holdings, Inc.	72	3,523	0.4%
General Mills, Inc.	17	994	0.1%
Gentex Corp.	484	11,461	1.1%
Gilead Sciences, Inc.	908	76,090	7.6%
Goodyear Tire & Rubber Co.	69	2,403	0.2%
Graco, Inc.	405	18,954	1.9%
Graham Holdings Co., Class B	3	1,783	0.2%
H&R Block, Inc.	323	8,572	0.9%
Haemonetics Corp.	11	711	0.1%
Halliburton Co.	390	20,943	2.1%
Hanover Insurance Group, Inc.	17	1,924	0.2%
Hartford Financial Services Group, Inc.	46	2,703	0.3%
HCA Healthcare, Inc.	27	2,731	0.3%
HD Supply Holdings, Inc.	208	8,089	0.8%
Herman Miller, Inc.	342	13,851	1.4%
Hewlett Packard Enterprise Co.	333	5,461	0.5%
Highwoods Properties, Inc.	23	1,101	0.1%
Hillenbrand, Inc.	165	7,310	0.7%
Hill-Rom Holdings, Inc.	170	14,506	1.5%
HollyFrontier Corp.	110	5,276	0.5%
Host Hotels & Resorts, Inc.	138	2,865	0.3%
HP, Inc.	2,271	52,960	5.3%
Humana, Inc.	14	3,946	0.4%
IDACorp, Inc.	214	18,464	1.9%
IDEX Corp.	109	15,639	1.6%
IDEXX Laboratories, Inc.	2	374	0.0%
Illinois Tool Works, Inc.	295	51,233	5.1%
Ingredion, Inc.	28	4,022	0.4%
InterDigital, Inc.	29	2,263	0.2%
International Business Machines Corp.	7	1,146	0.1%
International Paper Co.	48	3,017	0.3%
Intuit, Inc.	220	36,938	3.7%
Investors Bancorp, Inc.	230	3,149	0.3%
ITT, Inc.	77	4,312	0.4%
Jabil, Inc.	508	12,918	1.3%
Jack Henry & Associates, Inc.	274	34,157	3.4%
Jacobs Engineering Group, Inc.	16	1,111	0.1%
JBG SMITH Properties	192	6,480	0.6%
John Wiley & Sons, Inc., Class A	34	2,156	0.2%
Jones Lang LaSalle, Inc.	21	3,283	0.3%
JPMorgan Chase & Co.	80	9,254	0.9%
Juniper Networks, Inc.	1,049	27,431	2.7%
KAR Auction Services, Inc.	251	13,690	1.4%
Kimberly-Clark Corp.	5	585	0.1%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Kroger Co.	237	$7,195	0.7%
Lamb Weston Holdings, Inc.	67	3,926	0.4%
Lear Corp.	26	5,022	0.5%
Lennox International, Inc.	37	8,063	0.8%
Liberty Property Trust	137	5,673	0.6%
LifePoint Health, Inc.	324	16,022	1.6%
Ligand Pharmaceuticals, Inc.	9	1,419	0.1%
Lincoln Electric Holdings, Inc.	49	4,781	0.5%
Lincoln National Corp.	341	28,235	2.8%
Louisiana-Pacific Corp.	321	9,505	1.0%
Lowe’s Cos., Inc.	122	12,777	1.3%
LyondellBasell Industries NV	27	3,236	0.3%
Madison Square Garden Co., Class A	7	1,511	0.2%
Mallinckrodt PLC	74	1,336	0.1%
ManpowerGroup, Inc.	429	56,366	5.6%
Marathon Oil Corp.	309	5,621	0.6%
Marriott Vacations Worldwide Corp.	193	29,400	2.9%
McKesson Corp.	8	1,351	0.1%
Mettler-Toledo International, Inc.	1	675	0.1%
MGIC Investment Corp.	1,404	20,807	2.1%
Michaels Cos., Inc.	567	15,235	1.5%
Micron Technology, Inc.	51	2,230	0.2%
MKS Instruments, Inc.	203	20,767	2.1%
Moody’s Corp.	48	7,766	0.8%
Motorola Solutions, Inc.	152	15,118	1.5%
MSC Industrial Direct Co., Inc., Class A	17	1,596	0.2%
Mueller Industries, Inc.	94	3,110	0.3%
Nasdaq, Inc.	23	1,861	0.2%
National Beverage Corp.	102	11,268	1.1%
National Health Investors, Inc.	222	15,658	1.6%
National Retail Properties, Inc.	274	10,872	1.1%
New Relic, Inc.	494	29,507	3.0%
Newfield Exploration Co.	1,577	49,928	5.0%
Newmont Mining Corp.	16	648	0.1%
News Corp., Class A	524	8,966	0.9%
Northrop Grumman Corp.	17	5,789	0.6%
Nu Skin Enterprises, Inc., Class A	56	4,023	0.4%
Nutanix, Inc., Class A	128	4,109	0.4%
NVR, Inc.	5	15,891	1.6%
OGE Energy Corp.	164	5,281	0.5%
Omnicom Group, Inc.	168	12,877	1.3%
ON Semiconductor Corp.	38	940	0.1%
ONE Gas, Inc.	243	17,212	1.7%
Oshkosh Corp.	39	3,538	0.4%
Owens Corning	8	744	0.1%
PACCAR, Inc.	181	13,495	1.4%
Papa John’s International, Inc.	25	1,622	0.2%
Park Hotels & Resorts, Inc.	178	5,146	0.5%
Parker-Hannifin Corp.	129	25,983	2.6%
People’s United Financial, Inc.	581	11,428	1.1%
PepsiCo, Inc.	45	5,414	0.5%
PerkinElmer, Inc.	123	9,860	1.0%
Pfizer, Inc.	1,780	65,931	6.6%
Pitney Bowes, Inc.	523	7,380	0.7%
Plantronics, Inc.	88	5,191	0.5%
PolyOne Corp.	93	4,042	0.4%
Portland General Electric Co.	47	1,990	0.2%
Primerica, Inc.	181	18,281	1.8%
Progressive Corp.	510	27,591	2.8%
Prologis, Inc.	24	1,563	0.2%
Prudential Financial, Inc.	154	18,298	1.8%
PS Business Parks, Inc.	244	29,795	3.0%
Public Service Enterprise Group, Inc.	69	3,579	0.4%
PulteGroup, Inc.	20	637	0.1%
PVH Corp.	90	13,957	1.4%
Qorvo, Inc.	10	718	0.1%

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Radian Group, Inc.	25	$552	0.1%
Ralph Lauren Corp.	76	8,688	0.9%
Raytheon Co.	25	5,224	0.5%
Regal Beloit Corp.	9	701	0.1%
Reliance Steel & Aluminum Co.	72	6,306	0.6%
Republic Services, Inc.	250	17,200	1.7%
Robert Half International, Inc.	244	14,123	1.4%
Ross Stores, Inc.	240	19,774	2.0%
Ryder System, Inc.	32	2,785	0.3%
Ryman Hospitality Properties, Inc.	54	4,134	0.4%
S&P Global, Inc.	35	6,339	0.6%
Sally Beauty Holdings, Inc.	804	13,354	1.3%
Sanmina Corp.	255	6,668	0.7%
SBA Communications Corp.	37	6,457	0.6%
Schlumberger Ltd.	162	11,920	1.2%
Scripps Networks Interactive, Inc., Class A	134	11,791	1.2%
Sealed Air Corp.	286	13,542	1.4%
Selective Insurance Group, Inc.	40	2,330	0.2%
Sensient Technologies Corp.	226	16,238	1.6%
Sherwin-Williams Co.	24	10,011	1.0%
Signet Jewelers Ltd.	44	2,328	0.2%
Simon Property Group, Inc.	18	2,941	0.3%
Simpson Manufacturing Co., Inc.	279	16,388	1.6%
Six Flags Entertainment Corp.	49	3,310	0.3%
SL Green Realty Corp.	42	4,222	0.4%
Snap-on, Inc.	13	2,227	0.2%
Southwest Airlines Co.	12	730	0.1%
Southwestern Energy Co.	1,633	6,924	0.7%
Sprouts Farmers Market, Inc.	398	11,116	1.1%
State Street Corp.	32	3,525	0.4%
Steel Dynamics, Inc.	29	1,317	0.1%
Synopsys, Inc.	17	1,574	0.2%
Sysco Corp.	559	35,144	3.5%
T. Rowe Price Group, Inc.	262	29,247	2.9%
Target Corp.	10	752	0.1%
TE Connectivity Ltd.	79	8,100	0.8%
Tegna, Inc.	1,042	15,078	1.5%
Teleflex, Inc.	25	6,944	0.7%
Tenneco, Inc.	40	2,320	0.2%
Teradata Corp.	804	32,562	3.3%
Teradyne, Inc.	136	6,234	0.6%
Tetra Tech, Inc.	11	547	0.1%
Texas Instruments, Inc.	399	43,758	4.4%
Thermo Fisher Scientific, Inc.	121	27,117	2.7%
Timken Co.	223	11,719	1.2%
Toll Brothers, Inc.	52	2,422	0.2%
Torchmark Corp.	233	21,168	2.1%
Toro Co.	202	13,261	1.3%
Transocean Ltd.	246	2,654	0.3%
Trinity Industries, Inc.	32	1,103	0.1%
TTEC Holdings, Inc.	343	13,617	1.4%
Tyson Foods, Inc., Class A	358	27,247	2.7%
U.S. Bancorp	169	9,657	1.0%
Ubiquiti Networks, Inc.	61	4,921	0.5%
UDR, Inc.	175	6,393	0.6%
UGI Corp.	328	15,013	1.5%
United Parcel Service, Inc., Class B	434	55,257	5.5%
United States Cellular Corp.	139	5,055	0.5%
United Therapeutics Corp.	39	5,031	0.5%
Unum Group	16	851	0.1%
Urban Outfitters, Inc.	157	5,355	0.5%
US Foods Holding Corp.	272	8,739	0.9%
Valero Energy Corp.	47	4,511	0.5%
Vector Group Ltd.	199	4,239	0.4%
VeriSign, Inc.	838	96,303	9.7%
Versum Materials, Inc.	489	17,995	1.8%
Vertex Pharmaceuticals, Inc.	34	5,674	0.6%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Vishay Intertechnology, Inc.	525	$11,524	1.2%
Visteon Corp.	353	45,918	4.6%
VMware, Inc., Class A	534	66,104	6.6%
WABCO Holdings, Inc.	70	10,807	1.1%
Washington Federal, Inc.	36	1,292	0.1%
Waste Management, Inc.	578	51,113	5.1%
Waters Corp.	44	9,487	1.0%
Wayfair, Inc., Class A	4	368	0.0%
Weingarten Realty Investors	160	4,728	0.5%
WellCare Health Plans, Inc.	159	33,450	3.4%
Werner Enterprises, Inc.	284	11,559	1.2%
Western Alliance Bancorp	17	997	0.1%
Western Digital Corp.	36	3,203	0.3%
Western Union Co.	2,185	45,426	4.6%
Williams-Sonoma, Inc.	78	3,996	0.4%
Wintrust Financial Corp.	123	10,566	1.1%
Wolverine World Wide, Inc.	200	6,566	0.7%
Worthington Industries, Inc.	80	3,741	0.4%
WP Carey, Inc.	39	2,528	0.3%
Xerox Corp.	29	990	0.1%
Xylem, Inc.	39	2,818	0.3%
Zions Bancorporation	400	21,612	2.2%
Zoetis, Inc.	256	19,643	2.0%

		4,517,844

Total Reference Entity — Long		$11,629,263
Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Austria
ams AG	(569)	$(52,579)	(5.3)%
Erste Group Bank AG	(222)	(11,182)	(1.1)%
IMMOFINANZ AG	(1,987)	(5,091)	(0.5)%
Raiffeisen Bank International AG	(507)	(21,795)	(2.2)%
UNIQA Insurance Group AG	(222)	(2,733)	(0.3)%

		(93,380)
Belgium
Anheuser-Busch InBev SA	(339)	(38,395)	(3.8)%
Groupe Bruxelles Lambert SA	(23)	(2,710)	(0.3)%
Melexis NV	(30)	(3,159)	(0.3)%
Ontex Group NV	(1,781)	(52,671)	(5.3)%
Umicore SA	(262)	(13,793)	(1.4)%

		(110,728)
Bermuda
Liberty Latin America Ltd.	(243)	(5,509)	(0.6)%
XL Group Ltd.	(31)	(1,142)	(0.1)%

		(6,651)
Chile
Antofagasta PLC	(3,557)	(47,077)	(4.7)%

China
China Conch Venture Holdings Ltd.	(5,500)	(15,385)	(1.5)%
China Power International Development Ltd.	(73,000)	(19,920)	(2.0)%
China State Construction International Holdings Ltd.	(18,000)	(25,982)	(2.6)%
Great Wall Motor Co. Ltd., H Shares	(2,000)	(2,430)	(0.2)%
SINA Corp.	(54)	(6,332)	(0.6)%

		(70,049)
Denmark
FLSmidth & Co. A/S	(135)	(7,951)	(0.8)%
Genmab A/S	(240)	(43,960)	(4.4)%
Nets A/S	(1,062)	(29,232)	(2.9)%
Orsted A/S	(93)	(5,647)	(0.6)%

		(86,790)

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Finland
Cargotec Oyj, Class B	(13)	$(758)	(0.1)%
Kone Oyj, Class B	(139)	(7,957)	(0.8)%
Konecranes Oyj	(74)	(3,757)	(0.4)%
Nokia Oyj	(1,935)	(9,334)	(0.9)%
Wartsila Oyj ABP	(221)	(15,108)	(1.5)%

		(36,914)
France
Airbus SE	(79)	(9,085)	(0.9)%
Alten SA	(190)	(19,235)	(1.9)%
Carrefour SA	(320)	(7,631)	(0.8)%
Danone SA	(137)	(11,791)	(1.2)%
Electricite de France SA	(148)	(2,035)	(0.2)%
Elior Group SA	(1,106)	(25,456)	(2.6)%
Elis SA	(680)	(18,999)	(1.9)%
Essilor International Cie Generale d’Optique SA	(508)	(72,119)	(7.2)%
Gecina SA	(126)	(24,620)	(2.5)%
Hermes International	(64)	(35,376)	(3.5)%
Iliad SA	(37)	(9,573)	(1.0)%
Ingenico Group SA	(86)	(9,791)	(1.0)%
JCDecaux SA	(42)	(1,817)	(0.2)%
Korian SA	(70)	(2,254)	(0.2)%
Natixis SA	(653)	(5,946)	(0.6)%
Nexans SA	(81)	(4,913)	(0.5)%
Orpea	(543)	(67,770)	(6.8)%
Publicis Groupe SA	(60)	(4,146)	(0.4)%
Remy Cointreau SA	(29)	(3,817)	(0.4)%
Renault SA	(51)	(5,602)	(0.6)%
Rexel SA	(648)	(11,674)	(1.2)%
Rubis SCA	(11)	(811)	(0.1)%
Sartorius Stedim Biotech	(127)	(11,006)	(1.1)%
Societe BIC SA	(18)	(2,061)	(0.2)%
Societe Generale SA	(96)	(5,579)	(0.6)%
Sodexo SA	(80)	(10,255)	(1.0)%
SPIE SA	(180)	(4,473)	(0.4)%
Suez	(357)	(5,322)	(0.5)%
Technicolor SA	(1,529)	(5,714)	(0.6)%
Vivendi SA	(979)	(28,684)	(2.9)%

		(427,555)
Germany
Aareal Bank AG	(50)	(2,528)	(0.3)%
Carl Zeiss Meditec AG	(623)	(40,779)	(4.1)%
Commerzbank AG	(809)	(13,349)	(1.3)%
CompuGroup Medical SE	(14)	(887)	(0.1)%
Deutsche Bank AG	(2,114)	(38,899)	(3.9)%
Deutsche Wohnen SE	(358)	(16,187)	(1.6)%
GEA Group AG	(231)	(11,489)	(1.2)%
Grand City Properties SA	(1,390)	(33,833)	(3.4)%
KION Group AG	(228)	(20,957)	(2.1)%
MAN SE	(159)	(18,912)	(1.9)%
SAP SE	(124)	(14,030)	(1.4)%
thyssenkrupp AG	(238)	(7,493)	(0.8)%
United Internet AG, Registered Shares	(409)	(29,841)	(3.0)%
Volkswagen AG	(68)	(14,954)	(1.5)%
Vonovia SE	(105)	(5,178)	(0.5)%
Wirecard AG	(19)	(2,369)	(0.2)%
Zalando Se	(75)	(4,396)	(0.4)%

		(276,081)
Ghana
Kosmos Energy Ltd.	(420)	(2,902)	(0.3)%
Tullow Oil PLC	(13,547)	(38,549)	(3.9)%

		(41,451)
Hong Kong
Bank of East Asia Ltd.	(21)	(91)	0.0%
Haitong International Securities Group Ltd.	(32,604)	(23,064)	(2.3)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Hong Kong (continued)
Luk Fook Holdings International Ltd.	(2,000)	$(7,159)	(0.7)%
Value Partners Group Ltd.	(29,000)	(36,850)	(3.7)%

		(67,164)
Ireland
Greencore Group PLC	(4,779)	(13,198)	(1.3)%

Italy
Luxottica Group SpA	(48)	(3,086)	(0.3)%
Poste Italiane SpA	(180)	(1,489)	(0.1)%
UniCredit SpA	(480)	(10,583)	(1.1)%
UniCredit SpA, Rights	(480)	(2)	0.0%
Unipol Gruppo SpA	(795)	(4,386)	(0.4)%
Yoox Net-A-Porter Group SpA	(257)	(12,071)	(1.2)%

		(31,617)
Japan
ABC-Mart, Inc.	(700)	(45,550)	(4.6)%
AEON Financial Service Co. Ltd.	(600)	(15,011)	(1.5)%
Aiful Corp.	(5,700)	(20,718)	(2.1)%
Ain Holdings, Inc.	(100)	(6,122)	(0.6)%
Alps Electric Co. Ltd.	(200)	(5,780)	(0.6)%
ANA Holdings, Inc.	(300)	(12,239)	(1.2)%
Asahi Kasei Corp.	(700)	(9,184)	(0.9)%
Calbee, Inc.	(100)	(3,533)	(0.4)%
Chiyoda Corp.	(300)	(2,854)	(0.3)%
Coca-Cola Bottlers Japan Holdings, Inc.	(2,000)	(70,852)	(7.1)%
Cosmos Pharmaceutical Corp.	(100)	(17,881)	(1.8)%
Daido Steel Co. Ltd.	(100)	(5,915)	(0.6)%
Daifuku Co. Ltd.	(300)	(20,199)	(2.0)%
DeNA Co. Ltd.	(500)	(10,859)	(1.1)%
Dentsu, Inc.	(200)	(8,974)	(0.9)%
Don Quijote Holdings Co. Ltd.	(1,000)	(55,406)	(5.6)%
Ebara Corp.	(1,100)	(45,153)	(4.5)%
FamilyMart UNY Holdings Co. Ltd.	(1,400)	(94,157)	(9.4)%
FP Corp.	(700)	(36,982)	(3.7)%
Fukuoka Financial Group, Inc.	(1,000)	(5,819)	(0.6)%
Fukuyama Transporting Co. Ltd.	(200)	(7,723)	(0.8)%
GMO Payment Gateway, Inc.	(300)	(26,397)	(2.6)%
Harmonic Drive Systems, Inc.	(1,000)	(68,868)	(6.9)%
Hiroshima Bank Ltd.	(500)	(4,202)	(0.4)%
Hitachi Capital Corp.	(200)	(5,524)	(0.6)%
Hitachi Metals Ltd.	(1,700)	(23,196)	(2.3)%
Ibiden Co. Ltd.	(100)	(1,559)	(0.2)%
Idemitsu Kosan Co. Ltd.	(500)	(18,769)	(1.9)%
IHI Corp.	(400)	(13,436)	(1.3)%
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,604)	(0.4)%
Isuzu Motors Ltd.	(900)	(15,241)	(1.5)%
Iyo Bank Ltd.	(300)	(2,477)	(0.2)%
Japan Exchange Group, Inc.	(900)	(16,252)	(1.6)%
Japan Tobacco, Inc.	(100)	(3,314)	(0.3)%
JGC Corp.	(200)	(4,347)	(0.4)%
Kansai Paint Co. Ltd.	(1,400)	(34,629)	(3.5)%
Kawasaki Kisen Kaisha Ltd.	(1,671)	(44,441)	(4.5)%
Keikyu Corp.	(300)	(5,929)	(0.6)%
Keisei Electric Railway Co. Ltd.	(300)	(10,188)	(1.0)%
Kewpie Corp.	(100)	(2,861)	(0.3)%
Komatsu Ltd.	(700)	(27,512)	(2.8)%
Kyowa Hakko Kirin Co. Ltd.	(300)	(5,853)	(0.6)%
Kyudenko Corp.	(600)	(27,561)	(2.8)%
Kyushu Financial Group, Inc.	(100)	(601)	(0.1)%
LINE Corp.	(400)	(17,881)	(1.8)%
Makita Corp.	(100)	(4,724)	(0.5)%
Mebuki Financial Group, Inc.	(7,800)	(35,610)	(3.6)%
Mitsubishi Heavy Industries Ltd.	(300)	(11,320)	(1.1)%
Mitsubishi Logistics Corp.	(700)	(18,398)	(1.8)%
Mitsubishi Motors Corp.	(5,600)	(41,670)	(4.2)%

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	(400)	$(3,025)	(0.3)%
Mitsui OSK Lines Ltd.	(200)	(7,205)	(0.7)%
Nabtesco Corp.	(600)	(28,529)	(2.9)%
Nankai Electric Railway Co. Ltd.	(400)	(10,425)	(1.0)%
Nihon M&A Center, Inc.	(700)	(41,768)	(4.2)%
Nippon Electric Glass Co. Ltd.	(400)	(16,539)	(1.7)%
Nippon Kayaku Co. Ltd.	(800)	(11,812)	(1.2)%
Nippon Paint Holdings Co. Ltd.	(300)	(10,783)	(1.1)%
Nippon Shinyaku Co. Ltd.	(100)	(6,858)	(0.7)%
Nippon Shokubai Co. Ltd.	(200)	(14,242)	(1.4)%
Nippon Yusen KK	(600)	(15,084)	(1.5)%
Nissan Shatai Co. Ltd.	(500)	(5,281)	(0.5)%
Nitori Holdings Co. Ltd.	(400)	(63,822)	(6.4)%
Nitto Denko Corp.	(100)	(9,188)	(0.9)%
Nomura Holdings, Inc.	(200)	(1,306)	(0.1)%
NS Solutions Corp.	(100)	(2,695)	(0.3)%
NSK Ltd.	(100)	(1,658)	(0.2)%
OKUMA Corp.	(100)	(6,903)	(0.7)%
Orient Corp.	(800)	(1,324)	(0.1)%
Otsuka Holdings Co. Ltd.	(100)	(4,442)	(0.4)%
Park24 Co. Ltd.	(900)	(22,514)	(2.3)%
Pigeon Corp.	(100)	(3,910)	(0.4)%
Rakuten, Inc.	(2,000)	(18,100)	(1.8)%
Renesas Electronics Corp.	(2,300)	(27,104)	(2.7)%
Resona Holdings, Inc.	(2,400)	(14,534)	(1.5)%
Resorttrust, Inc.	(100)	(2,383)	(0.2)%
Ricoh Co. Ltd.	(200)	(1,971)	(0.2)%
Seria Co. Ltd.	(100)	(5,966)	(0.6)%
Seven Bank Ltd.	(1,500)	(5,544)	(0.6)%
Shinsei Bank Ltd.	(900)	(15,736)	(1.6)%
SKY Perfect JSAT Holdings, Inc.	(300)	(1,421)	(0.1)%
Sojitz Corp.	(6,300)	(20,396)	(2.0)%
Sony Corp.	(500)	(23,981)	(2.4)%
Sumitomo Metal Mining Co. Ltd.	(500)	(23,477)	(2.4)%
Sumitomo Mitsui Trust Holdings, Inc.	(800)	(33,311)	(3.3)%
Takara Bio, Inc.	(1,100)	(17,774)	(1.8)%
Takara Holdings, Inc.	(900)	(11,107)	(1.1)%
Tokyo Broadcasting System Holdings, Inc.	(100)	(2,410)	(0.2)%
Tokyu Corp.	(100)	(1,677)	(0.2)%
Toray Industries, Inc.	(3,000)	(29,928)	(3.0)%
Toyo Seikan Group Holdings Ltd.	(300)	(4,863)	(0.5)%
Toyo Tire & Rubber Co. Ltd.	(100)	(2,136)	(0.2)%
Tsumura & Co.	(200)	(6,741)	(0.7)%
TV Asahi Holdings Corp.	(100)	(2,068)	(0.2)%
Universal Entertainment Corp.	(200)	(9,538)	(1.0)%
Ushio, Inc.	(100)	(1,534)	(0.2)%
USS Co. Ltd.	(400)	(8,959)	(0.9)%
Welcia Holdings Co. Ltd.	(1,700)	(72,333)	(7.3)%
Yakult Honsha Co. Ltd.	(100)	(8,395)	(0.8)%
Yamaha Corp.	(100)	(4,135)	(0.4)%
Zenkoku Hosho Co. Ltd.	(100)	(4,688)	(0.5)%

		(1,668,798)
Jersey
Randgold Resources Ltd.	(18)	(1,819)	(0.2)%

Jordan
Hikma Pharmaceuticals PLC	(243)	(3,342)	(0.3)%

Luxembourg
ArcelorMittal	(247)	(8,946)	(0.9)%
Eurofins Scientific SE	(165)	(107,409)	(10.8)%
Tenaris SA	(3,137)	(54,796)	(5.5)%

		(171,151)

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Macau
MGM China Holdings Ltd.	(4,000)	$(12,299)	(1.2)%

Netherlands
Altice NV, Class A	(1,678)	(17,995)	(1.8)%
Altice NV, Class B	(378)	(4,055)	(0.4)%
ASML Holding NV	(94)	(19,058)	(1.9)%
Boskalis Westminster	(2,032)	(81,085)	(8.1)%
EXOR NV	(58)	(4,484)	(0.4)%
IMCD Group NV	(397)	(26,520)	(2.7)%
InterXion Holding NV	(229)	(14,370)	(1.4)%
Koninklijke KPN NV	(2,204)	(7,723)	(0.8)%
Koninklijke Vopak NV	(1,168)	(52,724)	(5.3)%
Royal Dutch Shell PLC, B Shares	(303)	(10,748)	(1.1)%

		(238,762)
Norway
Aker ASA, Class A	(267)	(15,300)	(1.5)%
Gjensidige Forsikring ASA	(106)	(2,000)	(0.2)%
Schibsted ASA, B Shares	(403)	(12,177)	(1.2)%
Schibsted ASA, Class A	(125)	(4,023)	(0.4)%
Yara International ASA	(110)	(5,291)	(0.5)%

		(38,791)
Portugal
Banco Comercial Portugues SA, Class R	(93,617)	(37,379)	(3.7)%
NOS SGPS SA	(1,195)	(8,138)	(0.8)%

		(45,517)
Singapore
Singapore Post Ltd.	(4,500)	(4,425)	(0.4)%

South Africa
Investec PLC	(71)	(552)	(0.1)%

South Korea
Amorepacific Corp.	(133)	(37,263)	(3.7)%
BNK Financial Group, Inc.	(4,158)	(41,234)	(4.1)%
CJ CheilJedang Corp.	(69)	(23,164)	(2.3)%
CJ Logistics Corp.	(37)	(5,019)	(0.5)%
Hanon Systems	(2,334)	(28,512)	(2.9)%
Hanssem Co. Ltd.	(58)	(9,259)	(0.9)%
Hyundai Glovis Co. Ltd.	(312)	(40,817)	(4.1)%
Hyundai Mobis Co. Ltd.	(76)	(17,615)	(1.8)%
Hyundai Motor Co.	(447)	(67,889)	(6.8)%
Hyundai Motor Co., Preference Shares	(351)	(30,371)	(3.0)%
Hyundai Robotics Co. Ltd.	(72)	(30,710)	(3.1)%
Kakao Corp.	(750)	(98,356)	(9.9)%
Kangwon Land, Inc.	(139)	(4,224)	(0.4)%
KCC Corp.	(94)	(37,015)	(3.7)%
Korea Aerospace Industries Ltd.	(1,956)	(96,541)	(9.7)%
Korea Zinc Co. Ltd.	(64)	(30,868)	(3.1)%
LG Chem Ltd.	(4)	(1,618)	(0.2)%
Lotte Corp.	(401)	(26,204)	(2.6)%
Lotte Shopping Co. Ltd.	(78)	(17,640)	(1.8)%
Mirae Asset Daewoo Co. Ltd.	(756)	0	0.0%
Mirae Asset Daewoo Co. Ltd.	(3,817)	(40,183)	(4.0)%
NAVER Corp.	(27)	(22,999)	(2.3)%
Netmarble Games Corp.	(459)	(74,595)	(7.5)%
Orion Corp.	(136)	(14,901)	(1.5)%
Ottogi Corp.	(17)	(12,258)	(1.2)%
Samsung Biologics Co. Ltd.	(194)	(79,170)	(7.9)%
Samsung C&T Corp.	(972)	(129,224)	(13.0)%
Samsung Card Co. Ltd.	(603)	(21,987)	(2.2)%
Samsung Electro-Mechanics Co. Ltd.	(238)	(23,679)	(2.4)%
Samsung Heavy Industries Co. Ltd.	(3,554)	(30,528)	(3.1)%
Samsung SDI Co. Ltd.	(241)	(44,425)	(4.5)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
South Korea (continued)
Samsung SDS Co. Ltd.	(111)	$(26,648)	(2.7)%
Samsung Securities Co. Ltd.	(191)	(7,786)	(0.8)%

		(1,172,702)
Spain
Banco Santander SA	(599)	(4,447)	(0.4)%
Cellnex Telecom SA	(500)	(13,499)	(1.4)%
CIE Automotive SA	(34)	(1,165)	(0.1)%
Industria de Diseno Textil SA	(211)	(7,550)	(0.8)%
Prosegur Cia de Seguridad SA	(1,045)	(8,688)	(0.9)%
Siemens Gamesa Renewable Energy SA	(1,099)	(17,147)	(1.7)%

		(52,496)
Sweden
BillerudKorsnas AB	(245)	(3,772)	(0.4)%
Elekta AB, Class B	(203)	(1,939)	(0.2)%
Hexagon AB, B Shares	(45)	(2,683)	(0.3)%
ICA Gruppen AB	(189)	(7,384)	(0.7)%
Intrum Justitia AB	(1,772)	(65,754)	(6.6)%
Investor AB, B Shares	(89)	(4,352)	(0.4)%
Modern Times Group MTG AB, Class B	(316)	(14,494)	(1.5)%
Nibe Industrier AB, B Shares	(8,305)	(80,870)	(8.1)%
Nordea Bank AB	(1,782)	(21,999)	(2.2)%
Skanska AB, Class B	(1,251)	(25,427)	(2.5)%
Sweco AB, Class B	(95)	(2,145)	(0.2)%
Telefonaktiebolaget LM Ericsson, B Shares	(930)	(5,982)	(0.6)%

		(236,801)
Switzerland
Aryzta AG	(423)	(11,394)	(1.1)%
Cie Financiere Richemont SA, Registered Shares	(738)	(70,786)	(7.1)%
Dufry AG	(56)	(8,687)	(0.9)%
EMS-Chemie Holding AG, Registered Shares	(45)	(33,080)	(3.3)%
Geberit AG	(27)	(12,788)	(1.3)%
Givaudan SA, Registered Shares	(3)	(7,222)	(0.7)%
OC Oerlikon Corp. AG	(789)	(14,078)	(1.4)%
SFS Group AG	(158)	(19,854)	(2.0)%
Zurich Insurance Group AG	(27)	(8,882)	(0.9)%

		(186,771)
United Arab Emirates
NMC Health PLC	(782)	(37,016)	(3.7)%

United Kingdom
Admiral Group PLC	(288)	(7,563)	(0.8)%
Ashtead Group PLC	(104)	(3,109)	(0.3)%
ASOS PLC	(78)	(8,235)	(0.8)%
Balfour Beatty PLC	(12,442)	(49,926)	(5.0)%
BBA Aviation PLC	(17,143)	(85,678)	(8.6)%
boohoo.com plc	(3,298)	(8,679)	(0.9)%
BP PLC	(1,214)	(8,661)	(0.9)%
British American Tobacco PLC	(545)	(37,249)	(3.7)%
Cairn Energy PLC	(5,967)	(17,556)	(1.8)%
Cobham PLC	(3,583)	(6,652)	(0.7)%
Coca-Cola European Partners PLC	(788)	(31,646)	(3.2)%
ConvaTec Group PLC	(5,272)	(15,131)	(1.5)%
Essentra PLC	(7,333)	(53,228)	(5.3)%
Fevertree Drinks PLC	(606)	(21,063)	(2.1)%
Greene King PLC	(1,519)	(11,258)	(1.1)%
Janus Henderson Group PLC	(525)	(20,675)	(2.1)%
John Wood Group PLC	(5,903)	(54,415)	(5.5)%
Johnson Matthey PLC	(219)	(10,764)	(1.1)%
Lancashire Holdings Ltd.	(74)	(691)	(0.1)%
Liberty Global PLC, Class A	(224)	(8,373)	(0.8)%
London Stock Exchange Group PLC	(353)	(19,692)	(2.0)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
Melrose Industries PLC	(303)	$(974)	(0.1)%
Merlin Entertainments PLC	(7,664)	(35,757)	(3.6)%
Micro Focus International PLC	(850)	(25,984)	(2.6)%
NEX Group PLC	(410)	(3,452)	(0.3)%
Old Mutual PLC	(2,643)	(8,774)	(0.9)%
Phoenix Group Holdings	(165)	(1,791)	(0.2)%
Provident Financial PLC	(125)	(1,196)	(0.1)%
Reckitt Benckiser Group PLC	(446)	(43,070)	(4.3)%
Rolls-Royce Holdings PLC	(346)	(4,293)	(0.4)%
Serco Group PLC	(15,427)	(19,429)	(1.9)%
Severn Trent PLC	(103)	(2,862)	(0.3)%
Shaftesbury PLC	(1,392)	(19,783)	(2.0)%
Sports Direct International PLC	(446)	(2,356)	(0.2)%
Standard Life Aberdeen PLC	(8,848)	(53,482)	(5.4)%
United Utilities Group PLC	(513)	(5,381)	(0.5)%

		(708,828)
United States
2U, Inc.	(580)	(43,077)	(4.3)%
Abbott Laboratories	(34)	(2,113)	(0.2)%
Acadia Healthcare Co., Inc.	(424)	(14,450)	(1.4)%
ACADIA Pharmaceuticals, Inc.	(536)	(16,032)	(1.6)%
ACI Worldwide, Inc.	(1,343)	(31,480)	(3.2)%
Actuant Corp., Class A	(126)	(3,119)	(0.3)%
Acuity Brands, Inc.	(86)	(13,282)	(1.3)%
Acxiom Corp.	(44)	(1,191)	(0.1)%
Adient PLC	(47)	(3,046)	(0.3)%
Advance Auto Parts, Inc.	(231)	(27,025)	(2.7)%
Advanced Micro Devices, Inc.	(1,900)	(26,106)	(2.6)%
AECOM	(107)	(4,185)	(0.4)%
Affiliated Managers Group, Inc.	(42)	(8,384)	(0.8)%
Agios Pharmaceuticals, Inc.	(448)	(35,284)	(3.5)%
Air Lease Corp.	(136)	(6,612)	(0.7)%
AK Steel Holding Corp.	(1,644)	(8,319)	(0.8)%
Akamai Technologies, Inc.	(172)	(11,522)	(1.2)%
Albemarle Corp.	(39)	(4,352)	(0.4)%
Alkermes PLC	(208)	(11,891)	(1.2)%
Alleghany Corp.	(11)	(6,905)	(0.7)%
Allegheny Technologies, Inc.	(212)	(5,716)	(0.6)%
Allegiant Travel Co.	(44)	(7,007)	(0.7)%
Alliance Data Systems Corp.	(8)	(2,053)	(0.2)%
Alnylam Pharmaceuticals, Inc.	(128)	(16,637)	(1.7)%
Amazon.com, Inc.	(4)	(5,804)	(0.6)%
Ambarella, Inc.	(97)	(4,889)	(0.5)%
American Campus Communities, Inc.	(196)	(7,538)	(0.8)%
American Homes 4 Rent	(102)	(2,121)	(0.2)%
American International Group, Inc.	(197)	(12,592)	(1.3)%
American Water Works Co., Inc.	(37)	(3,077)	(0.3)%
AmTrust Financial Services, Inc.	(370)	(4,965)	(0.5)%
Annaly Capital Management, Inc.	(41)	(432)	0.0%
Aramark	(122)	(5,589)	(0.6)%
Arconic, Inc.	(28)	(842)	(0.1)%
Arista Networks, Inc.	(70)	(19,307)	(1.9)%
Arthur J. Gallagher & Co.	(277)	(18,925)	(1.9)%
Avexis, Inc.	(14)	(1,732)	(0.2)%
Axalta Coating Systems Ltd.	(406)	(12,789)	(1.3)%
Balchem Corp.	(376)	(29,704)	(3.0)%
Ball Corp.	(1,338)	(51,219)	(5.1)%
Bank of the Ozarks, Inc.	(304)	(15,185)	(1.5)%
BankUnited, Inc.	(313)	(12,846)	(1.3)%
Beacon Roofing Supply, Inc.	(666)	(40,293)	(4.0)%
Berkshire Hathaway, Inc., Class B	(114)	(24,439)	(2.4)%
Bio-Rad Laboratories, Inc., Class A	(92)	(23,785)	(2.4)%
Black Hills Corp.	(158)	(8,777)	(0.9)%
Blackbaud, Inc.	(235)	(22,518)	(2.3)%
Blackhawk Network Holdings, Inc.	(65)	(2,954)	(0.3)%
Blackstone Mortgage Trust, Inc., Class A	(921)	(28,551)	(2.9)%

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Blue Buffalo Pet Products, Inc.	(225)	$(7,646)	(0.8)%
Bluebird Bio, Inc.	(79)	(16,187)	(1.6)%
BOK Financial Corp.	(121)	(11,699)	(1.2)%
Boyd Gaming Corp.	(445)	(17,564)	(1.8)%
Bright Horizons Family Solutions, Inc.	(30)	(2,946)	(0.3)%
Brighthouse Financial, Inc.	(253)	(16,258)	(1.6)%
Broadcom Ltd.	(70)	(17,362)	(1.7)%
Brookdale Senior Living, Inc.	(219)	(2,081)	(0.2)%
Caesars Entertainment Corp.	(444)	(6,194)	(0.6)%
CalAtlantic Group, Inc.	(870)	(48,833)	(4.9)%
Callon Petroleum Co.	(5,366)	(60,904)	(6.1)%
Calpine Corp.	(249)	(3,757)	(0.4)%
Cantel Medical Corp.	(180)	(19,967)	(2.0)%
Capital One Financial Corp.	(242)	(25,158)	(2.5)%
Cardinal Health, Inc.	(41)	(2,943)	(0.3)%
CarMax, Inc.	(847)	(60,450)	(6.1)%
Catalent, Inc.	(152)	(7,074)	(0.7)%
Cavium, Inc.	(441)	(39,152)	(3.9)%
CBOE Global Markets, Inc.	(52)	(6,988)	(0.7)%
Cheniere Energy, Inc.	(948)	(53,619)	(5.4)%
Chipotle Mexican Grill, Inc.	(87)	(28,254)	(2.8)%
Choice Hotels International, Inc.	(70)	(5,751)	(0.6)%
Churchill Downs, Inc.	(12)	(3,108)	(0.3)%
Ciena Corp.	(146)	(3,107)	(0.3)%
Clovis Oncology, Inc.	(33)	(1,997)	(0.2)%
Coca-Cola Co.	(164)	(7,805)	(0.8)%
Cognizant Technology Solutions Corp., Class A	(179)	(13,958)	(1.4)%
Colfax Corp.	(233)	(9,325)	(0.9)%
CommScope Holding Co., Inc.	(291)	(11,241)	(1.1)%
Compass Minerals International, Inc.	(473)	(34,482)	(3.5)%
Concho Resources, Inc.	(66)	(10,391)	(1.0)%
Conduent, Inc.	(132)	(2,165)	(0.2)%
Continental Resources, Inc.	(115)	(6,386)	(0.6)%
Cornerstone OnDemand, Inc.	(179)	(7,362)	(0.7)%
CoStar Group, Inc.	(4)	(1,384)	(0.1)%
Costco Wholesale Corp.	(39)	(7,600)	(0.8)%
Cotiviti Holdings, Inc.	(161)	(5,635)	(0.6)%
Coty, Inc., Class A	(2,277)	(44,652)	(4.5)%
Crown Castle International Corp.	(73)	(8,232)	(0.8)%
Cypress Semiconductor Corp.	(504)	(8,714)	(0.9)%
CyrusOne, Inc.	(244)	(14,076)	(1.4)%
Darling Ingredients, Inc.	(903)	(16,742)	(1.7)%
DDR Corp.	(274)	(2,225)	(0.2)%
DENTSPLY SIRONA, Inc.	(606)	(36,851)	(3.7)%
DexCom, Inc.	(448)	(26,074)	(2.6)%
Diamondback Energy, Inc.	(401)	(50,326)	(5.0)%
DiamondRock Hospitality Co.	(76)	(894)	(0.1)%
Digital Realty Trust, Inc.	(372)	(41,645)	(4.2)%
DISH Network Corp., Class A	(29)	(1,360)	(0.1)%
Dollar General Corp.	(86)	(8,868)	(0.9)%
Dominion Energy, Inc.	(622)	(47,546)	(4.8)%
Dorman Products, Inc.	(94)	(7,091)	(0.7)%
Dover Corp.	(48)	(5,098)	(0.5)%
DR Horton, Inc.	(498)	(24,427)	(2.4)%
Duke Energy Corp.	(227)	(17,820)	(1.8)%
Dycom Industries, Inc.	(94)	(10,971)	(1.1)%
Eagle Materials, Inc.	(55)	(6,163)	(0.6)%
Eaton Corp. PLC	(80)	(6,718)	(0.7)%
Education Realty Trust, Inc.	(546)	(18,034)	(1.8)%
Edwards Lifesciences Corp.	(70)	(8,861)	(0.9)%
Ellie Mae, Inc.	(382)	(35,717)	(3.6)%
Equinix, Inc.	(48)	(21,849)	(2.2)%
Erie Indemnity Co., Class A	(191)	(22,683)	(2.3)%
Eversource Energy	(30)	(1,893)	(0.2)%
Exact Sciences Corp.	(215)	(10,688)	(1.1)%
Facebook, Inc., Class A	(3)	(561)	(0.1)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Financial Engines, Inc.	(163)	$(4,637)	(0.5)%
Finisar Corp.	(82)	(1,473)	(0.1)%
FireEye, Inc.	(971)	(14,643)	(1.5)%
First Citizens BancShares, Inc., Class A	(19)	(8,083)	(0.8)%
First Republic Bank	(133)	(11,910)	(1.2)%
FirstCash, Inc.	(126)	(9,211)	(0.9)%
Flowserve Corp.	(481)	(21,799)	(2.2)%
Fluor Corp.	(29)	(1,760)	(0.2)%
FMC Corp.	(40)	(3,653)	(0.4)%
FNB Corp.	(1,963)	(28,169)	(2.8)%
Gartner, Inc.	(181)	(25,112)	(2.5)%
General Electric Co.	(2,354)	(38,064)	(3.8)%
Genesee & Wyoming, Inc., Class A	(53)	(4,232)	(0.4)%
Genuine Parts Co.	(29)	(3,018)	(0.3)%
GEO Group, Inc.	(22)	(496)	0.0%
GGP, Inc.	(99)	(2,280)	(0.2)%
Gramercy Property Trust	(488)	(12,317)	(1.2)%
Great Plains Energy, Inc.	(90)	(2,801)	(0.3)%
Guidewire Software, Inc.	(1,001)	(79,529)	(8.0)%
Hain Celestial Group, Inc.	(624)	(23,799)	(2.4)%
Hanesbrands, Inc.	(81)	(1,759)	(0.2)%
Harley-Davidson, Inc.	(20)	(969)	(0.1)%
HB Fuller Co.	(80)	(4,148)	(0.4)%
HCP, Inc.	(42)	(1,011)	(0.1)%
Healthcare Realty Trust, Inc.	(83)	(2,479)	(0.2)%
Healthcare Services Group, Inc.	(117)	(6,456)	(0.6)%
Healthcare Trust of America, Inc., Class A	(199)	(5,494)	(0.6)%
HealthEquity, Inc.	(155)	(7,846)	(0.8)%
HEICO Corp.	(258)	(20,682)	(2.1)%
Hilltop Holdings, Inc.	(225)	(5,893)	(0.6)%
Hilton Grand Vacations, Inc.	(583)	(26,218)	(2.6)%
Hilton Worldwide Holdings, Inc.	(113)	(9,678)	(1.0)%
Honeywell International, Inc.	(119)	(19,001)	(1.9)%
Hope Bancorp, Inc.	(68)	(1,295)	(0.1)%
Horizon Pharma PLC	(41)	(597)	(0.1)%
Hormel Foods Corp.	(337)	(11,569)	(1.2)%
Hudson Pacific Properties, Inc.	(372)	(11,893)	(1.2)%
IBERIABANK Corp.	(249)	(21,041)	(2.1)%
ICU Medical, Inc.	(77)	(17,629)	(1.8)%
ILG, Inc.	(937)	(29,431)	(2.9)%
Incyte Corp.	(87)	(7,855)	(0.8)%
Integra LifeSciences Holdings Corp.	(110)	(5,793)	(0.6)%
Integrated Device Technology, Inc.	(123)	(3,678)	(0.4)%
Intercept Pharmaceuticals, Inc.	(70)	(4,347)	(0.4)%
Intuitive Surgical, Inc.	(30)	(12,950)	(1.3)%
Ionis Pharmaceuticals, Inc.	(58)	(3,046)	(0.3)%
IPG Photonics Corp.	(99)	(24,943)	(2.5)%
IQVIA Holdings, Inc.	(149)	(15,226)	(1.5)%
Jagged Peak Energy, Inc.	(2,382)	(30,609)	(3.1)%
Jazz Pharmaceuticals PLC	(50)	(7,287)	(0.7)%
JB Hunt Transport Services, Inc.	(232)	(28,033)	(2.8)%
John Bean Technologies Corp.	(40)	(4,550)	(0.5)%
Kansas City Southern	(128)	(14,481)	(1.5)%
Kennedy-Wilson Holdings, Inc.	(1,062)	(18,851)	(1.9)%
Keysight Technologies, Inc.	(587)	(27,425)	(2.7)%
Kilroy Realty Corp.	(288)	(20,540)	(2.1)%
Kinder Morgan, Inc.	(62)	(1,115)	(0.1)%
Kite Realty Group Trust	(346)	(5,834)	(0.6)%
Knight-Swift Transportation Holdings, Inc.	(1,918)	(95,497)	(9.6)%
Kraft Heinz Co.	(971)	(76,117)	(7.6)%
Las Vegas Sands Corp.	(483)	(37,442)	(3.8)%
Leucadia National Corp.	(42)	(1,137)	(0.1)%
Lexington Realty Trust	(70)	(631)	(0.1)%
Liberty Broadband Corp., Class C	(408)	(38,984)	(3.9)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Life Storage, Inc.	(25)	$(2,078)	(0.2)%
Lions Gate Entertainment Corp., Class B	(197)	(6,304)	(0.6)%
Lithia Motors, Inc., Class A	(35)	(4,374)	(0.4)%
LivaNova PLC	(146)	(12,490)	(1.3)%
LogMeIn, Inc.	(30)	(3,774)	(0.4)%
Lumentum Holdings, Inc.	(187)	(8,658)	(0.9)%
MACOM Technology Solutions Holdings, Inc.	(410)	(12,751)	(1.3)%
Markel Corp.	(25)	(28,692)	(2.9)%
MarketAxess Holdings, Inc.	(79)	(15,501)	(1.6)%
Martin Marietta Materials, Inc.	(89)	(20,307)	(2.0)%
Mattel, Inc.	(361)	(5,718)	(0.6)%
MB Financial, Inc.	(127)	(5,433)	(0.5)%
Medical Properties Trust, Inc.	(90)	(1,177)	(0.1)%
Medicines Co.	(1,152)	(38,166)	(3.8)%
Medtronic PLC	(591)	(50,761)	(5.1)%
Mercury General Corp.	(99)	(4,846)	(0.5)%
MetLife, Inc.	(55)	(2,644)	(0.3)%
Michael Kors Holdings Ltd.	(39)	(2,574)	(0.3)%
Microsemi Corp.	(480)	(29,659)	(3.0)%
Middleby Corp.	(242)	(32,975)	(3.3)%
Mohawk Industries, Inc.	(17)	(4,778)	(0.5)%
Molson Coors Brewing Co., Class B	(69)	(5,797)	(0.6)%
Monolithic Power Systems, Inc.	(165)	(19,655)	(2.0)%
Monster Beverage Corp.	(539)	(36,776)	(3.7)%
Morgan Stanley	(205)	(11,593)	(1.2)%
Mylan NV	(112)	(4,799)	(0.5)%
National General Holdings Corp.	(300)	(6,006)	(0.6)%
National Oilwell Varco, Inc.	(45)	(1,651)	(0.2)%
Navistar International Corp.	(110)	(5,041)	(0.5)%
Nektar Therapeutics	(260)	(21,739)	(2.2)%
Netflix, Inc.	(230)	(62,169)	(6.2)%
Neurocrine Biosciences, Inc.	(104)	(8,889)	(0.9)%
Nevro Corp.	(3)	(241)	0.0%
New York Community Bancorp, Inc.	(1,886)	(26,706)	(2.7)%
Newell Brands, Inc.	(597)	(15,785)	(1.6)%
Nexstar Media Group, Inc., Class A	(346)	(25,985)	(2.6)%
NextEra Energy, Inc.	(47)	(7,446)	(0.7)%
Nielsen Holdings PLC	(310)	(11,597)	(1.2)%
NIKE, Inc., Class B	(47)	(3,206)	(0.3)%
Norfolk Southern Corp.	(37)	(5,583)	(0.6)%
NorthWestern Corp.	(108)	(5,869)	(0.6)%
NuVasive, Inc.	(275)	(13,439)	(1.3)%
NVIDIA Corp.	(46)	(11,307)	(1.1)%
Oasis Petroleum, Inc.	(2,378)	(20,593)	(2.1)%
Olin Corp.	(707)	(26,357)	(2.6)%
Omega Healthcare Investors, Inc.	(73)	(1,974)	(0.2)%
OneMain Holdings, Inc.	(562)	(18,383)	(1.8)%
ONEOK, Inc.	(197)	(11,595)	(1.2)%
OPKO Health, Inc.	(1,744)	(7,778)	(0.8)%
Oracle Corp.	(125)	(6,449)	(0.6)%
Ormat Technologies, Inc.	(62)	(4,345)	(0.4)%
PacWest Bancorp	(116)	(6,082)	(0.6)%
Patterson-UTI Energy, Inc.	(151)	(3,567)	(0.4)%
Pdc Energy, Inc.	(145)	(7,518)	(0.8)%
Pegasystems, Inc.	(10)	(509)	(0.1)%
Penske Automotive Group, Inc.	(117)	(6,106)	(0.6)%
Penumbra, Inc.	(290)	(28,884)	(2.9)%
Physicians Realty Trust	(584)	(9,519)	(1.0)%
Pinnacle Financial Partners, Inc.	(27)	(1,709)	(0.2)%
Portola Pharmaceuticals, Inc.	(259)	(13,289)	(1.3)%
Praxair, Inc.	(36)	(5,814)	(0.6)%
Priceline Group, Inc.	(25)	(47,801)	(4.8)%
PriceSmart, Inc.	(9)	(767)	(0.1)%
Prosperity Bancshares, Inc.	(14)	(1,061)	(0.1)%
PTC, Inc.	(359)	(26,092)	(2.6)%
Puma Biotechnology, Inc.	(24)	(1,604)	(0.2)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
QTS Realty Trust, Inc., Class A	(25)	$(1,245)	(0.1)%
QUALCOMM, Inc.	(173)	(11,807)	(1.2)%
Range Resources Corp.	(811)	(11,557)	(1.2)%
RBC Bearings, Inc.	(58)	(7,308)	(0.7)%
RealPage, Inc.	(343)	(17,064)	(1.7)%
Realty Income Corp.	(228)	(12,127)	(1.2)%
Regency Centers Corp.	(276)	(17,363)	(1.7)%
Regeneron Pharmaceuticals, Inc.	(4)	(1,467)	(0.1)%
RLJ Lodging Trust	(260)	(6,011)	(0.6)%
RSP Permian, Inc.	(28)	(1,111)	(0.1)%
Sarepta Therapeutics, Inc.	(589)	(38,603)	(3.9)%
Seaboard Corp.	(1)	(4,336)	(0.4)%
Seattle Genetics, Inc.	(52)	(2,720)	(0.3)%
SemGroup Corp., Class A	(640)	(18,336)	(1.8)%
Sempra Energy	(287)	(30,715)	(3.1)%
Senior Housing Properties Trust	(381)	(6,603)	(0.7)%
Sotheby’s	(61)	(3,218)	(0.3)%
Southern Co.	(539)	(24,314)	(2.4)%
Spark Therapeutics, Inc.	(506)	(28,361)	(2.8)%
Spectrum Brands Holdings, Inc.	(95)	(11,254)	(1.1)%
Spire, Inc.	(229)	(15,229)	(1.5)%
Spirit Realty Capital, Inc.	(2,014)	(16,454)	(1.6)%
Square, Inc., Class A	(605)	(28,381)	(2.8)%
SS&C Technologies Holdings, Inc.	(901)	(45,302)	(4.5)%
Starbucks Corp.	(130)	(7,385)	(0.7)%
Steris PLC	(208)	(18,911)	(1.9)%
Sterling Bancorp	(653)	(16,162)	(1.6)%
STORE Capital Corp.	(169)	(4,142)	(0.4)%
Summit Materials, Inc., Class A	(115)	(3,674)	(0.4)%
Sun Communities, Inc.	(96)	(8,529)	(0.9)%
Symantec Corp.	(572)	(15,576)	(1.6)%
Synchrony Financial	(138)	(5,476)	(0.5)%
Targa Resources Corp.	(368)	(17,664)	(1.8)%
Taubman Centers, Inc.	(140)	(8,631)	(0.9)%
TESARO, Inc.	(64)	(4,317)	(0.4)%
Tesla, Inc.	(41)	(14,527)	(1.5)%
TFS Financial Corp.	(205)	(2,997)	(0.3)%
Tiffany & Co.	(8)	(853)	(0.1)%
T-Mobile US, Inc.	(53)	(3,450)	(0.3)%
TransDigm Group, Inc.	(84)	(26,620)	(2.7)%
TreeHouse Foods, Inc.	(256)	(12,073)	(1.2)%
Tribune Media Co., Class A	(32)	(1,363)	(0.1)%
Trimble, Inc.	(631)	(27,827)	(2.8)%
Tyler Technologies, Inc.	(17)	(3,426)	(0.3)%
U.S. Silica Holdings, Inc.	(411)	(13,682)	(1.4)%
Ulta Salon Cosmetics & Fragrance, Inc.	(52)	(11,549)	(1.2)%
Ultimate Software Group, Inc.	(24)	(5,589)	(0.6)%
Ultragenyx Pharmaceutical, Inc.	(37)	(1,974)	(0.2)%
Umpqua Holdings Corp.	(236)	(5,109)	(0.5)%
Under Armour, Inc., Class C	(38)	(488)	0.0%
Union Pacific Corp.	(17)	(2,270)	(0.2)%
United Bankshares, Inc.	(579)	(21,307)	(2.1)%
United Technologies Corp.	(275)	(37,953)	(3.8)%
Uniti Group, Inc.	(1,033)	(16,352)	(1.6)%
Universal Display Corp.	(13)	(2,072)	(0.2)%
Universal Health Services, Inc., Class B	(33)	(4,010)	(0.4)%
USG Corp.	(498)	(19,253)	(1.9)%
Vail Resorts, Inc.	(11)	(2,404)	(0.2)%
Valley National Bancorp	(750)	(9,428)	(0.9)%
Valvoline, Inc.	(49)	(1,208)	(0.1)%
Ventas, Inc.	(32)	(1,791)	(0.2)%
VEREIT, Inc.	(1,615)	(11,628)	(1.2)%
VeriFone Systems, Inc.	(617)	(10,909)	(1.1)%
Verint Systems, Inc.	(123)	(5,135)	(0.5)%
Verisk Analytics, Inc.	(510)	(51,018)	(5.1)%
Viacom, Inc., Class B	(6)	(201)	0.0%
ViaSat, Inc.	(130)	(9,831)	(1.0)%

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Vistra Energy Corp.	(542)	$(10,569)	(1.1)%
Vornado Realty Trust	(186)	(13,332)	(1.3)%
Vulcan Materials Co.	(188)	(25,455)	(2.6)%
Wabtec Corp.	(159)	(12,885)	(1.3)%
WageWorks, Inc.	(111)	(6,721)	(0.7)%
Walt Disney Co.	(64)	(6,955)	(0.7)%
Weatherford International PLC	(2,227)	(8,774)	(0.9)%
WEC Energy Group, Inc.	(74)	(4,758)	(0.5)%
Welltower, Inc.	(106)	(6,357)	(0.6)%
WESCO International, Inc.	(158)	(10,768)	(1.1)%
West Pharmaceutical Services, Inc.	(66)	(6,613)	(0.7)%
Westar Energy, Inc.	(89)	(4,598)	(0.5)%
WestRock Co.	(101)	(6,730)	(0.7)%
WEX, Inc.	(336)	(52,016)	(5.2)%
Whirlpool Corp.	(24)	(4,354)	(0.4)%
Whiting Petroleum Corp.	(360)	(10,051)	(1.0)%
WPX Energy, Inc.	(129)	(1,900)	(0.2)%
WR Berkley Corp.	(43)	(3,138)	(0.3)%
Wright Medical Group NV	(518)	(11,785)	(1.2)%
Wynn Resorts Ltd.	(125)	(20,699)	(2.1)%
Zayo Group Holdings, Inc.	(666)	(24,442)	(2.4)%
Zendesk, Inc.	(1,195)	(46,031)	(4.6)%
Zillow Group, Inc., Class C	(383)	(17,028)	(1.7)%
Zimmer Biomet Holdings, Inc.	(15)	(1,907)	(0.2)%

		(4,742,870)

Total Reference Entity — Short		$(10,631,595)
Net Value of Reference Entity — Credit Suisse International		$997,668

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of period end, expiration dates 08/20/18-02/17/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Austria
voestalpine AG	68	$4,417	0.4%

Belgium
Ageas	131	6,926	0.7%
bpost SA	246	8,179	0.8%
D’ieteren SA	92	4,297	0.4%
Kbc Ancora	44	2,974	0.3%
UCB SA	90	7,845	0.7%

		30,221
Bermuda
RenaissanceRe Holdings Ltd.	13	1,653	0.2%

China
BYD Electronic International Co. Ltd.	2,500	6,141	0.6%
China Railway Construction Corp. Ltd., H Shares	1,000	1,214	0.1%
Dongfeng Motor Group Co. Ltd., H Shares	6,000	7,813	0.7%
Geely Automobile Holdings Ltd.	2,000	6,363	0.6%
Hengan International Group Co. Ltd.	500	4,790	0.5%
Shimao Property Holdings Ltd.	500	1,484	0.1%

		27,805
Denmark
Dfds A/S	33	1,980	0.2%
GN Store Nord A/S	20	674	0.1%
Pandora A/S	5	474	0.0%
Royal Unibrew A/S	75	4,557	0.4%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Denmark (continued)
Tryg A/S	2	$49	0.0%
William Demant Holding A/S	429	13,566	1.3%

		21,300
Finland
Sampo Oyj, Class A	45	2,614	0.2%

France
AXA SA	52	1,710	0.2%
Capgemini SE	11	1,460	0.1%
Cie de Saint-Gobain	185	10,746	1.0%
Engie SA	730	12,676	1.2%
Eurazeo SA	64	6,738	0.6%
Fonciere Des Regions	6	659	0.1%
ICADE	72	7,808	0.7%
Orange SA	543	9,812	0.9%
Television Francaise 1	461	6,914	0.7%
Ubisoft Entertainment SA	75	6,419	0.6%

		64,942
Germany
Allianz SE	73	18,464	1.8%
CECONOMY AG	487	7,021	0.7%
E.ON SE	927	9,744	0.9%
Evonik Industries AG	116	4,584	0.4%
Fresenius Medical Care AG & Co. KGaA	57	6,570	0.6%
FUCHS PETROLUB SE	57	3,120	0.3%
Rheinmetall AG	151	21,374	2.0%
Salzgitter AG	25	1,510	0.1%
Schaeffler AG	167	3,323	0.3%
Software AG	97	5,265	0.5%
TUI AG	161	3,640	0.3%

		84,615
Hong Kong
AIA Group Ltd.	1,000	8,542	0.8%
CK Asset Holdings Ltd.	2,000	19,031	1.8%
Hang Seng Bank Ltd.	1,300	30,887	2.9%
HK Electric Investments & HK Electric Investments Ltd.	3,500	3,235	0.3%
Hong Kong & China Gas Co. Ltd.	4,000	7,901	0.8%
Kingboard Chemical Holdings Ltd.	1,000	5,472	0.5%
Kingston Financial Group Ltd.	4,000	3,104	0.3%
Link REIT	1,000	8,850	0.8%
Nine Dragons Paper Holdings Ltd.	6,000	9,309	0.9%
Techtronic Industries Co. Ltd.	1,500	9,990	1.0%
VTech Holdings Ltd.	200	2,759	0.3%

		109,080
Ireland
AerCap Holdings NV	161	8,710	0.8%

Italy
Azimut Holding SpA	178	4,054	0.4%
Banca Generali SpA	157	5,881	0.6%
De’ Longhi SpA	23	774	0.1%
ERG SpA	214	4,435	0.4%
Snam SpA	2,001	9,733	0.9%

		24,877
Japan
Aozora Bank Ltd.	200	8,123	0.8%
Bridgestone Corp.	200	9,761	0.9%
Canon, Inc.	200	7,980	0.8%
COMSYS Holdings Corp.	300	8,391	0.8%
Daicel Corp.	100	1,216	0.1%
Daiichi Sankyo Co. Ltd.	300	10,072	1.0%
DMG Mori Co. Ltd.	1,000	22,898	2.2%
Ezaki Glico Co. Ltd.	100	5,103	0.5%
Fujitsu General Ltd.	100	1,979	0.2%
Fujitsu Ltd.	2,000	14,767	1.4%
Gree, Inc.	1,100	7,154	0.7%

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Ito En Ltd.	100	$4,140	0.4%
Jafco Co. Ltd.	200	11,383	1.1%
Kaken Pharmaceutical Co. Ltd.	200	10,480	1.0%
KDDI Corp.	100	2,538	0.2%
Konica Minolta, Inc.	400	4,004	0.4%
Kyushu Railway Co.	500	16,081	1.5%
Lawson, Inc.	200	13,563	1.3%
Lion Corp.	100	1,876	0.2%
Matsui Securities Co. Ltd.	600	5,720	0.5%
Megmilk Snow Brand Co. Ltd.	100	2,888	0.3%
Mitsubishi Electric Corp.	400	7,362	0.7%
Mitsui & Co. Ltd.	400	7,038	0.7%
Mixi, Inc.	100	4,416	0.4%
NHK Spring Co. Ltd.	600	6,687	0.6%
Nichirei Corp.	200	5,369	0.5%
Nihon Kohden Corp.	200	4,720	0.5%
Nissan Chemical Industries Ltd.	300	12,266	1.2%
NTT DOCOMO, Inc.	300	7,454	0.7%
ORIX Corp.	200	3,746	0.4%
Recruit Holdings Co. Ltd.	600	14,653	1.4%
Seino Holdings Co. Ltd.	200	3,326	0.3%
Skylark Co. Ltd.	200	2,882	0.3%
Square Enix Holdings Co. Ltd.	100	4,568	0.4%
Takeda Pharmaceutical Co. Ltd.	100	5,857	0.6%
Toho Co. Ltd.	100	3,391	0.3%
Tosoh Corp.	200	4,604	0.4%
Toyo Suisan Kaisha Ltd.	100	4,069	0.4%
Toyota Boshoku Corp.	600	12,876	1.2%
TS Tech Co. Ltd.	200	8,571	0.8%
Yamazaki Baking Co. Ltd.	100	1,973	0.2%
Zeon Corp.	1,000	15,092	1.4%

		311,037
Kazakhstan
KAZ Minerals PLC	793	9,228	0.9%

Netherlands
Aalberts Industries NV	112	6,115	0.6%
Koninklijke Ahold Delhaize NV	240	5,362	0.5%
NN Group NV	41	1,934	0.2%
PostNL NV	814	4,058	0.4%

		17,469
Norway
Leroy Seafood Group ASA	496	2,526	0.2%
Salmar ASA	89	2,420	0.2%
Storebrand ASA	13	116	0.0%
Telenor ASA	117	2,735	0.3%

		7,797
Portugal
Sonae SGPS SA	1,032	1,657	0.2%

Singapore
Ascendas Real Estate Investment Trust	1,600	3,361	0.3%
Keppel Corp. Ltd.	300	1,975	0.2%
Mapletree Industrial Trust	2,300	3,717	0.4%
Yanlord Land Group Ltd.	5,000	7,051	0.7%

		16,104
South Korea
Daelim Industrial Co. Ltd.	19	1,444	0.1%
Hanwha Chemical Corp.	81	2,669	0.3%
S-1 Corp.	6	559	0.1%
Samsung Life Insurance Co. Ltd.	16	1,932	0.2%
SK Telecom Co. Ltd.	44	10,926	1.0%

		17,530
Spain
Abertis Infraestructuras SA	259	6,283	0.6%
ACS Actividades de Construccion y Servicios SA	199	7,963	0.8%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Spain (continued)
Ebro Foods SA	468	$11,528	1.1%
Mediaset Espana Comunicacion SA	14	158	0.0%
Viscofan SA	92	6,434	0.6%

		32,366
Sweden
Boliden AB	152	5,518	0.5%
Fabege AB	251	5,496	0.5%
Fastighets AB Balder, Class B	287	7,642	0.7%
Hufvudstaden AB, Class A	65	1,046	0.1%
Loomis AB, Class B	42	1,679	0.2%
Lundin Petroleum AB	379	9,456	0.9%
Peab AB	133	1,141	0.1%
Skandinaviska Enskilda Banken AB, Class A	252	3,185	0.3%
Svenska Handelsbanken AB, A Shares	248	3,609	0.3%
Telia Co. AB	701	3,519	0.3%
Wallenstam AB, Class B	373	3,531	0.3%

		45,822
Switzerland
Baloise Holding AG	44	7,199	0.7%
Cembra Money Bank AG	32	3,157	0.3%
Julius Baer Group Ltd.	223	15,319	1.5%
PSP Swiss Property AG	86	8,457	0.8%
Swisscom AG	11	6,007	0.6%
UBS Group AG, Registered Shares	2,419	49,104	4.7%

		89,243
Taiwan
Chang Hwa Commercial Bank Ltd.	40,000	23,453	2.2%
Compal Electronics, Inc.	33,000	24,568	2.3%
Pou Chen Corp.	7,000	9,409	0.9%
Taiwan Cooperative Financial Holding Co. Ltd.	14,000	8,332	0.8%

		65,762
United Kingdom
Anglo American PLC	568	13,769	1.3%
Bodycote PLC	430	5,901	0.6%
Britvic PLC	817	8,520	0.8%
Capita PLC	104	269	0.0%
Close Brothers Group PLC	44	984	0.1%
Firstgroup PLC	5,176	7,634	0.7%
GlaxoSmithKline PLC	21	391	0.0%
IMI PLC	547	10,322	1.0%
Imperial Brands PLC	59	2,428	0.2%
J Sainsbury PLC	1,754	6,311	0.6%
Jupiter Fund Management PLC	276	2,319	0.2%
Land Securities Group PLC	77	1,096	0.1%
Legal & General Group PLC	1,633	6,273	0.6%
Lloyds Banking Group PLC	4,016	3,968	0.4%
Man Strategic Holdings PLC	1,856	5,721	0.5%
Petrofac Ltd.	456	3,436	0.3%
Royal Mail PLC	1,434	9,554	0.9%
Smith & Nephew PLC	711	12,793	1.2%
Spectris PLC	116	4,297	0.4%
Stagecoach Group PLC	17	36	0.0%
TalkTalk Telecom Group PLC	2,162	3,653	0.3%
Thomas Cook Group PLC	1,773	3,177	0.3%
WH Smith PLC	188	5,702	0.5%

		118,554
United States
AbbVie, Inc.	101	11,334	1.1%
Agilent Technologies, Inc.	32	2,350	0.2%
Air Products & Chemicals, Inc.	11	1,852	0.2%
Allegion PLC	12	1,033	0.1%
Alliant Energy Corp.	73	2,902	0.3%

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Alphabet, Inc., Class C	3	$3,510	0.3%
American Eagle Outfitters, Inc.	347	6,246	0.6%
American Express Co.	60	5,964	0.6%
Ameriprise Financial, Inc.	11	1,856	0.2%
Andeavor	39	4,218	0.4%
AptarGroup, Inc.	47	4,109	0.4%
Armstrong World Industries, Inc.	20	1,254	0.1%
ARRIS International PLC	83	2,100	0.2%
Arrow Electronics, Inc.	10	813	0.1%
Ashland Global Holdings, Inc.	44	3,194	0.3%
Assured Guaranty Ltd.	175	6,228	0.6%
AvalonBay Communities, Inc.	16	2,726	0.3%
BancorpSouth Bank	266	8,924	0.9%
Bank of Hawaii Corp.	10	837	0.1%
Bed Bath & Beyond, Inc.	677	15,625	1.5%
BGC Partners, Inc., Class A	137	1,960	0.2%
Biogen, Inc.	13	4,522	0.4%
Bioverativ, Inc.	325	33,496	3.2%
Brandywine Realty Trust	303	5,436	0.5%
Brown-Forman Corp., Class B	127	8,801	0.8%
Bruker Corp.	97	3,454	0.3%
Carter’s, Inc.	12	1,444	0.1%
Caterpillar, Inc.	57	9,278	0.9%
Cathay General Bancorp	109	4,768	0.5%
CBRE Group, Inc., Class A	68	3,107	0.3%
Celanese Corp., Series A	39	4,218	0.4%
Centene Corp.	61	6,542	0.6%
CenterPoint Energy, Inc.	135	3,804	0.4%
Cerner Corp.	29	2,005	0.2%
Cintas Corp.	55	9,265	0.9%
Cirrus Logic, Inc.	114	5,651	0.5%
CIT Group, Inc.	60	3,041	0.3%
Citizens Financial Group, Inc.	166	7,619	0.7%
Columbia Property Trust, Inc.	97	2,123	0.2%
Commerce Bancshares, Inc.	19	1,112	0.1%
Convergys Corp.	299	6,958	0.7%
CoreCivic, Inc.	185	4,294	0.4%
CoreSite Realty Corp.	6	650	0.1%
Corning, Inc.	153	4,777	0.5%
Corporate Office Properties Trust	184	5,023	0.5%
Cracker Barrel Old Country Store, Inc.	4	706	0.1%
CubeSmart	186	5,121	0.5%
Cullen/Frost Bankers, Inc.	29	3,086	0.3%
Cummins, Inc.	42	7,896	0.8%
CVS Health Corp.	10	787	0.1%
DCT Industrial Trust, Inc.	86	5,090	0.5%
Deluxe Corp.	45	3,342	0.3%
Devon Energy Corp.	292	12,080	1.2%
Diamond Offshore Drilling, Inc.	55	972	0.1%
Dick’s Sporting Goods, Inc.	145	4,562	0.4%
Dolby Laboratories, Inc., Class A	27	1,737	0.2%
Donaldson Co., Inc.	138	6,991	0.7%
Duke Realty Corp.	343	9,059	0.9%
E*TRADE Financial Corp.	12	632	0.1%
East West Bancorp, Inc.	80	5,273	0.5%
EchoStar Corp., Class A	33	2,015	0.2%
Edgewell Personal Care Co.	44	2,484	0.2%
Eli Lilly & Co.	80	6,516	0.6%
Encompass Health Corp.	122	6,456	0.6%
Energizer Holdings, Inc.	14	815	0.1%
EPR Properties	147	8,682	0.8%
Equity Residential	95	5,853	0.6%
Essex Property Trust, Inc.	29	6,756	0.6%
Federal Realty Investment Trust	19	2,295	0.2%
Flowers Foods, Inc.	331	6,491	0.6%
Fortinet, Inc.	44	2,026	0.2%
Franklin Resources, Inc.	360	15,268	1.5%
General Motors Co.	66	2,799	0.3%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Gilead Sciences, Inc.	125	$10,475	1.0%
Glacier Bancorp, Inc.	58	2,275	0.2%
H&R Block, Inc.	50	1,327	0.1%
Halliburton Co.	15	806	0.1%
Helen of Troy Ltd.	27	2,515	0.2%
Helmerich & Payne, Inc.	51	3,674	0.4%
Host Hotels & Resorts, Inc.	85	1,765	0.2%
Huntington Ingalls Industries, Inc.	19	4,513	0.4%
Illinois Tool Works, Inc.	15	2,605	0.2%
Ingersoll-Rand PLC	3	284	0.0%
Ingredion, Inc.	22	3,160	0.3%
International Business Machines Corp.	15	2,456	0.2%
Intuit, Inc.	31	5,205	0.5%
Invesco Ltd.	151	5,456	0.5%
Invesco Mortgage Capital, Inc.	274	4,450	0.4%
Investors Bancorp, Inc.	389	5,325	0.5%
ITT, Inc.	91	5,096	0.5%
Jabil, Inc.	21	534	0.1%
John Wiley & Sons, Inc., Class A	29	1,839	0.2%
Jones Lang LaSalle, Inc.	18	2,814	0.3%
KAR Auction Services, Inc.	75	4,091	0.4%
KBR, Inc.	109	2,217	0.2%
Kroger Co.	91	2,763	0.3%
Laboratory Corp. of America Holdings	23	4,014	0.4%
Lamar Advertising Co., Class A	17	1,224	0.1%
Landstar System, Inc.	17	1,888	0.2%
Lear Corp.	9	1,738	0.2%
Legg Mason, Inc.	199	8,481	0.8%
Ligand Pharmaceuticals, Inc.	11	1,734	0.2%
Lincoln Electric Holdings, Inc.	59	5,757	0.5%
Lowe’s Cos., Inc.	20	2,095	0.2%
LyondellBasell Industries NV	74	8,868	0.8%
Magellan Health, Inc.	62	6,175	0.6%
Masco Corp.	64	2,858	0.3%
Moody’s Corp.	33	5,339	0.5%
MSCI, Inc.	8	1,114	0.1%
Murphy Oil Corp.	851	27,317	2.6%
Murphy USA, Inc.	16	1,365	0.1%
National Health Investors, Inc.	93	6,559	0.6%
National Retail Properties, Inc.	94	3,730	0.4%
NiSource, Inc.	225	5,553	0.5%
NVR, Inc.	1	3,178	0.3%
Occidental Petroleum Corp.	62	4,648	0.4%
Old Dominion Freight Line, Inc.	85	12,448	1.2%
Park Hotels & Resorts, Inc.	901	26,048	2.5%
Phillips 66	215	22,016	2.1%
Piedmont Office Realty Trust, Inc., Class A	764	14,913	1.4%
Plantronics, Inc.	51	3,008	0.3%
PNM Resources, Inc.	146	5,563	0.5%
PolyOne Corp.	55	2,390	0.2%
Potlatch Corp.	100	5,290	0.5%
Primerica, Inc.	13	1,313	0.1%
Progressive Corp.	99	5,356	0.5%
PS Business Parks, Inc.	84	10,257	1.0%
Public Service Enterprise Group, Inc.	108	5,602	0.5%
PulteGroup, Inc.	46	1,464	0.1%
QEP Resources, Inc.	703	6,580	0.6%
Rayonier, Inc.	120	3,895	0.4%
Realogy Holdings Corp.	124	3,411	0.3%
Regions Financial Corp.	268	5,154	0.5%
Reliance Steel & Aluminum Co.	169	14,803	1.4%
Retail Properties of America, Inc., Class A	442	5,326	0.5%
Robert Half International, Inc.	37	2,142	0.2%

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Ryder System, Inc.	68	$5,918	0.6%
SEI Investments Co.	153	11,498	1.1%
Sensient Technologies Corp.	17	1,221	0.1%
Southwest Gas Holdings, Inc.	24	1,766	0.2%
Southwestern Energy Co.	697	2,955	0.3%
Stanley Black & Decker, Inc.	3	499	0.0%
Steel Dynamics, Inc.	12	545	0.1%
SunTrust Banks, Inc.	52	3,676	0.4%
Synovus Financial Corp.	104	5,241	0.5%
Syntel, Inc.	359	8,095	0.8%
Thor Industries, Inc.	4	547	0.1%
Toll Brothers, Inc.	48	2,236	0.2%
Torchmark Corp.	50	4,543	0.4%
Total System Services, Inc.	68	6,042	0.6%
TransUnion	57	3,384	0.3%
TriNet Group, Inc.	383	16,802	1.6%
Tupperware Brands Corp.	216	12,476	1.2%
Tyson Foods, Inc., Class A	28	2,131	0.2%
United States Cellular Corp.	98	3,564	0.3%
United Therapeutics Corp.	66	8,514	0.8%
Unum Group	89	4,734	0.5%
Urban Outfitters, Inc.	227	7,743	0.7%
Vector Group Ltd.	339	7,221	0.7%
Visa, Inc., Class A	103	12,796	1.2%
Voya Financial, Inc.	35	1,817	0.2%
Werner Enterprises, Inc.	400	16,280	1.6%
Western Alliance Bancorp	24	1,408	0.1%
Western Digital Corp.	37	3,292	0.3%
Willis Towers Watson PLC	35	5,616	0.5%
Wolverine World Wide, Inc.	20	657	0.1%
Worldpay, Inc., Class A	20	1,606	0.2%
WP Carey, Inc.	40	2,592	0.2%
WR Grace & Co.	62	4,577	0.4%
Xerox Corp.	269	9,181	0.9%
Zebra Technologies Corp., Class A	31	3,818	0.4%
Zoetis, Inc.	38	2,916	0.3%

		890,379

Total Reference Entity — Long		$2,003,182

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Austria
UNIQA Insurance Group AG	(171)	$(2,105)	(0.2)%

Belgium
Bekaert SA	(55)	(2,499)	(0.2)%
Umicore SA	(43)	(2,264)	(0.2)%

		(4,763)
Bermuda
XL Group Ltd.	(66)	(2,431)	(0.2)%

China
Alibaba Health Information Technology Ltd.	(6,000)	(3,137)	(0.3)%
Semiconductor Manufacturing International Corp.	(6,000)	(8,635)	(0.8)%
Zhongsheng Group Holdings Ltd.	(1,000)	(2,506)	(0.2)%

		(14,278)
Denmark
Ambu A/S, Class B	(30)	(644)	(0.1)%
AP Moller — Maersk A/S, Class B	(3)	(5,356)	(0.5)%
FLSmidth & Co. A/S	(134)	(7,892)	(0.8)%

		(13,892)
Finland
Huhtamaki Oyj	(121)	(5,165)	(0.5)%
Kone Oyj, Class B	(117)	(6,698)	(0.6)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Finland (continued)
Konecranes Oyj	(98)	$(4,975)	(0.5)%
Nokia Oyj	(852)	(4,110)	(0.4)%
Wartsila Oyj ABP	(224)	(15,313)	(1.5)%

		(36,261)
France
Aeroports de Paris	(9)	(1,869)	(0.2)%
Dassault Systemes SE	(7)	(807)	(0.1)%
Elis SA	(292)	(8,158)	(0.8)%
Getlink SE	(696)	(9,765)	(0.9)%
Iliad SA	(2)	(517)	0.0%
Rubis SCA	(124)	(9,145)	(0.9)%
Societe Generale SA	(91)	(5,289)	(0.5)%
Sodexo SA	(23)	(2,948)	(0.3)%

		(38,498)
Germany
Commerzbank AG	(129)	(2,129)	(0.2)%
Grand City Properties SA	(253)	(6,158)	(0.6)%
Hapag-Lloyd AG	(607)	(25,178)	(2.4)%
Krones AG	(36)	(5,031)	(0.5)%
LANXESS AG	(7)	(611)	(0.1)%
Sartorius AG	(12)	(1,436)	(0.1)%
Siemens AG	(115)	(17,458)	(1.7)%
Vonovia SE	(185)	(9,123)	(0.9)%

		(67,124)
Ghana
Tullow Oil PLC	(2,129)	(6,058)	(0.6)%

Hong Kong
Hongkong Land Holdings Ltd.	(700)	(5,019)	(0.5)%

Israel
Mellanox Technologies Ltd.	(27)	(1,754)	(0.2)%

Italy
Banco BPM SpA	(150)	(571)	(0.1)%
Brunello Cucinelli SpA	(63)	(2,112)	(0.2)%
Luxottica Group SpA	(85)	(5,465)	(0.5)%
Tod’s SpA	(176)	(13,275)	(1.3)%
Unione di Banche Italiane SpA	(219)	(1,135)	(0.1)%
Unipol Gruppo SpA	(886)	(4,888)	(0.5)%

		(27,446)
Japan
Japan Exchange Group, Inc.	(100)	(1,806)	(0.2)%
Keio Corp.	(100)	(4,762)	(0.5)%
Tokyu Corp.	(200)	(3,355)	(0.3)%
Unicharm Corp.	(100)	(2,679)	(0.3)%

		(12,602)
Jordan
Hikma Pharmaceuticals PLC	(165)	(2,269)	(0.2)%

Macau
MGM China Holdings Ltd.	(3,200)	(9,839)	(0.9)%

Netherlands
Altice NV, Class A	(834)	(8,944)	(0.9)%
ASML Holding NV	(78)	(15,814)	(1.5)%
Boskalis Westminster	(383)	(15,283)	(1.5)%
Cimpress NV	(23)	(2,930)	(0.3)%
EXOR NV	(68)	(5,257)	(0.5)%

		(48,228)
Norway
Orkla ASA	(678)	(7,055)	(0.7)%

Portugal
NOS SGPS SA	(781)	(5,319)	(0.5)%

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Singapore
DBS Group Holdings Ltd.	(200)	$(4,014)	(0.4)%
Sembcorp Industries Ltd.	(3,000)	(7,752)	(0.7)%
Singapore Post Ltd.	(5,100)	(5,015)	(0.5)%

		(16,781)
South Africa
Mediclinic International PLC	(110)	(933)	(0.1)%

Spain
Acerinox SA	(16)	(235)	0.0%
Almirall SA	(1,145)	(12,425)	(1.2)%
Banco Santander SA	(196)	(1,455)	(0.1)%
Indra Sistemas SA	(149)	(2,193)	(0.2)%

		(16,308)
Sweden
Getinge AB, Class B	(292)	(4,001)	(0.4)%

Switzerland
Cie Financiere Richemont SA, Registered Shares	(94)	(9,016)	(0.9)%
Geberit AG	(15)	(7,104)	(0.7)%
Glencore PLC	(502)	(2,877)	(0.3)%
Lonza Group AG	(2)	(556)	(0.1)%
Pargesa Holding SA, Class B	(22)	(2,006)	(0.2)%
Sunrise Communications Group AG	(85)	(7,992)	(0.8)%

		(29,551)
United Kingdom
boohoo.com plc	(346)	(911)	(0.1)%
Capital & Counties Properties PLC	(496)	(2,083)	(0.2)%
Croda International PLC	(39)	(2,482)	(0.2)%
Essentra PLC	(352)	(2,555)	(0.2)%
Lancashire Holdings Ltd.	(242)	(2,261)	(0.2)%
London Stock Exchange Group PLC	(124)	(6,917)	(0.7)%
Melrose Industries PLC	(2,096)	(6,736)	(0.6)%
Merlin Entertainments PLC	(942)	(4,395)	(0.4)%
Pennon Group PLC	(568)	(5,806)	(0.6)%
Phoenix Group Holdings	(915)	(9,932)	(0.9)%
Provident Financial PLC	(713)	(6,823)	(0.7)%
RPC Group PLC	(822)	(9,931)	(0.9)%
United States
Advanced Micro Devices, Inc.	(214)	(2,940)	(0.3)%
Agios Pharmaceuticals, Inc.	(103)	(8,112)	(0.8)%
AK Steel Holding Corp.	(3,290)	(16,647)	(1.6)%
Alkermes PLC	(28)	(1,601)	(0.2)%
Ambarella, Inc.	(40)	(2,016)	(0.2)%
AmTrust Financial Services, Inc.	(403)	(5,408)	(0.5)%
Analog Devices, Inc.	(100)	(9,188)	(0.9)%
Apple, Inc.	(31)	(5,190)	(0.5)%
Aptiv PLC	(96)	(9,108)	(0.9)%
Aqua America, Inc.	(43)	(1,557)	(0.1)%
B&G Foods, Inc.	(201)	(6,633)	(0.6)%
Balchem Corp.	(42)	(3,318)	(0.3)%
Bio-Rad Laboratories, Inc., Class A	(11)	(2,844)	(0.3)%
Boyd Gaming Corp.	(28)	(1,105)	(0.1)%
Cal-Maine Foods, Inc.	(273)	(11,616)	(1.1)%
Centennial Resource Development, Inc., Class A	(1,133)	(23,125)	(2.2)%
CME Group, Inc.	(24)	(3,684)	(0.4)%
Cognex Corp.	(53)	(3,306)	(0.3)%
Colfax Corp.	(143)	(5,723)	(0.5)%
Concho Resources, Inc.	(23)	(3,621)	(0.3)%
CoStar Group, Inc.	(16)	(5,538)	(0.5)%
Cree, Inc.	(240)	(8,282)	(0.8)%
Cypress Semiconductor Corp.	(96)	(1,660)	(0.2)%
Eaton Corp. PLC	(49)	(4,115)	(0.4)%
Ensco PLC, Class A	(3,966)	(23,399)	(2.2)%
Equifax, Inc.	(83)	(10,369)	(1.0)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Erie Indemnity Co., Class A	(48)	$(5,700)	(0.5)%
Expedia, Inc.	(24)	(3,072)	(0.3)%
Fidelity National Information Services, Inc.	(22)	(2,252)	(0.2)%
Financial Engines, Inc.	(107)	(3,044)	(0.3)%
Finisar Corp.	(100)	(1,796)	(0.2)%
Five Below, Inc.	(56)	(3,636)	(0.3)%
Frank’s International NV	(2,162)	(14,961)	(1.4)%
Gaming and Leisure Properties, Inc.	(69)	(2,514)	(0.2)%
Global Payments, Inc.	(47)	(5,254)	(0.5)%
Great Plains Energy, Inc.	(137)	(4,263)	(0.4)%
Grubhub, Inc.	(93)	(6,719)	(0.6)%
Healthcare Services Group, Inc.	(31)	(1,711)	(0.2)%
Integra LifeSciences Holdings Corp.	(19)	(1,001)	(0.1)%
Intercept Pharmaceuticals, Inc.	(25)	(1,553)	(0.1)%
Intrexon Corp.	(162)	(2,106)	(0.2)%
j2 Global, Inc.	(20)	(1,600)	(0.2)%
Jagged Peak Energy, Inc.	(231)	(2,968)	(0.3)%
JELD-WEN Holding, Inc.	(29)	(1,139)	(0.1)%
Juno Therapeutics, Inc.	(21)	(1,802)	(0.2)%
Kennedy-Wilson Holdings, Inc.	(192)	(3,408)	(0.3)%
Keycorp	(146)	(3,124)	(0.3)%
Keysight Technologies, Inc.	(15)	(701)	(0.1)%
Kraft Heinz Co.	(133)	(10,426)	(1.0)%
L Brands, Inc.	(30)	(1,503)	(0.1)%
LaSalle Hotel Properties	(22)	(672)	(0.1)%
LCI Industries	(15)	(1,654)	(0.2)%
Liberty Ventures, Series A	(8)	(471)	0.0%
Littelfuse, Inc.	(42)	(9,128)	(0.9)%
Lumentum Holdings, Inc.	(75)	(3,473)	(0.3)%
MACOM Technology Solutions Holdings, Inc.	(185)	(5,754)	(0.5)%
Marriott International, Inc., Class A	(44)	(6,483)	(0.6)%
MB Financial, Inc.	(20)	(856)	(0.1)%
MetLife, Inc.	(174)	(8,364)	(0.8)%
Microchip Technology, Inc.	(38)	(3,618)	(0.3)%
Microsemi Corp.	(58)	(3,584)	(0.3)%
Molson Coors Brewing Co., Class B	(84)	(7,058)	(0.7)%
MRC Global, Inc.	(217)	(3,902)	(0.4)%
National General Holdings Corp.	(40)	(801)	(0.1)%
Nuance Communications, Inc.	(43)	(766)	(0.1)%
NuVasive, Inc.	(115)	(5,620)	(0.5)%
Omega Healthcare Investors, Inc.	(109)	(2,947)	(0.3)%
Oracle Corp.	(23)	(1,187)	(0.1)%
Patterson-UTI Energy, Inc.	(131)	(3,094)	(0.3)%
Paycom Software, Inc.	(27)	(2,474)	(0.2)%
Penske Automotive Group, Inc.	(17)	(887)	(0.1)%
Pinnacle Financial Partners, Inc.	(87)	(5,507)	(0.5)%
Prestige Brands Holdings, Inc.	(33)	(1,380)	(0.1)%
Priceline Group, Inc.	(1)	(1,912)	(0.2)%
PriceSmart, Inc.	(67)	(5,708)	(0.5)%
Public Storage	(5)	(979)	(0.1)%
RBC Bearings, Inc.	(94)	(11,844)	(1.1)%
RSP Permian, Inc.	(59)	(2,341)	(0.2)%
Sabra Health Care REIT, Inc.	(153)	(2,769)	(0.3)%
Signature Bank	(28)	(4,312)	(0.4)%
Sinclair Broadcast Group, Inc., Class A	(73)	(2,708)	(0.3)%
Sotheby’s	(32)	(1,688)	(0.2)%
South Jersey Industries, Inc.	(79)	(2,326)	(0.2)%
Southern Co.	(30)	(1,353)	(0.1)%
Spark Therapeutics, Inc.	(141)	(7,903)	(0.8)%
Sprint Corp.	(813)	(4,333)	(0.4)%
Square, Inc., Class A	(82)	(3,847)	(0.4)%
Stamps.com, Inc.	(22)	(4,485)	(0.4)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	53

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
STORE Capital Corp.	(444)	$(10,882)	(1.0)%
Tempur Sealy International, Inc.	(35)	(2,087)	(0.2)%
Tesla, Inc.	(18)	(6,378)	(0.6)%
Trimble, Inc.	(55)	(2,426)	(0.2)%
TripAdvisor, Inc.	(73)	(2,531)	(0.2)%
Ulta Salon Cosmetics & Fragrance, Inc.	(17)	(3,776)	(0.4)%
Ultragenyx Pharmaceutical, Inc.	(96)	(5,122)	(0.5)%
Under Armour, Inc., Class C	(768)	(9,869)	(0.9)%
United Bankshares, Inc.	(85)	(3,128)	(0.3)%
Uniti Group, Inc.	(62)	(981)	(0.1)%
Universal Health Services, Inc., Class B	(19)	(2,309)	(0.2)%
Valvoline, Inc.	(173)	(4,264)	(0.4)%
VEREIT, Inc.	(141)	(1,015)	(0.1)%
ViaSat, Inc.	(128)	(9,679)	(0.9)%
Wabtec Corp.	(261)	(21,152)	(2.0)%
WageWorks, Inc.	(26)	(1,574)	(0.2)%
Weatherford International PLC	(3,673)	(14,472)	(1.4)%
Weight Watchers International, Inc.	(9)	(579)	(0.1)%
Welbilt, Inc.	(540)	(12,042)	(1.1)%
Wells Fargo & Co.	(16)	(1,052)	(0.1)%
Zillow Group, Inc., Class C	(55)	(2,445)	(0.2)%

		(522,309)

Total Reference Entity — Short		$(955,656)
Net Value of Reference Entity — Deutsche Bank AG		$1,047,526

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, expiration dates 02/14/18-01/24/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Austria
ANDRITZ AG	344	$20,652	2.0%
BUWOG AG	607	21,780	2.1%
Lenzing AG	69	8,772	0.9%
Oesterreichische Post AG	289	13,765	1.3%

		64,969
Belgium
Colruyt SA	424	23,473	2.3%
Sofina SA	41	7,147	0.7%
Solvay SA	37	5,357	0.5%
UCB SA	81	7,060	0.7%

		43,037
Bermuda
Enstar Group Ltd.	30	6,228	0.6%
Marvell Technology Group Ltd.	177	4,129	0.4%

		10,357
China
Anhui Conch Cement Co. Ltd., H Shares	6,500	35,664	3.5%
Bank of China Ltd., H Shares	56,000	33,563	3.3%
BYD Electronic International Co. Ltd.	5,000	12,283	1.2%
China CITIC Bank Corp. Ltd., H Shares	47,000	38,587	3.8%
China Communications Construction Co. Ltd., H Shares	1,000	1,191	0.1%
China Everbright Ltd.	16,000	39,366	3.8%
China Mobile Ltd.	500	5,265	0.5%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
China (continued)
China Railway Group Ltd., H Shares	1,000	$766	0.1%
China Shenhua Energy Co. Ltd., H Shares	1,500	4,661	0.5%
China Telecom Corp. Ltd., H Shares	24,000	11,887	1.2%
CITIC Ltd.	5,000	7,869	0.8%
COSCO SHIPPING Ports Ltd.	6,000	6,282	0.6%
Country Garden Holdings Co. Ltd.	16,000	34,368	3.3%
Dongfeng Motor Group Co. Ltd., H Shares	32,000	41,672	4.1%
ENN Energy Holdings Ltd.	1,000	7,726	0.8%
Fosun International Ltd.	3,500	8,240	0.8%
Geely Automobile Holdings Ltd.	3,000	9,544	0.9%
Guangdong Investment Ltd.	2,000	2,974	0.3%
Hengan International Group Co. Ltd.	2,000	19,162	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	39,000	36,737	3.6%
Longfor Properties Co. Ltd.	8,000	26,107	2.5%
People’s Insurance Co. Group of China Ltd., H Shares	26,000	14,814	1.4%
Shimao Property Holdings Ltd.	1,000	2,967	0.3%
Tingyi Cayman Islands Holding Corp.	6,000	12,502	1.2%

		414,197
Denmark
Carlsberg A/S, Class B	12	1,542	0.2%
Coloplast A/S, Class B	101	8,979	0.9%
Danske Bank A/S	1,013	41,135	4.0%
Dfds A/S	279	16,741	1.6%
GN Store Nord A/S	1,792	60,430	5.9%
H. Lundbeck A/S	488	24,875	2.4%
Novo Nordisk A/S, Class B	338	18,758	1.8%
Rockwool International A/S, Class B	74	20,671	2.0%
Royal Unibrew A/S	248	15,067	1.5%
Topdanmark A/S	595	28,425	2.8%
Vestas Wind Systems A/S	150	10,231	1.0%

		246,854
Finland
Elisa Oyj	198	8,428	0.8%
Neste Oyj	156	10,797	1.1%
Orion Oyj, Class B	409	16,407	1.6%
Sampo Oyj, Class A	52	3,021	0.3%
Tieto Oyj	156	5,423	0.5%
UPM-Kymmene Oyj	1,673	56,411	5.5%
Valmet Oyj	156	3,500	0.3%

		103,987
France
Air France-KLM	157	2,435	0.2%
Arkema SA	454	58,001	5.7%
AXA SA	614	20,193	2.0%
BioMerieux	65	6,154	0.6%
BNP Paribas SA	47	3,882	0.4%
Bouygues SA	344	19,119	1.9%
Capgemini SE	115	15,265	1.5%
Cie de Saint-Gobain	604	35,083	3.4%
Cie Plastic Omnium SA	441	22,653	2.2%
CNP Assurances	395	10,124	1.0%
Eiffage SA	36	4,364	0.4%
Euler Hermes Group	349	52,830	5.1%
Eurazeo SA	74	7,790	0.8%
Faurecia	1,306	117,188	11.4%
Ipsen SA	12	1,680	0.2%

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
France (continued)
Mercialys SA	1,051	$23,905	2.3%
Orange SA	1,063	19,208	1.9%
Peugeot SA	4,059	91,171	8.9%
Safran SA	245	27,681	2.7%
Sanofi	587	51,804	5.0%
SEB SA	23	4,752	0.5%
Trigano SA	5	971	0.1%
Unibail-Rodamco SE	47	12,050	1.2%
Vinci SA	366	39,557	3.9%
Worldline SA	363	20,533	2.0%

		668,393
Germany
Allianz SE	15	3,794	0.4%
BASF SE	313	36,708	3.6%
Bayer AG, Registered Shares	274	35,904	3.5%
Bechtle AG	78	7,114	0.7%
Beiersdorf AG	135	16,006	1.6%
Covestro AG	69	7,945	0.8%
Deutsche Post AG, Registered Shares	414	19,555	1.9%
Deutsche Telekom AG	1,372	24,065	2.3%
E.ON SE	3,298	34,666	3.4%
Freenet AG	80	3,068	0.3%
Gerresheimer AG	78	6,813	0.7%
HOCHTIEF AG	79	14,287	1.4%
LEG Immobilien AG	182	20,540	2.0%
Merck KGaA	729	79,796	7.8%
MTU Aero Engines AG	100	17,927	1.7%
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	7	1,647	0.2%
ProSiebenSat.1 Media SE	207	7,930	0.8%
Rheinmetall AG	85	12,032	1.2%
Salzgitter AG	530	32,012	3.1%
Schaeffler AG	460	9,154	0.9%
Siltronic AG	6	996	0.1%
Suedzucker AG	53	1,010	0.1%
TUI AG	225	5,087	0.5%
Uniper SE	1,893	56,512	5.5%

		454,568
Hong Kong
CK Asset Holdings Ltd.	500	4,758	0.5%
CLP Holdings Ltd.	1,500	15,283	1.5%
Galaxy Entertainment Group Ltd.	3,000	26,466	2.6%
Haier Electronics Group Co. Ltd.	2,000	6,828	0.7%
Henderson Land Development Co. Ltd.	2,200	15,353	1.5%
Hong Kong & China Gas Co. Ltd.	12,000	23,702	2.3%
Hysan Development Co. Ltd.	1,000	5,586	0.5%
Kingboard Chemical Holdings Ltd.	11,000	60,189	5.9%
Kingboard Laminates Holdings Ltd.	2,000	3,513	0.3%
Lee & Man Paper Manufacturing Ltd.	17,000	19,966	1.9%
Sino Biopharmaceutical Ltd.	35,000	64,204	6.3%
Sino Land Co. Ltd.	6,000	11,060	1.1%
SJM Holdings Ltd.	7,000	6,980	0.7%
Sun Hung Kai Properties Ltd.	1,000	17,289	1.7%
VTech Holdings Ltd.	300	4,138	0.4%
Yue Yuen Industrial Holdings Ltd.	2,500	11,281	1.1%

		296,596
India
Vedanta Resources PLC	459	5,399	0.5%

Ireland
AerCap Holdings NV	688	37,221	3.6%

Italy
A2A SpA	4,194	8,060	0.8%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Italy (continued)
ACEA SpA	2,649	$51,175	5.0%
Azimut Holding SpA	331	7,538	0.7%
Brembo SpA	2,075	33,512	3.3%
De’ Longhi SpA	171	5,754	0.6%
Enel SpA	14,887	94,643	9.2%
FinecoBank Banca Fineco SpA	1,129	14,037	1.4%
Iren SpA	2,519	8,151	0.8%
Mediaset SpA	5,026	20,005	1.9%
Moncler SpA	565	18,620	1.8%
Recordati SpA	655	29,828	2.9%
Telecom Italia SpA	5,254	4,728	0.5%
Terna Rete Elettrica Nazionale SpA	3,112	18,731	1.8%

		314,782
Japan
Aeon Co. Ltd.	200	3,414	0.3%
Alfresa Holdings Corp.	500	12,170	1.2%
Amada Holdings Co. Ltd.	3,000	44,624	4.3%
Aoyama Trading Co. Ltd.	1,500	59,070	5.8%
Aozora Bank Ltd.	500	20,309	2.0%
Astellas Pharma, Inc.	7,500	98,634	9.6%
Autobacs Seven Co. Ltd.	2,000	40,039	3.9%
Azbil Corp.	200	9,322	0.9%
Bridgestone Corp.	1,200	58,567	5.7%
Canon, Inc.	2,100	83,790	8.2%
Casio Computer Co. Ltd.	1,000	15,228	1.5%
Central Japan Railway Co.	400	75,984	7.4%
Citizen Watch Co. Ltd.	200	1,537	0.1%
Credit Saison Co. Ltd.	300	5,481	0.5%
Daicel Corp.	300	3,648	0.4%
Daiichi Sankyo Co. Ltd.	1,600	53,718	5.2%
Daiichikosho Co. Ltd.	100	5,462	0.5%
Daiwa Securities Group, Inc.	2,000	14,397	1.4%
Denka Co. Ltd.	600	23,981	2.3%
East Japan Railway Co.	100	9,981	1.0%
Ezaki Glico Co. Ltd.	100	5,103	0.5%
FUJIFILM Holdings Corp.	300	11,564	1.1%
Glory Ltd.	200	7,836	0.8%
GS Yuasa Corp.	1,000	5,389	0.5%
Gungho Online Entertainment, Inc.	300	865	0.1%
Gunma Bank Ltd.	1,100	6,657	0.6%
Hakuhodo DY Holdings, Inc.	700	10,540	1.0%
Haseko Corp.	300	4,691	0.5%
Hitachi High-Technologies Corp.	100	4,722	0.5%
Hitachi Ltd.	2,000	15,960	1.6%
Ito En Ltd.	100	4,140	0.4%
ITOCHU Corp.	200	3,935	0.4%
Japan Airlines Co. Ltd.	800	30,230	2.9%
JSR Corp.	100	2,377	0.2%
JTEKT Corp.	200	3,591	0.3%
KDDI Corp.	100	2,538	0.2%
Kinden Corp.	3,900	65,272	6.4%
Kirin Holdings Co. Ltd.	2,700	67,635	6.6%
Kissei Pharmaceutical Co. Ltd.	500	14,122	1.4%
Komeri Co. Ltd.	400	11,537	1.1%
Konica Minolta, Inc.	200	2,002	0.2%
Kuraray Co. Ltd.	100	1,878	0.2%
Kurita Water Industries Ltd.	500	16,414	1.6%
Kyushu Railway Co.	1,700	54,674	5.3%
Lawson, Inc.	200	13,563	1.3%
Lintec Corp.	100	2,865	0.3%
Lion Corp.	1,000	18,764	1.8%
Mabuchi Motor Co. Ltd.	400	23,801	2.3%
Matsui Securities Co. Ltd.	900	8,579	0.8%
MEIJI Holdings Co. Ltd.	100	8,387	0.8%
Miraca Holdings, Inc.	1,200	54,813	5.3%
Mitsubishi Chemical Holdings Corp.	7,100	77,435	7.5%
Mitsubishi Gas Chemical Co., Inc.	500	14,173	1.4%

CONSOLIDATED SCHEDULE OF INVESTMENTS	55

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Mitsubishi Materials Corp.	200	$7,445	0.7%
Mixi, Inc.	200	8,831	0.9%
Morinaga & Co. Ltd.	200	10,395	1.0%
Nihon Kohden Corp.	100	2,360	0.2%
Nippon Paper Industries Co. Ltd.	100	1,904	0.2%
Nishi-Nippon Financial Holdings, Inc.	2,200	28,895	2.8%
Nissan Motor Co. Ltd.	1,200	12,855	1.3%
Nisshinbo Holdings, Inc.	100	1,426	0.1%
NTN Corp.	100	516	0.1%
Obayashi Corp.	800	9,659	0.9%
OSG Corp.	200	5,086	0.5%
Otsuka Corp.	100	8,419	0.8%
Pola Orbis Holdings, Inc.	400	15,659	1.5%
Sanwa Holdings Corp.	3,700	51,402	5.0%
Sapporo Holdings Ltd.	500	15,073	1.5%
Secom Co. Ltd.	500	38,322	3.7%
Sega Sammy Holdings, Inc.	500	6,998	0.7%
Seiko Epson Corp.	1,700	41,410	4.0%
Shionogi & Co. Ltd.	100	5,535	0.5%
Skylark Co. Ltd.	600	8,647	0.8%
Sompo Holdings, Inc.	100	4,015	0.4%
Sotetsu Holdings, Inc.	700	19,350	1.9%
Square Enix Holdings Co. Ltd.	100	4,568	0.4%
Sumitomo Dainippon Pharma Co. Ltd.	100	1,476	0.1%
Sumitomo Heavy Industries Ltd.	100	4,586	0.4%
Sumitomo Rubber Industries Ltd.	900	17,530	1.7%
Sundrug Co. Ltd.	100	4,304	0.4%
Suruga Bank Ltd.	400	8,110	0.8%
T&D Holdings, Inc.	400	7,172	0.7%
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,145	0.8%
Teijin Ltd.	100	2,217	0.2%
Tokai Tokyo Financial Holdings, Inc.	2,000	15,321	1.5%
Tokio Marine Holdings, Inc.	400	18,913	1.8%
Toyoda Gosei Co. Ltd.	800	21,291	2.1%
Toyota Boshoku Corp.	300	6,438	0.6%
Trend Micro, Inc.	200	10,827	1.1%
Ulvac, Inc.	300	20,110	2.0%
Yamazaki Baking Co. Ltd.	600	11,838	1.2%
Zensho Holdings Co. Ltd.	600	10,522	1.0%

		1,692,978
Kazakhstan
KAZ Minerals PLC	496	5,772	0.6%

Luxembourg
APERAM SA	127	7,553	0.7%

Netherlands
ASR Nederland NV	535	23,369	2.3%
Euronext NV	89	6,029	0.6%
ING Groep NV	1,177	23,111	2.3%
Koninklijke DSM NV	42	4,343	0.4%
NN Group NV	18	849	0.1%
Philips Lighting NV	3,234	127,162	12.4%
Wolters Kluwer NV	947	50,125	4.9%

		234,988
Norway
DNB ASA	254	5,163	0.5%
Leroy Seafood Group ASA	2,625	13,368	1.3%
Salmar ASA	223	6,063	0.6%
Statoil ASA	1,234	28,914	2.8%
TGS NOPEC Geophysical Co. ASA	457	11,481	1.1%

		64,989

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Portugal
EDP — Energias de Portugal SA	7,783	$27,337	2.7%
Jeronimo Martins SGPS SA	563	11,991	1.2%

		39,328
Singapore
CapitaLand Mall Trust	34,300	54,909	5.4%
ComfortDelGro Corp. Ltd.	6,300	10,074	1.0%
Genting Singapore PLC	27,800	28,546	2.8%
Mapletree Commercial Trust	4,800	6,184	0.6%
Mapletree Industrial Trust	59,600	96,320	9.4%
Singapore Airlines Ltd.	6,400	55,121	5.4%
Suntec Real Estate Investment Trust	8,400	13,231	1.3%
UOL Group Ltd.	700	4,868	0.5%
Yanlord Land Group Ltd.	34,300	48,373	4.7%

		317,626
South Korea
E-MART, Inc.	13	3,532	0.3%
Hankook Tire Co. Ltd.	555	27,796	2.7%
Hanwha Life Insurance Co. Ltd.	6,151	43,212	4.2%
Hyundai Development Co-Engineering & Construction	330	13,653	1.3%
Hyundai Engineering & Construction Co. Ltd.	175	7,025	0.7%
KB Financial Group, Inc.	44	2,767	0.3%
Kia Motors Corp.	472	15,304	1.5%
Korea Electric Power Corp.	1,084	36,262	3.5%
Korea Investment Holdings Co. Ltd.	256	20,939	2.0%
KT Corp.	3,366	93,172	9.1%
LG Corp.	245	20,433	2.0%
LG Electronics, Inc.	772	74,055	7.2%
Lotte Chemical Corp.	8	3,145	0.3%
POSCO	180	64,203	6.3%
Samsung Electronics Co. Ltd.	3	7,012	0.7%
Samsung Fire & Marine Insurance Co. Ltd.	49	13,252	1.3%
Shinhan Financial Group Co. Ltd.	1,039	51,582	5.0%
SK Holdings Co. Ltd.	18	5,366	0.5%
SK Innovation Co. Ltd.	290	55,533	5.4%
SK Telecom Co. Ltd.	58	14,403	1.4%
Yuhan Corp.	45	9,837	1.0%

		582,483
Spain
ACS Actividades de Construccion y Servicios SA	1,502	60,099	5.9%
Ebro Foods SA	1,359	33,476	3.3%
Grupo Catalana Occidente SA	564	26,399	2.6%
Repsol SA	2,102	39,562	3.9%
Tecnicas Reunidas SA	78	2,659	0.3%
Telefonica SA	8,479	86,983	8.5%
Viscofan SA	28	1,958	0.2%

		251,136
Sweden
Atlas Copco AB, Class A	85	3,986	0.4%
Boliden AB	667	24,214	2.4%
Fabege AB	145	3,175	0.3%
Holmen AB, B Shares	497	26,182	2.6%
Husqvarna AB, B Shares	499	5,206	0.5%
JM AB	1,374	30,994	3.0%
L E Lundbergföretagen AB, B Shares	311	25,097	2.4%
Loomis AB, Class B	353	14,114	1.4%
Peab AB	3,406	29,221	2.8%
Sandvik AB	204	4,016	0.4%

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	105	$1,327	0.1%
Svenska Handelsbanken AB, A Shares	366	5,327	0.5%
Tele2 AB, Class B	195	2,439	0.2%
Volvo AB, Class B	914	18,655	1.8%
Wallenstam AB, Class B	317	3,001	0.3%

		196,954
Switzerland
Adecco Group AG, Registered Shares	91	7,488	0.7%
Allreal Holding AG, Registered Shares	14	2,435	0.2%
Baloise Holding AG	6	982	0.1%
Banque Cantonale Vaudoise, Registered Shares	43	36,169	3.5%
Bkw AG	172	10,999	1.1%
Bucher Industries AG	13	5,956	0.6%
Clariant AG, Registered Shares	835	23,900	2.3%
Coca-Cola HBC AG	175	5,879	0.6%
Ferguson PLC	261	20,156	2.0%
GAM Holding AG	573	10,763	1.0%
Georg Fischer AG, Registered Shares	45	65,144	6.3%
Kuehne + Nagel International AG	3	551	0.1%
Logitech International SA, Registered Shares	1,226	51,417	5.0%
Novartis AG, Registered Shares	342	30,868	3.0%
PSP Swiss Property AG	7	688	0.1%
SGS SA, Registered Shares	10	26,882	2.6%
Sonova Holding AG	17	2,742	0.3%
Straumann Holding AG	26	19,845	1.9%
Vontobel Holding AG	160	11,560	1.1%

		334,424
Taiwan
AU Optronics Corp.	36,000	17,123	1.7%
Chailease Holding Co. Ltd.	11,000	36,971	3.6%
Chang Hwa Commercial Bank Ltd.	13,650	8,003	0.8%
Eva Airways Corp.	23,780	12,588	1.2%
Far Eastern New Century Corp.	3,000	2,677	0.3%
First Financial Holding Co. Ltd.	82,620	57,087	5.6%
Formosa Chemicals & Fibre Corp.	1,000	3,731	0.4%
Hua Nan Financial Holdings Co. Ltd.	18,900	11,278	1.1%
Innolux Corp.	77,000	36,264	3.5%
Lite-On Technology Corp.	33,000	48,496	4.7%
Pegatron Corp.	17,000	45,994	4.5%
Pou Chen Corp.	27,000	36,293	3.5%
President Chain Store Corp.	2,000	19,791	1.9%
Taishin Financial Holding Co. Ltd.	73,007	36,780	3.6%
Taiwan Cooperative Financial Holding Co. Ltd.	69,710	41,488	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	52,436	5.1%
Uni-President Enterprises Corp.	5,000	12,002	1.2%
Yuanta Financial Holding Co. Ltd.	19,000	9,113	0.9%

		488,115
United Kingdom
Anglo American PLC	335	8,121	0.8%
Ashmore Group PLC	1,754	10,707	1.0%
AstraZeneca PLC	298	20,685	2.0%
BAE Systems PLC	216	1,822	0.2%
Barratt Developments PLC	1,154	9,586	0.9%
Berkeley Group Holdings PLC	208	11,712	1.1%
Bodycote PLC	481	6,600	0.6%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
Britvic PLC	617	$6,434	0.6%
BT Group PLC	753	2,751	0.3%
Burberry Group PLC	608	13,635	1.3%
Direct Line Insurance Group PLC	3,086	16,179	1.6%
Electrocomponents PLC	488	4,246	0.4%
Experian PLC	210	4,840	0.5%
Firstgroup PLC	4,942	7,289	0.7%
GlaxoSmithKline PLC	489	9,102	0.9%
Grafton Group PLC	1,440	16,164	1.6%
Hammerson PLC	1,216	8,518	0.8%
HomeServe PLC	855	9,505	0.9%
Howden Joinery Group PLC	8,204	54,099	5.3%
IMI PLC	1,332	25,135	2.4%
Imperial Brands PLC	564	23,211	2.3%
Indivior PLC	1,285	7,341	0.7%
International Consolidated Airlines Group SA	187	1,698	0.2%
ITV PLC	3,098	7,346	0.7%
J Sainsbury PLC	898	3,231	0.3%
JD Sports Fashion PLC	6,653	34,592	3.4%
Jupiter Fund Management PLC	6,862	57,648	5.6%
Kingfisher PLC	8,325	40,982	4.0%
Legal & General Group PLC	227	872	0.1%
Lloyds Banking Group PLC	6,393	6,316	0.6%
Man Strategic Holdings PLC	11,236	34,636	3.4%
Moneysupermarket.com Group PLC	2,632	12,656	1.2%
National Express Group PLC	6,357	33,102	3.2%
Next PLC	317	22,889	2.2%
Pagegroup PLC	2,756	21,300	2.1%
Rightmove PLC	62	3,886	0.4%
Schroders PLC	32	1,690	0.2%
Smith & Nephew PLC	2,254	40,557	4.0%
Smiths Group PLC	155	3,520	0.3%
Spectris PLC	54	2,001	0.2%
SSE PLC	1,434	26,594	2.6%
Stagecoach Group PLC	203	436	0.0%
Tate & Lyle PLC	3,997	36,435	3.6%
Taylor Wimpey PLC	5,518	14,933	1.5%
Thomas Cook Group PLC	2,933	5,256	0.5%
TP ICAP PLC	1,455	10,949	1.1%
Travis Perkins PLC	312	6,470	0.6%
Victrex PLC	147	5,333	0.5%
Vodafone Group PLC	1,805	5,754	0.6%
William Hill PLC	731	3,218	0.3%

		721,982
United States
3M Co.	41	10,271	1.0%
Adobe Systems, Inc.	67	13,384	1.3%
AES Corp.	1,616	18,681	1.8%
AGCO Corp.	49	3,558	0.3%
Agilent Technologies, Inc.	369	27,096	2.6%
Air Products & Chemicals, Inc.	45	7,577	0.7%
Alexander’s, Inc.	14	5,087	0.5%
Alliant Energy Corp.	63	2,504	0.2%
Allison Transmission Holdings, Inc.	504	22,297	2.2%
Allstate Corp.	291	28,742	2.8%
Alphabet, Inc., Class A	43	50,835	5.0%
AMC Networks, Inc., Class A	67	3,457	0.3%
American Eagle Outfitters, Inc.	1,030	18,540	1.8%
American Financial Group, Inc.	48	5,440	0.5%
American Tower Corp.	13	1,920	0.2%
Ameriprise Financial, Inc.	37	6,242	0.6%
Amgen, Inc.	12	2,233	0.2%
Anadarko Petroleum Corp.	382	22,939	2.2%
Andeavor	119	12,871	1.3%

CONSOLIDATED SCHEDULE OF INVESTMENTS	57

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Antero Resources Corp.	452	$8,782	0.9%
Apartment Investment & Management Co., Class A	155	6,485	0.6%
Apple Hospitality REIT, Inc.	126	2,456	0.2%
Applied Industrial Technologies, Inc.	109	8,039	0.8%
Applied Materials, Inc.	76	4,076	0.4%
Armstrong World Industries, Inc.	194	12,164	1.2%
Arrow Electronics, Inc.	67	5,450	0.5%
Ashland Global Holdings, Inc.	110	7,985	0.8%
Aspen Technology, Inc.	33	2,556	0.2%
Associated Banc-Corp.	223	5,519	0.5%
Assurant, Inc.	84	7,684	0.7%
Assured Guaranty Ltd.	144	5,125	0.5%
Athene Holding Ltd.	591	29,645	2.9%
AvalonBay Communities, Inc.	44	7,498	0.7%
Avery Dennison Corp.	566	69,437	6.8%
Avista Corp.	84	4,230	0.4%
AXIS Capital Holdings Ltd.	104	5,255	0.5%
Baxter International, Inc.	855	61,586	6.0%
Becton Dickinson and Co.	40	9,718	0.9%
Best Buy Co., Inc.	692	50,558	4.9%
Big Lots, Inc.	249	15,134	1.5%
Biogen, Inc.	18	6,261	0.6%
Bloomin’ Brands, Inc.	1,204	26,524	2.6%
Boston Properties, Inc.	67	8,289	0.8%
Brandywine Realty Trust	534	9,580	0.9%
Brinker International, Inc.	176	6,396	0.6%
Brink’s Co.	26	2,168	0.2%
Bristol-Myers Squibb Co.	117	7,324	0.7%
Brown-Forman Corp., Class B	24	1,663	0.2%
CA, Inc.	49	1,757	0.2%
Cable One, Inc.	2	1,412	0.1%
Cabot Corp.	332	22,456	2.2%
Cabot Oil & Gas Corp.	172	4,532	0.4%
Cadence Design Systems, Inc.	57	2,557	0.2%
Camden Property Trust	68	5,886	0.6%
Campbell Soup Co.	39	1,815	0.2%
Capitol Federal Financial, Inc.	1,591	20,810	2.0%
Carter’s, Inc.	7	842	0.1%
Caterpillar, Inc.	7	1,139	0.1%
Cathay General Bancorp	141	6,167	0.6%
CBRE Group, Inc., Class A	326	14,895	1.5%
Celanese Corp., Series A	303	32,772	3.2%
Centene Corp.	53	5,684	0.6%
CenterPoint Energy, Inc.	1,677	47,258	4.6%
Cheesecake Factory, Inc.	614	30,203	2.9%
Chemed Corp.	232	60,452	5.9%
Chevron Corp.	379	47,508	4.6%
Cirrus Logic, Inc.	117	5,800	0.6%
Citrix Systems, Inc.	116	10,760	1.0%
Clorox Co.	204	28,905	2.8%
CMS Energy Corp.	45	2,014	0.2%
Columbia Property Trust, Inc.	103	2,255	0.2%
Comerica, Inc.	58	5,523	0.5%
Community Bank System, Inc.	66	3,518	0.3%
CommVault Systems, Inc.	159	8,483	0.8%
Conagra Brands, Inc.	666	25,308	2.5%
ConocoPhillips	1,000	58,810	5.7%
Convergys Corp.	1,218	28,343	2.8%
Cooper Cos., Inc.	41	10,031	1.0%
Core Laboratories NV	312	35,662	3.5%
CoreLogic, Inc.	59	2,794	0.3%
CoreSite Realty Corp.	73	7,907	0.8%
Crane Co.	264	26,384	2.6%
CSRA, Inc.	82	2,729	0.3%
CubeSmart	196	5,396	0.5%
Cullen/Frost Bankers, Inc.	48	5,108	0.5%
Curtiss-Wright Corp.	45	5,880	0.6%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
CVS Health Corp.	100	$7,869	0.8%
Dave & Buster’s Entertainment, Inc.	59	2,773	0.3%
Deckers Outdoor Corp.	15	1,286	0.1%
Deere & Co.	38	6,324	0.6%
Delphi Technologies PLC	13	718	0.1%
Deluxe Corp.	390	28,965	2.8%
Devon Energy Corp.	1,278	52,871	5.2%
Dick’s Sporting Goods, Inc.	114	3,586	0.3%
Discover Financial Services	57	4,549	0.4%
Discovery Communications, Inc., Class A	1,035	25,947	2.5%
Domtar Corp.	157	8,064	0.8%
Donaldson Co., Inc.	470	23,810	2.3%
Douglas Emmett, Inc.	31	1,199	0.1%
DTE Energy Co.	15	1,585	0.2%
Duke Realty Corp.	182	4,807	0.5%
Dun & Bradstreet Corp.	101	12,497	1.2%
E*TRADE Financial Corp.	114	6,008	0.6%
East West Bancorp, Inc.	68	4,482	0.4%
EastGroup Properties, Inc.	11	955	0.1%
Eastman Chemical Co.	6	595	0.1%
Eaton Vance Corp.	29	1,676	0.2%
Edgewell Personal Care Co.	22	1,242	0.1%
Electronic Arts, Inc.	49	6,221	0.6%
Eli Lilly & Co.	93	7,575	0.7%
EMCOR Group, Inc.	47	3,820	0.4%
Empire State Realty Trust, Inc., Class A	346	6,764	0.7%
Encompass Health Corp.	117	6,192	0.6%
Energizer Holdings, Inc.	73	4,250	0.4%
Entegris, Inc.	420	13,671	1.3%
EOG Resources, Inc.	226	25,990	2.5%
EPR Properties	287	16,950	1.7%
Equity LifeStyle Properties, Inc.	53	4,575	0.4%
Equity Residential	256	15,772	1.5%
Essent Group Ltd.	150	6,978	0.7%
Euronet Worldwide, Inc.	86	8,073	0.8%
Everest Re Group Ltd.	176	40,445	3.9%
Extra Space Storage, Inc.	110	9,183	0.9%
Federal Realty Investment Trust	13	1,570	0.2%
Fifth Third Bancorp	182	6,024	0.6%
First Industrial Realty Trust, Inc.	955	29,471	2.9%
Ford Motor Co.	1,390	15,248	1.5%
Fortinet, Inc.	40	1,842	0.2%
Fortune Brands Home & Security, Inc.	96	6,809	0.7%
Franklin Resources, Inc.	158	6,701	0.7%
Fresh Del Monte Produce, Inc.	238	11,260	1.1%
GameStop Corp., Class A	151	2,538	0.2%
Gap, Inc.	1,201	39,921	3.9%
GATX Corp.	615	43,751	4.3%
Generac Holdings, Inc.	286	13,994	1.4%
General Motors Co.	285	12,087	1.2%
Gilead Sciences, Inc.	275	23,045	2.2%
Glacier Bancorp, Inc.	43	1,686	0.2%
Goodyear Tire & Rubber Co.	377	13,127	1.3%
Graco, Inc.	120	5,616	0.5%
Graham Holdings Co., Class B	3	1,783	0.2%
Halliburton Co.	51	2,739	0.3%
Hanover Insurance Group, Inc.	144	16,294	1.6%
Hartford Financial Services Group, Inc.	94	5,523	0.5%
Hasbro, Inc.	128	12,105	1.2%
Hawaiian Holdings, Inc.	276	10,309	1.0%
HCA Healthcare, Inc.	897	90,741	8.8%
Heartland Express, Inc.	574	13,024	1.3%
Helen of Troy Ltd.	8	745	0.1%

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Herman Miller, Inc.	77	$3,119	0.3%
Hershey Co.	149	16,439	1.6%
Hewlett Packard Enterprise Co.	520	8,528	0.8%
Highwoods Properties, Inc.	553	26,478	2.6%
HollyFrontier Corp.	136	6,523	0.6%
Host Hotels & Resorts, Inc.	227	4,713	0.5%
HRG Group, Inc.	109	1,989	0.2%
HubSpot, Inc.	72	6,988	0.7%
Huntsman Corp.	92	3,180	0.3%
IAC/InterActiveCorp	100	14,497	1.4%
IDACorp, Inc.	11	949	0.1%
Illinois Tool Works, Inc.	66	11,462	1.1%
Ingredion, Inc.	197	28,297	2.8%
Intel Corp.	132	6,354	0.6%
International Business Machines Corp.	80	13,096	1.3%
Intuit, Inc.	54	9,067	0.9%
iRobot Corp.	39	3,461	0.3%
ITT, Inc.	31	1,736	0.2%
Jabil, Inc.	372	9,460	0.9%
Jack in the Box, Inc.	347	31,574	3.1%
JBG SMITH Properties	188	6,345	0.6%
John Wiley & Sons, Inc., Class A	62	3,931	0.4%
Johnson & Johnson	353	48,781	4.8%
Juniper Networks, Inc.	115	3,007	0.3%
KAR Auction Services, Inc.	11	600	0.1%
Kennametal, Inc.	85	4,146	0.4%
Kimberly-Clark Corp.	89	10,413	1.0%
Kroger Co.	349	10,596	1.0%
Kronos Worldwide, Inc.	933	25,611	2.5%
L3 Technologies, Inc.	30	6,374	0.6%
Laboratory Corp. of America Holdings	12	2,094	0.2%
Lamar Advertising Co., Class A	159	11,448	1.1%
Lamb Weston Holdings, Inc.	191	11,193	1.1%
Lancaster Colony Corp.	4	514	0.1%
Lear Corp.	494	95,411	9.3%
Liberty Property Trust	87	3,603	0.4%
LifePoint Health, Inc.	127	6,280	0.6%
Lincoln Electric Holdings, Inc.	11	1,073	0.1%
Lincoln National Corp.	248	20,534	2.0%
Louisiana-Pacific Corp.	57	1,688	0.2%
Lowe’s Cos., Inc.	48	5,027	0.5%
Macy’s, Inc.	447	11,600	1.1%
Madison Square Garden Co., Class A	16	3,453	0.3%
Marathon Oil Corp.	420	7,640	0.7%
Marathon Petroleum Corp.	596	41,285	4.0%
Masco Corp.	762	34,031	3.3%
Masimo Corp.	146	13,759	1.3%
Maxim Integrated Products, Inc.	170	10,370	1.0%
McKesson Corp.	7	1,182	0.1%
MDC Holdings, Inc.	103	3,472	0.3%
Merck & Co., Inc.	850	50,364	4.9%
Mettler-Toledo International, Inc.	4	2,701	0.3%
MGIC Investment Corp.	164	2,430	0.2%
Michaels Cos., Inc.	422	11,339	1.1%
Micron Technology, Inc.	168	7,345	0.7%
MKS Instruments, Inc.	87	8,900	0.9%
Molina Healthcare, Inc.	14	1,279	0.1%
Moody’s Corp.	24	3,883	0.4%
Moog, Inc., Class A	132	11,888	1.2%
Morningstar, Inc.	55	5,287	0.5%
Motorola Solutions, Inc.	562	55,897	5.4%
MSA Safety, Inc.	49	3,837	0.4%
MSC Industrial Direct Co., Inc., Class A	35	3,286	0.3%
MSCI, Inc.	9	1,253	0.1%

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Murphy Oil Corp.	56	$1,798	0.2%
Nasdaq, Inc.	57	4,612	0.4%
National Beverage Corp.	64	7,070	0.7%
National Health Investors, Inc.	53	3,738	0.4%
Newfield Exploration Co.	153	4,844	0.5%
Newmont Mining Corp.	125	5,064	0.5%
Noble Energy, Inc.	283	8,637	0.8%
Nu Skin Enterprises, Inc., Class A	46	3,305	0.3%
NVR, Inc.	1	3,178	0.3%
Occidental Petroleum Corp.	62	4,648	0.5%
OGE Energy Corp.	96	3,091	0.3%
Omnicom Group, Inc.	23	1,763	0.2%
ON Semiconductor Corp.	367	9,080	0.9%
ONE Gas, Inc.	34	2,408	0.2%
Owens Corning	533	49,553	4.8%
Owens-Illinois, Inc.	244	5,666	0.6%
PACCAR, Inc.	73	5,443	0.5%
Packaging Corp. of America	47	5,905	0.6%
PepsiCo, Inc.	107	12,872	1.3%
Performance Food Group Co.	218	7,488	0.7%
PerkinElmer, Inc.	28	2,244	0.2%
Philip Morris International, Inc.	6	643	0.1%
Phillips 66	633	64,819	6.3%
Piedmont Office Realty Trust, Inc., Class A	446	8,706	0.8%
Pinnacle West Capital Corp.	12	959	0.1%
PNM Resources, Inc.	214	8,153	0.8%
Portland General Electric Co.	44	1,863	0.2%
Potlatch Corp.	30	1,587	0.2%
Principal Financial Group, Inc.	367	24,809	2.4%
Progressive Corp.	46	2,489	0.2%
Prologis, Inc.	91	5,925	0.6%
Prudential Financial, Inc.	76	9,030	0.9%
PS Business Parks, Inc.	138	16,851	1.6%
Public Service Enterprise Group, Inc.	62	3,216	0.3%
QEP Resources, Inc.	487	4,558	0.4%
Qorvo, Inc.	65	4,665	0.5%
Quanta Services, Inc.	126	4,850	0.5%
Radian Group, Inc.	551	12,161	1.2%
Ralph Lauren Corp.	19	2,172	0.2%
Rayonier, Inc.	282	9,154	0.9%
Regal Beloit Corp.	129	10,049	1.0%
Regal Entertainment Group, Class A	706	16,153	1.6%
Regions Financial Corp.	617	11,865	1.2%
Reliance Steel & Aluminum Co.	210	18,394	1.8%
Robert Half International, Inc.	377	21,821	2.1%
Rollins, Inc.	193	9,523	0.9%
Ross Stores, Inc.	14	1,153	0.1%
Royal Caribbean Cruises Ltd.	5	668	0.1%
RPC, Inc.	952	19,230	1.9%
Ryder System, Inc.	150	13,055	1.3%
Ryman Hospitality Properties, Inc.	156	11,942	1.2%
S&P Global, Inc.	17	3,079	0.3%
Sally Beauty Holdings, Inc.	284	4,717	0.5%
Sanderson Farms, Inc.	132	16,751	1.6%
SBA Communications Corp.	4	698	0.1%
Science Applications International Corp.	43	3,296	0.3%
Seagate Technology PLC	400	22,080	2.2%
Signet Jewelers Ltd.	62	3,280	0.3%
Simon Property Group, Inc.	33	5,391	0.5%
Six Flags Entertainment Corp.	161	10,877	1.1%
Skechers U.S.A., Inc., Class A	17	700	0.1%
Skyworks Solutions, Inc.	12	1,167	0.1%
Sonoco Products Co.	368	19,986	1.9%
Sprouts Farmers Market, Inc.	288	8,044	0.8%

CONSOLIDATED SCHEDULE OF INVESTMENTS	59

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Starwood Property Trust, Inc.	232	$4,730	0.5%
State Street Corp.	194	21,373	2.1%
Steel Dynamics, Inc.	60	2,724	0.3%
Stryker Corp.	13	2,137	0.2%
SunTrust Banks, Inc.	27	1,909	0.2%
Syntel, Inc.	289	6,517	0.6%
T. Rowe Price Group, Inc.	20	2,233	0.2%
Tableau Software, Inc., Class A	26	1,997	0.2%
Take-Two Interactive Software, Inc.	44	5,573	0.5%
Target Corp.	85	6,394	0.6%
TCF Financial Corp.	329	7,057	0.7%
TEGNA, Inc.	346	5,007	0.5%
Teleflex, Inc.	6	1,667	0.2%
Telephone & Data Systems, Inc.	564	15,471	1.5%
Tenet Healthcare Corp.	289	5,456	0.5%
Tenneco, Inc.	450	26,105	2.5%
Teradata Corp.	41	1,661	0.2%
Texas Instruments, Inc.	59	6,471	0.6%
Thermo Fisher Scientific, Inc.	30	6,723	0.7%
Thor Industries, Inc.	74	10,113	1.0%
Timken Co.	138	7,252	0.7%
Torchmark Corp.	58	5,269	0.5%
Transocean Ltd.	262	2,827	0.3%
Trex Co., Inc.	99	11,047	1.1%
Trinseo SA	58	4,782	0.5%
Tupperware Brands Corp.	98	5,660	0.6%
Two Harbors Investment Corp.	592	8,732	0.9%
Ubiquiti Networks, Inc.	34	2,743	0.3%
UDR, Inc.	357	13,041	1.3%
United Continental Holdings, Inc.	85	5,765	0.6%
United Parcel Service, Inc., Class B	70	8,912	0.9%
United Rentals, Inc.	124	22,458	2.2%
United States Cellular Corp.	71	2,582	0.3%
UnitedHealth Group, Inc.	131	31,018	3.0%
Unum Group	158	8,404	0.8%
US Foods Holding Corp.	81	2,603	0.3%
Valero Energy Corp.	981	94,147	9.2%
Varian Medical Systems, Inc.	120	15,300	1.5%
Vector Group Ltd.	86	1,832	0.2%
Vectren Corp.	454	27,526	2.7%
Versum Materials, Inc.	112	4,122	0.4%
Vishay Intertechnology, Inc.	100	2,195	0.2%
Voya Financial, Inc.	39	2,024	0.2%
WABCO Holdings, Inc.	24	3,705	0.4%
Walgreens Boots Alliance, Inc.	107	8,053	0.8%
Wal-Mart Stores, Inc.	39	4,157	0.4%
Washington Real Estate Investment Trust	287	8,225	0.8%
Watsco, Inc.	25	4,495	0.4%
Wayfair, Inc., Class A	57	5,245	0.5%
Weingarten Realty Investors	162	4,787	0.5%
WellCare Health Plans, Inc.	1	210	0.0%
Werner Enterprises, Inc.	801	32,601	3.2%
Western Alliance Bancorp	11	645	0.1%
Western Digital Corp.	253	22,512	2.2%
Williams-Sonoma, Inc.	272	13,935	1.4%
Wolverine World Wide, Inc.	186	6,106	0.6%
Worldpay, Inc., Class A	29	2,329	0.2%
Worthington Industries, Inc.	118	5,518	0.5%
WR Grace & Co.	67	4,946	0.5%
WW Grainger, Inc.	31	8,359	0.8%
Xerox Corp.	83	2,833	0.3%

		3,943,452

Total Reference Entity — Long		$11,542,140

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Austria
ams AG	(57)	$(5,267)	(0.5)%
IMMOFINANZ AG	(3,131)	(8,023)	(0.8)%
Raiffeisen Bank International AG	(404)	(17,367)	(1.7)%
UNIQA Insurance Group AG	(663)	(8,162)	(0.8)%
Vienna Insurance Group AG Wiener Versicherung Gruppe	(209)	(7,416)	(0.7)%

		(46,235)
Belgium
Ackermans & van Haaren NV	(85)	(15,842)	(1.5)%
Cie d’Entreprises CFE	(51)	(7,370)	(0.7)%
Galapagos NV	(308)	(36,578)	(3.6)%
Groupe Bruxelles Lambert SA	(55)	(6,479)	(0.6)%
Melexis NV	(48)	(5,055)	(0.5)%
Ontex Group NV	(93)	(2,750)	(0.3)%

		(74,074)
Bermuda
Liberty Latin America Ltd.	(139)	(3,151)	(0.3)%

Canada
Waste Connections, Inc.	(1,475)	(105,934)	(10.3)%

China
3SBio, Inc.	(7,500)	(15,306)	(1.5)%
Alibaba Health Information Technology Ltd.	(14,640)	(7,654)	(0.7)%
BYD Co. Ltd., H Shares	(1,000)	(9,409)	(0.9)%
China Evergrande Group	(5,000)	(16,466)	(1.6)%
China Huarong Asset Management Co. Ltd., H Shares	(37,000)	(18,667)	(1.8)%
GOME Retail Holdings Ltd.	(3,000)	(380)	0.0%
Guotai Junan International Holdings Ltd.	(88,990)	(32,300)	(3.1)%
Semiconductor Manufacturing International Corp.	(19,330)	(27,819)	(2.7)%

		(128,001)
Denmark
AP Moller - Maersk A/S, Class B	(15)	(26,778)	(2.6)%
Chr Hansen Holding A/S	(99)	(8,654)	(0.8)%
DSV A/S	(666)	(54,758)	(5.3)%
FLSmidth & Co. A/S	(210)	(12,368)	(1.2)%
Genmab A/S	(32)	(5,861)	(0.6)%
Nets A/S	(240)	(6,606)	(0.6)%
Orsted A/S	(348)	(21,131)	(2.1)%

		(136,156)
Finland
Huhtamaki Oyj	(282)	(12,038)	(1.2)%
Kesko Oyj, Class B	(11)	(642)	(0.1)%
Kone Oyj, Class B	(530)	(30,340)	(3.0)%
Konecranes Oyj	(754)	(38,279)	(3.7)%
Metso Oyj	(166)	(5,796)	(0.6)%
Wartsila Oyj ABP	(510)	(34,864)	(3.4)%

		(121,959)
France
Accor SA	(792)	(45,077)	(4.4)%
Airbus SE	(53)	(6,095)	(0.6)%
Altran Technologies SA	(117)	(2,177)	(0.2)%
Bollore SA	(3)	(18)	0.0%
Bollore SA	(4,586)	(26,625)	(2.6)%
Bureau Veritas SA	(2,473)	(72,467)	(7.1)%
Carrefour SA	(351)	(8,370)	(0.8)%
Dassault Systemes SE	(171)	(19,714)	(1.9)%
Edenred	(595)	(19,203)	(1.9)%
Electricite de France SA	(2,020)	(27,776)	(2.7)%
Elis SA	(756)	(21,122)	(2.1)%
Eutelsat Communications SA	(453)	(9,971)	(1.0)%

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
France (continued)
Getlink SE	(5,571)	$(78,159)	(7.6)%
Hermes International	(117)	(64,672)	(6.3)%
JCDecaux SA	(730)	(31,582)	(3.1)%
Kering	(4)	(2,026)	(0.2)%
Klepierre	(101)	(4,614)	(0.4)%
Korian SA	(1,892)	(60,934)	(5.9)%
L’Oreal SA	(40)	(9,090)	(0.9)%
LVMH Moet Hennessy Louis Vuitton SE	(127)	(39,783)	(3.9)%
Nexans SA	(119)	(7,218)	(0.7)%
Pernod Ricard SA	(215)	(34,248)	(3.3)%
Publicis Groupe SA	(146)	(10,090)	(1.0)%
Remy Cointreau SA	(198)	(26,059)	(2.5)%
Renault SA	(120)	(13,180)	(1.3)%
Rexel SA	(450)	(8,107)	(0.8)%
Sartorius Stedim Biotech	(16)	(1,387)	(0.1)%
Schneider Electric SE	(206)	(19,302)	(1.9)%
Societe BIC SA	(53)	(6,069)	(0.6)%
Societe Generale SA	(115)	(6,684)	(0.7)%
Sodexo SA	(127)	(16,279)	(1.6)%
Sopra Steria Group	(56)	(11,365)	(1.1)%
SPIE SA	(451)	(11,208)	(1.1)%
Suez	(1,073)	(15,995)	(1.6)%
Technicolor SA	(2,856)	(10,672)	(1.0)%
Vicat SA	(113)	(9,310)	(0.9)%
Vivendi SA	(353)	(10,343)	(1.0)%
Wendel SA	(142)	(26,477)	(2.6)%

		(793,468)
Germany
1&1 Drillisch AG	(1,183)	(98,407)	(9.6)%
Aareal Bank AG	(159)	(8,038)	(0.8)%
Bilfinger SE	(2,261)	(106,129)	(10.3)%
Brenntag AG	(413)	(26,811)	(2.6)%
Carl Zeiss Meditec AG	(54)	(3,535)	(0.3)%
Commerzbank AG	(2,689)	(44,372)	(4.3)%
CompuGroup Medical SE	(57)	(3,610)	(0.4)%
CTS Eventim AG & Co. KGaA	(1,023)	(51,150)	(5.0)%
Daimler AG, Registered Shares	(209)	(19,142)	(1.9)%
Deutsche Bank AG	(179)	(3,294)	(0.3)%
Deutsche Wohnen SE	(1,418)	(64,116)	(6.2)%
DMG Mori AG	(1,327)	(78,670)	(7.7)%
Fraport AG Frankfurt Airport Services Worldwide	(44)	(5,210)	(0.5)%
GEA Group AG	(84)	(4,178)	(0.4)%
Grand City Properties SA	(523)	(12,730)	(1.2)%
Hapag-Lloyd AG	(1,457)	(60,436)	(5.9)%
Innogy SE	(506)	(19,290)	(1.9)%
K+S AG, Registered Shares	(1,060)	(29,791)	(2.9)%
KION Group AG	(213)	(19,578)	(1.9)%
LANXESS AG	(30)	(2,620)	(0.3)%
MAN SE	(45)	(5,352)	(0.5)%
Nemetschek SE	(168)	(16,552)	(1.6)%
Porsche Automobil Holding SE, Preference Shares	(377)	(34,887)	(3.4)%
Rational AG	(18)	(12,662)	(1.2)%
Sartorius AG	(224)	(26,809)	(2.6)%
Ströer SE & Co. KGaA	(113)	(8,709)	(0.8)%
Symrise AG	(869)	(72,824)	(7.1)%
Telefonica Deutschland Holding AG	(1,692)	(8,553)	(0.8)%
thyssenkrupp AG	(535)	(16,845)	(1.6)%
Vonovia SE	(35)	(1,726)	(0.2)%
Wirecard AG	(226)	(28,178)	(2.7)%
Zalando SE	(1,262)	(73,969)	(7.2)%

		(968,173)

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Ghana
Kosmos Energy Ltd.	(1,819)	$(12,569)	(1.2)%
Tullow Oil PLC	(7,149)	(20,343)	(2.0)%

		(32,912)
Hong Kong
Alibaba Pictures Group Ltd.	(130,000)	(18,114)	(1.8)%
Bank of East Asia Ltd.	(7,710)	(33,281)	(3.2)%
Haitong International Securities Group Ltd.	(73,333)	(51,876)	(5.1)%
Hongkong Land Holdings Ltd.	(3,800)	(27,360)	(2.7)%
Value Partners Group Ltd.	(2,277)	(2,893)	(0.3)%

		(133,524)
Ireland
COSMO Pharmaceuticals NV	(360)	(53,608)	(5.2)%
Greencore Group PLC	(3,988)	(11,013)	(1.1)%

		(64,621)
Isle of Man
GVC Holdings PLC	(1,992)	(26,219)	(2.6)%

Israel
Mellanox Technologies Ltd.	(62)	(4,027)	(0.4)%

Italy
Atlantia SpA	(151)	(4,998)	(0.5)%
Banca Popolare di Sondrio SCPA	(4,032)	(16,269)	(1.6)%
Banco BPM SpA	(9,415)	(35,837)	(3.5)%
BPER Banca	(4,438)	(25,902)	(2.5)%
Davide Campari-Milano SpA	(2,902)	(23,115)	(2.3)%
Infrastrutture Wireless Italiane SpA	(4,130)	(29,848)	(2.9)%
Italgas SpA	(675)	(4,168)	(0.4)%
Luxottica Group SpA	(501)	(32,214)	(3.1)%
Poste Italiane SpA	(253)	(2,093)	(0.2)%
Unione di Banche Italiane SpA	(2,269)	(11,761)	(1.1)%
Unipol Gruppo SpA	(7,618)	(42,024)	(4.1)%
UnipolSai Assicurazioni SpA	(9,417)	(24,347)	(2.4)%
Yoox Net-A-Porter Group SpA	(2,867)	(134,663)	(13.1)%

		(387,239)
Japan
Acom Co. Ltd.	(800)	(3,500)	(0.3)%
AEON Financial Service Co. Ltd.	(300)	(7,505)	(0.7)%
Aiful Corp.	(200)	(727)	(0.1)%
Ain Holdings, Inc.	(500)	(30,609)	(3.0)%
Air Water, Inc.	(1,200)	(25,751)	(2.5)%
Alps Electric Co. Ltd.	(1,100)	(31,787)	(3.1)%
Asahi Intecc Co. Ltd.	(1,400)	(53,784)	(5.2)%
Asahi Kasei Corp.	(100)	(1,312)	(0.1)%
Bank of Kyoto Ltd.	(100)	(5,634)	(0.5)%
Benesse Holdings, Inc.	(300)	(11,304)	(1.1)%
Calbee, Inc.	(400)	(14,133)	(1.4)%
Chiyoda Corp.	(4,314)	(41,037)	(4.0)%
Chugai Pharmaceutical Co. Ltd.	(600)	(31,711)	(3.1)%
Coca-Cola Bottlers Japan Holdings, Inc.	(300)	(10,628)	(1.0)%
Concordia Financial Group Ltd.	(400)	(2,439)	(0.2)%
Dai-ichi Life Holdings, Inc.	(500)	(10,544)	(1.0)%
Dentsu, Inc.	(500)	(22,435)	(2.2)%
FANUC Corp.	(100)	(27,142)	(2.6)%
GMO Payment Gateway, Inc.	(200)	(17,598)	(1.7)%
Hino Motors Ltd.	(100)	(1,330)	(0.1)%
Honda Motor Co. Ltd.	(700)	(24,686)	(2.4)%
House Foods Group, Inc.	(400)	(13,938)	(1.4)%
Idemitsu Kosan Co. Ltd.	(200)	(7,508)	(0.7)%
Inpex Corp.	(3,800)	(49,558)	(4.8)%
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,604)	(0.4)%
Isuzu Motors Ltd.	(200)	(3,387)	(0.3)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	61

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Itoham Yonekyu Holdings, Inc.	(2,300)	$(21,132)	(2.1)%
Iyo Bank Ltd.	(600)	(4,954)	(0.5)%
J. Front Retailing Co. Ltd.	(600)	(11,028)	(1.1)%
Japan Exchange Group, Inc.	(100)	(1,806)	(0.2)%
Japan Tobacco, Inc.	(200)	(6,628)	(0.6)%
Jfe Holdings, Inc.	(200)	(4,755)	(0.5)%
JGC Corp.	(4,400)	(95,627)	(9.3)%
JXTG Holdings, Inc.	(6,400)	(42,609)	(4.2)%
Kansai Paint Co. Ltd.	(1,100)	(27,208)	(2.7)%
Keihan Holdings Co. Ltd.	(600)	(19,021)	(1.9)%
Keikyu Corp.	(500)	(9,882)	(1.0)%
Keio Corp.	(300)	(14,285)	(1.4)%
Keisei Electric Railway Co. Ltd.	(1,100)	(37,355)	(3.6)%
Kewpie Corp.	(500)	(14,305)	(1.4)%
Keyence Corp.	(300)	(183,332)	(17.9)%
Kikkoman Corp.	(100)	(4,152)	(0.4)%
Kintetsu Group Holdings Co. Ltd.	(300)	(11,878)	(1.2)%
Kubota Corp.	(2,900)	(59,269)	(5.8)%
Kyowa Exeo Corp.	(200)	(5,192)	(0.5)%
Kyowa Hakko Kirin Co. Ltd.	(500)	(9,754)	(1.0)%
Kyushu Financial Group, Inc.	(1,600)	(9,613)	(0.9)%
LINE Corp.	(1,997)	(89,269)	(8.7)%
Marui Group Co. Ltd.	(500)	(9,139)	(0.9)%
Mebuki Financial Group, Inc.	(5,100)	(23,284)	(2.3)%
Mitsubishi Heavy Industries Ltd.	(200)	(7,547)	(0.7)%
Mitsubishi Logistics Corp.	(1,000)	(26,283)	(2.6)%
Mitsubishi Motors Corp.	(8,300)	(61,760)	(6.0)%
Mitsubishi UFJ Financial Group, Inc.	(400)	(3,025)	(0.3)%
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,889)	(0.4)%
Mitsui OSK Lines Ltd.	(600)	(21,614)	(2.1)%
Miura Co. Ltd.	(400)	(11,426)	(1.1)%
Mizuho Financial Group, Inc.	(4,400)	(8,341)	(0.8)%
Monotaro Co. Ltd.	(100)	(3,163)	(0.3)%
Nidec Corp.	(700)	(112,661)	(11.0)%
Nifco, Inc.	(100)	(7,016)	(0.7)%
Nintendo Co. Ltd.	(100)	(45,291)	(4.4)%
Nippon Electric Glass Co. Ltd.	(300)	(12,404)	(1.2)%
Nippon Paint Holdings Co. Ltd.	(100)	(3,594)	(0.4)%
Nippon Steel & Sumitomo Metal Corp.	(400)	(10,209)	(1.0)%
Nippon Yusen KK	(300)	(7,542)	(0.7)%
Nipro Corp.	(1,000)	(15,377)	(1.5)%
Nisshin Seifun Group, Inc.	(500)	(10,051)	(1.0)%
NOK Corp.	(400)	(9,332)	(0.9)%
Nomura Holdings, Inc.	(1,600)	(10,446)	(1.0)%
NS Solutions Corp.	(700)	(18,863)	(1.8)%
NSK Ltd.	(100)	(1,658)	(0.2)%
Odakyu Electric Railway Co. Ltd.	(2,200)	(48,593)	(4.7)%
Olympus Corp.	(100)	(3,852)	(0.4)%
Orient Corp.	(2,600)	(4,302)	(0.4)%
Oriental Land Co. Ltd.	(200)	(19,549)	(1.9)%
Otsuka Holdings Co. Ltd.	(300)	(13,327)	(1.3)%
Park24 Co. Ltd.	(800)	(20,012)	(1.9)%
PeptiDream, Inc.	(2,600)	(106,845)	(10.4)%
Pigeon Corp.	(400)	(15,640)	(1.5)%
Rakuten, Inc.	(700)	(6,335)	(0.6)%
Renesas Electronics Corp.	(400)	(4,714)	(0.5)%
Ricoh Co. Ltd.	(200)	(1,971)	(0.2)%
Rinnai Corp.	(200)	(18,884)	(1.8)%
Santen Pharmaceutical Co. Ltd.	(2,200)	(35,723)	(3.5)%
Sawai Pharmaceutical Co. Ltd.	(400)	(18,212)	(1.8)%
SCSK Corp.	(1,300)	(59,902)	(5.8)%
Seibu Holdings, Inc.	(1,300)	(26,057)	(2.5)%
Seven Bank Ltd.	(300)	(1,109)	(0.1)%
Shimadzu Corp.	(200)	(5,080)	(0.5)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Japan (continued)
Shimano, Inc.	(100)	$(14,334)	(1.4)%
Shinsei Bank Ltd.	(800)	(13,988)	(1.4)%
Sohgo Security Services Co. Ltd.	(300)	(16,322)	(1.6)%
Sojitz Corp.	(6,500)	(21,044)	(2.1)%
Sony Corp.	(100)	(4,796)	(0.5)%
Sony Financial Holdings, Inc.	(200)	(3,679)	(0.4)%
Sosei Group Corp.	(400)	(42,932)	(4.2)%
Sumitomo Metal Mining Co. Ltd.	(600)	(28,172)	(2.7)%
Sumitomo Mitsui Financial Group, Inc.	(200)	(9,007)	(0.9)%
Sysmex Corp.	(700)	(55,102)	(5.4)%
Tokyo Broadcasting System Holdings, Inc.	(1,800)	(43,374)	(4.2)%
Tokyu Corp.	(100)	(1,677)	(0.2)%
Toyo Seikan Group Holdings Ltd.	(600)	(9,726)	(0.9)%
Tsumura & Co.	(200)	(6,741)	(0.7)%
Tsuruha Holdings, Inc.	(300)	(41,898)	(4.1)%
TV Asahi Holdings Corp.	(800)	(16,543)	(1.6)%
Unicharm Corp.	(1,100)	(29,464)	(2.9)%
Universal Entertainment Corp.	(1,814)	(86,513)	(8.4)%
Yamaha Corp.	(500)	(20,676)	(2.0)%
Yamaha Motor Co. Ltd.	(400)	(13,364)	(1.3)%
Yamato Holdings Co. Ltd.	(900)	(23,242)	(2.3)%

		(2,493,261)
Jersey
Randgold Resources Ltd.	(253)	(25,560)	(2.5)%

Jordan
Hikma Pharmaceuticals PLC	(808)	(11,112)	(1.1)%

Luxembourg
Tenaris SA	(120)	(2,096)	(0.2)%

Mexico
Fresnillo PLC	(252)	(4,825)	(0.5)%

Netherlands
Altice NV, Class A	(416)	(4,461)	(0.4)%
Altice NV, Class B	(592)	(6,351)	(0.6)%
ASML Holding NV	(52)	(10,542)	(1.0)%
Boskalis Westminster	(478)	(19,074)	(1.9)%
Cimpress NV	(76)	(9,683)	(0.9)%
EXOR NV	(45)	(3,479)	(0.3)%
Gemalto NV	(295)	(18,229)	(1.8)%
Heineken NV	(77)	(8,654)	(0.8)%
IMCD Group NV	(622)	(41,550)	(4.0)%
Koninklijke KPN NV	(1,553)	(5,442)	(0.5)%
Koninklijke Vopak NV	(720)	(32,501)	(3.2)%
Oci NV	(31)	(787)	(0.1)%
Royal Dutch Shell PLC, B Shares	(529)	(18,765)	(1.8)%
SBM Offshore NV	(1,931)	(36,065)	(3.5)%

		(215,583)
Norway
Aker BP ASA	(1,206)	(34,899)	(3.4)%
Gjensidige Forsikring ASA	(821)	(15,488)	(1.5)%
Orkla ASA	(2,159)	(22,467)	(2.2)%
Schibsted ASA, Class A	(449)	(14,451)	(1.4)%
Yara International ASA	(158)	(7,600)	(0.7)%

		(94,905)
Portugal
Banco Comercial Portugues SA, Class R	(60,411)	(24,121)	(2.4)%
NOS SGPS SA	(1,417)	(9,650)	(0.9)%

		(33,771)
Singapore
Sembcorp Industries Ltd.	(4,500)	(11,629)	(1.1)%
Singapore Post Ltd.	(35,200)	(34,615)	(3.4)%

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Singapore (continued)
Singapore Telecommunications Ltd.	(32,400)	$(87,418)	(8.5)%
Wilmar International Ltd.	(7,900)	(19,239)	(1.9)%

		(152,901)
South Africa
Investec PLC	(3,185)	(24,745)	(2.4)%
Mediclinic International PLC	(720)	(6,105)	(0.6)%

		(30,850)
South Korea
CJ Logistics Corp.	(4)	(543)	(0.1)%
Hanmi Science Co. Ltd.	(55)	(5,413)	(0.5)%
Hanssem Co. Ltd.	(47)	(7,503)	(0.7)%
Hyundai Robotics Co. Ltd.	(26)	(11,090)	(1.1)%
Korea Aerospace Industries Ltd.	(73)	(3,603)	(0.4)%
Lotte Corp.	(24)	(1,568)	(0.2)%
Netmarble Games Corp.	(160)	(26,003)	(2.5)%
Orion Corp.	(33)	(3,616)	(0.4)%
Samsung Heavy Industries Co. Ltd.	(5,974)	(51,315)	(5.0)%

		(110,654)
Spain
Acerinox SA	(706)	(10,382)	(1.0)%
Banco Bilbao Vizcaya Argentaria SA	(640)	(6,006)	(0.6)%
Banco de Sabadell SA	(20,745)	(49,307)	(4.8)%
Banco Santander SA	(3,563)	(26,453)	(2.6)%
Bankia SA	(8,706)	(44,070)	(4.3)%
CaixaBank SA	(1,862)	(10,044)	(1.0)%
Cellnex Telecom SA	(358)	(9,666)	(0.9)%
CIE Automotive SA	(674)	(23,098)	(2.3)%
Ferrovial SA	(3,268)	(75,023)	(7.3)%
Gas Natural SDG SA	(551)	(12,740)	(1.2)%
Grifols SA	(227)	(7,301)	(0.7)%
Industria de Diseno Textil SA	(433)	(15,494)	(1.5)%
Melia Hotels International SA	(953)	(13,468)	(1.3)%
Prosegur Cia de Seguridad SA	(2,166)	(18,008)	(1.8)%
Siemens Gamesa Renewable Energy SA	(3,432)	(53,549)	(5.2)%
Zardoya Otis SA	(5,709)	(65,210)	(6.4)%

		(439,819)
Sweden
AAK AB	(773)	(71,899)	(7.0)%
Assa Abloy AB, Class B	(3,625)	(80,354)	(7.8)%
BillerudKorsnas AB	(81)	(1,247)	(0.1)%
Essity AB, Class B	(117)	(3,505)	(0.3)%
Hennes & Mauritz AB, B Shares	(927)	(16,392)	(1.6)%
ICA Gruppen AB	(208)	(8,126)	(0.8)%
Indutrade AB	(310)	(9,561)	(0.9)%
Intrum Justitia AB	(98)	(3,636)	(0.4)%
Modern Times Group MTG AB, Class B	(298)	(13,669)	(1.3)%
Nibe Industrier AB, B Shares	(370)	(3,603)	(0.4)%
Securitas AB, B Shares	(201)	(3,721)	(0.4)%
Swedbank AB, A Shares	(44)	(1,125)	(0.1)%
Telefonaktiebolaget LM Ericsson, B Shares	(1,195)	(7,686)	(0.7)%
Trelleborg AB, B Shares	(653)	(17,430)	(1.7)%

		(241,954)
Switzerland
Aryzta AG	(229)	(6,161)	(0.6)%
Cie Financiere Richemont SA, Registered Shares	(225)	(21,581)	(2.1)%
Credit Suisse Group AG, Registered Shares	(1,808)	(34,969)	(3.4)%
EMS-Chemie Holding AG, Registered Shares	(18)	(13,232)	(1.3)%
Flughafen Zurich AG	(186)	(47,386)	(4.6)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Switzerland (continued)
Geberit AG	(40)	$(18,945)	(1.8)%
Givaudan SA, Registered Shares	(12)	(28,887)	(2.8)%
Glencore PLC	(8,243)	(47,244)	(4.6)%
OC Oerlikon Corp. AG	(1,227)	(21,892)	(2.1)%
Panalpina Welttransport Holding AG	(64)	(10,591)	(1.0)%
Pargesa Holding SA, Class B	(18)	(1,641)	(0.2)%
Sika AG	(2)	(17,326)	(1.7)%
Sulzer AG	(37)	(5,258)	(0.5)%
VAT Group AG	(44)	(7,029)	(0.7)%
Vifor Pharma AG	(700)	(102,949)	(10.0)%

		(385,091)
Taiwan
Eclat Textile Co. Ltd.	(14)	(141)	0.0%
Globalwafers Co. Ltd.	(650)	(9,938)	(1.0)%
Nanya Technology Corp.	(1,000)	(2,714)	(0.3)%

		(12,793)
United Kingdom
Admiral Group PLC	(407)	(10,688)	(1.0)%
Aggreko PLC	(891)	(10,206)	(1.0)%
ASOS PLC	(247)	(26,077)	(2.5)%
Auto Trader Group PLC	(949)	(4,852)	(0.5)%
B&M European Value Retail SA	(1,338)	(7,898)	(0.8)%
Babcock International Group PLC	(1,892)	(18,429)	(1.8)%
boohoo.com plc	(4,741)	(12,477)	(1.2)%
BP PLC	(1,476)	(10,530)	(1.0)%
British American Tobacco PLC	(163)	(11,141)	(1.1)%
BTG PLC	(3,318)	(35,027)	(3.4)%
Bunzl PLC	(226)	(6,611)	(0.6)%
Cairn Energy PLC	(12,008)	(35,330)	(3.4)%
Capital & Counties Properties PLC	(5,004)	(21,015)	(2.0)%
CNH Industrial NV	(1,934)	(28,598)	(2.8)%
Cobham PLC	(28,047)	(52,068)	(5.1)%
Compass Group PLC	(239)	(5,032)	(0.5)%
Croda International PLC	(91)	(5,791)	(0.6)%
Daily Mail & General Trust PLC, A Shares	(1,877)	(16,990)	(1.7)%
Derwent London PLC	(586)	(24,345)	(2.4)%
Diageo PLC	(21)	(756)	(0.1)%
Domino’s Pizza Group PLC	(2,062)	(9,887)	(1.0)%
Drax Group PLC	(12,256)	(45,183)	(4.4)%
easyJet PLC	(1,734)	(40,870)	(4.0)%
Great Portland Estates PLC	(3,050)	(28,850)	(2.8)%
Halma PLC	(1,378)	(25,010)	(2.4)%
Hargreaves Lansdown PLC	(1,182)	(31,190)	(3.0)%
Hays PLC	(3,776)	(10,840)	(1.1)%
HSBC Holdings PLC	(2,038)	(21,743)	(2.1)%
Informa PLC	(4,788)	(47,325)	(4.6)%
Inmarsat PLC	(1,245)	(8,206)	(0.8)%
Intertek Group PLC	(243)	(17,338)	(1.7)%
John Wood Group PLC	(213)	(1,963)	(0.2)%
Johnson Matthey PLC	(228)	(11,206)	(1.1)%
Just Eat PLC	(1,269)	(14,667)	(1.4)%
Meggitt PLC	(2,074)	(13,663)	(1.3)%
Melrose Industries PLC	(26,144)	(84,020)	(8.2)%
Merlin Entertainments PLC	(725)	(3,383)	(0.3)%
Metro Bank PLC	(522)	(26,934)	(2.6)%
Micro Focus International PLC	(1,213)	(37,080)	(3.6)%
NEX Group PLC	(1,053)	(8,866)	(0.9)%
Ocado Group PLC	(5,509)	(39,419)	(3.8)%
Old Mutual PLC	(673)	(2,234)	(0.2)%
Pearson PLC	(367)	(3,612)	(0.4)%
Pennon Group PLC	(4,152)	(42,443)	(4.1)%
Phoenix Group Holdings	(7,274)	(78,954)	(7.7)%
Redrow PLC	(1)	(9)	0.0%
Rolls-Royce Holdings PLC	(236)	(2,928)	(0.3)%
RPC Group PLC	(379)	(4,579)	(0.4)%
Serco Group PLC	(45,128)	(56,834)	(5.5)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	63

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United Kingdom (continued)
Severn Trent PLC	(115)	$(3,196)	(0.3)%
Shaftesbury PLC	(1,338)	(19,015)	(1.9)%
Sophos Group PLC	(2,548)	(23,205)	(2.3)%
St. James’s Place PLC	(129)	(2,178)	(0.2)%
Tesco PLC	(3,990)	(11,863)	(1.2)%
Virgin Money Holdings UK PLC	(1,943)	(7,705)	(0.8)%
Weir Group PLC	(1,547)	(48,501)	(4.7)%
Workspace Group PLC	(462)	(6,789)	(0.7)%

		(1,185,549)
United States
ACADIA Pharmaceuticals, Inc.	(305)	(9,123)	(0.9)%
Acadia Realty Trust	(219)	(5,379)	(0.5)%
Acxiom Corp.	(124)	(3,357)	(0.3)%
Adient PLC	(149)	(9,655)	(0.9)%
Advanced Micro Devices, Inc.	(136)	(1,869)	(0.2)%
AECOM	(93)	(3,637)	(0.4)%
Albemarle Corp.	(24)	(2,678)	(0.3)%
Alexandria Real Estate Equities, Inc.	(24)	(3,113)	(0.3)%
Alleghany Corp.	(18)	(11,299)	(1.1)%
Allegheny Technologies, Inc.	(285)	(7,684)	(0.7)%
Allegiant Travel Co.	(31)	(4,937)	(0.5)%
Allergan PLC	(25)	(4,507)	(0.4)%
Alliance Data Systems Corp.	(39)	(10,010)	(1.0)%
Amazon.com, Inc.	(6)	(8,705)	(0.8)%
Ambarella, Inc.	(306)	(15,422)	(1.5)%
AMERCO	(12)	(4,381)	(0.4)%
American Campus Communities, Inc.	(329)	(12,653)	(1.2)%
AmTrust Financial Services, Inc.	(647)	(8,683)	(0.8)%
Analog Devices, Inc.	(205)	(18,835)	(1.8)%
Anixter International, Inc.	(55)	(4,604)	(0.4)%
Archer-Daniels-Midland Co.	(264)	(11,339)	(1.1)%
Autodesk, Inc.	(45)	(5,203)	(0.5)%
Automatic Data Processing, Inc.	(148)	(18,297)	(1.8)%
Avnet, Inc.	(238)	(10,115)	(1.0)%
Axalta Coating Systems Ltd.	(188)	(5,922)	(0.6)%
Balchem Corp.	(31)	(2,449)	(0.2)%
Bank of the Ozarks, Inc.	(49)	(2,448)	(0.2)%
Bemis Co., Inc.	(31)	(1,449)	(0.1)%
Berkshire Hathaway, Inc., Class B	(95)	(20,366)	(2.0)%
Blackhawk Network Holdings, Inc.	(39)	(1,773)	(0.2)%
Blackstone Mortgage Trust, Inc., Class A	(139)	(4,309)	(0.4)%
Broadcom Ltd.	(44)	(10,913)	(1.1)%
Caesars Entertainment Corp.	(1,961)	(27,356)	(2.7)%
Callon Petroleum Co.	(795)	(9,023)	(0.9)%
Cal-Maine Foods, Inc.	(497)	(21,147)	(2.1)%
Capital One Financial Corp.	(51)	(5,302)	(0.5)%
Carlisle Cos., Inc.	(102)	(11,649)	(1.1)%
CH Robinson Worldwide, Inc.	(76)	(6,951)	(0.7)%
Chemical Financial Corp.	(195)	(11,390)	(1.1)%
Cheniere Energy, Inc.	(105)	(5,939)	(0.6)%
Chesapeake Energy Corp.	(1,319)	(4,617)	(0.4)%
Ciena Corp.	(72)	(1,532)	(0.1)%
Cincinnati Financial Corp.	(106)	(8,151)	(0.8)%
Cinemark Holdings, Inc.	(30)	(1,104)	(0.1)%
Citigroup, Inc.	(288)	(22,602)	(2.2)%
Cleveland-Cliffs, Inc., Class A	(1,252)	(8,576)	(0.8)%
Clovis Oncology, Inc.	(194)	(11,737)	(1.1)%
CME Group, Inc.	(31)	(4,758)	(0.5)%
CNX Resources Corp.	(280)	(3,923)	(0.4)%
Columbia Sportswear Co.	(14)	(1,045)	(0.1)%
Compass Minerals International, Inc.	(26)	(1,895)	(0.2)%
CONSOL Energy, Inc.	(35)	(1,135)	(0.1)%
Continental Resources, Inc.	(397)	(22,045)	(2.1)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Copart, Inc.	(50)	$(2,204)	(0.2)%
Cornerstone OnDemand, Inc.	(163)	(6,704)	(0.7)%
CoStar Group, Inc.	(27)	(9,345)	(0.9)%
Cotiviti Holdings, Inc.	(204)	(7,140)	(0.7)%
Cousins Properties, Inc.	(1,394)	(12,546)	(1.2)%
Covanta Holding Corp.	(744)	(12,164)	(1.2)%
Cree, Inc.	(75)	(2,588)	(0.3)%
Crown Castle International Corp.	(54)	(6,090)	(0.6)%
CSX Corp.	(74)	(4,201)	(0.4)%
Cypress Semiconductor Corp.	(179)	(3,095)	(0.3)%
CyrusOne, Inc.	(473)	(27,287)	(2.7)%
DDR Corp.	(121)	(983)	(0.1)%
DENTSPLY SIRONA, Inc.	(78)	(4,743)	(0.5)%
DexCom, Inc.	(206)	(11,989)	(1.2)%
DISH Network Corp., Class A	(304)	(14,258)	(1.4)%
Dorman Products, Inc.	(82)	(6,186)	(0.6)%
Dunkin’ Brands Group, Inc.	(91)	(5,883)	(0.6)%
Eagle Materials, Inc.	(21)	(2,353)	(0.2)%
Ensco PLC, Class A	(387)	(2,283)	(0.2)%
Envision Healthcare Corp.	(646)	(23,250)	(2.3)%
Exact Sciences Corp.	(72)	(3,579)	(0.3)%
Expedia, Inc.	(114)	(14,593)	(1.4)%
Extended Stay America, Inc.	(289)	(5,846)	(0.6)%
Financial Engines, Inc.	(394)	(11,209)	(1.1)%
Finisar Corp.	(586)	(10,525)	(1.0)%
FireEye, Inc.	(100)	(1,508)	(0.1)%
First Republic Bank	(33)	(2,955)	(0.3)%
First Solar, Inc.	(215)	(14,442)	(1.4)%
Flowserve Corp.	(110)	(4,985)	(0.5)%
FNB Corp.	(1,776)	(25,486)	(2.5)%
Frank’s International NV	(6,996)	(48,412)	(4.7)%
Gaming and Leisure Properties, Inc.	(44)	(1,603)	(0.2)%
General Electric Co.	(1,103)	(17,836)	(1.7)%
Genuine Parts Co.	(141)	(14,674)	(1.4)%
Goldman Sachs Group, Inc.	(27)	(7,233)	(0.7)%
Hancock Holding Co.	(10)	(537)	(0.1)%
Harris Corp.	(19)	(3,028)	(0.3)%
HCP, Inc.	(123)	(2,962)	(0.3)%
Healthcare Trust of America, Inc., Class A	(294)	(8,117)	(0.8)%
HealthEquity, Inc.	(105)	(5,315)	(0.5)%
HEICO Corp.	(9)	(703)	(0.1)%
HEICO Corp., Class A	(80)	(5,268)	(0.5)%
Hilltop Holdings, Inc.	(174)	(4,557)	(0.4)%
Hope Bancorp, Inc.	(73)	(1,390)	(0.1)%
Hormel Foods Corp.	(312)	(10,711)	(1.0)%
Howard Hughes Corp.	(18)	(2,267)	(0.2)%
Huntington Bancshares, Inc.	(295)	(4,773)	(0.5)%
Incyte Corp.	(71)	(6,411)	(0.6)%
Integrated Device Technology, Inc.	(92)	(2,751)	(0.3)%
Interactive Brokers Group, Inc., Class A	(169)	(10,814)	(1.1)%
Intercept Pharmaceuticals, Inc.	(369)	(22,915)	(2.2)%
Intercontinental Exchange, Inc.	(165)	(12,184)	(1.2)%
International Bancshares Corp.	(29)	(1,204)	(0.1)%
Intrexon Corp.	(276)	(3,588)	(0.3)%
Iron Mountain, Inc.	(74)	(2,592)	(0.3)%
Jagged Peak Energy, Inc.	(101)	(1,298)	(0.1)%
JELD-WEN Holding, Inc.	(641)	(25,178)	(2.5)%
Juno Therapeutics, Inc.	(453)	(38,872)	(3.8)%
Kennedy-Wilson Holdings, Inc.	(192)	(3,408)	(0.3)%
Keysight Technologies, Inc.	(87)	(4,065)	(0.4)%
Kimco Realty Corp.	(216)	(3,437)	(0.3)%
Kinder Morgan, Inc.	(64)	(1,151)	(0.1)%
Kirby Corp.	(57)	(4,269)	(0.4)%
Kite Realty Group Trust	(48)	(809)	(0.1)%

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Knight-Swift Transportation Holdings, Inc.	(205)	$(10,207)	(1.0)%
Kraft Heinz Co.	(48)	(3,763)	(0.4)%
La Quinta Holdings, Inc.	(237)	(4,723)	(0.5)%
Laredo Petroleum, Inc.	(409)	(3,980)	(0.4)%
LCI Industries	(58)	(6,395)	(0.6)%
Leidos Holdings, Inc.	(144)	(9,590)	(0.9)%
LendingTree, Inc.	(27)	(9,932)	(1.0)%
Lennar Corp., Class A	(38)	(2,381)	(0.2)%
Lennar Corp., Class B	(1)	(51)	0.0%
Liberty Media Corp.-Liberty Formula One, Class C	(95)	(3,581)	(0.3)%
Life Storage, Inc.	(23)	(1,911)	(0.2)%
Lions Gate Entertainment Corp., Class B	(168)	(5,376)	(0.5)%
Live Nation Entertainment, Inc.	(38)	(1,712)	(0.2)%
Loews Corp.	(343)	(17,716)	(1.7)%
LogMeIn, Inc.	(33)	(4,151)	(0.4)%
Lumentum Holdings, Inc.	(106)	(4,908)	(0.5)%
MACOM Technology Solutions Holdings, Inc.	(106)	(3,297)	(0.3)%
Markel Corp.	(3)	(3,443)	(0.3)%
MarketAxess Holdings, Inc.	(38)	(7,456)	(0.7)%
Martin Marietta Materials, Inc.	(30)	(6,845)	(0.7)%
MasTec, Inc.	(119)	(6,355)	(0.6)%
Matador Resources Co.	(1,096)	(35,521)	(3.5)%
Mattel, Inc.	(944)	(14,953)	(1.5)%
MB Financial, Inc.	(18)	(770)	(0.1)%
MDU Resources Group, Inc.	(298)	(7,891)	(0.8)%
Medicines Co.	(754)	(24,980)	(2.4)%
MEDNAX, Inc.	(288)	(15,209)	(1.5)%
MGM Resorts International	(142)	(5,176)	(0.5)%
Microsemi Corp.	(112)	(6,920)	(0.7)%
Mid-America Apartment Communities, Inc.	(82)	(7,820)	(0.8)%
Middleby Corp.	(102)	(13,899)	(1.4)%
Minerals Technologies, Inc.	(98)	(7,365)	(0.7)%
Mohawk Industries, Inc.	(32)	(8,994)	(0.9)%
Monolithic Power Systems, Inc.	(38)	(4,527)	(0.4)%
Mosaic Co.	(781)	(21,321)	(2.1)%
MRC Global, Inc.	(874)	(15,715)	(1.5)%
Nabors Industries Ltd.	(663)	(5,198)	(0.5)%
National General Holdings Corp.	(324)	(6,486)	(0.6)%
Navient Corp.	(103)	(1,468)	(0.1)%
Netflix, Inc.	(5)	(1,352)	(0.1)%
NetScout Systems, Inc.	(90)	(2,565)	(0.2)%
New Residential Investment Corp.	(614)	(10,616)	(1.0)%
New York Community Bancorp, Inc.	(283)	(4,007)	(0.4)%
Newell Brands, Inc.	(553)	(14,621)	(1.4)%
Nielsen Holdings PLC	(201)	(7,519)	(0.7)%
NIKE, Inc., Class B	(219)	(14,940)	(1.5)%
Nordson Corp.	(67)	(9,629)	(0.9)%
Northern Trust Corp.	(23)	(2,424)	(0.2)%
NuVasive, Inc.	(205)	(10,018)	(1.0)%
Oasis Petroleum, Inc.	(403)	(3,490)	(0.3)%
ONEOK, Inc.	(486)	(28,606)	(2.8)%
OPKO Health, Inc.	(3,667)	(16,355)	(1.6)%
PacWest Bancorp	(201)	(10,538)	(1.0)%
Palo Alto Networks, Inc.	(37)	(5,841)	(0.6)%
Parsley Energy, Inc., Class A	(1,478)	(34,881)	(3.4)%
Patterson Cos., Inc.	(67)	(2,405)	(0.2)%
Patterson-UTI Energy, Inc.	(401)	(9,472)	(0.9)%
PayPal Holdings, Inc.	(50)	(4,266)	(0.4)%
Pebblebrook Hotel Trust	(21)	(819)	(0.1)%
Penske Automotive Group, Inc.	(29)	(1,514)	(0.1)%
Penumbra, Inc.	(176)	(17,530)	(1.7)%
Platform Specialty Products Corp.	(1,483)	(17,366)	(1.7)%
Portola Pharmaceuticals, Inc.	(172)	(8,825)	(0.9)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Post Holdings, Inc.	(31)	$(2,346)	(0.2)%
PPL Corp.	(113)	(3,601)	(0.4)%
Prestige Brands Holdings, Inc.	(68)	(2,844)	(0.3)%
PriceSmart, Inc.	(30)	(2,556)	(0.2)%
ProAssurance Corp.	(11)	(602)	(0.1)%
Proofpoint, Inc.	(54)	(5,509)	(0.5)%
Prosperity Bancshares, Inc.	(45)	(3,411)	(0.3)%
PTC, Inc.	(58)	(4,215)	(0.4)%
Public Storage	(36)	(7,047)	(0.7)%
QIAGEN NV	(223)	(7,459)	(0.7)%
QUALCOMM, Inc.	(215)	(14,674)	(1.4)%
RealPage, Inc.	(184)	(9,154)	(0.9)%
Regency Centers Corp.	(44)	(2,768)	(0.3)%
RLJ Lodging Trust	(902)	(20,854)	(2.0)%
Royal Gold, Inc.	(48)	(4,272)	(0.4)%
RSP Permian, Inc.	(192)	(7,619)	(0.7)%
Sabra Health Care REIT, Inc.	(745)	(13,485)	(1.3)%
Sabre Corp.	(186)	(3,863)	(0.4)%
Sage Therapeutics, Inc.	(26)	(4,935)	(0.5)%
Sarepta Therapeutics, Inc.	(23)	(1,507)	(0.1)%
SCANA Corp.	(92)	(3,739)	(0.4)%
Scientific Games Corp., Class A	(60)	(2,799)	(0.3)%
Seaboard Corp.	(2)	(8,672)	(0.8)%
Seattle Genetics, Inc.	(41)	(2,144)	(0.2)%
SemGroup Corp., Class A	(793)	(22,719)	(2.2)%
ServiceMaster Global Holdings, Inc.	(121)	(6,379)	(0.6)%
ServiceNow, Inc.	(74)	(11,016)	(1.1)%
Shire PLC	(89)	(4,158)	(0.4)%
Signature Bank	(43)	(6,622)	(0.6)%
Sotheby’s	(10)	(528)	(0.1)%
South Jersey Industries, Inc.	(271)	(7,978)	(0.8)%
Spectrum Brands Holdings, Inc.	(25)	(2,962)	(0.3)%
Spirit Airlines, Inc.	(350)	(14,742)	(1.4)%
Spirit Realty Capital, Inc.	(1,143)	(9,338)	(0.9)%
Sprint Corp.	(80)	(426)	0.0%
Square, Inc., Class A	(124)	(5,817)	(0.6)%
Stifel Financial Corp.	(26)	(1,756)	(0.2)%
STORE Capital Corp.	(292)	(7,157)	(0.7)%
Summit Materials, Inc., Class A	(623)	(19,905)	(1.9)%
Syneos Health, Inc.	(108)	(4,142)	(0.4)%
SYNNEX Corp.	(88)	(10,800)	(1.1)%
Tanger Factory Outlet Centers, Inc.	(135)	(3,399)	(0.3)%
Targa Resources Corp.	(114)	(5,472)	(0.5)%
Taubman Centers, Inc.	(37)	(2,281)	(0.2)%
Tesla, Inc.	(34)	(12,047)	(1.2)%
TransDigm Group, Inc.	(27)	(8,557)	(0.8)%
TreeHouse Foods, Inc.	(28)	(1,320)	(0.1)%
TripAdvisor, Inc.	(52)	(1,803)	(0.2)%
U.S. Silica Holdings, Inc.	(16)	(533)	(0.1)%
Ultimate Software Group, Inc.	(24)	(5,589)	(0.5)%
UMB Financial Corp.	(54)	(4,114)	(0.4)%
Under Armour, Inc., Class A	(1,895)	(26,265)	(2.6)%
Under Armour, Inc., Class C	(490)	(6,297)	(0.6)%
United Technologies Corp.	(94)	(12,973)	(1.3)%
Uniti Group, Inc.	(121)	(1,915)	(0.2)%
USG Corp.	(192)	(7,423)	(0.7)%
Vail Resorts, Inc.	(3)	(656)	(0.1)%
Veeva Systems, Inc., Class A	(38)	(2,389)	(0.2)%
Ventas, Inc.	(24)	(1,343)	(0.1)%
Verisk Analytics, Inc.	(61)	(6,103)	(0.6)%
ViaSat, Inc.	(46)	(3,479)	(0.3)%
Viavi Solutions, Inc.	(191)	(1,639)	(0.2)%
Vulcan Materials Co.	(21)	(2,843)	(0.3)%
WageWorks, Inc.	(168)	(10,172)	(1.0)%
Welltower, Inc.	(71)	(4,258)	(0.4)%
WESCO International, Inc.	(77)	(5,248)	(0.5)%
West Pharmaceutical Services, Inc.	(13)	(1,303)	(0.1)%

CONSOLIDATED SCHEDULE OF INVESTMENTS	65

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Whirlpool Corp.	(48)	$(8,708)	(0.8)%
White Mountains Insurance Group Ltd.	(16)	(13,438)	(1.3)%
Whiting Petroleum Corp.	(244)	(6,812)	(0.7)%
Woodward, Inc.	(89)	(6,899)	(0.7)%
Workday, Inc., Class A	(52)	(6,234)	(0.6)%
Worldpay, Inc., Class A	(78)	(6,264)	(0.6)%
WPX Energy, Inc.	(45)	(663)	(0.1)%
Wright Medical Group NV	(575)	(13,081)	(1.3)%
Xpo Logistics, Inc.	(106)	(10,011)	(1.0)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
United States (continued)
Zillow Group, Inc., Class C	(66)	$(2,934)	(0.3)%
Zimmer Biomet Holdings, Inc.	(6)	(763)	(0.1)%
Zynga, Inc., Class A	(3,998)	(14,313)	(1.4)%

		(2,049,389)

Total Reference Entity — Short		$(10,515,806)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,026,334

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	$—	$—	$726,749	$(1,108,333)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$—	$—	$108,797	$—	$—	$—	$108,797
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	34,234	—	—	34,234
Swaps — OTC	Unrealized appreciation on OTC swaps	428,605	—	208,878	—	89,266	—	726,749

		$428,605	$—	$317,675	$34,234	$89,266	$—	$869,780

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation(a)	$—	$—	$88,331	$—	$66,181	$—	$154,512
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	587,806	—	—	587,806
Swaps — OTC	Unrealized depreciation on OTC swaps	131,311	—	160,044	—	816,978	—	1,108,333

		$131,311	$—	$248,375	$587,806	$883,159	$—	$1,850,651

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$—	$743,796	$—	$6,278	$—	$750,074
Forward foreign currency exchange contracts	—	—	—	(280,565)	—	—	(280,565)
Swaps	898,026	—	366,285	—	167,521	—	1,431,832

	$898,026	$—	$1,110,081	$(280,565)	$173,799	$—	$1,901,341

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$171,051	$—	$(16,981)	$—	$154,070
Forward foreign currency exchange contracts	—	—	—	(93,815)	—	—	(93,815)
Swaps	38,157	—	121,505	—	(641,722)	—	(482,060)

	$38,157	$—	$292,556	$(93,815)	$(658,703)	$—	$(421,805)

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,499,657
Average notional value of contracts — short	6,215,940
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	13,174,146
Average amounts sold — in USD	1,567,985
Total return swaps:
Average notional value	67,289,312

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$100,825	$59,957
Forward foreign currency exchange contracts	34,234	587,806
Swaps — OTC(a)	726,749	1,108,333

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$861,808	$1,756,096
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(100,825)	(59,957)

Total derivative assets and liabilities subject to an MNA	$760,983	$1,696,139

(a)	Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Citibank N.A.	$8,796	$(8,796)	$—	$—	$—
Credit Suisse International	35,341	(35,341)	—	—	—
Deutsche Bank AG	17,825	—	—	—	17,825
JPMorgan Chase Bank N.A.	341,130	(341,130)	—	—	—
Merrill Lynch International	357,891	(357,891)	—	—	—

	$760,983	$(743,158)	$—	$—	$17,825

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Bank of America N.A.	$16,806	$—	$—	$—	$16,806
Citibank N.A.	48,755	(8,796)	—	—	39,959
Credit Suisse International	46,290	(35,341)	—	—	10,949
JPMorgan Chase Bank N.A.	632,322	(341,130)	—	—	291,192
Merrill Lynch International	951,966	(357,891)	—	—	594,075

	$1,696,139	$(743,158)	$—	$—	$952,981

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

CONSOLIDATED SCHEDULE OF INVESTMENTS	67

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Total Factor Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	$—	$11,757,012	$—	$11,757,012
U.S. Treasury Obligations	—	1,518,093	—	1,518,093
Short-Term Securities	42,406,761	—	—	42,406,761

	$42,406,761	$13,275,105	$—	$55,681,866

Derivative Financial Instruments(a)
Assets:
Commodity contracts	$—	$428,605	$—	$428,605
Equity contracts	108,797	208,878	—	317,675
Foreign currency exchange contracts	—	34,234	—	34,234
Interest rate contracts	—	89,266	—	89,266
Liabilities:
Commodity contracts	—	(131,311)	—	(131,311)
Equity contracts	(88,331)	(160,044)	—	(248,375)
Foreign currency exchange contracts	—	(587,806)	—	(587,806)
Interest rate contracts	(66,181)	(816,978)	—	(883,159)

	$(45,715)	$(935,156)	$—	$(980,871)

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to consolidated financial statements.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (unaudited)

January 31, 2018

BlackRock Total Factor Fund

ASSETS
Investments at value — unaffiliated (cost — $12,559,256)	$13,275,105
Investments at value — affiliated (cost — $42,406,761)	42,406,761
Cash pledged:
Futures contracts	1,502,600
Foreign currency at value (cost — $1,314,396)	1,363,993
Receivables:
Swaps	107,635
Capital shares sold	9,120,267
Dividends — affiliated	32,101
Interest — unaffiliated	52,647
From the Manager	81,526
Variation margin on futures contracts	100,825
Unrealized appreciation on:
Forward foreign currency exchange contracts	34,234
OTC swaps	726,749
Prepaid expenses	39,601

Total assets	68,844,044

LIABILITIES
Payables:
Investments purchased	2,333,556
Swaps	70,877
Capital shares redeemed	33,938
Investment advisory fees	170
Other accrued expenses	224,139
Other affiliates	669
Service and distribution fees	1,288
Trustees’ and Officer’s fees	2,315
Variation margin on futures contracts	59,957
Unrealized depreciation on:
Forward foreign currency exchange contracts	587,806
OTC swaps	1,108,333

Total liabilities	4,423,048

NET ASSETS	$64,420,996

NET ASSETS CONSIST OF
Paid-in capital	$63,023,508
Undistributed net investment income	18,258
Accumulated net realized gain	1,598,983
Net unrealized appreciation (depreciation)	(219,753)

NET ASSETS	$64,420,996

NET ASSET VALUE
Institutional — Based on net assets of $50,507,986 and 4,896,672 shares outstanding, unlimited shares authorized, $0.001 par value	$10.31

Investor A — Based on net assets of $2,837,675 and 275,667 shares outstanding, unlimited shares authorized, $0.001 par value	$10.29

Investor C — Based on net assets of $844,238 and 82,332 shares outstanding, unlimited shares authorized, $0.001 par value	$10.25

Class K — Based on net assets of $10,231,097 and 992,492 shares outstanding, unlimited shares authorized, $0.001 par value	$10.31

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2018

BlackRock Total Factor Fund

INVESTMENT INCOME
Dividends — affiliated	$129,393
Interest — unaffiliated(a)	1,147

Total investment income	130,540

EXPENSES
Investment advisory	97,495
Registration	58,098
Professional	40,318
Printing	29,080
Offering	26,596
Administration	8,287
Administration — class specific	3,880
Accounting services	10,954
Service and distribution — class specific	7,781
Trustees and Officer	4,387
Transfer agent — class specific	3,785
Custodian	3,250
Miscellaneous	166,495
Recoupment of past waived fees — class specific	170

Total expenses	460,576
Less:
Administration fees waived	(8,287)
Administration fees waived — class specific	(399)
Fees waived and/or reimbursed by the Manager	(339,015)
Transfer agent fees waived and/or reimbursed — class specific	(1,719)

Total expenses after fees waived and/or reimbursed	111,156

Net investment income	19,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	136,283
Capital gain distributions from investment companies — affiliated	110
Futures contracts	750,074
Forward foreign currency exchange contracts	(280,565)
Foreign currency transactions	12,724
Swaps	1,431,832

2,050,458

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	416,540
Futures contracts	154,070
Forward foreign currency exchange contracts	(93,815)
Foreign currency translations	(3,789)
Swaps	(482,060)

(9,054)

Net realized and unrealized gain	2,041,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,060,788

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See notes to consolidated financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Total Factor Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$19,384	$(20,638)
Net realized gain	2,050,458	2,683,064
Net change in unrealized appreciation (depreciation)	(9,054)	(904,701)

Net increase in net assets resulting from operations	2,060,788	1,757,725

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	—	(116,290)
Investor A	—	(3,715)
From net realized gain:
Institutional	(1,566,121)	(288,659)
Investor A	(113,382)	(18,217)
Investor C	(29,375)	(5,387)
Class K	(54,215)	—

Decrease in net assets resulting from distributions to shareholders	(1,763,093)	(432,268)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	29,324,523	3,654,410

NET ASSETS
Total increase in net assets	29,622,218	4,979,867
Beginning of period	34,798,778	29,818,911

End of period	$64,420,996	$34,798,778

Undistributed (accumulated) net investment income (loss), end of period	$18,258	$(1,126)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	71

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,					Period from 12/27/12(a) to 07/31/13
			2017		2016	2015	2014
Net asset value, beginning of period	$10.18		$9.79		$9.96	$10.11	$9.54	$10.00

Net investment income (loss)(b)	0.01		(0.00	)(c)	(0.04)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.59		0.53		0.29	0.28	1.02	(0.40)

Net increase (decrease) from investment operations	0.60		0.53		0.25	0.22	0.95	(0.42)

Distributions(d)
From net investment income	—		(0.04)		(0.42)	(0.35)	(0.38)	(0.04)
From net realized gain	(0.47)		(0.10)		—	(0.02)	—	—

Total distributions	(0.47)		(0.14)		(0.42)	(0.37)	(0.38)	(0.04)

Net asset value, end of period	$10.31		$10.18		$9.79	$9.96	$10.11	$9.54

Total Return(e)
Based on net asset value	5.92	%(f)	5.46%		2.86%	2.24%	10.24%	(4.25	)%(f)

Ratios to Average Net Assets
Total expenses(g)	2.31	%(h)	1.65%		1.61%	1.52%	1.69%	2.36	%(h)(i)

Total expenses after fees waived and/or reimbursed(g)	0.53	%(h)	0.68%		1.00%	1.00%	1.00%	0.99	%(h)

Net investment income (loss)(g)	0.14	%(h)	(0.03)%		(0.45)%	(0.61)%	(0.67)%	(0.35	)%(h)

Supplemental Data
Net assets, end of period (000)	$50,508		$31,334		$27,712	$35,597	$26,325	$24,404

Portfolio turnover rate	28%		73%		11%	4%	77%	59%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/27/12(a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.10%	0.11%	0.08%	0.09%	0.10%	0.18%

(h)	Annualized.
(i)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 2.57%.

See notes to consolidated financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,				Period from 12/27/12(a) to 07/31/13
			2017	2016	2015	2014
Net asset value, beginning of period	$10.15		$9.77	$9.93	$10.09	$9.53	$10.00

Net investment loss(b)	(0.01)		(0.02)	(0.07)	(0.09)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.59		0.52	0.30	0.28	1.00	(0.41)

Net increase (decrease) from investment operations	0.58		0.50	0.23	0.19	0.92	(0.43)

Distributions(c)
From net investment income	—		(0.02)	(0.39)	(0.33)	(0.36)	(0.04)
From net realized gain	(0.44)		(0.10)	—	(0.02)	—	—

Total distributions	(0.44)		(0.12)	(0.39)	(0.35)	(0.36)	(0.04)

Net asset value, end of period	$10.29		$10.15	$9.77	$9.93	$10.09	$9.53

Total Return(d)
Based on net asset value	5.79	%(e)	5.16%	2.68%	1.97%	9.92%	(4.35	)%(e)

Ratios to Average Net Assets
Total expenses(f)	2.70	%(g)	2.09%	2.03%	1.94%	2.09%	2.38	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.80	%(g)	0.91%	1.25%	1.25%	1.25%	1.24	%(g)

Net investment loss(f)	(0.14	)%(g)	(0.21)%	(0.70)%	(0.86)%	(0.81)%	(0.30	)%(g)

Supplemental Data
Net assets, end of period (000)	$2,838		$2,327	$1,448	$1,811	$1,014	$378

Portfolio turnover rate	28%		73%	11%	4%	77%	59%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/27/12(a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.10%	0.11%	0.08%	0.09%	0.10%	0.18%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A Shares would have been 2.59%.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	73

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,				Period from 12/27/12(a) to 07/31/13
			2017	2016	2015	2014
Net asset value, beginning of period	$10.07		$9.71	$9.84	$10.02	$9.48	$10.00

Net investment loss(b)	(0.05)		(0.10)	(0.13)	(0.16)	(0.16)	(0.06)
Net realized and unrealized gain (loss)	0.59		0.52	0.29	0.29	1.00	(0.42)

Net increase (decrease) from investment operations	0.54		0.42	0.16	0.13	0.84	(0.48)

Distributions(c)
From net investment income	—		—	(0.29)	(0.29)	(0.30)	(0.04)
From net realized gain	(0.36)		(0.06)	—	(0.02)	—	—

Total distributions	(0.36)		(0.06)	(0.29)	(0.31)	(0.30)	(0.04)

Net asset value, end of period	$10.25		$10.07	$9.71	$9.84	$10.02	$9.48

Total Return(d)
Based on net asset value	5.36	%(e)	4.40%	1.82%	1.32%	9.09%	(4.86	)%(e)

Ratios to Average Net Assets
Total expenses(f)	3.47	%(g)	2.80%	2.72%	2.59%	2.80%	3.00	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	1.55	%(g)	1.68%	2.00%	2.00%	2.00%	1.98	%(g)

Net investment loss(f)	(0.91	)%(g)	(1.01)%	(1.45)%	(1.56)%	(1.67)%	(0.98	)%(g)

Supplemental Data
Net assets, end of period (000)	$844		$908	$659	$851	$402	$313

Portfolio turnover rate	28%		73%	11%	4%	77%	59%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/27/12(a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.10%	0.11%	0.08%	0.09%	0.10%	0.18%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 3.21%.

See notes to consolidated financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)	Period from 02/03/17(a) to 07/31/17
Net asset value, beginning of period	$10.18	$9.76

Net investment income(b)	0.02	0.01
Net realized and unrealized gain	0.58	0.41

Net increase from investment operations	0.60	0.42

Distributions from net realized gain(c)	(0.47)	—

Net asset value, end of period	$10.31	$10.18

Total Return(d)
Based on net asset value(e)	5.95%	4.30%

Ratios to Average Net Assets
Total expenses(f)(g)	2.17%	1.84%

Total expenses after fees waived and/or reimbursed(f)(g)	0.50%	0.49%

Net investment income(f)(g)	0.39%	0.28%

Supplemental Data
Net assets, end of period (000)	$10,231	$230

Portfolio turnover rate	28%	73	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Period from 02/03/17(a) to 07/31/17
Investments in underlying funds	0.10%	0.11%

(i)	Portfolio turnover is representative of the Fund for the entire year.
(g)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund’s classification changed from non-diversified to diversified during the period.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Total Factor Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and consolidated financial statements of the Fund include the positions and accounts, respectively, of its Subsidiary. The net assets of the Subsidiary as of period end were $2,891,576, which is 4.5% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Recent Accounting Standard: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	77

Notes to Consolidated Financial Statements  (unaudited) (continued)

Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	79

Notes to Consolidated Financial Statements  (unaudited) (continued)

losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.50%
$1 Billion — $3 Billion	0.47
$3 Billion — $5 Billion	0.45
$5 Billion — $10 Billion	0.44
Greater than $10 Billion	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburse BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$3,268	$4,513	$7,781

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$3,481	$261	$90	$48	$3,880

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Fund did not pay any amounts to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$79	$66	$54	$199

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$1,183	$1,800	$742	$60	$3,785

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $831.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2018, the amount waived was $9,263.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2018, there were no fees waived and/or reimbursed by the Manager.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.55%	0.80%	1.55%	0.50%

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	81

Notes to Consolidated Financial Statements  (unaudited) (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2018, the Manager waived and/or reimbursed $329,752, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

For the six months ended January 31, 2018, administration fees waived at the Fund level was $8,287. This amount is included in administration fees waived in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements are as follows:

	Investor A	Investor C	Class K	Total
Administration Fees Waived	$261	$90	$48	$399
Transfer Agent Fees Waived and/or Reimbursed	$1,138	$522	$59	$1,719

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended January 31, 2018, the Manager recouped waivers and/or reimbursements previously recorded of $170 for Institutional Class.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Fund Level	$165,354	$289,744	$338,039
Institutional	16,823	4,737	—
Investor A	3,186	3,429	1,399
Investor C	936	1,186	612
Class K	—	20	107

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$4,921,510	$2,246,811
U.S. Government Securities	$1,108,445	$553,882

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$54,966,017

Gross unrealized appreciation	$1,603,315
Gross unrealized depreciation	(1,868,337)

Net unrealized depreciation	$(265,022)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements  (unaudited) (continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,930,443	$20,038,515	342,731	$3,391,100
Shares issued in reinvestment of distributions	28,784	293,887	3,057	29,504
Shares redeemed	(140,024)	(1,440,427)	(99,168)	(982,910)

Net increase	1,819,203	$18,891,975	246,620	$2,437,694

Investor A
Shares sold	57,598	$598,215	169,549	$1,663,296
Shares issued in reinvestment of distributions	10,670	108,738	2,247	21,637
Shares redeemed	(21,869)	(228,104)	(90,803)	(903,069)

Net increase	46,399	$478,849	80,993	$781,864

Investor C
Shares sold	6,549	$67,321	48,858	$480,729
Shares issued in reinvestment of distributions	2,803	28,479	535	5,128
Shares redeemed	(17,161)	(176,544)	(27,181)	(271,681)

Net increase (decrease)	(7,809)	$(80,744)	22,212	$214,176

			Period from 02/03/17(a) to 07/31/17
			Shares	Amount

Class K
Shares sold	966,485	$9,999,872	22,592	$220,676
Shares issued in reinvestment of distributions	4,365	44,571	—	—
Shares redeemed	(950)	(10,000)	—	—

Net increase	969,900	$10,034,443	22,592	$220,676

Total Net Increase	2,827,693	$29,324,523	372,417	$3,654,410

(a)	Commencement of operations.

As of January 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Class K
2,504,182	2,509	2,509	20,492

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Legal Counsel
BlackRock International Limited	Sidley Austin LLP
Edinburgh, EH3 8BL	New York, NY 10019
United Kingdom

Custodian	Address of the Trust
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	85

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	87

Glossary of Terms Used in This Report

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	US Dollar
ZAR	South African Rand

Portfolio Abbreviations

ASX	Australian Securities Exchange
CAC	Cotation Assistée en Continu (French Stock Exchange)
CBOE	Chicago Board Options Exchange
CVA	Certification Van Aandelon (Dutch Certificate)
DAX	Deutscher Aktien Index
FTSE	Financial Times Stock Exchange
HIBOR	Hong Kong Interbank Offer Rate
IBEX	Bolsa de Madrid (Spain Stock Exchange)
IBOVESPA	Indice Bolsa de Valores do Estado de Sao Paulo
ISE	Istanbul Stock Exchange
JSE	Johannesburg Stock Exchange
KOSPI	Korean Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OMX	Stockholm Nordic Exchange
OTC	Over-the-counter
RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SET	Stock Exchange of Thailand
SGX	Singapore Stock Exchange
SPI	Share Price Index Futures
TAIEX	Taiwan Stock Exchange
TOPIX	Tokyo Stock Price Index
WIG	Warszawski Indeks Giełdowy
WTI	West Texas Intermediate

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SRA-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: April 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: April 4, 2018

4